UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4108

                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                   Date of reporting period: DECEMBER 31, 2005


ITEM 1. REPORTS TO STOCKHOLDERS.


OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE Oppenheimer Aggressive Growth Fund/VA produced strong returns relative to its benchmark, the S&P 500 Index, for its fiscal year ended December 31, 2005. We attributed these favorable results to our disciplined bottom-up stock selection process. The Fund benefited particularly from our holdings within the consumer discretionary, consumer staples, healthcare, financials and industrials sectors.

      Despite the Fund's solid performance, a few holdings within a variety of sectors, information technology, healthcare and consumer discretionary, produced disappointing results.

      The Fund's investment strategy focuses on high-growth companies that are industry leaders within their marketplace. We target those we believe possess competitive advantages, stable earnings, sustainable growth rates and experienced management teams with proven records.

      Our investment strategy succeeded in identifying high performing companies across many market sectors. During the period, our holdings within the consumer discretionary sector performed quite well, benefiting from a healthy economy and strong consumer spending. Top contributors to performance included women's clothing retailer, Chico's FAS, Inc. and O'Reilly Automotive, Inc., a specialty retailer of automotive aftermarket parts, tools and supplies.

      Within the consumer staples sector, the world's top natural foods chain, Whole Foods Market, Inc., benefited from a strong management team that successfully executed on its corporate plan, driving the company's stock price higher during the period.

      Stocks within the healthcare sector also performed well for the Fund. The strongest healthcare holding was Coventry Health Care, Inc., a firm that provides managed healthcare services. Coventry Health Care, Inc. successfully completed its acquisition of First Health Group Corp., which boosted profitability and produced greater margins.

      The financial sector also helped performance. Among the best performing stocks in this sector were the Chicago Mercantile Exchange Holdings, Inc. and Legg Mason, Inc. The Chicago Mercantile Exchange Holdings, Inc. profited from its new products and trading platform. Legg Mason, Inc.'s stock soared after a successful strategic realignment of the firm.

      Within industrials, Fastenal Co., a nuts and bolts distributor and Expeditors International of Washington, Inc., a freight forwarding company, benefited from a strong domestic and global economy.

      Among the few disappoints, Investors Financial Services Corp. suffered from a reduction in profitability due to the flattening of the yield curve as well as competitive pressures. Within healthcare, The Cooper Companies Inc.'s stock declined due to an increasingly competitive marketplace. In the consumer discretionary sector, Brunswick Corp., a global leader in the leisure products industry, suffered from weak sales due to consumer concerns over rising energy prices. Lastly, information technology services providers, Affiliated Computer Services, Inc. and Alliance Data Systems Corp. underperformed for the period.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2005. In the case of non-service shares, performance is measured over a ten-year period. In the case of service shares, performance is measured from inception of the class on October 16, 2000. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                    4 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

NON-SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Aggressive Growth Fund/VA (Non-Service)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer Aggressive
                                 Growth Fund/VA
                                 (Non-Service)         S&P 500 Index
                              ----------------------   -------------
12/31/1995                            10,000              10,000
03/31/1996                            10,842              10,537
06/30/1996                            11,892              11,009
09/30/1996                            12,398              11,349
12/31/1996                            12,022              12,295
03/31/1997                            10,600              12,625
06/30/1997                            12,796              14,827
09/30/1997                            14,543              15,937
12/31/1997                            13,426              16,395
03/31/1998                            15,176              18,680
06/30/1998                            15,762              19,300
09/30/1998                            12,097              17,385
12/31/1998                            15,085              21,084
03/31/1999                            16,549              22,134
06/30/1999                            18,255              23,691
09/30/1999                            18,992              22,215
12/31/1999                            27,697              25,518
03/31/2000                            34,801              26,103
06/30/2000                            33,571              25,409
09/30/2000                            35,638              25,163
12/31/2000                            24,584              23,196
03/31/2001                            18,030              20,447
06/30/2001                            17,947              21,643
09/30/2001                            15,541              18,468
12/31/2001                            16,898              20,441
03/31/2002                            16,025              20,497
06/30/2002                            13,984              17,753
09/30/2002                            11,864              14,687
12/31/2002                            12,202              15,925
03/31/2003                            12,014              15,423
06/30/2003                            13,876              17,796
09/30/2003                            14,640              18,267
12/31/2003                            15,324              20,490
03/31/2004                            16,151              20,837
06/30/2004                            16,869              21,195
09/30/2004                            16,318              20,799
12/31/2004                            18,355              22,718
03/31/2005                            18,229              22,230
06/30/2005                            18,797              22,535
09/30/2005                            19,791              23,347
12/31/2005                            20,617              23,833

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/2005

1-Year 12.33%             5-Year -3.46%           10-Year 7.50%

SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Aggressive Growth Fund/VA (Service)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              Oppenheimer Aggressive
                                 Growth Fund/VA
                                   (Service)          S&P 500 Index
                              ----------------------  -------------
10/16/2000                            10,000              10,000
12/31/2000                             7,240               9,257
03/31/2001                             5,311               8,161
06/30/2001                             5,285               8,638
09/30/2001                             4,575               7,370
12/31/2001                             4,973               8,158
03/31/2002                             4,713               8,181
06/30/2002                             4,110               7,085
09/30/2002                             3,484               5,862
12/31/2002                             3,578               6,356
03/31/2003                             3,521               6,156
06/30/2003                             4,067               7,103
09/30/2003                             4,290               7,291
12/31/2003                             4,489               8,178
03/31/2004                             4,728               8,316
06/30/2004                             4,936               8,459
09/30/2004                             4,769               8,301
12/31/2004                             5,361               9,067
03/31/2005                             5,320               8,872
06/30/2005                             5,481               8,994
09/30/2005                             5,767               9,318
12/31/2005                             6,003               9,512

AVERAGE ANNUAL TOTAL RETURN OF SERVICE SHARES OF THE FUND AT 12/31/2005

1-Year 11.99%    5-Year -3.68%     Since Inception (10/16/00) -9.33%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                    5 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

----------------------------------------------------------------------------
                                  BEGINNING   ENDING       EXPENSES PAID
                                  ACCOUNT     ACCOUNT      DURING 6 MONTHS
                                  VALUE       VALUE        ENDED
                                  (7/1/05)    (12/31/05)   DECEMBER 31, 2005
----------------------------------------------------------------------------
Non-Service shares Actual         $1,000.00   $1,096.80    $3.65
----------------------------------------------------------------------------
Non-Service shares Hypothetical    1,000.00    1,021.73     3.52
----------------------------------------------------------------------------
Service shares Actual              1,000.00    1,095.20     5.08
----------------------------------------------------------------------------
Service shares Hypothetical        1,000.00    1,020.37     4.90

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS                EXPENSE RATIOS
-----------------------------------
Non-Service shares        0.69%
-----------------------------------
Service shares            0.96
-----------------------------------

--------------------------------------------------------------------------------


                    6 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--100.0%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.8%
------------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Cheesecake Factory, Inc. (The) 1                                                                        241,000   $       9,010,990
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                                       569,600          17,093,696
                                                                                                                  ------------------
                                                                                                                         26,104,686

------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.4%
Harman International Industries, Inc.                                                                   181,300          17,740,205
------------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--2.0%
Brunswick Corp.                                                                                         628,800          25,567,008
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--2.7%
Getty Images, Inc. 1                                                                                    384,100          34,288,607
------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--6.9%
Bed Bath & Beyond, Inc. 1                                                                               142,000           5,133,300
------------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                                                     564,900          24,816,057
------------------------------------------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc. 1                                                                           1,069,524          34,235,463
------------------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                                                                    188,000           9,952,720
------------------------------------------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. 1                                                                                299,200           7,572,752
------------------------------------------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                                                                 146,100           6,304,215
                                                                                                                  ------------------
                                                                                                                         88,014,507

------------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.7%
Coach, Inc. 1                                                                                           736,000          24,538,240
------------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                                                                 391,800          21,995,652
                                                                                                                  ------------------
                                                                                                                         46,533,892

------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.0%
------------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Whole Foods Market, Inc.                                                                                329,000          25,461,310
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--8.1%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.3%
BJ Services Co.                                                                                         469,000          17,198,230
------------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                               659,700          24,481,467
                                                                                                                  ------------------
                                                                                                                         41,679,697

------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.8%
Apache Corp.                                                                                            310,600          21,282,312
------------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                                        372,500          20,111,275
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                                                        428,399          18,823,852
                                                                                                                  ------------------
                                                                                                                         60,217,439

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.4%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.1%
Commerce Bancorp, Inc.                                                                                  765,800          26,351,178

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.6%
Chicago Mercantile Exchange (The)                                                                        81,000   $      29,766,690
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                        343,500          41,113,515
                                                                                                                  ------------------
                                                                                                                         70,880,205

------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.7%
Brown & Brown, Inc.                                                                                     715,400          21,848,316
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--16.1%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.3%
Affymetrix, Inc. 1                                                                                      200,200           9,559,550
------------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                                 378,000          19,894,140
                                                                                                                  ------------------
                                                                                                                         29,453,690

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.3%
Bard (C.R.), Inc.                                                                                       518,500          34,179,520
------------------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                                                       388,900          18,974,431
------------------------------------------------------------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1                                                                               17,900           1,288,442
------------------------------------------------------------------------------------------------------------------------------------
ResMed, Inc. 1                                                                                          299,900          11,489,169
------------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                                                          509,800          25,663,332
                                                                                                                  ------------------
                                                                                                                         91,594,894

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.5%
American Healthways, Inc. 1                                                                              28,500           1,289,625
------------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                            646,575          36,828,912
------------------------------------------------------------------------------------------------------------------------------------
Health Management Associates,
Inc., Cl. A                                                                                           1,107,600          24,322,896
------------------------------------------------------------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                                                                  588,300          19,649,220
                                                                                                                  ------------------
                                                                                                                         82,090,653

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--19.0%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.1%
L-3 Communications Holdings, Inc.                                                                       176,700          13,137,645
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                                  561,200          26,078,964
                                                                                                                  ------------------
                                                                                                                         39,216,609

------------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--5.2%
C.H. Robinson Worldwide, Inc.                                                                           719,700          26,650,491
------------------------------------------------------------------------------------------------------------------------------------
Expeditors International of
Washington, Inc.                                                                                        573,100          38,689,981
                                                                                                                  ------------------
                                                                                                                         65,340,472

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.6%
Corporate Executive Board Co.                                                                           283,900          25,465,830
------------------------------------------------------------------------------------------------------------------------------------
Stericycle, Inc. 1                                                                                      349,100          20,555,008
                                                                                                                  ------------------
                                                                                                                         46,020,838


                    7 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MACHINERY--3.9%
Donaldson Co., Inc.                                                                                     538,000   $      17,108,400
------------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                                                        138,750           5,550,000
------------------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                                     598,000          26,664,820
                                                                                                                  ------------------
                                                                                                                         49,323,220

------------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--3.2%
Fastenal Co.                                                                                          1,048,200          41,078,958
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.7%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.7%
Comverse Technology, Inc. 1                                                                           1,291,300          34,335,667
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
CDW Corp.                                                                                               275,600          15,866,292
------------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--9.3%
Alliance Data Systems Corp. 1                                                                           552,900          19,683,240
------------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology
Solutions Corp. 1                                                                                       546,000          27,491,100
------------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                                                          506,200          21,903,274
------------------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                                   487,400          22,717,714
------------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                                                          290,700          12,753,009
------------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl.A 1                                                                         409,100          12,493,914
                                                                                                                  ------------------
                                                                                                                        117,042,251

------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.0%
Linear Technology Corp.                                                                                 703,600          25,378,852
------------------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                                              772,500          24,835,875
                                                                                                                  ------------------
                                                                                                                         50,214,727

------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--8.5%
Activision, Inc. 1                                                                                    1,297,200          17,823,528
------------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                                                     710,600          26,263,776
------------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                                                           345,900           9,512,250
------------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc.                                                                                          430,400          18,485,680
------------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                                                 241,400          12,627,634
------------------------------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                                          271,050          11,156,418
------------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                                          213,800          11,395,540
                                                                                                                  ------------------
                                                                                                                        107,264,826

------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.1%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.1%
Ecolab, Inc.                                                                                             35,800           1,298,466
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.8%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
NeuStar, Inc., Cl.A 1                                                                                   328,700          10,022,063
                                                                                                                  ------------------
Total Common Stocks
(Cost $913,364,850)                                                                                                   1,264,850,676

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv.,
Series D 1,2,3 (Cost $7,346,317)                                                                      1,147,862   $           2,586


                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.2%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 3.09% in joint repurchase agreement (Principal Amount/Value $59,548,000, with a maturity value of $59,570,297) with DB Alex Brown LLC, 3.37%, dated 12/30/05, to be repurchased at $1,842,690 on 1/3/06, collateralized by U.S. Treasury Bills, 6/1/06 with a value of
$60,758,966 (Cost $1,842,000)                                                                        $1,842,000           1,842,000

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $922,553,167)                                                                                       100.2%      1,266,695,262
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                                                                               (0.2)         (2,263,239)
                                                                                                     -------------------------------
NET ASSETS                                                                                                100.0%  $   1,264,432,023
                                                                                                     ===============================


                    8 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2005 was $2,586, which represents less than 0.005% of the Fund's net assets, all of which is considered restricted. See
Note 5 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2005 amounts to $2,586. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES        GROSS         GROSS               SHARES
                                                         DECEMBER 31, 2004    ADDITIONS    REDUCTIONS    DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                   1,147,862           --            --            1,147,862
BroadBand Office, Inc., Cv., Series C                              211,641           --       211,641                   --
Centerpoint Broadband Technologies, Inc., Cv., Series D          1,298,701           --     1,298,701                   --
Centerpoint Broadband Technologies, Inc., Cv., Series Z            262,439           --       262,439                   --
MicroPhotonix Integration Corp., Cv., Series C                     633,383           --       633,383                   --
Multiplex, Inc., Cv., Series C                                   2,330,253           --     2,330,253                   --
Questia Media, Inc., Cv., Series B                               2,329,735           --     2,329,735                   --

                                                                                  VALUE      DIVIDEND             REALIZED
                                                                             SEE NOTE 1        INCOME                 LOSS
--------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                              $     2,586    $       --     $             --
BroadBand Office, Inc., Cv., Series C                                                --            --            4,000,015
Centerpoint Broadband Technologies, Inc., Cv., Series D                              --            --           13,999,997
Centerpoint Broadband Technologies, Inc., Cv., Series Z                              --            --            6,999,992
MicroPhotonix Integration Corp., Cv., Series C                                       --            --            4,000,004
Multiplex, Inc., Cv., Series C                                                       --            --           17,061,344
Questia Media, Inc., Cv., Series B                                                   --            --            8,999,990
                                                                            ----------------------------------------------
                                                                            $     2,586    $       --     $     55,061,342
                                                                            ==============================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    9 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - see accompanying statement of investments:
Unaffiliated companies (cost $915,206,850)                                                                        $   1,266,692,676
Affiliated companies (cost $7,346,317)                                                                                        2,586
                                                                                                                  ------------------
                                                                                                                      1,266,695,262
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                        120,065
------------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                                                      263,837
Shares of beneficial interest sold                                                                                          164,392
Other                                                                                                                        19,522
                                                                                                                  ------------------
Total assets                                                                                                          1,267,263,078

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                                     1,867,743
Shares of beneficial interest redeemed                                                                                      788,827
Shareholder communications                                                                                                   71,029
Trustees' compensation                                                                                                       25,182
Distribution and service plan fees                                                                                           21,502
Transfer and shareholder servicing agent fees                                                                                 1,785
Other                                                                                                                        54,987
                                                                                                                  ------------------
Total liabilities                                                                                                         2,831,055

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $   1,264,432,023
                                                                                                                  ==================

------------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                        $          25,611
------------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                            1,692,523,839
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                                             (19,505)
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                                           (772,240,017)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                              344,142,095
                                                                                                                  ------------------
NET ASSETS                                                                                                        $   1,264,432,023
                                                                                                                  ==================

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,227,881,350
and 24,863,416 shares of beneficial interest outstanding)                                                         $           49.39
------------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $36,550,673
and 747,871 shares of beneficial interest outstanding)                                                            $           48.87

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   10 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                         $       4,960,043
------------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                    137,712
                                                                                                                  ------------------
Total investment income                                                                                                   5,097,755

------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                           8,080,149
------------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees - Service shares                                                                          71,776
------------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                                           10,746
Service shares                                                                                                               10,045
------------------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                                           49,947
Service shares                                                                                                                1,198
------------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                  39,594
------------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                       22,330
------------------------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                                   1,500
------------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                        66,914
                                                                                                                  ------------------
Total expenses                                                                                                            8,354,199
Less reduction to custodian fees                                                                                                (47)
                                                                                                                  ------------------
Net expenses                                                                                                              8,354,152

------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                      (3,256,397)

------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
Unaffiliated companies                                                                                                   71,149,451
Affiliated companies                                                                                                    (55,061,342)
                                                                                                                  ------------------
Net realized gain                                                                                                        16,088,109
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                                    126,872,800

------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $     139,704,512
                                                                                                                  ==================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   11 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                                     2005               2004
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                              $    (3,256,397)   $    (4,465,478)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                              16,088,109           (417,401)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                126,872,800        213,639,469
                                                                                                 -----------------------------------
Net increase in net assets resulting from operations                                                 139,704,512        208,756,590

------------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                  (117,803,338)      (109,692,557)
Service shares                                                                                         8,921,013          9,104,838

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                        30,822,187        108,168,871
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                1,233,609,836      1,125,440,965
                                                                                                 -----------------------------------
End of period (including accumulated net investment loss of $19,505 and $13,347, respectively)   $ 1,264,432,023    $ 1,233,609,836
                                                                                                 ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,              2005             2004             2003            2002            2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      43.97     $      36.71     $      29.23    $      40.72      $    70.77
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              (.12) 1          (.15) 1          (.15)           (.10)            .23
Net realized and unrealized gain (loss)                   5.54             7.41             7.63          (11.16)         (21.38)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                          5.42             7.26             7.48          (11.26)         (21.15)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --               --               --            (.23)           (.54)
Distributions from net realized gain                        --               --               --              --           (8.36)
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                --               --               --            (.23)          (8.90)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      49.39     $      43.97     $      36.71    $      29.23      $    40.72
                                                  ==================================================================================
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       12.33%           19.78%           25.59%         (27.79)%        (31.27)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  1,227,881     $  1,209,459     $  1,113,743    $    979,919      $1,621,550
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  1,177,979     $  1,124,874     $  1,041,584    $  1,240,435      $1,898,088
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             (0.26)%          (0.39)%          (0.43)%         (0.29)%          0.47%
Total expenses                                            0.69% 4          0.69% 4          0.70% 4         0.68% 4         0.68% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     32%              53%             154%             54%            134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


SERVICE SHARES   YEAR ENDED DECEMBER 31,                  2005             2004             2003            2002            2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      43.64     $      36.54     $      29.13    $      40.70    $      70.77
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              (.25) 1          (.27) 1            -- 2           .16             .19
Net realized and unrealized gain (loss)                   5.48             7.37             7.41          (11.53)         (21.36)
                                                  --------------------------------------------------------------------------------
Total from investment operations                          5.23             7.10             7.41          (11.37)         (21.17)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        --               --               --            (.20)           (.54)
Distributions from net realized gain                        --               --               --              --           (8.36)
                                                  --------------------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                                --               --               --            (.20)          (8.90)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      48.87     $      43.64     $      36.54    $      29.13    $      40.70
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       11.99%           19.43%           25.44%         (28.05)%        (31.31)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $     36,551     $     24,151     $     11,698    $        144    $         54
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $     28,798     $     17,579     $      3,858    $         72    $         31
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             (0.54)%          (0.68)%          (0.72)%         (0.56)%          0.09%
Total expenses                                            0.97%            0.99%            0.95%           1.55%           0.83%
Expenses after payments and waivers
and reduction to custodian expenses                       0.97%            0.99%            0.95%           0.98%           0.83%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     32%              53%             154%             54%            134%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   14 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Aggressive Growth Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in "growth type" companies. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                   15 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
UNDISTRIBUTED     UNDISTRIBUTED           ACCUMULATED     SECURITIES AND OTHER
NET INVESTMENT        LONG-TERM                  LOSS  INVESTMENTS FOR FEDERAL
INCOME                     GAIN  CARRYFORWARD 1,2,3,4      INCOME TAX PURPOSES
-------------------------------------------------------------------------------
$--                         $--          $772,178,091             $344,080,160

1. As of December 31, 2005, the Fund had $753,038,745 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforwards were as follows:

               EXPIRING
               -----------------------------
               2009            $ 522,813,923
               2010              230,224,822
                               -------------
               Total           $ 753,038,745
                               =============

2. As of December 31, 2005, the Fund had $19,139,346 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

3. During the fiscal year ended December 31, 2005, the Fund utilized $24,465,493 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended December 31, 2004, the Fund utilized $9,896,185 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                              REDUCTION TO
               REDUCTION TO                ACCUMULATED NET
               PAID-IN CAPITAL             INVESTMENT LOSS
               -------------------------------------------
               $3,250,239                       $3,250,239

No distributions were paid during the years ended December 31, 2005 and December 31, 2004.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities          $  922,615,102
                                                       ===============

               Gross unrealized appreciation           $  356,795,108
               Gross unrealized depreciation              (12,714,948)
                                                       ---------------
               Net unrealized appreciation             $  344,080,160
                                                       ===============


                   16 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED DECEMBER 31, 2005    YEAR ENDED DECEMBER 31, 2004
                                     SHARES            AMOUNT        SHARES            AMOUNT
-----------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                              2,464,320     $ 113,044,647     2,254,599     $  88,253,010
Redeemed                         (5,107,185)     (230,847,985)   (5,085,553)     (197,945,567)
                                 --------------------------------------------------------------
Net decrease                     (2,642,865)    $(117,803,338)   (2,830,954)    $(109,692,557)
                                 ==============================================================

-----------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                298,427     $  13,509,067       312,167     $  12,156,781
Redeemed                           (103,986)       (4,588,054)      (78,906)       (3,051,943)
                                 --------------------------------------------------------------
Net increase                        194,441     $   8,921,013       233,261     $   9,104,838
                                 ==============================================================


                   17 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                               PURCHASES                  SALES
               -----------------------------------------------------------------
               Investment securities        $383,650,177           $490,898,987

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million and 0.58% of average annual net assets over $1.5 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2005, the Fund paid $20,730 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                     ACQUISITION                    VALUATION AS OF      UNREALIZED
SECURITY                                                    DATE          COST    DECEMBER 31, 2005    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D          10/17/00    $7,346,317               $2,586      $7,343,731


                   18 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   19 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER AGGRESSIVE GROWTH FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Aggressive Growth Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Aggressive Growth Fund/VA as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006


                   20 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   21 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   22 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of John O'Hare and the Manager's Growth Equity investment team and analysts. Mr. O'Hare has had over 18 years of experience managing equity investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other mid-cap growth funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year performance was better than its peer group median. However its three-year, five-year and ten-year performance were below its peer group median.


                   23 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited/Continued
--------------------------------------------------------------------------------

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other mid-cap growth funds and other funds with comparable asset levels and distribution features. The Board concluded that the Fund's contractual and actual management fees and total expenses, which are all lower than its peer group median and average, are reasonable in light of the Fund's recent performance.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has experienced moderate asset growth and that, based on current asset levels, the Fund is nearing, but has not reached its last management fee breakpoint.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   24 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH      PRINCIPAL OCCUPATION(S) DURING THE PAST 5
THE FUNDS, LENGTH OF SERVICE,    YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
AGE                              NUMBER OF PORTFOLIOS IN THE FUNDS COMPLEX
                                 CURRENTLY OVERSEEN

INDEPENDENT                      THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW
TRUSTEES                         IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                 80112-3924. EACH TRUSTEE SERVES FOR AN
                                 INDEFINITE TERM, OR UNTIL HIS OR HER
                                 RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,            Chairman of the following private mortgage
Chairman of the Board of         banking companies: Cherry Creek Mortgage
Trustees (since 2003),           Company (since 1991), Centennial State Mortgage
Trustee (since 1999)             Company (since 1994), and The El Paso Mortgage
Age: 68                          Company (since 1993); Chairman of the following
                                 private companies: Ambassador Media Corporation
                                 (since 1984) and Broadway Ventures (since
                                 1984); Director of the following: Helmerich &
                                 Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for
                                 Christ (since 1991) and The Lynde and Harry
                                 Bradley Foundation, Inc. (non-profit
                                 organization) (since 2002); former Chairman of the following: Transland Financial Services,
                                 Inc. (private mortgage banking company)
                                 (1997-2003), Great Frontier Insurance
                                 (insurance agency) (1995-2000), Frontier Real
                                 Estate, Inc. (residential real estate
                                 brokerage) (1994-2000) and Frontier Title
                                 (title insurance agency) (1995-2000); former
                                 Director of the following: UNUMProvident
                                 (insurance company) (1991-2004), Storage
                                 Technology Corporation (computer equipment company) (1991-2003) and International Family
                                 Entertainment (television channel) (1992-1997);
                                 U.S. Senator (January 1979-January 1991).
                                 Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                  Director and President of A.G. Edwards Capital,
Trustee (since 1993)             Inc. (General Partner of private equity funds)
Age: 74                          (until February 2001); Chairman, President and
                                 Chief Executive Officer of A.G. Edwards
                                 Capital, Inc. (until March 2000); Director of
                                 A.G. Edwards & Sons, Inc. (brokerage company)
                                 (until 2000) and A.G. Edwards Trust Company
                                 (investment adviser) (until 2000); Vice
                                 Chairman and Director of A.G. Edwards, Inc.
                                 (until March 1999); Vice Chairman of A.G.
                                 Edwards & Sons, Inc. (until March 1999);
                                 Chairman of A.G. Edwards Trust Company (until
                                 March 1999) and A.G.E. Asset Management
                                 (investment adviser) (until March 1999).
                                 Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                 Assistant Secretary and Director of Centennial
Trustee (since 1999)             Asset Management Corporation (December
Age: 69                          1991-April 1999); President, Treasurer and
                                 Director of Centennial Capital Corporation
                                 (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc.
                                 (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager
                                 (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,               Member of The Life Guard of Mount Vernon
Trustee (since 1999)             (George Washington historical site) (since June
Age: 67                          2000); Director of Genetic ID, Inc. (biotech
                                 company) (March 2001-May 2002); Partner at
                                 PricewaterhouseCoopers LLP (accounting firm)
                                 (July 1974-June 1999); Chairman of Price
                                 Waterhouse LLP Global Investment Management
                                 Industry Services Group (July 1994-June 1998).
                                 Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                   Director of UNUMProvident (insurance company)
Trustee (since 1990)             (since June 2002); Director of Northwestern
Age: 64                          Energy Corp. (public utility corporation)
                                 (since November 2004); Director of P.R.
                                 Pharmaceuticals (October 1999-October 2003);
                                 Director of Rocky Mountain Elk Foundation
                                 (non-profit organization) (February
                                 1998-February 2003); Chairman and Director
                                 (until October 1996) and President and Chief
                                 Executive Officer (until October 1995) of the
                                 Manager; President, Chief Executive Officer and
                                 Director of the following: Oppenheimer
                                 Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc.
                                 (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                    Director of Colorado Uplift (charitable
Trustee (since 1996)             organization) (since September 1984). Mr.
Age: 65                          Freedman held several positions with the
                                 Manager and with subsidiary or affiliated companies of the Manager (until October 1994).
                                 Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,             Trustee of Monterey Institute for International
Trustee (since 2002)             Studies (educational organization) (since
Age: 59                          February 2000); Director of The California
                                 Endowment (philanthropic organization) (since
                                 April 2002); Director of Community Hospital of
                                 Monterey Peninsula (since February 2002); Vice
                                 Chair of American Funds' Emerging Markets
                                 Growth Fund, Inc. (mutual fund) (since October
                                 1991); President of ARCO Investment Management
                                 Company (February 1991-April 2000); Member of the investment committees of The Rockefeller
                                 Foundation and The University of Michigan;
                                 Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund)
                                 (1994-January 2005); Trustee of MassMutual
                                 Institutional Funds (investment company)
                                 (1996-June 2004); Trustee of MML Series
                                 Investment Fund (investment company) (April
                                 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003);
                                 and Advisor to Unilever (Holland) pension fund
                                 (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.


                   25 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

TRUSTEES AND OFFICERS  Unaudited/Continued
--------------------------------------------------------------------------------

ROBERT J. MALONE,                Director of Jones International University
Trustee (since 2002)             (educational organization) (since August 2005);
Age: 61                          Chairman, Chief Executive Officer and Director
                                 of Steele Street State Bank (commercial
                                 banking) (since August 2003); Director of
                                 Colorado UpLIFT (charitable organization)
                                 (since 1986); Trustee of the Gallagher Family
                                 Foundation (non-profit organization) (since
                                 2000); Former Chairman of U.S. Bank-Colorado
                                 (subsidiary of U.S. Bancorp and formerly
                                 Colorado National Bank) (July 1996-April 1999);
                                 Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and
                                 Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,        Trustee of MassMutual Select Funds (formerly
Trustee (since 2000)             MassMutual Institutional Funds) (investment
Age: 63                          company) (since 1996) and MML Series Investment
                                 Fund (investment company) (since 1996), Trustee and Chairman of the Investment Committee (since
                                 1994) of the Worcester Polytech Institute
                                 (private university); President and Treasurer of the SIS Funds (private charitable fund)
                                 (since January 1999); Chairman of SIS & Family
                                 Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Member of the
                                 Investment Committee of the Community
                                 Foundation of Western Massachusetts
                                 (1998-2003); and Executive Vice President of
                                 Peoples Heritage Financial Group, Inc.
                                 (commercial bank) (January 1999-July 1999).
                                 Oversees 40 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED TRUSTEE               THE ADDRESS OF MR. MURPHY IS TWO WORLD
AND OFFICER                      FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                                 FLOOR, NEW YORK, NEW YORK 10281-1008. MR.
                                 MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                 TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                 DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                                 INDEFINITE TERM, OR UNTIL HIS RESIGNATION,
                                 RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN
                                 INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                 OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                  Chairman, Chief Executive Officer and Director
President and Trustee            (since June 2001) and President (since
(since 2001)                     September 2000) of the Manager; President and
Age: 56                          Director or Trustee of other Oppenheimer funds;
                                 President and Director of OAC and of
                                 Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July
                                 2001); Director of OppenheimerFunds
                                 Distributor, Inc. (subsidiary of the Manager)
                                 (since November 2001); Chairman and Director of
                                 Shareholder Services, Inc. and of Shareholder
                                 Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
                                 President and Director of OppenheimerFunds
                                 Legacy Program (charitable trust program established by the Manager) (since July 2001);
                                 Director of the following investment advisory subsidiaries of the Manager: OFI
                                 Institutional Asset Management, Inc.,
                                 Centennial Asset Management Corporation,
                                 Trinity Investment Management Corporation and
                                 Tremont Capital Management, Inc. (since
                                 November 2001), HarbourView Asset Management
                                 Corporation and OFI Private Investments, Inc.
                                 (since July 2001); President (since November
                                 2001) and Director (since July 2001) of
                                 Oppenheimer Real Asset Management, Inc.;
                                 Executive Vice President of Massachusetts
                                 Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB
                                 Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June
                                 1995); Member of the Investment Company
                                 Institute's Board of Governors (since October
                                 3, 2003); Chief Operating Officer of the
                                 Manager (September 2000-June 2001); President and Trustee of MML Series Investment Fund and
                                 MassMutual Select Funds (open-end investment companies) (November 1999-November 2001);
                                 Director of C.M. Life Insurance Company
                                 (September 1999-August 2000); President, Chief
                                 Executive Officer and Director of MML Bay State
                                 Life Insurance Company (September 1999-August
                                 2000); Director of Emerald Isle Bancorp and
                                 Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                 1998). Oversees 87 portfolios in the
                                 OppenheimerFunds complex.

--------------------------------------------------------------------------------
OTHER OFFICERS OF                THE ADDRESSES OF THE OFFICERS IN THE CHART
THE FUND                         BELOW ARE AS FOLLOWS: FOR MESSRS. O'HARE AND
                                 ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY
                                 STREET, NEW YORK, NEW YORK 10281-1008, FOR
                                 MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON
                                 WAY, CENTENNIAL, COLORADO 80112-3924. EACH
                                 OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL
                                 HIS OR HER RESIGNATION, RETIREMENT DEATH OR
                                 REMOVAL.

JOHN O'HARE,                     Vice President of the Manager since September
Vice President and Portfolio     2003; Executive Vice President and Portfolio
Manager (since 2003)             Manager (June 2000-August 2003) and Portfolio
Age: 47                          Manager and Senior Vice President (August
                                 1997-June 2000) at Geneva Capital Management,
                                 Ltd. (an investment advisor). Mr. O'Hare holds a BBA in Finance and Economics from the University of Wisconsin and is a Chartered
                                 Financial Analyst. An officer of 2 portfolios in the OppenheimerFunds complex.


                   26 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

MARK S. VANDEHEY,                Senior Vice President and Chief Compliance
Vice President and Chief         Officer of the Manager (since March 2004); Vice
Compliance Officer               President of OppenheimerFunds Distributor,
(since 2004)                     Inc., Centennial Asset Management Corporation
Age:55                           and Shareholder Services, Inc. (since June
                                 1983); Vice President and Director of Internal
                                 Audit of the Manager (1997-February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                 Senior Vice President and Treasurer of the
Treasurer and Principal          Manager (since March 1999); Treasurer of the
Financial and Accounting         following: HarbourView Asset Management
Officer (since 1999)             Corporation, Shareholder Financial Services,
Age: 46                          Inc., Shareholder Services, Inc., Oppenheimer
                                 Real Asset Management Corporation, and
                                 Oppenheimer Partnership Holdings, Inc. (since
                                 March 1999), OFI Private Investments, Inc.
                                 (since March 2000), OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc
                                 (since May 2000), OFI Institutional Asset
                                 Management, Inc. (since November 2000), and
                                 OppenheimerFunds Legacy Program (since June
                                 2003); Treasurer and Chief Financial Officer of
                                 OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                 Treasurer of the following: OAC (since March
                                 1999), Centennial Asset Management Corporation
                                 (March 1999-October 2003) and OppenheimerFunds
                                 Legacy Program (April 2000-June 2003);
                                 Principal and Chief Operating Officer of
                                 Bankers Trust Company-Mutual Fund Services
                                 Division (March 1995-March 1999). An officer of
                                 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                  Executive Vice President (since January 2004)
Vice President and Secretary     and General Counsel (since March 2002) of the
(since 2001)                     Manager; General Counsel and Director of the
Age: 57                          Distributor (since December 2001); General
                                 Counsel of Centennial Asset Management
                                 Corporation (since December 2001); Senior Vice
                                 President and General Counsel of HarbourView
                                 Asset Management Corporation (since December
                                 2001); Secretary and General Counsel of OAC
                                 (since November 2001); Assistant Secretary
                                 (since September 1997) and Director (since
                                 November 2001) of OppenheimerFunds
                                 International Ltd. and OppenheimerFunds plc;
                                 Vice President and Director of Oppenheimer
                                 Partnership Holdings, Inc. (since December
                                 2002); Director of Oppenheimer Real Asset
                                 Management, Inc. (since November 2001); Senior
                                 Vice President, General Counsel and Director of
                                 Shareholder Financial Services, Inc. and
                                 Shareholder Services, Inc. (since December
                                 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc.
                                 and OFI Trust Company (since November 2001);
                                 Vice President of OppenheimerFunds Legacy
                                 Program (since June 2003); Senior Vice
                                 President and General Counsel of OFI
                                 Institutional Asset Management, Inc. (since
                                 November 2001); Director of OppenheimerFunds
                                 (Asia) Limited (since December 2003); Senior
                                 Vice President (May 1985-December 2003),
                                 Acting General Counsel (November 2001-February
                                 2002) and Associate General Counsel (May
                                 1981-October 2001) of the Manager; Assistant
                                 Secretary of the following: Shareholder
                                 Services, Inc. (May 1985-November 2001),
                                 Shareholder Financial Services, Inc. (November
                                 1989-November 2001), and OppenheimerFunds
                                 International Ltd. (September 1997-November
                                 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                   27 | OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

OPPENHEIMER BALANCED FUND/VA
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During its fiscal year ended December 31, 2005, the Oppenheimer Balanced Fund/VA performed well, but slightly underperformed its primary benchmark, the S&P 500 Index, however, produced higher returns than the 60% S&P 500/40% Lehman Aggregate Bond blended benchmark. We attribute this modest underperformance to the Fund's conservative asset allocation, which resulted in the Fund being underweight equities versus its benchmark. In addition, multiple Fund holdings underperformed during the last few months of the period, and gave up the strong performance the Fund had experienced earlier in the year. The Fund's fixed-income portion, while significantly outperforming its benchmark, produced modest gains.

      The Fund's performance was strong on the equity side for much of the period with particularly competitive performances coming from the financials and energy sectors. In the financials sector, strong security selection benefited performance. Top contributors to performance included, investment firm, Lehman Brothers Holdings, Inc., and investment management firm, UBS AG.

      The energy sector proved to be the highest performing sector within the S&P 500 Index, producing returns of over 30% for the period. Although the Fund was slightly underweight in energy versus its benchmark, the Fund's security selection in that sector added value to the overall Fund.

      In the consumer staples area, tobacco giant, Altria Group, Inc., benefited from easing litigation concerns and a planned corporate restructuring designed to unlock shareholder value.

      On the negative side, most of the Fund's underperformance came from its conservative asset allocation. To a lesser extent, a few individual stocks underperformed including Take-Two Interactive Software, Inc., Cendant Corp. and IDT Corp.

      On the fixed-income side, the bulk of the Fund's positive performance came from active interest rate management as we took advantage of what we perceived to be market overreactions to events. By maintaining a shorter position versus our benchmark, we were able to successfully navigate through the volatility that dominated this area of the market. The Fund's emphasis on short-maturity corporate bonds helped performance, as did the overweight to financials at the expense of industrial sector issuers. Among mortgage-backed securities, the Fund's focus on seasoned, higher-coupon mortgages helped support performance.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2005. In the case of non-service shares, performance is measured over a ten-year period. In the case of service shares, performance is measured from inception of the class on May 1, 2002. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares. The Fund's performance is compared to the performance of both the S&P 500 Index, an unmanaged index of U.S. equity securities that is a measure of the general domestic stock market and the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate, government and mortgage-backed securities that is a measure of the domestic bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                        4 | OPPENHEIMER BALANCED FUND/VA

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

NON-SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Balanced Fund/VA (Non-Service)

   S&P 500 Index

   Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer                  Lehman Brothers
                      Balanced Fund/VA      S&P         Aggregate
                       (Non-Service)     500 Index      Bond Index
                      ----------------   ---------   ---------------
12/31/1995                 10,000          10,000         10,000
03/31/1996                 10,339          10,537          9,823
06/30/1996                 10,618          11,009          9,879
09/30/1996                 11,031          11,349         10,061
12/31/1996                 11,550          12,295         10,363
03/31/1997                 11,553          12,625         10,305
06/30/1997                 12,607          14,827         10,684
09/30/1997                 13,584          15,937         11,039
12/31/1997                 13,539          16,395         11,364
03/31/1998                 14,473          18,680         11,540
06/30/1998                 14,499          19,300         11,810
09/30/1998                 12,983          17,385         12,309
12/31/1998                 14,440          21,084         12,351
03/31/1999                 14,673          22,134         12,289
06/30/1999                 15,662          23,691         12,181
09/30/1999                 15,145          22,215         12,264
12/31/1999                 16,143          25,518         12,249
03/31/2000                 17,130          26,103         12,519
06/30/2000                 17,224          25,409         12,737
09/30/2000                 17,276          25,163         13,121
12/31/2000                 17,182          23,196         13,673
03/31/2001                 17,039          20,447         14,088
06/30/2001                 18,099          21,643         14,168
09/30/2001                 16,115          18,468         14,821
12/31/2001                 17,563          20,441         14,828
03/31/2002                 17,626          20,497         14,842
06/30/2002                 16,334          17,753         15,390
09/30/2002                 14,744          14,687         16,095
12/31/2002                 15,737          15,925         16,348
03/31/2003                 15,576          15,423         16,576
06/30/2003                 17,527          17,796         16,991
09/30/2003                 18,145          18,267         16,966
12/31/2003                 19,664          20,490         17,019
03/31/2004                 20,115          20,837         17,472
06/30/2004                 19,928          21,195         17,045
09/30/2004                 20,078          20,799         17,590
12/31/2004                 21,650          22,718         17,758
03/31/2005                 21,412          22,230         17,673
06/30/2005                 21,978          22,535         18,204
09/30/2005                 22,637          23,347         18,082
12/31/2005                 22,492          23,833         18,189

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/05

1-Year 3.89%   5-Year 5.53%   10-Year 8.44%

SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Balanced Fund/VA (Service)

   S&P 500 Index

   Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                        Oppenheimer                  Lehman Brothers
                      Balanced Fund/VA      S&P         Aggregate
                         (Service)       500 Index      Bond Index
                      ----------------   ---------   ---------------
05/01/2002                 10,000          10,000         10,000
06/30/2002                  9,407           9,220         10,172
09/30/2002                  8,491           7,628         10,638
12/31/2002                  9,056           8,271         10,806
03/31/2003                  8,951           8,010         10,956
06/30/2003                 10,075           9,242         11,230
09/30/2003                 10,423           9,487         11,214
12/31/2003                 11,291          10,641         11,249
03/31/2004                 11,542          10,822         11,548
06/30/2004                 11,427          11,008         11,266
09/30/2004                 11,506          10,802         11,626
12/31/2004                 12,397          11,799         11,737
03/31/2005                 12,254          11,545         11,681
06/30/2005                 12,565          11,703         12,032
09/30/2005                 12,936          12,125         11,951
12/31/2005                 12,852          12,378         12,022

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/05

1-Year 3.67%   5-Year N/A   Since Inception (5/1/02) 7.08%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                        5 | OPPENHEIMER BALANCED FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

----------------------------------------------------------------------------
                                  BEGINNING   ENDING       EXPENSES
                                  ACCOUNT     ACCOUNT      PAID DURING
                                  VALUE       VALUE        6 MONTHS ENDED
                                  (7/1/05)    (12/31/05)   DECEMBER 31, 2005
----------------------------------------------------------------------------
Non-Service shares Actual         $1,000.00   $ 1,023.40   $3.78
----------------------------------------------------------------------------
Non-Service shares Hypothetical    1,000.00     1,021.48    3.78
----------------------------------------------------------------------------
Service shares Actual              1,000.00     1,022.90    5.11
----------------------------------------------------------------------------
Service shares Hypothetical        1,000.00     1,020.16    5.10

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS                  EXPENSE RATIOS
-------------------------------------
Non-Service shares          0.74%
-------------------------------------
Service shares              1.00
----------------------------------------------------------------------------


                        6 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--51.6%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.2%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Corinthian Colleges, Inc. 1                                                                             119,600   $       1,408,888
------------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
WCI Communities, Inc. 1                                                                                  63,500           1,704,975
------------------------------------------------------------------------------------------------------------------------------------
MEDIA--5.5%
Liberty Global, Inc., Series A                                                                          391,021           8,797,973
------------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                                        391,021           8,289,645
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                                                                          1,469,400          11,564,178
------------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                                                     120,200           3,918,520
                                                                                                                  ------------------
                                                                                                                         32,570,316

------------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Gap, Inc. (The)                                                                                          75,000           1,323,000
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.0%
------------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.9%
Constellation Brands, Inc., Cl. A                                                                       213,800           5,607,974
------------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.6%
Tyson Foods, Inc., Cl. A                                                                                213,200           3,645,720
------------------------------------------------------------------------------------------------------------------------------------
TOBACCO--2.5%
Altria Group, Inc.                                                                                      194,700          14,547,984
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--4.8%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Halliburton Co.                                                                                          67,000           4,151,320
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.1%
BP plc, ADR                                                                                              47,400           3,044,028
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                                      15,800           1,452,810
------------------------------------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                                                    84,900           5,009,100
------------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                                      304,000           4,837,634
------------------------------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                                                   129,600           6,867,702
------------------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                                           22,500           2,844,000
                                                                                                                  ------------------
                                                                                                                         24,055,274

------------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--9.5%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.5%
UBS AG                                                                                                   92,467           8,803,030
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.8%
Bank of America Corp.                                                                                    64,468           2,975,198
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                           55,715           2,945,095
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                                        79,800           5,013,834
                                                                                                                  ------------------
                                                                                                                         10,934,127

------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
Capital One Financial Corp.                                                                              61,800           5,339,520
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                          89,100           4,324,023
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                    163,200           6,477,408
                                                                                                                  ------------------
                                                                                                                         16,140,951

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.3%
American International Group, Inc.                                                                       29,300   $       1,999,139
------------------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                                    32,200           3,231,270
------------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                                         176,000           6,086,080
------------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                                      66,800           2,075,476
                                                                                                                  ------------------
                                                                                                                         13,391,965

------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Host Marriott Corp.                                                                                     128,000           2,425,600
------------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Countrywide Financial Corp.                                                                              66,300           2,266,797
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                              34,000           2,221,900
                                                                                                                  ------------------
                                                                                                                          4,488,697

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.4%
------------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
MedImmune, Inc. 1                                                                                        81,900           2,868,138
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                    99,100           4,565,537
                                                                                                                  ------------------
                                                                                                                          7,433,675

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Beckman Coulter, Inc.                                                                                    55,500           3,157,950
------------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc. (The)                                                                                  24,700           1,267,110
                                                                                                                  ------------------
                                                                                                                          4,425,060

------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Manor Care, Inc.                                                                                         43,400           1,726,018
------------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                                                188,300           1,442,378
                                                                                                                  ------------------
                                                                                                                          3,168,396

------------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.9%
GlaxoSmithKline plc, ADR                                                                                 79,900           4,033,352
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                            258,200           6,021,224
------------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                                  131,200           5,759,680
------------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp. 2                                                                                 159,700           3,329,745
------------------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                                                          112,800           3,667,128
                                                                                                                  ------------------
                                                                                                                         22,811,129

------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--5.7%
------------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.7%
Empresa Brasileira de Aeronautica SA,
ADR                                                                                                     101,400           3,964,740
------------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                           162,600           6,056,850
------------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                                680,864           8,742,294
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                                61,500           3,438,465
                                                                                                                  ------------------
                                                                                                                         22,202,349

------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Cendant Corp.                                                                                           601,100          10,368,975


                        7 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                              VALUE
                                                                                                         SHARES          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
GrafTech International Ltd. 1                                                                           159,100   $         989,602
------------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.4%
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Cisco Systems, Inc. 1                                                                                   351,600           6,019,392
------------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.9%
Hutchinson Technology, Inc. 1                                                                            89,700           2,551,965
------------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                   103,500           8,507,700
                                                                                                                  ------------------
                                                                                                                         11,059,665

------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Flextronics International Ltd. 1                                                                        317,100           3,310,524
------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.5%
ATI Technologies, Inc. 1,3                                                                              215,300           3,657,947
------------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                                                                  198,000           4,987,620
                                                                                                                  ------------------
                                                                                                                          8,645,567

------------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--6.5%
Compuware Corp. 1                                                                                       184,400           1,654,068
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                         482,300          12,612,145
------------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                                          548,900           4,846,787
------------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                                        184,500           3,701,070
------------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                                   898,050          15,895,485
                                                                                                                  ------------------
                                                                                                                         38,709,555

------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.2%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Praxair, Inc.                                                                                            55,400           2,933,984
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,4                                                                                 18                 225
                                                                                                                  ------------------
                                                                                                                          2,934,209

------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.7%
Companhia Vale do Rio Doce,
Sponsored ADR                                                                                           108,900           3,947,625
------------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.9%
IDT Corp., Cl. B 1                                                                                      479,400           5,608,980
------------------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group 1,4                                                                       375,000                  --
                                                                                                                  ------------------
                                                                                                                          5,608,980

------------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.5%
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.5%
AES Corp. (The) 1                                                                                       355,500           5,627,565
------------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                                  297,500           3,070,200
                                                                                                                  ------------------
                                                                                                                          8,697,765
                                                                                                                  ------------------
Total Common Stocks (Cost $225,768,505)                                                                                 305,532,289


                                                                                                                              VALUE
                                                                                                          UNITS          SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,4                                                                  2,593   $              --
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts.,
Exp. 12/10/07 1                                                                                           8,881               5,018
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/19/08 1                                                                                              31                   3
                                                                                                                  ------------------
Total Rights, Warrants and
Certificates (Cost $38,932)                                                                                                   5,021

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.0%
------------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity
Loan Pass-Through Certificates, Series
2002-HE7, Cl. A2B, 4.559%, 11/25/35 5                                                          $        510,000             510,315
------------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile
Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 4.43%, 4/20/08 5                                                                370,000             370,264
------------------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile
Loan Certificates, Series 2005-A, Cl. A2,
3.66%, 12/26/07                                                                                       2,324,419           2,317,286
------------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust,
Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                                 1,270,000           1,246,708
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                                                                  456,421             455,832
------------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables
Trust, Automobile Loan Asset-Backed
Securities, Series 2005-1, Cl. A2, 4.24%,
11/15/07                                                                                              1,380,000           1,376,910
------------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home
Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                                                   92,334              92,074
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                                                  224,944             223,786
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                                                 585,382             582,295
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                                               1,109,443           1,106,517
Series 2005-D, Cl. AV2, 4.649%,
10/25/35 5                                                                                            1,000,000           1,000,618
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2005-A,
Cl. A2, 3.72%, 12/15/07                                                                               1,020,000           1,015,622
------------------------------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment
Receivable-Backed Nts., Series
2004-DFS, Cl. A2, 2.66%, 11/20/06                                                                       442,674             441,410
------------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                                     180,000             176,691
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.,
CMO, Series 2005-WF2, Cl. AF2,
4.922%, 8/25/35 5                                                                                     1,384,208           1,379,863


                        8 | OPPENHEIMER BALANCED FUND/ VA

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates, Series
2002-B, Cl. FX, 10.421%, 3/22/07 6                                                                 $    1,130,000    $    1,129,013
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 4.749%,
2/25/33 5                                                                                                  18,836            18,873
Series 2005-7, Cl. AF1B, 4.317%,
11/25/35 5                                                                                                708,346           704,654
Series 2005-16, Cl. 2AF2, 5.382%,
5/25/36 5                                                                                                 360,000           360,000
Series 2005-17, Cl. 1AF1, 4.58%,
12/27/35 5                                                                                                750,000           749,976
Series 2005-17, Cl. 1AF2, 5.363%,
12/27/35 5                                                                                                240,000           240,059
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                                                       24,443            24,446
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                                      577,855           576,429
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                                                      870,451           867,889
------------------------------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity
Asset-Backed Security, Series 2004-3,
Cl. AF2, 3.80%, 7/25/34 5                                                                               1,060,000         1,055,795
------------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan
Asset-Backed Certificates, Home
Equity Receivables, Series 2005-FF10,
Cl. A3, 4.589%, 11/25/35 5                                                                              1,480,000         1,480,914
------------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                                    930,000           918,825
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                                                     600,281           599,032
------------------------------------------------------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile
Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                                                                   2,650,000         2,643,038
------------------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust,
Automobile Receivable Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                                                                     385,751           384,697
Series 2005-3, Cl. A2, 3.73%, 10/18/07                                                                    950,000           945,461
------------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1,
4.63%, 1/20/35 5                                                                                          735,824           736,349
------------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg
Pass-Through Certificates, Series
2005-2, Cl. 2A1B, 3.63%, 8/25/35 5                                                                      1,178,368         1,180,032
------------------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note
Trust, Credit Card Receivables, Series
2003-C7, Cl. C7, 5.719%, 3/15/16 5                                                                      1,710,000         1,813,716

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
------------------------------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile
Lease Obligations, Series 2004-A,
Cl. A2, 2.55%, 1/15/07                                                                             $       78,631    $       78,611
------------------------------------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust,
Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                                                     780,000           777,603
------------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%,
11/10/34 5                                                                                                340,000           335,931
Series 2005-1, Cl. A F2, 3.914%,
5/25/35 5                                                                                                 260,000           256,419
Series 2005-2, Cl. A F2, 4.415%,
4/25/35 5                                                                                                 420,000           415,885
------------------------------------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products,
Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series
2004-RS7, Cl. AI3, 4.45%, 7/25/28                                                                         750,000           746,232
------------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp.,
CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%,
3/26/35                                                                                                 1,581,283         1,581,879
------------------------------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile
Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                                      25,105            25,097
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                                     266,266           265,842
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                                     251,402           250,986
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                                     995,523           992,471
------------------------------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                                                                     118,641           118,476
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Home Equity Asset-Backed Certificates,
Series 2004-2, Cl. AI1B, 2.94%,
9/25/18 5                                                                                                 489,236           485,786
------------------------------------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust,
Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                                                     224,691           224,802
------------------------------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile
Loan Receivable Certificates, Series
2004-1, Cl. A2A, 2.59%, 5/15/07                                                                           425,935           424,365
                                                                                                                     ---------------

Total Asset-Backed Securities (Cost $35,856,799)                                                                         35,705,774

------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--29.9%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--25.0%
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--24.9%
Federal Home Loan Mortgage Corp.:
5%, 1/1/36 7                                                                                            3,264,000         3,159,960
6.50%, 4/1/18-4/1/34                                                                                    1,435,518         1,476,652
7%, 5/1/29-11/1/32                                                                                      2,015,419         2,100,336


                        9 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage
Corp., CMO Gtd. Real Estate Mtg
Investment Conduit Multiclass Pass-
Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                                 $        7,859    $        7,850
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                       503,457           516,776
Series 2075, Cl. D, 6.50%, 8/15/28                                                                      1,143,077         1,177,639
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                        318,062           326,017
Series 2387, Cl. PD, 6%, 4/15/30                                                                          371,201           374,730
Series 2456, Cl. BD, 6%, 3/15/30                                                                          122,606           122,858
Series 2500, Cl. FD, 4.869%, 3/15/32 5                                                                    169,224           171,087
Series 2526, Cl. FE, 4.769%, 6/15/29 5                                                                    224,826           226,446
Series 2551, Cl. FD, 4.769%, 1/15/33 5                                                                    174,126           175,751
Series 2583, Cl. KA, 5.50%, 3/15/22                                                                       845,180           846,793
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 13.464%, 6/1/26 8                                                                     319,307            67,968
Series 183, Cl. IO, 11.095%, 4/1/27 8                                                                     501,263           104,278
Series 184, Cl. IO, 16.712%, 12/1/26 8                                                                    542,118           107,200
Series 192, Cl. IO, 15.433%, 2/1/28 8                                                                     145,898            29,823
Series 200, Cl. IO, 14.015%, 1/1/29 8                                                                     173,243            37,662
Series 2003-118, Cl. S, 20.029%,
12/25/33 8                                                                                              2,304,512           251,747
Series 2130, Cl. SC, 7.80%, 3/15/29 8                                                                     400,836            29,890
Series 2796, Cl. SD, 12.349%, 7/15/26 8                                                                   568,484            44,119
Series 2920, Cl. S, 14.307%, 1/15/35 8                                                                  3,282,354           158,671
Series 3000, Cl. SE, 20.785%, 7/15/25 8                                                                 3,000,954           109,673
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.477%,
6/1/26 9                                                                                                  140,525           118,542
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-7/1/18                                                                                       3,054,916         3,027,578
5%, 1/1/36 7                                                                                           16,111,000        15,612,558
5.50%, 3/1/33-11/1/34                                                                                  22,355,816        22,193,656
5.50%, 1/1/21-1/1/36 7                                                                                 45,501,000        45,242,596
6%, 5/1/16-11/1/32                                                                                     17,354,560        17,662,733
6%, 4/1/16-2/1/36 7                                                                                     3,530,000         3,580,464
6.50%, 11/1/27-10/1/30                                                                                    893,520           920,764
6.50%, 1/1/36 7                                                                                        11,314,000        11,607,463
7%, 11/1/17                                                                                             1,044,823         1,086,363
7.50%, 7/1/30-9/1/30                                                                                      653,978           685,583
8.50%, 7/1/32                                                                                              33,369            36,133
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.
Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                                                                    1,099,542         1,138,392
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                      905,468           934,511
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                                         27,026            26,962
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                        201,342           202,523
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                  1,210,444         1,246,693
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                        237,660           239,939

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates: Continued
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                                 $      143,748    $      144,863
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                         58,300            58,447
Trust 2002-77, Cl. WF, 4.77%,
12/18/32 5                                                                                                270,586           272,654
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                   1,052,000         1,074,984
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                     1,110,000         1,095,452
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 9.594%,
4/25/32 8                                                                                                 677,333            54,618
Trust 2002-51, Cl. S, 9.762%, 8/25/32 8                                                                   621,952            50,378
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-
Backed Security:
Trust 222, Cl. 2, 13.259%, 6/1/23 8                                                                     1,094,893           259,744
Trust 233, Cl. 2, 15.317%, 8/1/23 8                                                                     1,013,690           213,200
Trust 240, Cl. 2, 16.943%, 9/1/23 8                                                                     1,709,984           356,094
Trust 252, Cl. 2, 7.415%, 11/1/23 8                                                                       827,071           182,636
Trust 273, Cl. 2, 14.617%, 8/1/26 8                                                                       239,064            49,343
Trust 319, Cl. 2, 13.424%, 2/1/32 8                                                                       305,558            69,279
Trust 321, Cl. 2, 8.583%, 3/1/32 8                                                                      3,183,222           718,432
Trust 329, Cl. 2, 11.440%, 1/1/33 8                                                                       788,623           174,777
Trust 331, Cl. 9, (13.274)%, 2/1/33 8                                                                     888,280           201,543
Trust 333, Cl. 2, 11.739%, 3/1/33 8                                                                     9,059,836         2,030,151
Trust 334, Cl. 17, 2.19%, 2/1/33 8                                                                        511,105           113,255
Trust 338, Cl. 2, 10.333%, 6/1/33 8                                                                     3,482,532           778,253
Trust 346, Cl. 2, 13.216%, 12/1/33 8                                                                      324,296            71,910
Trust 350, Cl. 2, 12.229%, 2/1/34 8                                                                     2,414,476           535,453
Trust 2001-65, Cl. S, 21.164%,
11/25/31 8                                                                                              1,364,146           126,249
Trust 2001-81, Cl. S, 11.605%, 1/25/32 8                                                                  314,337            27,369
Trust 2002-9, Cl. MS, 10.350%,
3/25/32 8                                                                                                 457,432            39,989
Trust 2002-52, Cl. SD, 6.658%, 9/25/32 8                                                                  755,815            62,207
Trust 2002-77, Cl. SH, 12.545%,
12/18/32 8                                                                                                414,224            39,017
Trust 2002-84, Cl. SA, 21.481%,
12/25/32 8                                                                                              1,172,738           112,431
Trust 2003-4, Cl. S, 20.563%,
2/25/33 8                                                                                                 759,145            80,593
Trust 2004-54, Cl. DS, 6.243%,
11/25/30 8                                                                                                627,185            36,108
Trust 2005-6, Cl. SE, 13.927%,
2/25/35 8                                                                                               2,225,278           115,774
Trust 2005-19, Cl. SA, 12.727%,
3/25/35 8                                                                                               8,724,656           485,728
Trust 2005-40, Cl. SA, 13.682%,
5/25/35 8                                                                                               1,901,755           101,330
Trust 2005-71, Cl. SA, 19.968%,
8/25/25 8                                                                                               1,925,193           115,046


                        10 | OPPENHEIMER BALANCED FUND/VA

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M,
5.779%, 9/25/23 9                                                                                  $      355,448    $      298,366
                                                                                                                     ---------------
                                                                                                                        147,333,052
------------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage
Assn., 8%, 4/15/23                                                                                        226,606           242,655
------------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 2001-21, Cl. SB, 3.873%, 1/16/27 8                                                                 659,075            45,383
Series 2002-15, Cl. SM, 0.947%, 2/16/32 8                                                                 766,022            53,266
Series 2002-76, Cl. SY, 5.13%, 12/16/26 8                                                               1,519,058            66,609
Series 2004-11, Cl. SM, (0.493)%,
1/17/30 8                                                                                                 548,353            23,126
                                                                                                                     ---------------
                                                                                                                            431,039

------------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--4.9%
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--4.5%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                                                                 1,000,000           968,877
Series 2005-2, Cl. A4, 4.783%, 7/10/43 5                                                                1,280,000         1,256,724
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                                  1,050,000         1,025,198
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO
Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                           992,031           993,108
------------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities,
Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                    775,609           787,728
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34 5                                                                  21,222            21,216
Series 2005-E, Cl. 2A2, 4.983%, 6/25/35 5                                                                 223,020           222,008
------------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage
Securities, Inc., Commercial Mtg
Obligations, Series 2005-PWR7, Cl. A2,
4.945%, 2/11/41                                                                                           490,000           484,612
------------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Commercial Mtg
Obligations, Series 2005-CD1, Cl. A4,
5.225%, 7/15/44 3                                                                                       1,180,000         1,193,036
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust,
CMO, Series 2004-J9, Cl. 1A1, 4.559%,
10/25/34 5                                                                                                287,805           288,027
------------------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D,
7.674%, 4/29/39 5,6                                                                                       770,000           773,850
------------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman
Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%, 11/18/35                                                                   615,853           633,344

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2005-CA, Cl. A3, 4.578%,
6/10/48                                                                                            $      440,000    $      428,277
Series 2005-C3, Cl. A2, 4.853%,
7/10/45                                                                                                   620,000           615,889
------------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%,
7/15/29                                                                                                   370,886           379,333
Series 2004-C3, Cl. A4, 4.547%,
12/10/41                                                                                                  640,000           619,902
------------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-G G3, Cl. A2, 4.305%,
8/10/42                                                                                                   890,000           867,199
Series 2005-G G5, Cl. A2, 5.117%,
4/10/37                                                                                                   680,000           682,076
------------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%,
10/10/28                                                                                                  677,741           656,816
Series 2004-GG2, Cl. A3, 4.602%,
8/10/38                                                                                                   410,000           404,980
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2005-LDP2,
Cl. A2, 4.575%, 7/15/42                                                                                   260,000           254,856
------------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                                                                           740,000           735,154
------------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                    1,314,232         1,321,442
Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                                                                 2,476,850         2,465,554
------------------------------------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust,
Mtg. Pass-Through Certificates,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                                                   1,845,692         1,863,572
------------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B,
6.59%, 3/15/30 3                                                                                          780,000           806,637
------------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG
2000-C1, Cl. A2, 7.306%, 10/6/15                                                                          983,000         1,075,406
------------------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc.,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                                                            656,798           658,065


                        11 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Wachovia Bank Commercial
Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C17,
Cl. A2, 4.782%, 3/15/42                                                                            $    1,450,000    $    1,434,005
Series 2005-C20, Cl. A5, 5.087%,
7/15/42 5                                                                                                 740,000           735,147
------------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1,
4.681%, 5/25/35 5                                                                                         862,701           862,081
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, CMO, Series
2004-DD, Cl. 2A1, 4.522%, 1/25/35 5                                                                       856,248           853,630
                                                                                                                     ---------------
                                                                                                                         26,367,749

------------------------------------------------------------------------------------------------------------------------------------
OTHER--0.1%
JPMorgan Chase Commercial
Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates,
Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                                                                                  890,000           878,671
------------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust,
CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32 3                                                                                               1,910,817         1,944,854
                                                                                                                     ---------------

Total Mortgage-Backed Obligations
(Cost $177,844,257)                                                                                                     176,955,365

------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.4%
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec.
Bonds:
3.125%, 11/15/06                                                                                        2,150,000         2,120,592
3.50%, 11/15/07                                                                                           650,000           635,595
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Unsec. Nts.:
3.625%, 9/15/06 10                                                                                      2,535,000         2,517,174
4.125%, 7/12/10 3                                                                                       1,707,000         1,666,280
4.375%, 11/16/07                                                                                          970,000           963,983
------------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn
Unsec. Nts.:
4%, 2/28/07                                                                                             1,470,000         1,457,668
4.25%, 7/15/07 3                                                                                        2,215,000         2,199,307
6%, 5/15/11                                                                                             2,500,000         2,647,123
7.25%, 1/15/10-5/15/30                                                                                  1,575,000         1,901,423
------------------------------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35 3                                                                                        1,100,000         1,044,041
Series A, 6.79%, 5/23/12                                                                                7,916,000         8,771,862
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31 3                                                                                       1,025,000         1,151,684
8.875%, 8/15/17 3                                                                                         440,000           611,566
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.875%, 7/15/10-9/15/10 3                                                                               1,939,000         1,899,645
4.25%, 11/30/07                                                                                           138,000           137,639
4.25%, 10/15/10-8/15/15 3                                                                                 263,000           260,036

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
------------------------------------------------------------------------------------------------------------------------------------
4.375%, 12/15/10                                                                                   $      171,000    $      171,187
4.375%, 11/15/08 3                                                                                        455,000           455,213
5%, 2/15/11-8/15/11 3                                                                                     933,000           962,602
                                                                                                                     ---------------

Total U.S. Government Obligations
(Cost $32,028,590)                                                                                                       31,574,620

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.2%
------------------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%,
1/14/12 (Cost $1,169,010)                                                                               1,065,000         1,190,138

------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--13.5%
------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch),
7.125% Sub. Nts., Series B, 10/15/93                                                                      400,000           480,480
------------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts.,
3/1/06                                                                                                  1,185,000         1,189,742
------------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs.,
5/1/31 3                                                                                                  710,000           700,402
------------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc.,
8.875% Sr. Nts., Series B, 4/1/08                                                                         555,000           588,300
------------------------------------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding II,
4.25% Nts., 9/10/08 6                                                                                     245,000           240,962
------------------------------------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.375%
Nts., 9/15/35                                                                                             615,000           592,025
------------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125%
Sr. Unsec. Nts., 5/1/12                                                                                   815,000           942,861
------------------------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec.
Sub. Nts., 5/1/08                                                                                         100,000           105,356
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual
Bonds 11                                                                                                  960,000           966,614
------------------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%
Sr. Unsec. Nts., 7/15/15 3                                                                                595,000           573,431
------------------------------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc,
7.30% Unsec. Nts., 10/15/06                                                                               216,000           219,536
------------------------------------------------------------------------------------------------------------------------------------
British Telecommunications plc,
8.875% Bonds, 12/15/30                                                                                    520,000           697,787
------------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts.,
Series B, 9/1/10 3                                                                                        650,000           697,971
------------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec.
Nts., 11/1/08                                                                                           1,100,000         1,170,203
------------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.:
4.75% Sr. Nts., 8/15/08                                                                                   170,000           169,455
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                                                      460,000           522,355
------------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub.
Nts., 6/15/32                                                                                             465,000           527,184
------------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec.
Debs., 7/29/93                                                                                            360,000           467,017
------------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                                     610,000           614,329
------------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.,
7.60% Unsec. Nts., 4/1/32                                                                                 795,000           959,413


                        12 | OPPENHEIMER BALANCED FUND/VA

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50%
Nts., Series A, 6/15/10                                                                            $      620,000    $      602,419
------------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%
Unsec. Nts., 1/15/10                                                                                    1,230,000         1,191,781
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA),
5.50% Nts., 8/15/13                                                                                     1,130,000         1,154,487
------------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                                                   525,000           525,937
------------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp.,
8% Nts., 6/15/10                                                                                        1,040,000         1,138,454
------------------------------------------------------------------------------------------------------------------------------------
Dana Corp., 6.50% Unsec. Nts., 3/1/09 3                                                                   785,000           631,925
------------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                                                                            775,000           914,979
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom International
Finance BV, 8.50% Unsub. Nts.,
6/15/10 5                                                                                                 725,000           822,754
------------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr
Unsub. Nts., 6/15/10                                                                                      845,000           940,082
------------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts.,
6/1/06                                                                                                    580,000           583,775
------------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                                                           180,000           183,804
8.10% Unsec. Nts., 8/1/10                                                                                 700,000           773,879
8.375% Nts., 3/15/06                                                                                      425,000           427,931
------------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.,
6.625% Sr. Unsec. Nts., 9/1/08                                                                            760,000           788,112
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts.,
4/1/07                                                                                                  1,230,000         1,196,800
------------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A,
11/15/06                                                                                                  495,000           496,882
7.375% Sr. Unsub. Nts., Series C,
11/15/31                                                                                                  600,000           710,209
------------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                                                          1,440,000         1,257,002
7.375% Nts., 10/28/09                                                                                     255,000           226,336
------------------------------------------------------------------------------------------------------------------------------------
France Telecom SA, 8.50% Sr. Unsec.
Nts., 3/1/31 5                                                                                            180,000           240,897
------------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                                                       685,000           700,212
9.55% Unsub. Nts., 12/15/08 5                                                                             141,000           156,794
------------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts.,
11/30/07                                                                                                  890,000           872,953
------------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                                                                      1,855,000         1,752,649
8% Bonds, 11/1/31 3                                                                                       855,000           821,158
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
5.70% Sr. Unsec. Nts., 9/1/12                                                                           1,710,000         1,761,462
------------------------------------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625% Sr.
Unsec. Bonds, 6/1/15                                                                                      615,000           605,278

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts.,
6/1/06                                                                                             $      565,000    $      572,458
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec.
Nts., 2/15/11                                                                                             525,000           575,954
------------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec.
Nts., 7/15/13                                                                                           1,210,000         1,170,902
------------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr.
Sec. Nts., 11/14/08 5                                                                                     540,000           568,350
------------------------------------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
5.125% Sr. Unsec. Nts., Series B, 4/1/11 3                                                                375,000           365,810
5.15% Sr. Unsec. Nts., 3/1/12                                                                             450,000           436,370
------------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.),
7.40% Nts., 4/1/37                                                                                      1,060,000         1,189,547
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Capital XV,
5.875% Sub. Nts. Series O, 3/15/35                                                                        820,000           818,098
------------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 6.50%
Sr. Nts., 1/15/14                                                                                         595,000           571,989
------------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B, 10/15/06 12                                                                   250,000           253,750
------------------------------------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub.
Nts., 2/1/14                                                                                              750,000           710,903
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec.
Nts., 9/1/12                                                                                              655,000           694,834
------------------------------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                                     795,000           798,496
------------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec. Nts.,
4/1/11                                                                                                  1,350,000         1,417,377
------------------------------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts.,
Series B, 5/15/09                                                                                       1,000,000           931,368
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts.,
3/1/13 3                                                                                                  585,000           589,652
------------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec.
Nts., 5/15/13 3                                                                                           615,000           576,108
------------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts.,
8/15/14                                                                                                   595,000           603,616
------------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875%
Sr. Unsec. Bonds, 8/1/33                                                                                  735,000           705,927
------------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90%
Unsec. Debs., 10/15/07                                                                                    410,000           427,049
------------------------------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F,
3/15/12                                                                                                   905,000         1,020,609
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub.
Nts., Series C, 2/3/14                                                                                  1,205,000         1,191,952
------------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts.,
6/15/35 3                                                                                                 605,000           609,406
------------------------------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co.,
5.875% Sr. Unsec. Nts., 10/1/12                                                                         1,005,000         1,038,962
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                                        570,000           613,461
------------------------------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts.,
12/15/11                                                                                                   83,000            87,932


                        13 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                                                 $      440,000    $      459,345
6.25% Sr. Unsec. Nts., 11/15/11                                                                           130,000           136,994
------------------------------------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                                                       180,000           177,432
7.875% Sr. Unsec. Nts., 11/15/10                                                                          790,000           876,187
------------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust,
5.75% Unsec. Unsub. Nts., Series 12,
12/15/15 3,6                                                                                              965,000           961,381
------------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV,
4.623% Sr. Nts., Cl. A1, 6/15/10 6                                                                      1,798,000         1,782,057
------------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 6                                                                       382,567           363,513
------------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 5.20%
Nts., 12/12/07                                                                                          1,195,000         1,194,387
------------------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125%
First Mortgage Nts., 2/1/10 6                                                                             470,000           519,209
------------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds,
Series C, 12/18/23 6                                                                                    1,095,000         1,391,300
------------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25                                                                                        920,000         1,193,988
------------------------------------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75%
Unsec. Nts., 4/16/07                                                                                      595,000           618,800
------------------------------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec.
Nts., 4/15/06                                                                                             560,000           562,939
------------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts.,
11/16/07                                                                                                  610,000           611,199
------------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts.,
12/15/08                                                                                                  500,000           561,637
------------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts.,
9/15/09                                                                                                   795,000           849,801
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.30% Nts.,
11/15/10                                                                                                  885,000           888,623
------------------------------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub.
Nts., 3/1/10                                                                                              865,000           951,024
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.375% Nts.,
6/1/11 6                                                                                                  910,000           913,191
------------------------------------------------------------------------------------------------------------------------------------
Socgen Real Estate LLC,
7.64% Bonds 6,11                                                                                           45,000            46,839
------------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts.,
3/15/32                                                                                                   730,000           971,702
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide,
Inc., 7.375% Nts., 5/1/07                                                                                 900,000           922,500
------------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts.,
12/19/07 3,4,13                                                                                            93,882            90,596
------------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr.
Unsec. Debs., 2/1/12                                                                                    1,095,000         1,322,563
------------------------------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP:
8.375% Sr. Nts., 7/15/33                                                                                  370,000           438,364
10.15% Sr. Nts., 5/1/12                                                                                   500,000           609,500

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
------------------------------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75%
Sr. Unsec. Nts., 3/15/08                                                                           $      880,000    $      858,720
------------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                                                      755,000           767,798
------------------------------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 11/1/08                                                                      1,010,000         1,031,645
6.125% Unsec. Unsub. Nts., 1/15/09 3                                                                      136,000           139,093
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                                    745,000           746,237
------------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50%
Sr. Unsec. Nts., 10/15/07                                                                                 955,000           926,810
------------------------------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35 3                                                                                     600,000           580,194
7.25% Sr. Unsec. Unsub. Nts., 12/1/10                                                                     540,000           586,577
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec.
Unsub. Nts., 6/15/07                                                                                    1,175,000         1,183,626
------------------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec.
Nts., 7/28/09 6,13                                                                                        151,402           162,757
------------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts.,
4/15/06                                                                                                 1,230,000         1,242,099
                                                                                                                     ---------------

Total Non-Convertible Corporate

Bonds and Notes (Cost $80,094,919)                                                                                       80,085,881

------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--6.2%
------------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 2.61% in joint repurchase
agreement (Principal Amount/Value $1,414,200,000,
with a maturity value of $1,414,844,247) with UBS
Warburg LLC, 4.10%, dated 12/30/05, to be
repurchased at $36,876,792 on 1/3/06,
collateralized by Federal Home Loan
Mortgage Corp., 5%, 1/1/35, with a value
of $157,513,104 and Federal National
Mortgage Assn., 5%--5.50%,
3/1/34--10/1/35, with a value of
$1,301,420,187 (Cost $36,860,000)                                                                      36,860,000        36,860,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities
Loaned) (Cost $589,661,012)                                                                                             667,909,088
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--2.6%
------------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.4%
Undivided interest of 0.45% in joint repurchase
agreement (Principal Amount/Value $3,150,000,000,
with a maturity value of $3,151,501,500) with
Nomura Securities, 4.29%, dated 12/30/05, to be
repurchased at $14,166,566 on 1/3/06, collateralized
by U.S. Agency Mortgages, 3.34%--9.50%,
6/1/08--5/1/38, with a value of
$3,213,000,000 14                                                                                      14,159,816        14,159,816


                        14 | OPPENHEIMER BALANCED FUND/VA

                                                                                                        PRINCIPAL             VALUE
                                                                                                           AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.2%
Bear Stearns, 4.37%, 1/3/06 14                                                                     $      500,000    $      500,000
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, 4.35%, 1/3/06 14                                                          500,000           500,000
                                                                                                                     --------------
                                                                                                                          1,000,000
                                                                                                                     --------------
Total Investments Purchased with Cash
Collateral from Securities
Loaned (Cost $15,159,816)                                                                                                15,159,816

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $604,820,828)                                                                                         115.4%   $  683,068,904
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (15.4)      (91,159,850)
                                                                                                   ---------------------------------
NET ASSETS                                                                                                  100.0%   $  591,909,054
                                                                                                   =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                    CONTRACTS     EXPIRATION   EXERCISE     PREMIUM         VALUE
                              SUBJECT TO CALL           DATE      PRICE    RECEIVED    SEE NOTE 1
--------------------------------------------------------------------------------------------------
Schering-Plough Corp.                     539        1/23/06  $   22.50    $ 66,159          $ --

3. Partial or fully-loaned security. See Note 10 of Notes to Financial
Statements.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2005 was $90,821, which represents 0.02% of the Fund's net assets. See Note 9 of Notes to Financial Statements.

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,284,072 or 1.40% of the Fund's net assets as of December 31, 2005.

7. When-issued security or forward commitment to be delivered and settled after December 31, 2005. See Note 1 of Notes to Financial Statements.

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $8,330,322 or 1.41% of the Fund's net assets as of December 31, 2005.

9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $416,908 or 0.07% of the Fund's net assets as of December 31, 2005.

10. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,290,858. See Note 6 of Notes to Financial Statements.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

12. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

13. Interest or dividend is paid-in-kind.

14. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 10 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        15 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF ASSETS AND LIABILITIES   December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (including securities loaned of
$21,629,669) (cost $604,820,828)
--see accompanying statement of investments                    $    683,068,904
--------------------------------------------------------------------------------
Cash                                                                    150,494
--------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                 9,971
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $14,057,962 sold on a
when-issued basis or forward commitment)                             14,873,541
Interest, dividends and principal paydowns                            2,668,849
Shares of beneficial interest sold                                      299,712
Futures margins                                                             178
Other                                                                    15,156
                                                               -----------------
Total assets                                                        701,086,805

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Return of collateral for securities loaned                           15,159,816
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $86,495,417 purchased on a
when-issued basis or forward commitment)                             93,416,936
Shares of beneficial interest redeemed                                  462,285
Distribution and service plan fees                                       52,151
Shareholder communications                                               41,586
Trustees' compensation                                                   17,838
Transfer and shareholder servicing agent fees                             1,755
Other                                                                    25,384
                                                               -----------------
Total liabilities                                                   109,177,751

--------------------------------------------------------------------------------
NET ASSETS                                                     $    591,909,054
                                                               ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                     $         34,704
--------------------------------------------------------------------------------
Additional paid-in capital                                          474,605,891
--------------------------------------------------------------------------------
Accumulated net investment income                                    12,162,267
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                26,524,548
--------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies          78,581,644
                                                               -----------------
NET ASSETS                                                     $    591,909,054
                                                               =================

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering
price per share (based on net assets of $503,753,415 and
29,507,745 shares of beneficial interest outstanding)          $          17.07
--------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering
price per share (based on net assets of $88,155,639
and 5,196,304 shares of beneficial interest outstanding)       $          16.97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        16 | OPPENHEIMER BALANCED FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                       $     12,116,204
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $116,955)              4,060,409
--------------------------------------------------------------------------------
Portfolio lending fees                                                   38,039
                                                               -----------------
Total investment income                                              16,214,652

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       4,290,435
--------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                      182,249
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                       10,441
Service shares                                                           10,085
--------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                       28,182
Service shares                                                            3,897
--------------------------------------------------------------------------------
Trustees' compensation                                                   15,431
--------------------------------------------------------------------------------
Custodian fees and expenses                                               9,965
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                    49,003
                                                               -----------------
Total expenses                                                        4,601,188
Less reduction to custodian expenses                                     (8,035)
                                                               -----------------
Net expenses                                                          4,593,153
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                11,621,499
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                          28,797,282
Closing and expiration of option contracts written                      (29,123)
Closing and expiration of futures contracts                           2,132,682
Foreign currency transactions                                           324,698
Swap contracts                                                          (92,399)
                                                               -----------------
Net realized gain                                                    31,133,140
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                         (19,476,737)
Translation of assets and liabilities denominated in
foreign currencies                                                     (700,128)
Futures contracts                                                      (220,128)
Option contracts                                                         66,159
Swap contracts                                                          (29,506)
                                                               -----------------
Net change in unrealized appreciation                               (20,360,340)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $     22,394,299
                                                               =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        17 | OPPENHEIMER BALANCED FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                              2005                 2004
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                                    $     11,621,499     $      8,957,568
-----------------------------------------------------------------------------------------------
Net realized gain                                              31,133,140           52,689,657
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                         (20,360,340)          (6,010,809)
                                                         --------------------------------------
Net increase in net assets resulting from operations           22,394,299           55,636,416

-----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                             (9,339,985)          (5,486,430)
Service shares                                                 (1,047,623)            (294,219)
-----------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                            (19,081,318)                  --
Service shares                                                 (2,361,220)                  --

-----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Non-Service shares                                            (34,790,673)         (31,808,087)
Service shares                                                 29,195,366           29,880,516

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
Total increase (decrease)                                     (15,031,154)          47,928,196
-----------------------------------------------------------------------------------------------
Beginning of period                                           606,940,208          559,012,012
                                                         --------------------------------------
End of period (including accumulated net investment
income of $12,162,267 and $9,981,717, respectively)      $    591,909,054     $    606,940,208
                                                         ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        18 | OPPENHEIMER BALANCED FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES     YEAR ENDED DECEMBER 31,                2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   17.35     $   15.92     $   13.16     $   15.40     $   16.55
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .33 1         .26 1         .27           .50           .53
Net realized and unrealized gain (loss)                        .31          1.33          2.90         (2.02)         (.19)
                                                         --------------------------------------------------------------------
Total from investment operations                               .64          1.59          3.17         (1.52)          .34
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.30)         (.16)         (.41)         (.51)         (.64)
Distributions from net realized gain                          (.62)           --            --          (.21)         (.85)
                                                         --------------------------------------------------------------------
Total dividends and/or distributions to shareholders          (.92)         (.16)         (.41)         (.72)        (1.49)
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $   17.07     $   17.35     $   15.92     $   13.16     $   15.40
                                                         ====================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                            3.89%        10.10%        24.96%       (10.40)%        2.22%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $ 503,753     $ 547,290     $ 533,710     $ 458,848     $ 593,033
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $ 522,754     $ 528,655     $ 475,389     $ 517,516     $ 599,324
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         1.98%         1.59%         1.82%         3.31%         3.42%
Total expenses                                                0.74% 4       0.74% 4       0.76% 4       0.74% 4       0.76% 4
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         67% 5         68% 5        248%           42%           30%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                PURCHASE TRANSACTIONS          SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2005           $1,224,652,741             $1,250,455,539
Year Ended December 31, 2004           $1,460,076,994             $1,473,590,963

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        19 | OPPENHEIMER BALANCED FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES     YEAR ENDED DECEMBER 31,                    2005            2004            2003            2002 1
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   17.26       $   15.87       $   13.14       $   14.51
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .29 2           .23 2           .39             .13
Net realized and unrealized gain (loss)                        .31            1.31            2.74           (1.50)
                                                         ------------------------------------------------------------
Total from investment operations                               .60            1.54            3.13           (1.37)
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.27)           (.15)           (.40)             --
Distributions from net realized gain                          (.62)             --              --              --
                                                         ------------------------------------------------------------
Total dividends and/or distributions to shareholders          (.89)           (.15)           (.40)             --
---------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                           $   16.97       $   17.26       $   15.87       $   13.14
                                                         ============================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                            3.67%           9.79%          24.69%          (9.44)%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                 $  88,156       $  59,650       $  25,302       $   2,306
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                        $  72,977       $  39,851       $   9,908       $   1,037
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                         1.74%           1.41%           1.37%           3.30%
Total expenses                                                1.00% 5         1.02% 5         1.01% 5         0.99% 5
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         67% 6           68% 6          248%             42%

1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                PURCHASE TRANSACTIONS          SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2005           $1,224,652,741             $1,250,455,539
Year Ended December 31, 2004           $1,460,076,994             $1,473,590,963

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        20 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Balanced Fund/VA (the Fund), formerly Oppenheimer Multiple Strategies Fund/VA, is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total investment return, which includes current income and capital appreciation in the value of its shares. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2005, the Fund had purchased


                        21 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

$86,495,417 of securities issued on a when-issued basis or forward commitment and sold $14,057,962 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2005, securities with an aggregate market value of $253,750, representing 0.04% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                        22 | OPPENHEIMER BALANCED FUND/VA

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                           APPRECIATION BASED
                                                        ON COST OF SECURITIES
   UNDISTRIBUTED   UNDISTRIBUTED           ACCUMULATED  AND OTHER INVESTMENTS
   NET INVESTMENT      LONG-TERM                  LOSS     FOR FEDERAL INCOME
   INCOME                   GAIN  CARRYFORWARD 1,2,3,4           TAX PURPOSES
   --------------------------------------------------------------------------
   $15,937,671       $23,453,889              $368,687            $78,259,604

1. The Fund had $664 of post-October foreign currency losses which were deferred.

2. The Fund had $368,023 of straddle losses which were deferred.

3. During the fiscal year ended December 31, 2005, the Fund did not utilize any capital loss carryforward.

4.During the fiscal year ended December 31, 2004, the Fund utilized $28,540,378 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                                               REDUCTION TO
                                        INCREASE TO         ACCUMULATED NET
   INCREASE                         ACCUMULATED NET           REALIZED GAIN
   TO PAID-IN CAPITAL             INVESTMENT INCOME        ON INVESTMENTS 5
   ------------------------------------------------------------------------
   $2,276,220                              $946,659              $3,222,879

5. $2,276,220, including $1,962,296 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                         YEAR ENDED              YEAR ENDED
                                  DECEMBER 31, 2005       DECEMBER 31, 2004
   ------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                 $     10,387,608       $       5,780,649
   Long-term capital gain                21,442,538                      --
                                   ----------------------------------------
   Total                           $     31,830,146       $       5,780,649
                                   ========================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

   Federal tax cost of securities                           $   604,843,283
   Federal tax cost of other investments                        (94,325,512)
                                                            ----------------
   Total federal tax cost                                   $   510,517,771
                                                            ================
   Gross unrealized appreciation                            $    94,510,175
   Gross unrealized depreciation                                (16,250,571)
                                                            ----------------
   Net unrealized appreciation                              $    78,259,604
                                                            ================


                        23 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings. At December 31, 2005, the Fund had $7 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED DECEMBER 31, 2005      YEAR ENDED DECEMBER 31, 2004
                                                  SHARES            AMOUNT          SHARES            AMOUNT
------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                           1,776,358      $ 29,867,328       2,625,394      $ 42,309,798
Dividends and/or distributions reinvested      1,726,689        28,421,303         342,260         5,486,430
Redeemed                                      (5,537,549)      (93,079,304)     (4,948,306)      (79,604,315)
                                              ---------------------------------------------------------------
Net decrease                                  (2,034,502)     $(34,790,673)     (1,980,652)     $(31,808,087)
                                              ===============================================================

-------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                           1,918,395      $ 32,184,682       2,003,047      $ 32,170,140
Dividends and/or distributions reinvested        207,983         3,408,843          18,400           294,219
Redeemed                                        (385,436)       (6,398,159)       (160,331)       (2,583,843)
                                              ---------------------------------------------------------------
Net increase                                   1,740,942      $ 29,195,366       1,861,116      $ 29,880,516
                                              ===============================================================


                        24 | OPPENHEIMER BALANCED FUND/VA

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                      PURCHASES            SALES
----------------------------------------------------------------
Investment securities            $  327,895,921   $  332,518,100
U.S. government and government
agency obligations                   39,886,096       47,874,199
To Be Announced (TBA)
mortgage-related securities       1,224,652,741    1,250,455,539

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2005, the Fund paid $20,480 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


                        25 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                 UNREALIZED
                                EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                 DATES   CONTRACTS   DECEMBER 31, 2005   (DEPRECIATION)
-------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    3/22/06         163   $      18,612,563   $      329,306
                                                                             ---------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.       3/8/06          30           4,327,370          (32,925)
U.S. Treasury Nts., 2 yr.          3/31/06         373          76,534,938           (4,749)
U.S. Treasury Nts., 5 yr.          3/22/06         180          19,141,875          (34,750)
U.S. Treasury Nts., 10 yr.         3/22/06         118          12,909,938              498
                                                                             ---------------
                                                                                    (71,926)
                                                                             ---------------
                                                                             $      257,380
                                                                             ===============


                        26 | OPPENHEIMER BALANCED FUND/VA

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2005 was as follows:

                                         CALL OPTIONS            PUT OPTIONS
                                ---------------------   ---------------------
                                NUMBER OF   AMOUNT OF   NUMBER OF     AMOUNT
                                CONTRACTS    PREMIUMS   CONTRACTS   PREMIUMS
-----------------------------------------------------------------------------
Options outstanding as of
December 31, 2004                      --   $      --          --   $     --
Options written                       539      66,159         575     29,503
Options closed or expired              --          --        (575)   (29,503)
                                ---------------------------------------------
Options outstanding as of
December 31, 2005                     539   $  66,159          --   $     --
                                =============================================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability) on the Statement of Assets and Liabilities. The Fund also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain
(loss) on the Statement of Operations. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).


                        27 | OPPENHEIMER BALANCED FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS Continued

As of December 31, 2005, the Fund had entered into the following total return swap agreements:

SWAP                                                                        NOTIONAL  TERMINATION    UNREALIZED
COUNTERPARTY       SWAP DESCRIPTION                                           AMOUNT         DATE  APPRECIATION
---------------------------------------------------------------------------------------------------------------
                   Received or paid monthly. If the sum of the Lehman
                   Brothers CMBS Index Payer Payment Amount and the
                   Floating Rate Payer Payment Amount is positive, the
                   Counterparty will pay such amount to the Fund.
Goldman Sachs      If the sums are negative, then the Fund shall pay the
Group, Inc. (The)  absolute value of such amount to the Counterparty      $3,530,000       6/1/06  $      9,971

Abbreviations are as follows:

CMBS       Commercial Mortgage Backed Securities Markets

--------------------------------------------------------------------------------
9. ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
10. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2005, the Fund had on loan securities valued at $21,629,669. Collateral of $22,050,962 was received for the loans, of which $15,159,816 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
11. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages,


                        28 | OPPENHEIMER BALANCED FUND/VA
rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        29 | OPPENHEIMER BALANCED FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER BALANCED FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Balanced Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Balanced Fund/VA as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006


                        30 | OPPENHEIMER BALANCED FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.6181 per share were paid to Non-Service and Service shareholders, respectively, on March 14, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2005 which are not designated as capital gain distributions should be multiplied by 18.84% to arrive at the amount eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        31 | OPPENHEIMER BALANCED FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        32 | OPPENHEIMER BALANCED FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of the Fund's portfolio managers and the Manager's value and fixed-income investment teams and analysts. The equity component of the Fund's portfolio has been managed by Emmanuel Ferreira and Christopher Leavy since January 2003. Messrs. Leavy and Ferreira each have had over 11 years of experience managing equity investments. The Fund's fixed-income component has been managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord, Charles Moon, Geoffrey Caan and Antulio N. Bomfim who have been portfolio managers of the Fund since 2003. Messrs. Manioudakis, Gord, Caan, Moon and Bomfim have each had between 11 and 15 years of experience managing fixed-income investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund


                        33 | OPPENHEIMER BALANCED FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other balanced funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other balanced funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are higher than its peer group average and median and that its total expenses are lower than its peer group average but higher than its peer group median. The Board concluded, however, that in light of the Fund's strong performance record, the management fee was reasonable.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                        34 | OPPENHEIMER BALANCED FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
FUNDS, LENGTH OF SERVICE, AGE     TRUSTEESHIPS/DIRECTORSHIPS HELD BY TRUSTEE; NUMBER OF PORTFOLIOS IN THE
                                  FUNDS COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY,
TRUSTEES                          CENTENNIAL, COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE
                                  TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL..

WILLIAM L. ARMSTRONG,             Chairman of the following private mortgage banking companies: Cherry Creek
Chairman of the Board             Mortgage Company (since 1991), Centennial State Mortgage Company (since
of Trustees (since 2003),         1994), and The El Paso Mortgage Company (since 1993); Chairman of the
Trustee (since 1999)              following private companies: Ambassador Media Corporation (since 1984) and
Age: 68                           Broadway Ventures (since 1984); Director of the following: Helmerich &
                                  Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus
                                  Crusade for Christ (since 1991) and The Lynde and Harry Bradley
                                  Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency)
                                  (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency)
                                  (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees
                                  38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                   Director and President of A.G. Edwards Capital, Inc. (General Partner of
Trustee (since 1993)              private equity funds) (until February 2001); Chairman, President and Chief
Age: 74                           Executive Officer of A.G. Edwards Capital, Inc. (until March 2000);
                                  Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000) and
                                  A.G. Edwards Trust Company (investment adviser) (until 2000); Vice
                                  Chairman and Director of A.G. Edwards, Inc. (until March 1999); Vice
                                  Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of A.G.
                                  Edwards Trust Company (until March 1999) and A.G.E. Asset Management
                                  (investment adviser) (until March 1999). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of Centennial Asset Management
Trustee (since 1999)              Corporation (December 1991-April 1999); President, Treasurer and Director
Age: 69                           of Centennial Capital Corporation (June 1989-April 1999); Chief Executive
                                  Officer and Director of MultiSource Services, Inc. (March 1996-April
                                  1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April
                                  1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 1999)              site) (since June 2000); Director of Genetic ID, Inc. (biotech company)
Age: 67                           (March 2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global
                                  Investment Management Industry Services Group (July 1994-June 1998).
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director
Trustee (since 1990)              of Northwestern Energy (public utility corporation) (since November 2004);
Age: 64                           Director of P.R. Pharmaceuticals (October Corp. 1999-October 2003);
                                  Director of Rocky Mountain Elk Foundation (non-profit organization)
                                  (February 1998-February 2003); Chairman and Director (until October 1996)
                                  and President and Chief Executive Officer (until October 1995) of the
                                  Manager; President, Chief Executive Officer and Director of the following:
                                  Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the
                                  Manager), Shareholders Services, Inc. and Shareholder Financial Services,
                                  Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado Uplift (charitable organization) (since September
Trustee (since 1996)              1984). Mr. Freedman held positions with the Manager and with subsidiary or
Age: 65                           affiliated companies of the Manager (until October several 1994). Oversees
                                  38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational
Trustee (since 2002)              organization) (since February Director of The California Endowment
Age: 59                           (philanthropic organization) (since April 2002); Director of 2000);
                                  Community Hospital of Monterey Peninsula (since February 2002); Vice Chair of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund) (since
                                  October 1991); President of ARCO Investment Management Company (February
                                  1991-April 2000); Member of the investment committees of The Rockefeller
                                  Foundation and The University of Michigan; Advisor at Credit Suisse First
                                  Boston's Sprout venture capital unit (venture capital fund) (1994-January
                                  2005); Trustee of MassMutual Institutional Funds (investment company)
                                  (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member


                        35 | OPPENHEIMER BALANCED FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,              of the investment committee of Hartford Hospital (2000-2003); and Advisor
Continued                         to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones International University (educational organization)
Trustee (since 2002)              (since August 2005); Chairman, Chief Executive Officer and Director of
Age: 61                           Steele Street State Bank (commercial banking) (since August 2003);
                                  Director of Colorado UpLIFT (charitable organization) (since 1986);
                                  Trustee of the Gallagher Family Foundation (non-profit organization)
                                  (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S.
                                  Bancorp and formerly Colorado National Bank) (July 1996-April 1999);
                                  Director of Commercial Assets, Inc. (real estate investment trust)
                                  (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and
                                  Director of U.S. Exploration, Inc. (oil and gas exploration)
                                  (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly MassMutual Institutional
Trustee (since 2000)              Funds) (investment company) (since 1996) and MML Series Investment Fund
Age: 63                           (investment company) (since 1996), Trustee and Chairman of the Investment
                                  Committee (since 1994) of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B.
                                  (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Member of the Investment Committee of the Community Foundation of Western
                                  Massachusetts (1998-2003); and Executive Vice President of Peoples
                                  Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999).
                                  Oversees 40 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY
AND OFFICER                       STREET, 11TH FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A
                                  TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                  DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED
                                  TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                                  AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and
President and Trustee             President (since September 2000) of the Manager; President and Director or
(since 2001)                      Trustee of other Oppenheimer funds; President and Director of OAC and of
Age: 56                           Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
                                  Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc.
                                  (subsidiary of the Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.
                                  (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                  Management, Inc., Centennial Asset Management Corporation, Trinity
                                  Investment Management Corporation and Tremont Capital Management, Inc.
                                  (since November 2001), HarbourView Asset Management Corporation and OFI
                                  Private Investments, Inc. (since July 2001); President (since November
                                  2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                                  Inc.; Executive Vice President of Massachusetts Mutual Life Insurance
                                  Company (OAC's parent company) (since February 1997); Director of DLB
                                  Acquisition Corporation (holding company parent of Babson Capital
                                  Management LLC) (since June 1995); Member of the Investment Company
                                  Institute's Board of Governors (since October 3, 2003); Chief Operating
                                  Officer of the Manager (September 2000-June 2001); President and Trustee
                                  of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life
                                  Insurance Company (September 1999-August 2000); President, Chief
                                  Executive Officer and Director of MML Bay State Life Insurance Company
                                  (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                  Hibernia Savings Bank (wholly-owned sub sidiary of Emerald Isle Bancorp)
                                  (June 1989-June 1998). Oversees 87 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR
THE FUND                          MESSRS. FERREIRA, LEAVY, MANIOUDAKIS AND ZACK, TWO WORLD FINANCIAL CENTER,
                                  225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY
                                  AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH
                                  OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT DEATH OR REMOVAL.

EMMANUEL FERREIRA,                Vice President of the Manager since January 2003; Portfolio Manager at
Vice President and Portfolio      Lashire Investments (July 1999-December 2002). An officer of 5 portfolios
Manager (since 2003)              in the OppenheimerFunds complex.
Age: 38


                        36 | OPPENHEIMER BALANCED FUND/VA

CHRISTOPHER LEAVY,                Senior Vice President of the Manager since September 2000; portfolio
Vice President and Portfolio      manager of Morgan Stanley Dean Witter Investment Management
Manager (since 2003)              (1997-September 2000). An officer of 8 portfolios in the OppenheimerFunds
Age: 34                           complex.

ANGELO MANIOUDAKIS,               Senior Vice President of the Manager (since April 2002), of HarbourView
Vice President and Portfolio      Asset Management Corporation (since April, 2002 and of OFI Institutional
Manager (since 2003)              Asset Management, Inc. (since June 2002); Executive Director and portfolio
Age: 39                           manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley
                                  Investment Management (August 1993-April 2002). An officer of 14 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief          March 2004); Vice President of OppenheimerFunds Distributor, Inc.,
Compliance Officer                Centennial Asset Management Corporation and Shareholder Services, Inc.
(since 2004)                      (since June 1983); Vice President and Director of Internal Audit of the
Age: 55                           Manager (1997-February 2004). An officer of 87 portfolios in the
                                  OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal           Treasurer of the following: HarbourView Asset Management Corporation,
Financial and Accounting          Shareholder Financial Services, Inc., Shareholder Services, Inc.,
Officer (since 1999)              Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
Age: 46                           Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since
                                  March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                  (since May 2000), OFI Institutional Asset Management, Inc. (since November
                                  2000), and OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
                                  OAC (since March 1999), Centennial Asset Management Corporation (March
                                  1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                                  2003); Principal and Chief Operating Officer of Bankers Trust
                                  Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since
Vice President and Secretary      March 2002) of the Manager; General Counsel and Director of the
(since 2001)                      Distributor (since December 2001); General Counsel of Centennial Asset
Age: 57                           Management Corporation (since December 2001); Senior Vice President and
                                  General Counsel of HarbourView Asset Management Corporation (since
                                  December 2001); Secretary and General Counsel of OAC (since November
                                  2001); Assistant Secretary (since September 1997) and Director (since
                                  November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                  plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc.
                                  (since December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                  (since November 2001); Senior Vice President, General Counsel and Director
                                  of Shareholder Financial Services, Inc. and Shareholder Services, Inc.
                                  (since December 2001); Senior Vice President, General Counsel and Director
                                  of OFI Private Investments, Inc. and OFI Trust Company (since November
                                  2001); Vice President of OppenheimerFunds Legacy Program (since June
                                  2003); Senior Vice President and General Counsel of OFI Institutional
                                  Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                  (Asia) Limited (since December 2003); Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November 2001-February 2002)
                                  and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May
                                  1985-November 2001), Shareholder Financial Services, Inc. (November
                                  1989-November 2001), and OppenheimerFunds International Ltd. (September
                                  1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                        37 | OPPENHEIMER BALANCED FUND/VA

OPPENHEIMER CAPITAL APPRECIATION FUND/ VA
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Over the 12-month period ended December 31, 2005, the Fund participated in most of the U.S. stock market's overall gains. However, the Fund's returns were lower than those of its market benchmark, the S&P 500, primarily due to disappointing stock selections in the media industry. 1

      During the reporting period, the Fund's performance benefited from its holdings in Broadcom Corp., Google, Inc., Teva Pharmaceutical Industries Ltd. and Exxon Mobil Corp. On the negative side, the Fund's holdings in Tyco International Ltd., Cisco Sytstems, Inc., Mercury Interactive Corp. and Wal-Mart Stores, Inc. all detracted from the Fund's performance.

      The Fund also had identified a number of dominant media companies selling at substantial discounts to historical averages due to a persistent advertising slump. The slump did not end for companies focused on traditional media, and their shares largely failed to rebound. Finally, some of the Fund's holdings of large pharmaceutical companies disappointed when company-specific problems, including product safety issues, put downward pressure on earnings.

      When the new management team took the Fund's reins in October, our focus was to build positions on attractively valued growth stocks and increase its focus on fundamentally sound and reasonably valued companies that we believed were poised to benefit from certain long-term, secular trends. In the health care area, we changed the Fund's emphasis from large pharmaceutical companies to leaders in the biotechnology industry, including several companies with drugs nearing FDA approval. It is important to note that biotechnology stocks may be especially volatile.

      We shifted the Fund's media holdings away from broadcasters and publishers toward companies in the vanguard of the faster-growing "new media," such as online advertising vehicles. We also complemented some of the Fund's attractively valued technology holdings, such as networking equipment provider Cisco Systems, Inc., with Internet leaders, including online auctioneer eBay, Inc. and search engine Google, Inc. Although just three months is too short a period to judge the merits of any long-term investment, we nonetheless are encouraged that these changes have produced a rapid improvement in the Fund's performance.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2005. In the case of non-service shares, performance is measured over a ten-year period. In the case of service shares, performance is measured from inception of the class on September 18, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs show the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

1. The Fund's performance is compared to the 4.91% return for the S&P 500 Index for the one-year period ended 12/31/05.


                  4 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

NON-SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

        Oppenheimer Capital Appreciation Fund/VA (Non-Service)

        S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  Oppenheimer Capital
                                 Appreciation Fund/VA
       Date                           (Non-Service)                S&P 500 Index

    12/31/1995                            10,000                       10,000
    03/31/1996                            10,696                       10,537
    06/30/1996                            11,137                       11,009
    09/30/1996                            11,858                       11,349
    12/31/1996                            12,520                       12,295
    03/31/1997                            12,399                       12,625
    06/30/1997                            14,375                       14,827
    09/30/1997                            16,233                       15,937
    12/31/1997                            15,861                       16,395
    03/31/1998                            17,882                       18,680
    06/30/1998                            18,563                       19,300
    09/30/1998                            15,516                       17,385
    12/31/1998                            19,668                       21,084
    03/31/1999                            20,957                       22,134
    06/30/1999                            22,779                       23,691
    09/30/1999                            21,684                       22,215
    12/31/1999                            27,860                       25,518
    03/31/2000                            31,927                       26,103
    06/30/2000                            30,485                       25,409
    09/30/2000                            30,324                       25,163
    12/31/2000                            27,796                       23,196
    03/31/2001                            24,918                       20,447
    06/30/2001                            26,440                       21,643
    09/30/2001                            21,032                       18,468
    12/31/2001                            24,301                       20,441
    03/31/2002                            23,596                       20,497
    06/30/2002                            19,637                       17,753
    09/30/2002                            16,519                       14,687
    12/31/2002                            17,774                       15,925
    03/31/2003                            17,190                       15,423
    06/30/2003                            19,974                       17,796
    09/30/2003                            20,852                       18,267
    12/31/2003                            23,274                       20,490
    03/31/2004                            23,495                       20,837
    06/30/2004                            23,825                       21,195
    09/30/2004                            22,917                       20,799
    12/31/2004                            24,888                       22,718
    03/31/2005                            24,208                       22,230
    06/30/2005                            24,323                       22,535
    09/30/2005                            25,213                       23,347
    12/31/2005                            26,157                       23,833

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/05

1-Year 5.10%            5-Year -1.21%           10-Year 10.09%

SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Capital Appreciation Fund/VA (Service)

   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  Oppenheimer Capital
                                 Appreciation Fund/VA
       Date                              (Service)                 S&P 500 Index

    09/18/2001                            10,000                       10,000
    09/30/2001                            10,000                       10,000
    12/31/2001                            11,551                       11,068
    03/31/2002                            11,209                       11,099
    06/30/2002                             9,311                        9,613
    09/30/2002                             7,825                        7,953
    12/31/2002                             8,422                        8,623
    03/31/2003                             8,131                        8,352
    06/30/2003                             9,448                        9,637
    09/30/2003                             9,859                        9,892
    12/31/2003                            11,007                       11,095
    03/31/2004                            11,102                       11,283
    06/30/2004                            11,252                       11,477
    09/30/2004                            10,815                       11,262
    12/31/2004                            11,735                       12,302
    03/31/2005                            11,407                       12,038
    06/30/2005                            11,459                       12,202
    09/30/2005                            11,868                       12,642
    12/31/2005                            12,305                       12,905

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/05

1-Year 4.87%            5-Year N/A       Since Inception (9/18/01) 4.96%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS.

THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                  5 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                    BEGINNING    ENDING        EXPENSES
                                    ACCOUNT      ACCOUNT       PAID DURING
                                    VALUE        VALUE         6 MONTHS ENDED
                                    (7/1/05 )    (12/31/05)    DECEMBER 31, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual           $1,000.00    $1,075.40     $3.46
--------------------------------------------------------------------------------
Non-Service shares Hypothetical      1,000.00     1,021.88      3.37
--------------------------------------------------------------------------------
Service shares Actual                1,000.00     1,073.90      4.77
--------------------------------------------------------------------------------
Service shares Hypothetical          1,000.00     1,020.62      4.65

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS                  EXPENSE RATIOS
-------------------------------------
Non-Service shares          0.66%
-------------------------------------
Service shares              0.91

--------------------------------------------------------------------------------


                  6 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.3%
--------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Toyota Motor Corp.                                       184,800     $ 9,668,452
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Carnival Corp.                                           566,700      30,301,449
--------------------------------------------------------------------------------
Starbucks Corp. 1                                        354,000      10,623,540
                                                                     -----------
                                                                      40,924,989

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Toll Brothers, Inc. 1                                    399,500      13,838,680
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.7%
eBay, Inc. 1                                             832,600      36,009,950
--------------------------------------------------------------------------------
MEDIA--3.4%
Comcast Corp., Cl. A Special,
Non-Vtg. 1                                               984,400      25,289,236
--------------------------------------------------------------------------------
Time Warner, Inc.                                      1,030,000      17,963,200
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                    615,000      14,741,550
--------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc.,
Cl. A 1                                                  432,000      11,784,960
                                                                     -----------
                                                                      69,778,946

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.9%
J.C. Penney Co., Inc. (Holding Co.)                      207,200      11,520,320
--------------------------------------------------------------------------------
Kohl's Corp. 1                                           333,900      16,227,540
--------------------------------------------------------------------------------
Target Corp.                                             190,300      10,460,791
                                                                     -----------
                                                                      38,208,651

--------------------------------------------------------------------------------

SPECIALTY RETAIL--3.8%
Best Buy Co., Inc.                                       367,750      15,989,770
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                        368,300      24,550,878
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                    306,400      10,837,368
--------------------------------------------------------------------------------
Staples, Inc.                                            766,100      17,398,131
--------------------------------------------------------------------------------
Williams-Sonoma, Inc. 1                                  187,200       8,077,680
                                                                     -----------
                                                                      76,853,827

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Coach, Inc. 1                                            189,300       6,311,262
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.3%
--------------------------------------------------------------------------------
BEVERAGES--1.1%
PepsiCo, Inc.                                            399,000      23,572,920
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.8%
Costco Wholesale Corp.                                   177,600       8,785,872
--------------------------------------------------------------------------------
CVS Corp.                                                718,400      18,980,128
--------------------------------------------------------------------------------
Sysco Corp.                                              408,700      12,690,135
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                    359,100      16,805,880
                                                                     -----------
                                                                      57,262,015

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
Cadbury Schweppes plc                                  1,825,680    $ 17,260,141
--------------------------------------------------------------------------------
Nestle SA                                                 76,972      23,020,430
                                                                    ------------
                                                                      40,280,571

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.4%
Procter & Gamble Co. (The)                               511,400      29,599,832
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                    568,470      18,778,494
                                                                    ------------
                                                                      48,378,326

--------------------------------------------------------------------------------
ENERGY--6.7%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.1%
Halliburton Co.                                          247,600      15,341,296
--------------------------------------------------------------------------------
Schlumberger Ltd.                                        250,500      24,336,075
--------------------------------------------------------------------------------
Smith International, Inc.                                615,100      22,826,361
--------------------------------------------------------------------------------
Transocean, Inc. 1                                       296,900      20,690,961
                                                                    ------------
                                                                      83,194,693

--------------------------------------------------------------------------------
OIL & GAS--2.6%
Apache Corp.                                             157,200      10,771,344
--------------------------------------------------------------------------------
EOG Resources, Inc.                                      190,600      13,984,322
--------------------------------------------------------------------------------
Kinder Morgan Management LLC                             238,642      10,848,665
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                               212,400      16,966,512
                                                                    ------------
                                                                      52,570,843

--------------------------------------------------------------------------------
FINANCIALS--9.4%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--0.5%
Bank of America Corp.                                    197,900       9,133,085
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.4%
American Express Co.                                     202,300      10,410,358
--------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                         46,300      17,014,787
--------------------------------------------------------------------------------
Citigroup, Inc.                                          262,800      12,753,684
--------------------------------------------------------------------------------
Franklin Resources, Inc.                                 130,800      12,296,508
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                          175,000      22,349,250
--------------------------------------------------------------------------------
Legg Mason, Inc.                                         118,500      14,183,265
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                            55,500       7,113,435
--------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                               479,700       9,192,538
--------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                 60,800       4,379,424
                                                                    ------------
                                                                     109,693,249

--------------------------------------------------------------------------------
INSURANCE--3.5%
American International Group, Inc.                       573,550      39,133,317
--------------------------------------------------------------------------------
Hartford Financial Services
Group, Inc. (The)                                        155,600      13,364,484
--------------------------------------------------------------------------------
Prudential Financial, Inc.                               268,400      19,644,196
                                                                    ------------
                                                                      72,141,997


                  7 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--17.8%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--4.5%
Amgen, Inc. 1                                            486,100    $ 38,333,846
--------------------------------------------------------------------------------
Genentech, Inc. 1                                        181,600      16,798,000
--------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                       241,000      17,057,980
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                  139,200       7,326,096
--------------------------------------------------------------------------------
MedImmune, Inc. 1                                        363,200      12,719,264
                                                                    ------------
                                                                      92,235,186

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
Fisher Scientific International, Inc.                    222,100      13,739,106
--------------------------------------------------------------------------------
Medtronic, Inc.                                          765,200      44,052,564
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                        497,700      11,725,812
--------------------------------------------------------------------------------
Stryker Corp.                                            180,500       8,019,615
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                           228,300      11,492,622
                                                                    ------------
                                                                      89,029,719

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
Aetna, Inc.                                              153,100      14,438,861
--------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                      200,100      10,363,179
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                           181,900      10,150,020
--------------------------------------------------------------------------------
Patterson Cos., Inc. 1                                   155,100       5,180,340
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                  187,900       9,673,092
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                 374,400      23,265,216
                                                                    ------------
                                                                      73,070,708

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.3%
Eli Lilly & Co.                                          237,600      13,445,784
--------------------------------------------------------------------------------
Novartis AG                                              572,143      30,064,666
--------------------------------------------------------------------------------
Roche Holdings AG                                        156,478      23,494,623
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                        184,980      16,205,761
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.,
Sponsored ADR                                            557,946      23,997,257
                                                                    ------------
                                                                     107,208,091

--------------------------------------------------------------------------------
INDUSTRIALS--8.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.5%
Empresa Brasileira de Aeronautica
SA, ADR                                                  473,700      18,521,670
--------------------------------------------------------------------------------
General Dynamics Corp.                                   153,700      17,529,485
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                    278,100      17,695,503
--------------------------------------------------------------------------------
United Technologies Corp.                                336,100      18,791,351
                                                                    ------------
                                                                      72,538,009

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
Expeditors International of
Washington, Inc.                                         140,700       9,498,657


                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Corporate Executive Board Co.                             66,700    $  5,982,990
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.1%
Apollo Group, Inc., Cl. A 1                              379,000      22,914,340
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.4%
General Electric Co.                                   1,376,700      48,253,335
--------------------------------------------------------------------------------
MACHINERY--0.9%
Danaher Corp.                                            337,900      18,848,062
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--27.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--6.6%
Cisco Systems, Inc. 1                                  3,496,300      59,856,656
--------------------------------------------------------------------------------
Corning, Inc. 1                                          673,000      13,231,180
--------------------------------------------------------------------------------
Motorola, Inc.                                           885,500      20,003,445
--------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                               572,200      10,471,260
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                           437,700      18,856,116
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
Sponsored ADR                                            335,700      11,548,080
                                                                    ------------
                                                                     133,966,737

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.0%
Apple Computer, Inc. 1                                   179,400      12,897,066
--------------------------------------------------------------------------------
Dell, Inc. 1                                             792,700      23,773,073
--------------------------------------------------------------------------------
EMC Corp. 1                                            1,008,200      13,731,684
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                                403,300      10,889,100
                                                                    ------------
                                                                      61,290,923

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.8%
Google, Inc., Cl. A 1                                     77,900      32,317,594
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                         462,700      10,142,384
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                           888,300      34,803,594
                                                                    ------------
                                                                      77,263,572

--------------------------------------------------------------------------------
IT SERVICES--2.7%
Automatic Data Processing, Inc.                          607,400      27,873,586
--------------------------------------------------------------------------------
Cognizant Technology
Solutions Corp. 1                                        323,100      16,268,085
--------------------------------------------------------------------------------
First Data Corp.                                         249,700      10,739,597
                                                                    ------------
                                                                      54,881,268

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.3%
Advanced Micro Devices, Inc. 1                           477,800      14,620,680
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                  544,100      25,654,315
--------------------------------------------------------------------------------
International Rectifier Corp. 1                          215,700       6,880,830
--------------------------------------------------------------------------------
Linear Technology Corp.                                  566,600      20,437,262
--------------------------------------------------------------------------------
Marvell Technology Group Ltd.                            170,600       9,568,954
--------------------------------------------------------------------------------
Microchip Technology, Inc.                               347,400      11,168,910
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                  580,300      18,610,221
                                                                    ------------
                                                                     106,941,172


                 8 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

                                                                               VALUE
                                                            SHARES        SEE NOTE 1
------------------------------------------------------------------------------------

SOFTWARE--6.3%
Adobe Systems, Inc.                                        609,400    $   22,523,424
------------------------------------------------------------------------------------
Amdocs Ltd. 1                                              298,500         8,208,750
------------------------------------------------------------------------------------
Autodesk, Inc.                                             281,400        12,086,130
------------------------------------------------------------------------------------
Microsoft Corp.                                          2,201,400        57,566,610
------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                      629,800        28,385,086
                                                                      --------------
                                                                         128,770,000
------------------------------------------------------------------------------------
MATERIALS--3.1%
------------------------------------------------------------------------------------
CHEMICALS--3.1%
Monsanto Co.                                               417,800        32,392,034
------------------------------------------------------------------------------------
Praxair, Inc.                                              561,700        29,747,632
                                                                      --------------
                                                                          62,139,666

------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.8%
------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
American Tower Corp. 1                                     532,500        14,430,750
------------------------------------------------------------------------------------
Sprint Nextel Corp.                                        922,900        21,558,944
                                                                      --------------
                                                                          35,989,694
                                                                      --------------
Total Common Stocks
(Cost $1,706,243,571)                                                  1,988,644,585


                                                         PRINCIPAL             VALUE
                                                            AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.2%
------------------------------------------------------------------------------------
Undivided interest of 3.16% in joint repurchase
agreement (Principal Amount/Value $1,414,200,000,
with a maturity value of $1,414,844,247) with UBS
Warburg LLC, 4.10%, dated 12/30/05, to be repur-
chased at $44,704,356 on 1/3/06, collateralized
by Federal Home Loan Mortgage Corp., 5%,
1/1/35, with a value of $157,513,104 and
Federal National Mortgage Assn.,
5%--5.50%, 3/1/34--10/1/35, with
a value of $1,301,420,187
(Cost $44,684,000)                                  $   44,684,000    $   44,684,000

------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,750,927,571)                                        100.0%    2,033,328,585
------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                0.0           805,373
                                                    --------------------------------
NET ASSETS                                                   100.0%   $2,034,133,958
                                                    ================================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1.    Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  9 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

STATEMENT OF ASSETS AND LIABILITIES   December 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,750,927,571)--see accompanying statement of investments                            $ 2,033,328,585
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      150,866
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                      2,167,616
Interest and dividends                                                                                                  1,499,017
Other                                                                                                                      28,213
                                                                                                                  ---------------
Total assets                                                                                                        2,037,174,297

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                                  1,458,014
Investments purchased                                                                                                   1,157,532
Distribution and service plan fees                                                                                        226,032
Shareholder communications                                                                                                115,525
Trustees' compensation                                                                                                     36,371
Transfer and shareholder servicing agent fees                                                                               1,829
Other                                                                                                                      45,036
                                                                                                                  ----------------
Total liabilities                                                                                                       3,040,339

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $ 2,034,133,958
                                                                                                                  ================

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                        $        52,879
----------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                          2,062,730,165
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                       6,819,916
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                       (317,858,614)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in
foreign currencies                                                                                                    282,389,612
                                                                                                                  ----------------
NET ASSETS                                                                                                        $ 2,034,133,958
                                                                                                                  ================

----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $1,652,282,029
and 42,890,708 shares of beneficial interest outstanding)                                                                  $38.52
----------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $381,851,929
and 9,988,083 shares of beneficial interest outstanding)                                                                   $38.23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 10 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $300,038)                  $  20,637,580
----------------------------------------------------------------------------------------
Interest                                                                      1,411,383
                                                                          --------------
Total investment income                                                      22,048,963

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                              12,603,901
----------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                              751,102
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                               11,133
Service shares                                                                   10,230
----------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                              103,635
Service shares                                                                   19,714
----------------------------------------------------------------------------------------
Trustees' compensation                                                           33,689
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                      26,918
----------------------------------------------------------------------------------------
Administration service fees                                                       1,500
----------------------------------------------------------------------------------------
Other                                                                            66,282
                                                                          --------------
Total expenses                                                               13,628,104
Less reduction to custodian expenses                                            (11,459)
                                                                          --------------
Net expenses                                                                 13,616,645

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         8,432,318

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                 (33,036,729)
Foreign currency transactions                                                    18,373
                                                                          --------------
Net realized loss                                                           (33,018,356)
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 127,868,004
Translation of assets and liabilities denominated in foreign currencies      (6,625,121)
                                                                          --------------
Net change in unrealized appreciation                                       121,242,883

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  96,656,845
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 11 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31,                                                               2005               2004
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                      $     8,432,318    $    18,471,549
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                       (33,018,356)        83,060,536
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                          121,242,883         27,361,213
                                                                           -----------------------------------
Net increase in net assets resulting from operations                            96,656,845        128,893,298

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                             (15,541,862)        (5,404,905)
Service shares                                                                  (1,926,965)          (357,596)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                            (181,635,386)       (53,964,830)
Service shares                                                                 117,658,602        114,818,206

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                  15,211,234        183,984,173
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                          2,018,922,724      1,834,938,551
                                                                           -----------------------------------
End of period (including accumulated net investment income of $6,819,916
and $17,399,802, respectively)                                             $ 2,034,133,958    $ 2,018,922,724
                                                                           ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 12 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,        2005              2004               2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $    36.99        $    34.70         $    26.62        $    36.58        $    46.63
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                               .18 1             .35 1,2            .12               .11               .18
Net realized and unrealized gain (loss)            1.68              2.05               8.07             (9.89)            (5.86)
                                             ---------------------------------------------------------------------------------------
Total from investment operations                   1.86              2.40               8.19             (9.78)            (5.68)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income               (.33)             (.11)              (.11)             (.18)             (.27)
Distributions from net realized gain                 --                --                 --                --             (4.10)
                                             ---------------------------------------------------------------------------------------
Total dividends and/or distributions to
  shareholders                                     (.33)             (.11)              (.11)             (.18)            (4.37)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    38.52        $    36.99         $    34.70        $    26.62        $    36.58
                                             =======================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 5.10%             6.93%             30.94%           (26.86)%          (12.58)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $1,652,282        $1,770,273         $1,715,240        $1,338,769        $1,975,345
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $1,658,910        $1,708,511         $1,468,297        $1,630,430        $2,000,314
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                              0.47%             0.99% 2            0.39%             0.35%             0.51%
Total expenses                                     0.66% 5           0.66% 5            0.67% 5           0.66% 5           0.68% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              70%               44%                48%               32%               45%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.    Annualized for periods of less than one full year.

5.    Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 13 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES  YEAR ENDED DECEMBER 31,         2005            2004             2003            2002              2001 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  36.73        $  34.53         $  26.53        $  36.56          $  31.66
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .08 2           .29 2,3          .08             .20                -- 4
Net realized and unrealized gain (loss)         1.69            1.99             8.02          (10.05)             4.90
                                            ------------------------------------------------------------------------------
Total from investment operations                1.77            2.28             8.10           (9.85)             4.90
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Dividends from net investment income            (.27)           (.08)            (.10)           (.18)               --
Distributions from net realized gain              --              --               --              --                --
                                            ------------------------------------------------------------------------------
Total dividends and/or distributions to
  shareholders                                  (.27)           (.08)            (.10)           (.18)               --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  38.23        $  36.73         $  34.53        $  26.53          $  36.56
                                            ==============================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 5              4.87%           6.62%           30.69%         (27.09)%           15.51%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $381,852        $248,649         $119,699        $ 18,260          $     90
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $301,780        $184,273         $ 48,178        $  6,263          $     16
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 6
Net investment income                           0.20%           0.85% 3          0.14%           0.26%             0.11%
Total expenses                                  0.91% 7         0.91% 7          0.94% 7         0.81% 7,8         0.81% 7
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           70%             44%              48%             32%               45%

1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment income per share and the net investment income ratio include $.16 and 0.43%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

4.    Less than $0.005 per share.

5. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6.    Annualized for periods of less than one full year.

7.    Reduction to custodian expenses less than 0.01%.

8.    Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 14 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Capital Appreciation Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known, established companies. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                 15 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
UNDISTRIBUTED     UNDISTRIBUTED           ACCUMULATED     SECURITIES AND OTHER
NET INVESTMENT        LONG-TERM                  LOSS  INVESTMENTS FOR FEDERAL
INCOME                     GAIN    CARRYFORWARD 1,2,3      INCOME TAX PURPOSES
------------------------------------------------------------------------------
$6,847,723                  $--          $311,768,028             $277,481,674

1. As of December 31, 2005, the Fund had $311,768,028 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforwards were as follows:

                 EXPIRING
                 ----------------------------
                 2010            $ 83,313,825
                 2011             193,776,365
                 2013              34,677,838
                                 ------------
                 Total           $311,768,028
                                 ============

2. During the fiscal year ended December 31, 2005, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended December 31, 2004, the Fund utilized $83,521,467 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

      REDUCTION TO                REDUCTION TO
      ACCUMULATED              ACCUMULATED NET
      NET INVESTMENT             REALIZED LOSS
      INCOME                    ON INVESTMENTS
      ----------------------------------------
      $221,093                        $221,093


                  16| OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                          YEAR ENDED               YEAR ENDED
                                   DECEMBER 31, 2005        DECEMBER 31, 2004
   --------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                       $17,468,827               $5,762,501

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities   $ 1,755,835,509
                                                ================
               Gross unrealized appreciation    $   320,276,404
               Gross unrealized depreciation        (42,794,730)
                                                ----------------
               Net unrealized appreciation      $   277,481,674
                                                ================

During the year ending December 31, 2005, the Fund recorded a decrease to cost of investments, resulting in an increase to net unrealized appreciation of $1,182,607, and a decrease to accumulated net investment income in the amount of $1,322,284, and a decrease to accumulated net realized loss of $139,677 to adjust for the recharacterization of certain stock dividends received in prior years.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                 17 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               YEAR ENDED DECEMBER 31, 2005   YEAR ENDED DECEMBER 31, 2004
                                                    SHARES           AMOUNT        SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                             4,329,144    $ 158,705,810     5,578,990    $ 194,357,727
Dividends and/or distributions reinvested          429,927       15,541,862       155,940        5,404,905
Redeemed                                        (9,732,224)    (355,883,058)   (7,294,682)    (253,727,462)
                                                -----------------------------------------------------------
Net decrease                                    (4,973,153)   $(181,635,386)   (1,559,752)   $ (53,964,830)
                                                ===========================================================

-----------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                             4,094,952    $ 149,465,324     3,992,696    $ 138,774,693
Dividends and/or distributions reinvested           53,616        1,926,965        10,365          357,596
Redeemed                                          (929,573)     (33,733,687)     (700,538)     (24,314,083)
                                                -----------------------------------------------------------
Net increase                                     3,218,995    $ 117,658,602     3,302,523    $ 114,818,206
                                                ===========================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                        PURCHASES              SALES
         -----------------------------------------------------------
         Investment securities     $1,332,467,118     $1,392,912,865

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2005, the Fund paid $21,307 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.


                 18 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 19 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Capital Appreciation Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Capital Appreciation Fund/VA as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006


                 20 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2005 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                 21 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 22 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of William L. Wilby and Marc Baylin and the Manager's Growth Equity and Global Equity investment teams and analysts. Messrs. Wilby and Baylin have had over 23 and 15 years of experience, respectively, managing equity investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance informa-


                 23 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited/Continued
--------------------------------------------------------------------------------

tion. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap core funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's three-year and ten-year performance were both better than its peer group median, although its one-year and five-year performance were below its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group average but higher than its peer group median and that its total expenses are lower than both its peer group average and median. In light of this, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                 24 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
THE FUNDS, LENGTH OF SERVICE,  PORTFOLIOS IN THE FUNDS COMPLEX CURRENTLY OVERSEEN
AGE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                       80112-3924. EACH TRUSTEE  SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                               DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since
Chairman of the Board of       1991), Centennial State Mortgage Company (since 1994), and The El Paso Mortgage Company (since 1993);
Trustees (since 2003),         Chairman of the following private companies: Ambassador Media Corporation (since 1984) and Broadway
Trustee (since 1999)           Ventures (since 1984); Director of the following: Helmerich & Payne, Inc. (oil and gas
Age: 68                        drilling/production company) (since 1992), Campus Crusade for Christ (since 1991) and The Lynde and
                               Harry Bradley Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003),
                               Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former
                               Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology
                               Corporation (computer equipment company) (1991-2003) and International Family Entertainment
                               (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity funds)
Trustee (since 1993)           (until February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.
Age: 74                        (until March 2000); Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000) and A.G.
                               Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G.
                               Edwards, Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999);
                               Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,               Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April
Trustee (since 1999)           1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999);
Age: 69                        Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr.
                               Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                               Manager (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,             Member of The Life Guard of Mount Vernon (George Washington historical site) (since June 2000);
Trustee (since 1999)           Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002); Partner at
Age: 67                        PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse
                               LLP Global Investment Management Industry Services Group (July 1994-June 1998). Oversees 38
                               portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                 Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy
Trustee (since 1990)           Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals (October
Age: 64                        1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February
                               1998-February 2003); Chairman and Director (until October 1996) and President and Chief Executive
                               Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the
                               following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager),
                               Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees
                               38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                  Director of Colorado Uplift (charitable organization) (since September 1984). Mr. Freedman held
Trustee (since 1996)           several positions with the Manager and with subsidiary or affiliated companies of the Manager (until
Age: 65                        October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.


                 25 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
BEVERLY L. HAMILTON,           Trustee of Monterey Institute for International Studies (educational organization) (since February
Trustee (since 2002)           2000); Director of The California Endowment (philanthropic organization) (since April 2002); Director
Age: 59                        of Community Hospital of Monterey Peninsula (since February 2002); Vice Chair of American Funds'
                               Emerging Markets Growth Fund, Inc. (mutual fund) (since October 1991); President of ARCO Investment
                               Management Company (February 1991-April 2000); Member of the investment committees of The
                               Rockefeller Foundation and The University of Michigan; Advisor at Credit Suisse First Boston's
                               Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual
                               Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund
                               (investment company) (April 1989-June 2004); Member of the investment committee of Hartford
                               Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000- 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,              Director of Jones International University (educational organization) (since August 2005); Chairman,
Trustee (since 2002)           Chief Executive Officer and Director of Steele Street State Bank (commercial banking) (since August
Age: 61                        2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher
                               Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado
                               (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director
                               of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge,
                               Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration)
                               (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company)
Trustee (since 2000)           (since 1996) and MML Series Investment Fund (investment company) (since 1996), Trustee and Chairman
Age: 63                        of the Investment Committee (since 1994) of the Worcester Polytech Institute (private university);
                               President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Member of the Investment Committee of the Community Foundation of Western Massachusetts (1998-2003); and
                               Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January
                               1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                    NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS
                               WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and Director (since June 2001) and President (since September 2000)
President and Trustee (since   of the Manager; President and Director or Trustee of other Oppenheimer funds; President and Director
2001) Age: 56                  of OAC and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
                               (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager)
                               (since November 2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder
                               Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the
                               Manager) (since July 2001); Director of the following investment advisory subsidiaries of the
                               Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity
                               Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                               HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                               President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset
                               Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's
                               parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company
                               Institute's Board of Governors (since October 3, 2003); Chief Operating Officer of the Manager
                               (September 2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                               Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life
                               Insurance Company (September 1999-August 2000); President, Chief Executive Officer and Director of
                               MML Bay State Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp
                               and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                               Oversees 87 portfolios in the OppenheimerFunds complex.


                 26 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

----------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF              THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. BAYLIN, WILBY AND ZACK,
THE FUND                       TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY
                               AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN
                               INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT DEATH OR REMOVAL.

MARC L. BAYLIN,                Vice President of the Manager and a member of the Growth Equity Investment Team. He was Managing
Vice President and Portfolio   Director and Lead Portfolio Manager at JP Morgan Fleming Investment Management from June 2002 to
Manager (since 2005)           August 2005 and was a Vice President of T. Rowe Price, where he was an analyst from June 1993 and
Age: 37                        a portfolio manager from March 1999 to June 2002. A portfolio manager of other Oppenheimer funds.

WILLIAM L. WILBY.              Senior Vice President of the Manager since July 1994 and Senior Investment Officer and Director of
Vice President and Portfolio   Equities of the Manager since July 2004. Mr. Wilby was Director of International Equities of the
Manager (since 2005)           Manager from May 2000 through July 2004 and Senior Vice President of HarbourView Asset Management
Age: 61                        Corporation from May 1999 through November 2001. Before joining OppenheimerFunds in 1991, Mr. Wilby was an International Strategist at Brown Brothers Harriman & Co., a Managing Director and Portfolio
                               Manager at AIG Global Investors, an International Pension Manager at Northern Trust Bank in Chicago
                               and an International Financial Economist at Northern Trust Bank and at the Federal Reserve Bank in
                               Chicago. A portfolio manager of other Oppenheimer funds.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice President
Vice President and Chief       of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer             Services, Inc. (since June 1983); Vice President and Director of Internal Audit of the Manager
(since 2004)                   (1997-February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.
Age: 55

BRIAN W. WIXTED,               Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal        HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services,
Financial and Accounting       Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
Officer (since 1999)           (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
Age: 46                        Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                               November 2000), and OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief
                               Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000);
                               Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                               Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                               Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                               1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager;
Vice President and             General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial
Secretary (since 2001)         Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of
Age: 57                        HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of
                               OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November
                               2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director
                               of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                               Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior
                               Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company
                               (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior
                               Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November
                               2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President
                               (May 1985-December 2003), Acting General Counsel (November 2001-February 2002) and Associate
                               General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the following:
                               Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                               1989-November 2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                               officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.

                 27 | OPPENHEIMER CAPITAL APPRECIATION FUND/ VA

OPPENHEIMER CORE BOND FUND/VA
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Core Bond Fund/VA delivered a favorable, competitive yield and total return for the 12-month period ended December 31, 2005, during which the Fund outpaced the median of its peer group of similarly managed funds while slightly outperforming its primary benchmark, the Citigroup Broad Investment Grade Bond Index. 2 We attribute the Fund's positive fiscal-year results primarily to active management of the portfolio's exposure to interest-rate risk, and secondarily, to sector decisions and individual security selection among corporate bonds and agency and mortgage-related securities.

      Throughout the period, we generally kept the portfolio's duration, or interest-rate sensitivity, significantly lower than that of our benchmark. Since the year was underscored by substantial generally rising rates, this decision proved to be the most prominent contributor to performance for the year. At the same time, while maintaining our less-than-market exposure to interest-rate risk, we made slight adjustments to our interest-rate positioning at various points throughout the year so as to capitalize on interest-rate shifts and movements in the yield curve as they occurred. As such, our flexible, active management of the portfolio's duration, while maintaining an overall short duration position, also substantially benefited returns.

      Although our overall exposure to the mortgage sector did not support performance as strongly as it did last year, successful security selection within the mortgage category added to returns this year. For example, our decision to invest in seasoned, older mortgage securities that were showing reasonably good levels of prepayment activity helped performance, as these mortgages managed to fare well amidst a generally struggling mortgage market.

      Within the portfolio's exposure to the credit (corporate bond) sector, our decision to underweight longer-term, BBB-rated credit securities added to performance, since this segment of the investment grade corporate bond market--generally considered to be among the riskiest types of credit securities in that market--underperformed the corporate sector as a whole. Our substantially underweighted exposure to these bonds supported the Fund's returns for the year, as did our decision to underweight industrial bonds, which also lagged. At the same time, the fact that we chose to overweight our exposure to the financials sector, particularly to brokerage companies, definitively added to returns, as this sector of the high-grade corporate market fared well amidst positive earnings results throughout 2005.

      Finally, our tactical allocation to high-yield bonds in general helped buoy performance this year. On the negative side, security selection within the high-yield, or "junk" allocation of the portfolio detracted from returns. Our decision to own a few, select high-yield bonds issued by companies in the auto, auto parts and homebuilding sectors cost us a few basis points of performance, as some of the bonds in these sectors struggled.

      Similarly, had we maintained the underweighted exposure to longer-maturity industrial bonds that we established early in the period, we might have preserved a few basis points of performance. Our decision to move to a neutral exposure to these bonds later in the year hurt us when these types of corporate bonds lagged the general market.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2005. In the case of non-service shares, performance is measured over a ten-year period. In the case of service shares, performance is measured from inception of the class on May 1, 2002. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      Beginning April 29, 2005, the Fund changed its primary index from the Lehman Brothers Credit Index to the Citigroup Broad Investment Grade Bond Index because the Fund believes that the Citigroup Broad Investment Grade Bond Index is a more appropriate benchmark reflecting the types of securities in which the Fund invests. The Citigroup Broad Investment Grade Bond Index consists of securities having a higher grade and a lower modified duration than the securities in the Lehman Brothers Credit Index. The Citigroup Broad Investment Grade Bond Index produced a total return of 2.57% for the 12 months ended December 31, 2005.

2. The Citigroup Broad Investment Grade Bond Index consists of securities having a higher grade and a lower modified duration than the securities in the Lehman Brothers Credit Index. The Citigroup Broad Investment Grade Bond Index produced a total return of 2.57% for the 12 months ended December 31, 2005.


                        5 | OPPENHEIMER CORE BOND FUND/VA

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      The Fund's performance is compared to the performance of its former primary benchmark, the Lehman Brothers Credit Index, a broad-based, unmanaged index of publicly-issued non-convertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market. Performance is also compared to its new primary benchmark, the Citigroup Broad Investment Grade Bond Index, a market-capitalization weighted index that includes fixed-rate Treasury, government-sponsored, corporate and mortgage securities. The Fund has also added a secondary benchmark, the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, to which performance is compared. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                        6 | OPPENHEIMER CORE BOND FUND/VA

NON-SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Core Bond Fund/VA (Non-Service)
     Lehman Brothers Credit Index
     Citigroup Broad Investment Grade Bond Index
     Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                 Citigroup
                     Oppenheimer                      Lehman       Broad
                      Core Bond                      Brothers    Investment
                      Fund/VA     Lehman Brothers   Aggregate      Grade
                   (Non-Service)   Credit Index**  Bond Index    Bond Index

12/31/1995             10,000          10,000         10,000       10,000
03/31/1996              9,871           9,742          9,823        9,825
06/30/1996              9,967           9,785          9,879        9,874
09/30/1996             10,169           9,981         10,061       10,058
12/31/1996             10,480          10,328         10,363       10,362
03/31/1997             10,434          10,225         10,305       10,308
06/30/1997             10,782          10,646         10,684       10,680
09/30/1997             11,128          11,063         11,039       11,035
12/31/1997             11,449          11,385         11,364       11,360
03/31/1998             11,613          11,559         11,540       11,543
06/30/1998             11,901          11,857         11,810       11,810
09/30/1998             12,238          12,287         12,309       12,300
12/31/1998             12,228          12,361         12,351       12,350
03/31/1999             12,189          12,274         12,289       12,293
06/30/1999             12,022          12,082         12,181       12,179
09/30/1999             11,990          12,116         12,264       12,267
12/31/1999             12,043          12,120         12,249       12,248
03/31/2000             12,163          12,293         12,519       12,516
06/30/2000             12,277          12,444         12,737       12,728
09/30/2000             12,504          12,826         13,121       13,116
12/31/2000             12,777          13,258         13,673       13,667
03/31/2001             13,292          13,824         14,088       14,089
06/30/2001             13,464          13,971         14,168       14,161
09/30/2001             13,993          14,507         14,821       14,829
12/31/2001             13,772          14,637         14,828       14,832
03/31/2002             13,727          14,598         14,842       14,842
06/30/2002             14,098          15,020         15,390       15,364
09/30/2002             14,656          15,694         16,095       16,071
12/31/2002             15,014          16,177         16,348       16,328
03/31/2003             15,316          16,565         16,576       16,557
06/30/2003             15,793          17,360         16,991       16,982
09/30/2003             15,892          17,335         16,966       16,953
12/31/2003             16,032          17,421         17,019       17,014
03/31/2004             16,501          17,992         17,472       17,471
06/30/2004             16,133          17,376         17,045       17,045
09/30/2004             16,677          18,105         17,590       17,601
12/31/2004             16,913          18,335         17,758       17,776
03/31/2005             16,870          18,141         17,673       17,686
06/30/2005             17,319          18,789         18,204       18,239
09/30/2005             17,257          18,601         18,082       18,116
12/31/2005             17,350          18,693         18,189       18,232

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/05
1-Year  2.59%   5-Year  6.31%   10-Year  5.66%

SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Core Bond Fund/VA (Service)
     Lehman Brothers Credit Index
     Citigroup Broad Investment Grade Bond Index
     Lehman Brothers Aggregate Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                 Citigroup
                     Oppenheimer                      Lehman       Broad
                      Core Bond                      Brothers    Investment
                      Fund/VA     Lehman Brothers   Aggregate      Grade
                     (Service)     Credit Index**  Bond Index    Bond Index

05/01/2002             10,000          10,000         10,000       10,000
06/30/2002             10,153          10,148         10,172       10,159
09/30/2002             10,554          10,604         10,638       10,627
12/31/2002             10,803          10,930         10,806       10,797
03/31/2003             11,017          11,192         10,956       10,948
06/30/2003             11,350          11,729         11,230       11,229
09/30/2003             11,411          11,712         11,214       11,210
12/31/2003             11,512          11,770         11,249       11,251
03/31/2004             11,839          12,156         11,548       11,553
06/30/2004             11,564          11,740         11,266       11,271
09/30/2004             11,955          12,232         11,626       11,638
12/31/2004             12,113          12,388         11,737       11,754
03/31/2005             12,074          12,257         11,681       11,695
06/30/2005             12,385          12,695         12,032       12,060
09/30/2005             12,341          12,567         11,951       11,979
12/31/2005             12,396          12,630         12,022       12,056

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/05
1-Year  2.33%   5-Year  N/A   Since Inception (5/1/02)  6.03%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                        7 | OPPENHEIMER CORE BOND FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                    BEGINNING    ENDING       EXPENSES
                                    ACCOUNT      ACCOUNT      PAID DURING
                                    VALUE        VALUE        6 MONTHS ENDED
                                    (7/1/05)     (12/31/05)   DECEMBER 31, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual           $1,000.00    $1,001.80    $3.79
--------------------------------------------------------------------------------
Non-Service shares Hypothetical      1,000.00     1,021.42     3.83
--------------------------------------------------------------------------------
Service shares Actual                1,000.00     1,000.90     5.26
--------------------------------------------------------------------------------
Service shares Hypothetical          1,000.00     1,019.96     5.31

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS                 EXPENSE RATIOS
------------------------------------
Non-Service shares        0.75%
------------------------------------
Service shares            1.04
-------------------------------------------------------------------------------

                        8 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2005
-------------------------------------------------------------------------------

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--11.5%
-------------------------------------------------------------------------------
Ace Securities Corp., Home Equity
Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 4.559%,
11/25/35 1                                      $     960,000    $     960,593
-------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile
Asset-Backed Certificates, Series
2005-1A, Cl. A2, 4.43%, 4/20/08 1                     640,000          640,457
-------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust, Automobile Mtg.-Backed
Nts., Series 2004-2, Cl. A3, 3.58%,
1/15/09                                             2,250,000        2,208,735
-------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home
Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                196,979          196,425
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                389,902          387,895
Series 2005-C, Cl. AF1, 4.196%,
6/25/35                                             1,177,416        1,171,206
Series 2005-D, Cl. AF1, 5.04%,
10/25/35                                            2,092,608        2,087,090
Series 2005-D, Cl. AV2, 4.649%,
10/25/35 1                                          1,920,000        1,921,186
-------------------------------------------------------------------------------
Chase Manhattan Auto Owner
Trust, Automobile Loan Pass-
Through Certificates, Series 2005-A,
Cl. A2, 3.72%, 12/15/07                             2,070,000        2,061,116
-------------------------------------------------------------------------------
CIT Equipment Collateral,
Equipment Receivable-Backed
Nts., Series 2004-DFS, Cl. A2,
2.66%, 11/20/06                                       905,022          902,437
-------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                          310,000          304,300
-------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc.,
CMO, Series 2005-WF2, Cl. AF2,
4.922%, 8/25/35 1                                   2,675,498        2,667,100
-------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates, Series
2002-B, Cl. FX, 10.421%, 3/22/07 2                  1,520,000        1,518,672
-------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 4.749%,
2/25/33 1                                              35,747           35,817
Series 2005-7, Cl. AF1B, 4.317%,
11/25/35 1                                          1,416,692        1,409,308
Series 2005-16, Cl. 2AF2, 5.382%,
5/25/36 1                                             670,000          670,000
Series 2005-17, Cl. 1AF1, 4.58%,
12/27/35 1                                          1,390,000        1,389,956
Series 2005-17, Cl. 1AF2, 5.363%,
12/27/35 1                                            440,000          440,108

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2004-B, Cl. A2, 2.48%, 2/8/07            $      16,377    $      16,379
Series 2004-C, Cl. A2, 2.62%, 6/8/07                1,118,755        1,115,993
-------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity
Asset-Backed Security, Series 2004-3,
Cl. AF2, 3.80%, 7/25/34 1                             410,000          408,373
-------------------------------------------------------------------------------
First Franklin Mortgage Loan
Asset-Backed Certificates, Home
Equity Receivables, Series 2005-FF10,
Cl. A3, 4.589%, 11/25/35 1                          2,840,000        2,841,754
-------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3, 3.48%,
11/17/08                                            1,630,000        1,610,414
Series 2005-B, Cl. A2, 3.78%, 9/15/07               1,398,528        1,395,617
-------------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations:
Series 2005-1, Cl. A2, 3.21%, 5/21/07                 661,288          659,480
Series 2005-3, Cl. A2, 3.73%,
10/18/07                                            1,930,000        1,920,780
-------------------------------------------------------------------------------
Household Home Equity Loan
Trust, Home Equity Loan Pass-
Through Certificates, Series 2005-3,
Cl. A1, 4.63%, 1/20/35 1                            1,408,058        1,409,063
-------------------------------------------------------------------------------
Lehman XS Trust, Home Equity
Mtg. Pass-Through Certificates:
Series 2005-4, Cl. 2A1B, 5.17%,
10/25/35                                            1,503,137        1,504,079
Series 2005-10, Cl. 2-A3B, 5.55%,
12/25/06                                            1,260,000        1,259,803
-------------------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 3            3,490,311        3,547,552
-------------------------------------------------------------------------------
NC Finance Trust, CMO, Series
1999-I, Cl. ECFD, 1.079%, 1/25/29 3                 3,370,016          775,104
-------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile
Lease Obligations, Series 2004-A,
Cl. A2, 2.55%, 1/15/07                                148,836          148,799
-------------------------------------------------------------------------------
Onyx Acceptance Owner Trust,
Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08               1,530,000        1,525,297


                        9 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%,
11/10/34 1                                      $     620,000    $     612,579
Series 2005-1, Cl. A F2, 3.914%,
5/25/35 1                                             450,000          443,802
Series 2005-2, Cl. A F2, 4.415%,
4/25/35 1                                             730,000          722,848
Series 2005-6, Cl. A3, 5.68%, 1/25/36 1               690,000          690,000
-------------------------------------------------------------------------------
Residential Asset Mortgage Products,
Inc., Home Equity Asset-Backed
Pass-Through Certificates, Series
2004-RS7, Cl. AI3, 4.45%, 7/25/28                   1,500,000        1,492,463
-------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Home Equity Obligations, Series
2003-25XS, Cl. A4, 4.51%, 8/25/33                     525,831          524,202
-------------------------------------------------------------------------------
Tobacco Settlement Authority,
Asset-Backed Securities, Series
2001-A, 6.79%, 6/1/10                               1,850,000        1,933,047
-------------------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                  55,329           55,311
Series 2004-3, Cl. A2, 2.79%, 6/15/07                 500,061          499,264
-------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities, Series 2004-A, Cl. A2,
2.47%, 1/22/07                                        529,394          528,519
-------------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                 259,729          259,367
-------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Home Equity Asset-Backed
Certificates, Series 2004-2, Cl. AI1B,
2.94%, 9/25/18 1                                    1,073,354        1,065,784
-------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile
Loan Receivable Certificates, Series
2004-1, Cl. A2A, 2.59%, 5/15/07                       796,141          793,206
                                                                 --------------
Total Asset- Backed Securities (Cost $53,331,919)                   50,731,280

-------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--77.2%
-------------------------------------------------------------------------------
GOVERNMENT AGENCY--62.7%
-------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--62.5%
Fannie Mae Whole Loan, CMO
Pass-Through Certificates, Trust
2004-W9, Cl.2A2, 7%, 2/25/44                          853,587          894,398
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                       9,598,286        9,355,646
5%, 1/1/36 4                                        7,318,000        7,084,739
6%, 7/1/17-10/1/34                                 19,338,376       19,623,228
6.50%, 4/1/18-4/1/34                                1,963,830        2,019,044
7%, 5/1/29-3/1/35                                  11,515,978       12,004,652
8%, 4/1/16                                          1,063,272        1,132,967
9%, 8/1/22-5/1/25                                     281,955          305,568

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates:
Series 2326, Cl. ZP, 6.50%, 6/15/31             $     690,083    $     711,000
Series 2456, Cl. BD, 6%, 3/15/30                      249,232          249,745
Series 2500, Cl. FD, 4.869%, 3/15/32 1                518,687          524,395
Series 2526, Cl. FE, 4.769%, 6/15/29 1                757,376          762,833
Series 2551, Cl. FD, 4.769%, 1/15/33 1                588,334          593,826
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%,
5/15/21                                                50,585           50,508
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates, Series 2195, Cl. LH,
6.50%, 10/15/29                                     1,936,267        1,968,182
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 13.547%, 6/1/26 5                 862,295          183,548
Series 183, Cl. IO, 11.169%, 4/1/27 5               1,306,024          271,694
Series 184, Cl. IO, 16.779%, 12/1/26 5              1,426,958          282,169
Series 192, Cl. IO, 15.506%, 2/1/28 5                 337,869           69,063
Series 200, Cl. IO, 14.082%, 1/1/29 5                 401,100           87,197
Series 206, Cl. IO, (8.658)%, 12/1/29 5               898,542          190,628
Series 2003-118, Cl. S, 20.029%,
12/25/33 5                                          4,452,581          486,405
Series 2130, Cl. SC, 7.80%, 3/15/29 5                 939,101           70,028
Series 2796, Cl. SD, 12.317%, 7/15/26 5             1,481,155          114,951
Series 2920, Cl. S, 14.307%, 1/15/35 5              5,657,021          273,464
Series 3000, Cl. SE, 20.785%, 7/15/25 5             5,984,358          218,706
-------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176,
Cl. PO, 4.467%, 6/1/26 6                              351,312          296,356
-------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 3/1/19                                         427,430          417,013
5%, 6/1/18-7/1/18                                   5,567,591        5,517,766
5%, 1/1/36 4                                       28,720,000       27,831,461
5.50%, 3/1/33-1/1/34                               17,241,161       17,120,113
5.50%, 1/1/21-1/1/36 4                             93,165,000       92,483,494
6%, 7/1/17-11/1/32                                 19,010,848       19,379,393
6.50%, 3/1/11-11/1/31                               3,498,859        3,606,370
6.50%, 1/1/36 4                                    20,425,000       20,954,784
7%, 11/1/17                                         2,325,321        2,417,771
7.50%, 1/1/08-1/1/26                                   49,399           51,519
8%, 5/1/17                                             12,783           13,636
8.50%, 7/1/32                                         119,264          129,141


                       10 | OPPENHEIMER CORE BOND FUND/VA

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19           $      96,174    $     105,637
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                1,933,860        1,995,888
Trust 1998-58, Cl. PC, 6.50%,
10/25/28                                            1,614,759        1,672,003
Trust 2001-70, Cl. LR, 6%, 9/25/30                    546,873          552,117
Trust 2001-72, Cl. NH, 6%, 4/25/30                    328,566          331,114
Trust 2001-74, Cl. PD, 6%, 5/25/30                    131,646          131,977
Trust 2002-77, Cl. WF, 4.77%,
12/18/32 1                                            914,234          921,223
Trust 2003-28, Cl. KG, 5.50%,
4/25/23                                             3,964,000        4,050,604
Trust 2004-101, Cl. BG, 5%,
1/25/20                                             1,908,000        1,882,994
Trust 2005-100, Cl. BQ, 5.50%,
11/25/25                                            1,120,000        1,104,646
-------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2002-47, Cl. NS, 9.594%,
4/25/32 5                                           1,763,065          142,167
Trust 2002-51, Cl. S, 9.762%,
8/25/32 5                                           1,618,499          131,099
-------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 222, Cl. 2, 13.902%, 6/1/23 5                 2,764,925          655,930
Trust 240, Cl. 2, 15.709%, 9/1/23 5                 3,274,430          681,880
Trust 252, Cl. 2, 7.505%, 11/1/23 5                 2,163,710          477,796
Trust 273, Cl. 2, 14.694%, 8/1/26 5                   645,636          133,261
Trust 303, Cl. IO, (5.151)%, 11/1/29 5                383,480           82,138
Trust 319, Cl. 2, 13.496%, 2/1/32 5                   594,953          134,894
Trust 321, Cl. 2, 8.412%, 3/1/32 5                  6,596,785        1,488,850
Trust 329, Cl. 2, 11.463%, 1/1/33 5                 2,763,846          612,532
Trust 331, Cl. 9, (13.225)%, 2/1/33 5               1,566,593          355,447
Trust 333, Cl. 2, 11.720%, 3/1/33 5                 6,731,416        1,508,393
Trust 334, Cl. 17, 2.277%, 2/1/33 5                 1,078,978          239,090
Trust 338, Cl. 2, 10.275%, 6/1/33 5                 5,492,556        1,227,440
Trust 346, Cl. 2, 10.433%, 12/1/33 5                5,543,938        1,229,327
Trust 350, Cl. 2, 12.244%, 2/1/34 5                 5,883,199        1,304,704
Trust 2001-65, Cl. S, 21.164%,
11/25/31 5                                          2,657,880          245,981
Trust 2001-81, Cl. S, 11.605%,
1/25/32 5                                             687,447           59,856
Trust 2002-52, Cl. SD, 6.454%,
9/25/32 5                                           1,975,347          162,581
Trust 2002-77, Cl. SH, 12.545%,
12/18/32 5                                            835,935           78,739
Trust 2002-84, Cl. SA, 21.481%,
12/25/32 5                                          2,289,778          219,522
Trust 2003-4, Cl. S, 20.563%,
2/25/33 5                                           1,540,618          163,556

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security: Continued
Trust 2004-54, Cl. DS, 6.243%,
11/25/30 5                                      $   1,394,541    $      80,287
Trust 2005-6, Cl. SE, 13.927%,
2/25/35 5                                           3,887,194          202,238
Trust 2005-19, Cl. SA, 12.727%,
3/25/35 5                                          14,558,438          810,512
Trust 2005-40, Cl. SA, 13.682%,
5/25/35 5                                           3,310,799          176,407
Trust 2005-71, Cl. SA, 19.968%,
8/25/25 5                                           3,832,805          229,041
-------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M,
5.765%, 9/25/23 6                                     752,088          631,308
                                                                 --------------
                                                                   275,960,580

-------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
7%, 1/15/09-5/15/09                                    31,363           32,329
8.50%, 8/15/17-12/15/17                               383,846          414,228
-------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, 3.873%,
1/16/27 5                                           1,477,254          101,722
Series 2002-15, Cl. SM, 0.947%,
2/16/32 5                                           1,775,879          123,487
Series 2004-11, Cl. SM, (0.493)%,
1/17/30 5                                           1,252,161           52,809
                                                                 --------------
                                                                       724,575

-------------------------------------------------------------------------------
NON-AGENCY--14.5%
-------------------------------------------------------------------------------
COMMERCIAL--12.2%
Asset Securitization Corp., Commercial
Mtg. Pass-Through Certificates, Series
1996-MD6, Cl. A3, 7.408%, 11/13/29 1                1,200,000        1,245,687
-------------------------------------------------------------------------------
Asset Securitization Corp., Interest-
Only Stripped Mtg.-Backed Security
Collateralized Mtg. Obligations,
Series 1997-D4, Cl. PS1, 4.501%,
4/14/29 5                                          40,459,738        1,158,666
-------------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%,
12/10/42                                            1,720,000        1,666,468
Series 2005-2, Cl. A4, 4.783%,
7/10/43 1                                           2,550,000        2,503,629
Series 2005-3, Cl. A2, 4.501%,
7/10/43                                             2,100,000        2,050,396


                       11 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL Continued
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%,
7/20/32                                         $   2,187,555    $   2,189,929
-------------------------------------------------------------------------------
Banc of America Mortgage Securities,
Inc., CMO Pass-Through Certificates:
Series 2004-8, Cl. 5A1, 6.50%,
5/25/32                                             1,643,675        1,669,358
Series 2004-E, Cl. 2A9, 3.712%,
6/25/34 1                                              45,685           45,670
Series 2005-E, Cl. 2A2, 4.983%,
6/25/35 1                                             458,430          456,349
-------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage
Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7,
Cl. A2, 4.945%, 2/11/41                               860,000          850,543
-------------------------------------------------------------------------------
Capital Lease Funding Securitization
LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series
1997-CTL1, 7.304%, 6/22/24 5                       20,351,718          791,232
-------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Commercial Mtg.
Obligations, Series 2005-CD1, Cl. A4,
5.225%, 7/15/44 7                                   2,260,000        2,284,968
-------------------------------------------------------------------------------
Countrywide Alternative Loan
Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.559%,
10/25/34 1                                            553,925          554,354
Series 2005-J3, Cl. 3A1, 6.50%,
9/25/34                                             3,316,795        3,358,718
-------------------------------------------------------------------------------
First Chicago/Lennar Trust 1,
Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1,
Cl. D, 7.674%, 4/29/39 1,2                          1,480,000        1,487,400
-------------------------------------------------------------------------------
First Union National Bank/Lehman
Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                            1,367,557        1,406,397
-------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2005-CA, Cl. A3, 4.578%,
6/10/48                                               730,000          710,551
Series 2005-C3, Cl. A2, 4.853%,
7/10/45                                             1,190,000        1,182,110
-------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%,
7/15/29                                               843,466          862,676
Series 2004-C3, Cl. A4, 4.547%,
12/10/41                                            1,110,000        1,075,143

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL Continued
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-G G3, Cl. A2, 4.305%,
8/10/42                                         $   1,460,000    $   1,422,596
Series 2005-G G5, Cl. A2, 5.117%,
4/10/37 7                                           1,290,000        1,293,938
-------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates, Series 2004-C1, Cl. A1,
3.659%, 10/10/28                                    1,257,259        1,218,442
-------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 2005-LDP2,
Cl. A2, 4.575%, 7/15/42                               510,000          499,909
-------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                     1,430,000        1,420,635
-------------------------------------------------------------------------------
Lehman Brothers Commercial
onduit Mortgage Trust, Interest-
Only Stripped Mtg.-Backed Security,
Series 1998-C1, Cl. IO, 5.665%,
2/18/30 5                                          16,854,496          435,867
-------------------------------------------------------------------------------
Lehman Structured Securities Corp.,
CMO, Series 2002-GE1, Cl. A,
2.514%, 7/26/24 3                                     339,520          274,427
-------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                2,443,554        2,456,958
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1             2,885,183        2,872,025
-------------------------------------------------------------------------------
Mastr Seasoned Securities Trust,
Mtg. Pass-Through Certificates,
Series 2004-2, Cl. A1, 6.50%, 8/25/32               3,678,870        3,714,509
-------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6,
Cl. A1B, 6.59%, 3/15/30 7                           1,680,000        1,737,372
-------------------------------------------------------------------------------
Residential Accredit Loans, Inc.,
Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1,
Cl. A2, 5.75%, 1/25/33                              1,309,331        1,311,856
-------------------------------------------------------------------------------
Salomon Brothers Mortgage
ecurities VII, Inc., Interest-Only
Commercial Mtg. Pass-Through
Certificates, Series 1999-C1,
Cl. X, (2.668)%, 5/18/32 5                        334,608,272          961,129
-------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust, Commercial
Mtg. Obligations:
Series 2005-C17, Cl. A2, 4.782%,
3/15/42                                             2,520,000        2,492,202
Series 2005-C20, Cl. A5, 5.087%,
7/15/42 1                                           1,440,000        1,430,556


                       12 | OPPENHEIMER CORE BOND FUND/VA

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL Continued
Washington Mutual Mortgage
Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1,
4.681%, 5/25/35 1                               $   1,967,219    $   1,965,806
-------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, CMO, Series
2004-DD, Cl. 2A1, 4.522%, 1/25/35 1                   962,332          959,389
                                                                 --------------
                                                                    54,017,860

-------------------------------------------------------------------------------
OTHER--0.9%
JPMorgan Chase Commercial
Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates, Series
2005-LDP4, Cl. A2, 4.79%, 10/15/42                  1,720,000        1,698,107
-------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI, Inc., Interest-Only
Stripped Mtg.-Backed Security,
Series 1987-3, Cl. B, 50.122%, 10/23/17 5              17,847            4,411
-------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VI, Inc., Principal-Only
Stripped Mtg.-Backed Security,
Series1987-3, Cl. A, 7.65%, 10/23/17 6                 26,413           23,567
-------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR8,
Cl. 2AB1, 4.629%, 7/25/45 1                         2,258,633        2,258,280
                                                                 --------------
                                                                     3,984,365

-------------------------------------------------------------------------------
RESIDENTIAL--1.4%
Countrywide Alternative Loan
Trust, CMO, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32 7                                    3,685,969        3,751,627
-------------------------------------------------------------------------------
Structured Asset Securities Corp.,
CMO Pass-Through Certificates,
Series 2002-AL1, Cl. B2, 3.45%,
2/25/32                                             2,747,746        2,401,856
                                                                 --------------
                                                                     6,153,483
                                                                 --------------
Total Mortgage-Backed Obligations
(Cost $343,148,390)                                                340,840,863

-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--7.2%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
4.125%, 7/12/10                                     9,283,000        9,061,554
6.625%, 9/15/09                                     4,775,000        5,077,320
-------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
6%, 5/15/11                                         1,815,000        1,921,811
6.625%, 9/15/09 8                                   2,260,000        2,405,121
7.25%, 5/15/30 7                                    1,665,000        2,210,675
-------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                      3,555,000        3,374,150
Series A, 6.79%, 5/23/12                            5,659,000        6,270,840

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
-------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%,
2/15/31 7                                       $     141,000    $     158,427
-------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.25%, 11/30/07                                       369,000          368,034
4.375%, 11/15/08-12/15/10                             906,000          906,660
                                                                 --------------
Total U.S. Government Obligations
(Cost $32,434,147)                                                  31,754,592

-------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.5%
-------------------------------------------------------------------------------
United Mexican States Nts., 7.50%,
1/14/12 (Cost $2,085,151)                           2,070,000        2,313,225

-------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--34.3%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.0%
-------------------------------------------------------------------------------
AUTO COMPONENTS--0.8%
Dana Corp., 6.50% Unsec. Nts.,
3/1/09 7                                            1,515,000        1,219,575
-------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts.,
Series B, 5/15/09                                   2,265,000        2,109,549
                                                                 --------------
                                                                     3,329,124

-------------------------------------------------------------------------------
AUTOMOBILES--2.2%
DaimlerChrysler NA Holdings
Corp., 8% Nts., 6/15/10                             1,940,000        2,123,654
-------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                      2,670,000        2,330,691
7.375% Nts., 10/28/09                                 485,000          430,483
-------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.15% Nts., 4/5/07                                  3,449,000        3,258,698
8% Bonds, 11/1/31 7                                 1,640,000        1,575,087
                                                                 --------------
                                                                     9,718,613

-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Harrah's Operating Co., Inc., 5.625%
Sr. Unsec. Bonds, 6/1/15                            1,180,000        1,161,347
-------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr.
Unsec. Nts., 2/15/11                                1,010,000        1,108,026
-------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc., 7.375% Nts., 5/1/07                1,580,000        1,619,500
-------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec.
Nts., 4/15/06 7                                     2,465,000        2,489,256
                                                                 --------------
                                                                     6,378,129

-------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.3%
Beazer Homes USA, Inc., 6.875% Sr.
Unsec. Nts., 7/15/15 7                              1,150,000        1,108,313
-------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts.,
1/15/14                                             1,035,000        1,036,847
-------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
6.50% Sr. Nts., 1/15/14                             1,155,000        1,110,332


                       13 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
KB Home, 5.75% Sr. Unsec. Unsub.
Nts., 2/1/14                                    $   1,445,000    $   1,369,672
-------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec.
Nts., 3/1/13 7                                      1,130,000        1,138,986
                                                                 --------------
                                                                     5,764,150

-------------------------------------------------------------------------------
MEDIA--2.8%
British Sky Broadcasting Group plc,
7.30% Unsec. Nts., 10/15/06                           404,000          410,614
-------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr.
Unsec. Nts., 11/1/08                                2,145,000        2,281,896
-------------------------------------------------------------------------------
Cox Communications, Inc., 4.625%
Unsec. Nts., 1/15/10 7                              2,375,000        2,301,204
-------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr.
Unsec. Nts., 5/15/13 7                              1,200,000        1,124,113
-------------------------------------------------------------------------------
TCI Communications, Inc., 9.80%
Sr. Unsec. Debs., 2/1/12                            2,210,000        2,669,282
-------------------------------------------------------------------------------
Time Warner Entertainment Co. LP:
8.375% Sr. Nts., 7/15/33                              535,000          633,850
10.15% Sr. Nts., 5/1/12                             1,073,000        1,307,986
-------------------------------------------------------------------------------
Univision Communications, Inc.,
3.50% Sr. Unsec. Nts., 10/15/07                     1,860,000        1,805,097
                                                                 --------------
                                                                    12,534,042

-------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
Federated Department Stores, Inc.,
6.625% Sr. Unsec. Nts., 9/1/08                      1,455,000        1,508,819
-------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.),
7.40% Nts., 4/1/37                                  2,060,000        2,311,761
-------------------------------------------------------------------------------
May Department Stores Co., 7.90%
Unsec. Debs., 10/15/07                                785,000          817,642
                                                                 --------------
                                                                     4,638,222

-------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Gap, Inc. (The):
6.90% Nts., 9/15/07                                 1,315,000        1,344,202
9.55% Unsub. Nts., 12/15/08 1                         466,000          518,199
                                                                 --------------
                                                                     1,862,401

-------------------------------------------------------------------------------
CONSUMER STAPLES--3.1%
-------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.7%
Albertson's, Inc., 8% Sr. Unsec. Debs.,
5/1/31 7                                            1,360,000        1,341,614
-------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                      1,500,000        1,770,927
-------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec.
Nts., 4/1/11                                        2,520,000        2,645,771
-------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts.,
9/15/09                                             1,555,000        1,662,189
                                                                 --------------
                                                                     7,420,501

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
FOOD PRODUCTS--1.4%
Archer Daniels Midland Co.,
5.375% Nts., 9/15/35                            $   1,175,000    $   1,131,104
-------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts.,
9/15/06 7                                           1,320,000        1,329,367
-------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts.,
11/30/07                                            1,715,000        1,682,151
-------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07               1,865,000        1,873,200
                                                                 --------------
                                                                     6,015,822

-------------------------------------------------------------------------------
ENERGY--1.8%
-------------------------------------------------------------------------------
OIL & GAS--1.8%
Kinder Morgan, Inc., 6.50% Sr.
Unsec. Nts., 9/1/12                                 1,265,000        1,341,932
-------------------------------------------------------------------------------
Pemex Project Funding Master
Trust, 5.75% Unsec. Unsub. Nts.,
Series 12, 12/15/15 2,7                             1,865,000        1,858,006
-------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman
SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 2             3,525,000        3,493,744
-------------------------------------------------------------------------------
PF Export Receivables Master
Trust, 3.748% Sr. Nts., Series B, 6/1/13 2          1,371,222        1,302,928
                                                                 --------------
                                                                     7,996,610

-------------------------------------------------------------------------------
FINANCIALS--9.6%
-------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
Credit Suisse First Boston, Inc.
(USA), 5.50% Nts., 8/15/13                          2,385,000        2,436,683
-------------------------------------------------------------------------------
JPMorgan Chase Sub. Capital XV,
5.875% Nts., Series O, 3/15/35 7                    1,695,000        1,691,069
                                                                 --------------
                                                                     4,127,752

-------------------------------------------------------------------------------
COMMERCIAL BANKS--1.5%
Barclays Bank plc, 6.278%
Perpetual Bonds 9                                   1,860,000        1,872,815
-------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr.
Unsec. Nts., 7/15/13                                2,335,000        2,259,551
-------------------------------------------------------------------------------
National City Bank, 6.20% Sub.
Nts., 12/15/11                                        178,000          188,577
-------------------------------------------------------------------------------
Popular North America, Inc.,
5.20% Nts., 12/12/07                                2,225,000        2,223,859
-------------------------------------------------------------------------------
Socgen Real Estate LLC, 7.64%
Bonds 1,2,9                                            90,000           93,678
                                                                 --------------
                                                                     6,638,480

-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.5%
CIT Group, Inc.:
4.75% Sr. Nts., 8/15/08                               310,000          309,007
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                  930,000        1,056,066
-------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub.
Nts., 6/15/32                                         890,000        1,009,018
-------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The),
5.70% Sr. Unsec. Nts., 9/1/12                       3,190,000        3,286,003


                       14 | OPPENHEIMER CORE BOND FUND/VA

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
MBNA Corp., 7.50% Sr. Nts., Series F,
3/15/12                                         $   1,745,000    $   1,967,915
-------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr.
Unsub. Nts., Series C, 2/3/14                       2,325,000        2,299,825
-------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                  1,130,000        1,216,159
                                                                 --------------
                                                                    11,143,993

-------------------------------------------------------------------------------
INSURANCE--2.4%
Allstate Financial Global Funding II,
4.25% Nts., 9/10/08 2                                 520,000          511,429
-------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.,
5.875% Sr. Unsec. Bonds, 8/1/33                     1,470,000        1,411,854
-------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts.,
6/15/35 7                                           1,170,000        1,178,520
-------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                    990,000        1,033,527
6.25% Sr. Unsec. Nts., 11/15/11                       105,000          110,649
-------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 2                         1,885,000        2,395,070
-------------------------------------------------------------------------------
Prudential Insurance Co. of
America, 8.30% Nts., 7/1/25                         1,885,000        2,446,378
-------------------------------------------------------------------------------
Travelers Property Casualty Corp.,
3.75% Sr. Unsec. Nts., 3/15/08                      1,700,000        1,658,891
                                                                 --------------
                                                                    10,746,318

-------------------------------------------------------------------------------
REAL ESTATE--1.9%
EOP Operating LP, 8.10% Unsec.
Nts., 8/1/10                                        1,700,000        1,879,421
-------------------------------------------------------------------------------
iStar Financial, Inc.:
5.125% Sr. Unsec. Nts., Series B, 4/1/11 7            725,000          707,232
5.15% Sr. Unsec. Nts., 3/1/12                         845,000          819,405
-------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr.
Nts., 8/15/14                                       1,185,000        1,202,160
-------------------------------------------------------------------------------
Simon Property Group LP, 5.375%
Nts., 6/1/11 2                                      1,680,000        1,685,892
-------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr.
Unsec. Unsub. Nts., 6/15/07                         2,225,000        2,241,334
                                                                 --------------
                                                                     8,535,444

-------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp., 4.50%
Nts., Series A, 6/15/10                             1,265,000        1,229,130
-------------------------------------------------------------------------------
HEALTH CARE--0.9%
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.9%
Aetna, Inc., 7.375% Sr. Unsec. Nts.,
3/1/06                                              2,730,000        2,740,925
-------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts.,
6/1/06                                              1,095,000        1,109,454
                                                                 --------------
                                                                     3,850,379

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
INDUSTRIALS--1.6%
-------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp., 2.65% Unsec. Nts.,
4/1/07                                          $   2,390,000    $   2,325,489
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc.,
8.875% Sr. Nts., Series B, 4/1/08 7                 1,070,000        1,134,200
-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Tyco International Group SA:
6.125% Unsec. Unsub. Nts., 11/1/08                  1,875,000        1,915,183
6.125% Unsec. Unsub. Nts., 1/15/09                    253,000          258,754
6.375% Sr. Unsec. Unsub. Nts.,
2/15/06                                             1,445,000        1,447,400
                                                                 --------------
                                                                     3,621,337

-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.5%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
British Telecommunications plc,
8.875% Bonds, 12/15/30                              1,015,000        1,362,026
-------------------------------------------------------------------------------
Deutsche Telekom International
Finance BV, 8% Unsub. Nts., 6/15/10 1               1,405,000        1,594,440
-------------------------------------------------------------------------------
France Telecom SA, 8.50% Sr. Unsec.
Nts., 3/1/31 1                                        350,000          468,411
-------------------------------------------------------------------------------
SBC Communications, Inc., 5.30%
Nts., 11/15/10                                      1,680,000        1,686,878
-------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts.,
3/15/32                                             1,455,000        1,936,749
-------------------------------------------------------------------------------
Verizon Global Funding Corp.:
5.85% Nts., 9/15/35                                 1,155,000        1,116,873
7.25% Sr. Unsec. Unsub. Nts., 12/1/10               1,010,000        1,097,116
                                                                 --------------
                                                                     9,262,493

-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
AT&T Wireless Services, Inc.,
8.125% Sr. Unsec. Nts., 5/1/12                      1,545,000        1,787,387
-------------------------------------------------------------------------------
UTILITIES--4.8%
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.2%
CenterPoint Energy, Inc., 7.25%
Sr. Nts., Series B, 9/1/10 7                        1,250,000        1,342,251
-------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125%
Sr. Unsub. Nts., 6/15/10                            1,650,000        1,835,663
-------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub.
Nts., 6/1/06                                          725,000          729,718
-------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A,
11/15/06                                              995,000          998,784
7.375% Sr. Unsub. Nts., Series C,
11/15/31                                            1,160,000        1,373,070
-------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375%
Sr. Sec. Nts., 11/14/08 1                           1,180,000        1,241,950
-------------------------------------------------------------------------------
MidAmerican Energy Holdings Co.,
5.875% Sr. Unsec. Nts., 10/1/12                     1,955,000        2,021,065


                       15 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
-------------------------------------------------------------------------------

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Portland General Electric Co.,
8.125% First Mortgage Nts., 2/1/10 2            $   1,040,000    $   1,148,887
-------------------------------------------------------------------------------
PSE&G Energy Holdings LLC,
7.75% Unsec. Nts., 4/16/07                          1,575,000        1,638,000
-------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec.
Nts., 4/15/06                                         355,000          356,863
-------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts.,
3/15/08                                             1,430,000        1,454,240
                                                                 --------------
                                                                    14,140,491

-------------------------------------------------------------------------------
ENERGY TRADERS--0.4%
Constellation Energy Group, Inc.,
7.60% Unsec. Nts., 4/1/32                           1,485,000        1,792,111
-------------------------------------------------------------------------------
GAS UTILITIES--0.8%
NiSource Finance Corp., 7.875%
Sr. Unsec. Nts., 11/15/10                           1,590,000        1,763,466
-------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec.
Unsub. Nts., 3/1/10                                 1,645,000        1,808,595
                                                                 --------------
                                                                     3,572,061

-------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
PSEG Funding Trust I, 5.381%
Nts., 11/16/07                                      1,835,000        1,838,608
                                                                 --------------
Total Corporate Bonds and Notes
(Cost $151,735,498)                                                151,403,287

                                                        UNITS
-------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 10 (Cost $14,872)                          5,408            1,514
-------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased
with Cash Collateral from Securities
Loaned) (Cost $582,749,977)                                        577,044,761

                                                    PRINCIPAL
                                                       AMOUNT
-------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--5.2%
-------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.5%
Trust Money Market Securities,
Series A-2, 4.44%, 1/17/06 11                   $   1,000,000        1,000,000
-------------------------------------------------------------------------------
Whitehawk CDO Funding Corp.,
4.56%, 3/15/06 11                                   1,500,000        1,500,000
                                                                 --------------
                                                                     2,500,000

-------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.1%
Undivided interest of 0.58% in joint repurchase agreement
(Principal Amount/Value $3,150,000,000, with a maturity
value of $3,151,501,500) with Nomura Securities, 4.29%,
dated 12/30/05, to be repurchased at $18,181,696 on
1/3/06, collateralized by U.S. Agency Mortgages,
3.34%--9.50%, 6/1/08--5/1/38, with
a value of $3,213,000,000 11                       18,173,034       18,173,034

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.6%
Bear Stearns, 4.37%, 1/3/06 11                  $   2,500,000    $   2,500,000
                                                                 --------------
Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $23,173,034)                                           23,173,034

-------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $605,923,011)                                     135.9%     600,217,795
-------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                         (35.9)    (158,465,926)
                                                -------------------------------
NET ASSETS                                              100.0%   $ 441,751,869
                                                ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,495,706 or 3.51% of the Fund's net assets as of December 31, 2005.

3. Illiquid security. The aggregate value of illiquid securities as of December 31, 2005 was $4,597,083, which represents 1.04% of the Fund's net assets. See
Note 7 of Notes to Financial Statements.

4. When-issued security or forward commitment to be delivered and settled after December 31, 2005. See Note 1 of Notes to Financial Statements.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $18,710,844 or 4.24% of the Fund's net assets as of December 31, 2005.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $951,231 or 0.22% of the Fund's net assets as of December 31, 2005.

7. Partial or fully-loaned security. See Note 8 of Notes to Financial
Statements.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $2,128,426. See Note 5 of Notes to Financial Statements.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

10. Non-income producing security.

11. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $25,149,060) (cost $605,923,011)
--see accompanying statement of investments                                                            $ 600,217,795
--------------------------------------------------------------------------------------------------------------------
Cash                                                                                                         722,988
--------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                                     25,959
---------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $14,452,259 sold on a when-issued basis or forward commitment)                16,007,959
Interest and principal paydowns                                                                            4,155,247
Shares of beneficial interest sold                                                                         1,282,173
Futures margins                                                                                               25,370
Other                                                                                                         14,005
                                                                                                       --------------
Total assets                                                                                             622,451,496

--------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                23,173,034
--------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $155,052,777 purchased on a when-issued basis or forward commitment)    157,117,831
Shares of beneficial interest redeemed                                                                       277,131
Shareholder communications                                                                                    51,132
Trustees' compensation                                                                                        17,194
Distribution and service plan fees                                                                             6,366
Transfer and shareholder servicing agent fees                                                                  1,791
Other                                                                                                         55,148
                                                                                                       --------------
Total liabilities                                                                                        180,699,627

---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                             $ 441,751,869
                                                                                                       ==============

---------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                             $      39,481
---------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               458,186,060
---------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                         22,323,507
---------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                           (33,516,342)
---------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                (5,280,837)
                                                                                                       --------------
NET ASSETS                                                                                             $ 441,751,869
                                                                                                       ==============

---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $430,642,290
and 38,484,529 shares of beneficial interest outstanding)                                              $       11.19
---------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $11,109,579
and 996,606 shares of beneficial interest outstanding)                                                 $       11.15

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       17 | OPPENHEIMER CORE BOND FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                               $  22,341,809
---------------------------------------------------------------------------------------------------------------------
Fee income                                                                                                 2,591,172
---------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                        68,983
                                                                                                       --------------
Total investment income                                                                                   25,001,964

---------------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------------
Management fees                                                                                            3,446,635
---------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                            17,979
---------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                            10,405
Service shares                                                                                                 1,793
---------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                            38,482
Service shares                                                                                                   602
---------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                   33,730
---------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                        14,012
---------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                    1,500
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                         44,448
                                                                                                       --------------
Total expenses                                                                                             3,609,586
Less reduction to custodian expenses                                                                         (10,329)
                                                                                                       --------------
Net expenses                                                                                               3,599,257

---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                     21,402,707

---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                               (4,340,405)
Closing and expiration of futures contracts                                                                4,102,914
Foreign currency transactions                                                                                   (996)
Swap contracts                                                                                              (242,059)
                                                                                                       --------------
Net realized loss                                                                                           (480,546)
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                               (8,719,957)
Futures contracts                                                                                           (315,772)
Swap contracts                                                                                                43,620
                                                                                                       --------------
Net change in unrealized depreciation                                                                     (8,992,109)

---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $  11,930,052
                                                                                                       ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       18 | OPPENHEIMER CORE BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDER DECEMBER 31,                                                                         2005            2004
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 $   21,402,707   $  21,186,973
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                    (480,546)     15,136,520
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appeciation (depreciation)                                       (8,992,109)     (7,471,728)
                                                                                      -------------------------------
Net increase in net assets resulting from operations                                      11,930,052      28,851,765

---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                       (24,996,468)    (27,226,980)
Service shares                                                                              (231,902)       (159,134)

---------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                       (60,382,816)   (115,482,453)
Service shares                                                                             7,684,268        (303,187)

---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Total decrease                                                                           (65,996,866)   (114,319,989)
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                      507,748,735     622,068,724
                                                                                      -------------------------------
End of period (including accumulated net investment income
of $22,323,507 and $24,100,215, respectively)                                         $  441,751,869   $ 507,748,735
                                                                                      ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       19 | OPPENHEIMER CORE BOND FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,               2005          2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   11.50     $   11.42     $   11.31     $   11.21     $   11.25
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .51 1         .43 1         .51           .65           .81
Net realized and unrealized gain (loss)                   (.23)          .18           .23           .27           .03
Payment from affiliate                                      --            --            --           .01            --
                                                     ---------------------------------------------------------------------
Total from investment operations                           .28           .61           .74           .93           .84
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.59)         (.53)         (.63)         (.83)         (.88)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   11.19     $   11.50     $   11.42     $   11.31     $   11.21
                                                     =====================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:
--------------------------------------------------------------------------------------------------------------------------
Total return at net asset value 2                         2.59%         5.49%         6.78%         9.02%         7.79%
Total return before payment from affiliate 3               N/A           N/A           N/A          8.93%          N/A

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $ 430,642     $ 504,244     $ 618,234     $ 724,787     $ 693,701
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 466,033     $ 552,293     $ 691,931     $ 686,932     $ 638,820
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income before payment from affiliate       4.56%         3.82%         4.03%         5.91% 3       7.93%
Net investment income after payment from affiliate         N/A           N/A           N/A          6.07%          N/A
Total expenses                                            0.76% 5       0.75% 5       0.73% 5       0.73% 5       0.77% 5
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    111% 6         95% 6        101%          157%          186%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. The Manager voluntarily reimbursed the Class $1,107,704 from an error in the calculation of the Fund's net asset value per share.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                                 PURCHASE TRANSACTIONS  SALE TRANSACTIONS
-----------------------------------------------------------------------------------------
Year Ended December 31, 2005                           $ 2,420,041,493    $ 2,423,498,913
Year Ended December 31, 2004                             2,841,348,053      2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       20 | OPPENHEIMER CORE BOND FUND/VA

SERVICE SHARES  YEAR ENDED DECEMBER 31,                    2005             2004             2003           2002 1
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    11.47       $    11.39       $    11.30       $    10.46
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                       .47 2            .40 2            .43              .11
Net realized and unrealized gain (loss)                    (.22)             .18              .28              .72
Payment from affiliate                                       --               --               --              .01
                                                     -------------------------------------------------------------------
Total from investment operations                            .25              .58              .71              .84
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.57)            (.50)            (.62)              --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $    11.15       $    11.47       $    11.39       $    11.30
                                                     ===================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN:
------------------------------------------------------------------------------------------------------------------------
Total return at net asset value 3                          2.33%            5.22%            6.56%            8.03%
Total return before payment from affiliate 4                N/A              N/A              N/A             7.94%

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)             $   11,110       $    3,505       $    3,835       $    2,435
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $    7,213       $    3,002       $    3,903       $      834
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income before payment from affiliate        4.29%            3.55%            3.73%            4.37% 4
Net investment income after payment from affiliate          N/A              N/A              N/A             5.04%
Total expenses                                             1.03% 6          0.99% 6          0.98% 6          0.98% 6,7
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     111% 8            95% 8           101%             157%

1. For the period from May 1, 2002 (inception of offering) to December 31, 2002.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. The Manager voluntarily reimbursed the Class $3,723 from an error in the calculation of the Fund's net asset value per share.

5. Annualized for periods of less than one full year.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

8. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                                 PURCHASE TRANSACTIONS  SALE TRANSACTIONS
-----------------------------------------------------------------------------------------
Year Ended December 31, 2005                           $ 2,420,041,493    $ 2,423,498,913
Year Ended December 31, 2004                             2,841,348,053      2,925,500,296

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       21 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Core Bond Fund/VA (the Fund), formerly Oppenheimer Bond Fund/VA, is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's main investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2005, the Fund had purchased


                       22 | OPPENHEIMER CORE BOND FUND/VA

$155,052,777 of securities issued on a when-issued basis or forward commitment and sold $14,452,259 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                      NET UNREALIZED
                                                                        DEPRECIATION
                                                                    BASED ON COST OF
                                                                      SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED                ACCUMULATED     OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM                       LOSS    FOR FEDERAL INCOME
     INCOME                    GAIN   CARRYFORWARD 1,2,3,4,5,6          TAX PURPOSES
     -------------------------------------------------------------------------------
     $22,361,485                $--                $33,004,426            $5,816,915

1. As of December 31, 2005, the Fund had $29,942,849 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforwards were as follows:


                       23 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                         EXPIRING
                         -------------------------
                         2010          $29,885,554
                         2013               57,295
                                       -----------
                         Total         $29,942,849
                                       ===========

2. As of December 31, 2005, the Fund had $3,056,554 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

3. The Fund had $996 of post-October foreign currency losses which were deferred.

4. The Fund had $4,027 of straddle losses which were deferred.

5. During the fiscal year ended December 31, 2005, the Fund did not utilize any capital loss carryforward.

6. During the fiscal year ended December 31, 2004, the Fund utilized $9,566,561 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                       INCREASE TO
      INCREASE TO                  ACCUMULATED NET
      ACCUMULATED NET                REALIZED LOSS
      INVESTMENT INCOME           ON INVESTMENTS
      --------------------------------------------
      $2,048,955                        $2,048,955

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                           YEAR ENDED            YEAR ENDED
                                    DECEMBER 31, 2005     DECEMBER 31, 2004
      ---------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                    $ 25,228,370         $  27,386,114

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities           $  605,993,704
      Federal tax cost of other investments      (139,714,992)
                                               ---------------
      Total federal tax cost                   $  466,278,712
                                               ===============
      Gross unrealized appreciation            $    4,688,316
      Gross unrealized depreciation               (10,505,231)
                                               ---------------
      Net unrealized depreciation              $   (5,816,915)
                                               ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets


                       24 | OPPENHEIMER CORE BOND FUND/VA
and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               YEAR ENDED DECEMBER 31, 2005        YEAR ENDED DECEMBER 31, 2004
                                                  SHARES             AMOUNT            SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                           1,220,400    $    13,663,072         1,867,203    $   21,055,436
Dividends and/or distributions reinvested      2,291,152         24,996,468         2,424,486        27,226,980
Redeemed                                      (8,857,827)       (99,042,356)      (14,578,269)     (163,764,869)
                                              ------------------------------------------------------------------
Net decrease                                  (5,346,275)   $   (60,382,816)      (10,286,580)   $ (115,482,453)
                                              ==================================================================

----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                             767,551    $     8,537,370           132,217    $    1,497,198
Dividends and/or distributions reinvested         21,295            231,902            14,183           159,134
Redeemed                                         (97,717)        (1,085,004)         (177,573)       (1,959,519)
                                              ------------------------------------------------------------------
Net increase (decrease)                          691,129    $     7,684,268           (31,173)   $     (303,187)
                                              ==================================================================


                       25 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                                          PURCHASES              SALES
--------------------------------------------------------------------------------------
Investment securities                               $   419,346,642    $   401,609,165
U.S. government and government agency obligations        74,497,382         88,193,769
To Be Announced (TBA) mortgage-related securities     2,420,041,493      2,423,498,913

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2005, the Fund paid $11,280 to OFS for services to the Fund.

--------------------------------------------------------------------------------
Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.


                       26 | OPPENHEIMER CORE BOND FUND/VA

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                 UNREALIZED
                               EXPIRATION   NUMBER OF     VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                DATES   CONTRACTS   DECEMBER 31, 2005     (DEPRECIATION)
--------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                   3/22/06         372        $ 42,477,750     $     735,655
U.S. Treasury Nts., 5 yr.         3/22/06         135          14,356,406            33,949
                                                                              --------------
                                                                                    769,604
                                                                              --------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.     3/8/06           39           5,625,582           (42,124)
U.S. Treasury Nts., 2 yr.         3/31/06         701         143,836,438            (8,594)
U.S. Treasury Nts., 10 yr.        3/22/06         431          47,154,094          (319,787)
                                                                              --------------
                                                                                   (370,505)
                                                                              --------------
                                                                              $     399,099
                                                                              ==============

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability) on the Statement of Assets and Liabilities. The Fund also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain (loss) on the Statement of Operations. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of December 31, 2005, the Fund had entered into the following total return swap agreements:

SWAP                                                                               NOTIONAL   TERMINATION     UNREALIZED
COUNTERPARTY          SWAP DESCRIPTION                                               AMOUNT          DATE   APPRECIATION
------------------------------------------------------------------------------------------------------------------------
                      Received or paid monthly. If the sum of the Lehman
                      Brothers CMBS Index Payer Payment Amount and the
                      Floating Rate Payer Payment Amount is positive, the
                      Counterparty will pay such amount to the Fund. If the
                      sums are negative, then
Goldman Sachs         the Fund shall pay the absolute value of such amount to
Group, Inc. (The)     the Counterparty.                                          $9,190,000        6/1/06        $25,959

Abbreviations are as follows:
CMBS    Commercial Mortgage Backed Securities


                       27 | OPPENHEIMER CORE BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2005, the Fund had on loan securities valued at $25,149,060. Collateral of $25,551,864 was received for the loans, of which $23,173,034 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                       28 | OPPENHEIMER CORE BOND FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CORE BOND FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Core Bond Fund/VA, formerly Oppenheimer Bond Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Core Bond Fund/VA as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP


Denver, Colorado
February 13, 2006


                       29 | OPPENHEIMER CORE BOND FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                       30 | OPPENHEIMER CORE BOND FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       31 | OPPENHEIMER CORE BOND FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of the Fund's portfolio managers and the Manager's fixed-income investment team and analysts. The Fund has been managed by a portfolio management team comprised of Angelo Manioudakis, Benjamin Gord, Charles Moon, Geoffrey Caan and Antulio N. Bomfim. Messrs. Manioudakis, Gord and Moon have been portfolio managers of the Fund since April 2002 and Messrs Caan and Bomfim have been portfolio managers of the Fund since 2003. Messrs. Manioudakis, Gord, Caan, Moon and Bomfim have each had between 11 and 15 years of experience managing fixed-income investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds


                       32 | OPPENHEIMER CORE BOND FUND/VA
advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other A-rated corporate debt funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other A-rated corporate debt and BBB-rated corporate debt funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are higher than its peer group average and median and that its total expenses are equal to its peer group median but higher than its peer group average. The Board concluded that, given the Fund's strong performance, the management fee was reasonable.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                       33 | OPPENHEIMER CORE BOND FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUNDS, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUNDS COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman of the Board              Company (since 1991), Centennial State Mortgage Company (since 1994), and The El Paso
of Trustees (since 2003);          Mortgage Company (since 1993); Chairman of the following private companies:
Trustee (since 1999)               Ambassador Media Corporation (since 1984) and Broadway Ventures (since 1984);
Age: 68                            Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since 1991) and The Lynde and
                                   Harry Bradley Foundation, Inc. (non-profit organization) (since 2002); former
                                   Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency)
                                   (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage)
                                   (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology
                                   Corporation (computer equipment company) (1991-2003) and International Family
                                   Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January
                                   1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)               equity funds) (until February 2001); Chairman, President and Chief Executive Officer
Age: 74                            of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons,
                                   Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March
                                   1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of
                                   A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of Centennial Asset Management Corporation (December
Trustee (since 1999)               1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation
Age: 69                            (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services,
                                   Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999).
                                   Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Trustee (since 1999)               June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 67                            Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                                   Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group
                                   (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)               Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 64                            Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                   Mountain Elk Foundation (non-profit organization) (February 1998-February 2003);
                                   Chairman and Director (until October 1996) and President and Chief Executive Officer
                                   (until October 1995) of the Manager; President, Chief Executive Officer and Director
                                   of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc.
                                   (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 1996)               Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 65                            companies of the Manager (until October 1994). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)               (since February 2000); Director of The California Endowment (philanthropic
Age: 59                            organization) (since April 2002); Director of Community Hospital of Monterey
                                   Peninsula (since February 2002); Vice Chair of American Funds' Emerging Markets
                                   Growth Fund, Inc. (mutual fund) (since October 1991); President of ARCO Investment
                                   Management Company (February 1991-April 2000); Member of the investment committees of
                                   The Rockefeller Foundation and The University of Michigan; Advisor at Credit Suisse
                                   First Boston's Sprout venture capital unit (venture capital fund) (1994-January
                                   2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June
                                   2004);


                       34 | OPPENHEIMER CORE BOND FUND/VA

BEVERLY L. HAMILTON,               Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004);
Continued                          Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to
                                   Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

ROBERT J. MALONE,                  Director of Jones International University (educational organization) (since August
Trustee (since 2002)               2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 61                            (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S.
                                   Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of
                                   Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of
                                   Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil
                                   and gas exploration) (1997-February 2004). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)               (investment company) (since 1996) and MML Series Investment Fund (investment company)
Age: 63                            (since 1996), Trustee and Chairman of the Investment Committee (since 1994) of the
                                   Worcester Polytech Institute (private university); President and Treasurer of the SIS
                                   Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank,
                                   F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Member of the
                                   Investment Committee of the Community Foundation of Western Massachusetts
                                   (1998-2003); and Executive Vice President of Peoples Heritage Financial Group, Inc.
                                   (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the
                                   OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                   OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                   REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President (since
President and Trustee              September 2000) of the Manager; President and Director or Trustee of other
(since 2001)                       Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
Age: 56                            Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
                                   Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                                   November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                   (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                   Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                   Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                   HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                   July 2001); President (since November 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                   Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                   LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                   Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
                                   2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                                   Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company (September
                                   1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                   (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 87
                                   portfolios in the OppenheimerFunds complex.


                       35 | OPPENHEIMER CORE BOND FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                     THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS
OF THE FUND                        MANIOUDAKIS AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW
                                   YORK 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL,
                                   COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT DEATH OR REMOVAL.

ANGELO MANIOUDAKIS,                Senior Vice President of the Manager (since April 2002), of HarbourView Asset
Vice President and                 Management Corporation (since April, 2002 and of OFI Institutional Asset Management,
Portfolio Manager                  Inc. (since June 2002); Executive Director and portfolio manager for Miller, Anderson
(since 2002)                       & Sherrerd, a division of Morgan Stanley Investment Management (August 1993-April
Age: 39                            2002). An officer of 14 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and                 Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Chief Compliance Officer           Corporation and Shareholder Services, Inc. (since June 1983); Vice President and
(since 2004)                       Director of Internal Audit of the Manager (1997-February 2004). An officer of 87
Age: 55                            portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and                      the following: HarbourView Asset Management Corporation, Shareholder Financial
Principal Financial                Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
and Accounting Officer             Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
(since 1999)                       Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
Age: 46                            OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                                   (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                   Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                   March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                   Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March
                                   1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and Secretary       of the Manager; General Counsel and Director of the Distributor (since December
(since 2001)                       2001); General Counsel of Centennial Asset Management Corporation (since December
Age: 57                            2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                   Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                   November 2001); Assistant Secretary (since September 1997) and Director (since
                                   November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                   2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                   Senior Vice President, General Counsel and Director of Shareholder Financial
                                   Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                   President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                   Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                   Program (since June 2003); Senior Vice President and General Counsel of OFI
                                   Institutional Asset Management, Inc. (since November 2001); Director of
                                   OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                   1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                   of the following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                   Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                   International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the
                                   OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                       36 | OPPENHEIMER CORE BOND FUND/VA

OPPENHEIMER GLOBAL SECURITIES FUND/VA
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased with the Fund's performance during the reporting period and attribute our higher return than the MSCI World Index to the success of our individual stock selection strategy.

      It is important to bear in mind that a discussion of the stocks that added to or detracted from performance is merely meant to illustrate our investment approach rather than suggest any attempt to make a country, sector or thematic bet. With that logic in mind, the Fund actually benefited from quite a few of its holdings, mostly for company-specific reasons. Hyundai Heavy Industries, the world's largest shipbuilder, was one of the Fund's best performing stocks. A long-term holding for us, we bought the stock on the belief that the average tanker age was high and the move toward double-hulled tankers would create a demand for new ship construction. The stock was very reasonably priced due to some concerns over the company's ownership of non-core businesses, among other things. Those issues have now been resolved and the stock more than doubled during the reporting period.

      Another winner for the Fund was Advanced Micro Devices (AMD), whose new dual core processor chip achieved significant traction in the server market ahead of Intel's competitive offering. The market's skepticism of AMD's competitive position turned to acceptance over the period helping the stock's rise.

      Otherwise, two of the Fund's energy stocks--Husky Energy, Inc. and Transocean, Inc.--an oil reserves company and driller, respectively, helped fuel performance due to the rising price of oil and natural gas.

      On balance, a few of the Fund's stocks hindered returns during the reporting period, including JDS Uniphase Corp., an optical components company. We had bought this stock in previous years believing that there was a significant opportunity for a turnaround and that the risk was reflected in its stock price. However, the turnaround never really materialized and we have since sold the stock. Another negative contributor was Vodafone. As one of our largest holdings, Vodafone has yet to deliver performance in line with our expectations. A slow market in Europe coupled with greater than expected expenditure in Japan and a realized tax charge all contributed to lower-than-expected results. A lengthening of the sales cycle in video conferencing technology led to earnings disappointments at Tandberg, one of our poorest performers. We continue to believe the technology has merit, which will allow for adoption in the coming year. Our holdings in International Game Technology, the world's largest manufacturer of casino gaming machines, also disappointed. The company's earnings growth did not meet investors' expectations and consequently, its stock price fell. However, we believe the long-term prospects remain strong, the company is a leader in its industry and its stock is reasonably priced. Therefore, we added modestly to the stock position.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2005. In the case of non-service shares, performance is measured over a ten-year period. In the case of service shares, performance is measured from inception of the class on July 13, 2000. In the case of Class 3 shares, performance is measured from inception of the class on May 1, 2003. In the case of Class 4 shares, performance is measured from inception of the class on May 3, 2004. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International World Index, an unmanaged index of equity securities listed on stock exchanges of 20 foreign countries and the U.S. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs show the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                    5 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

NON-SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Securities Fund/VA (Non-Service)

      Morgan Stanley Capital International World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                   Oppenheimer Global        Morgan Stanley
                                   Securities Fund/VA    Capital International
                                      (Non-Service)            World Index

      12/31/1995                         10,000                  10,000
      03/31/1996                         10,380                  10,419
      06/30/1996                         10,827                  10,733
      09/30/1996                         11,173                  10,889
      12/31/1996                         11,780                  11,400
      03/31/1997                         12,377                  11,445
      06/30/1997                         13,679                  13,181
      09/30/1997                         14,772                  13,570
      12/31/1997                         14,422                  13,249
      03/31/1998                         15,874                  15,161
      06/30/1998                         16,180                  15,483
      09/30/1998                         13,652                  13,640
      12/31/1998                         16,456                  16,535
      03/31/1999                         17,032                  17,139
      06/30/1999                         18,726                  17,972
      09/30/1999                         19,046                  17,720
      12/31/1999                         26,079                  20,725
      03/31/2000                         29,846                  20,952
      06/30/2000                         28,870                  20,224
      09/30/2000                         28,400                  19,222
      12/31/2000                         27,406                  18,047
      03/31/2001                         23,305                  15,742
      06/30/2001                         25,110                  16,178
      09/30/2001                         20,624                  13,865
      12/31/2001                         24,108                  15,066
      03/31/2002                         24,573                  15,159
      06/30/2002                         22,377                  13,770
      09/30/2002                         18,273                  11,250
      12/31/2002                         18,772                  12,122
      03/31/2003                         17,352                  11,522
      06/30/2003                         20,970                  13,510
      09/30/2003                         22,972                  14,177
      12/31/2003                         26,847                  16,214
      03/31/2004                         28,024                  16,655
      06/30/2004                         27,742                  16,829
      09/30/2004                         27,514                  16,677
      12/31/2004                         31,992                  18,686
      03/31/2005                         30,938                  18,499
      06/30/2005                         31,891                  18,611
      09/30/2005                         34,947                  19,929
      12/31/2005                         36,569                  20,559

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/05

1-Year  14.31%   5-Year  5.94%   10-Year  13.84%

SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Securities Fund/VA (Service)

      Morgan Stanley Capital International World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                   Oppenheimer Global        Morgan Stanley
                                   Securities Fund/VA    Capital International
                                       (Service)              World Index

      07/13/2000                         10,000                  10,000
      09/30/2000                          9,620                   9,505
      12/31/2000                          9,280                   8,924
      03/31/2001                          7,889                   7,784
      06/30/2001                          8,498                   8,000
      09/30/2001                          6,977                   6,855
      12/31/2001                          8,151                   7,449
      03/31/2002                          8,308                   7,496
      06/30/2002                          7,560                   6,808
      09/30/2002                          6,166                   5,563
      12/31/2002                          6,328                   5,994
      03/31/2003                          5,842                   5,697
      06/30/2003                          7,062                   6,680
      09/30/2003                          7,736                   7,010
      12/31/2003                          9,040                   8,017
      03/31/2004                          9,431                   8,235
      06/30/2004                          9,332                   8,321
      09/30/2004                          9,248                   8,246
      12/31/2004                         10,746                   9,239
      03/31/2005                         10,387                   9,147
      06/30/2005                         10,701                   9,202
      09/30/2005                         11,721                   9,854
      12/31/2005                         12,257                  10,166

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/05

1-Year  14.06%   5-Year  5.72%   Since Inception (7/13/00)  3.79%


                    6 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

CLASS 3 SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Securities Fund/VA (Class 3)

      Morgan Stanley Capital International World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                   Oppenheimer Global        Morgan Stanley
                                   Securities Fund/VA    Capital International
                                       (Class 3)              World Index

       05/01/2003                        10,000                  10,000
       06/30/2003                        11,225                  10,763
       09/30/2003                        12,291                  11,295
       12/31/2003                        14,353                  12,918
       03/31/2004                        14,979                  13,269
       06/30/2004                        14,835                  13,408
       09/30/2004                        14,714                  13,287
       12/31/2004                        17,108                  14,888
       03/31/2005                        16,547                  14,739
       06/30/2005                        17,054                  14,828
       09/30/2005                        18,693                  15,878
       12/31/2005                        19,561                  16,380

AVERAGE ANNUAL TOTAL RETURNS OF CLASS 3 SHARES OF THE FUND AT 12/31/05

1-Year  14.34%   5-Year  N/A     Since Inception (5/1/03)   28.61%

CLASS 4 SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Global Securities Fund/VA (Class 4)

      Morgan Stanley Capital International World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                   Oppenheimer Global        Morgan Stanley
                                   Securities Fund/VA    Capital International
                                       (Class 4)              World Index

      05/03/2004                         10,000                  10,000
      06/30/2004                         10,115                  10,310
      09/30/2004                         10,024                  10,216
      12/31/2004                         11,647                  11,448
      03/31/2005                         11,259                  11,333
      06/30/2005                         11,596                  11,402
      09/30/2005                         12,702                  12,209
      12/31/2005                         13,278                  12,595

AVERAGE ANNUAL TOTAL RETURNS OF CLASS 4 SHARES OF THE FUND AT 12/31/05

1-Year  14.05%   5-Year  N/A     Since Inception (5/3/04)   18.61%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                    7 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                    BEGINNING     ENDING       EXPENSES
                                    ACCOUNT       ACCOUNT      PAID DURING
                                    VALUE         VALUE        6 MONTHS ENDED
                                    (7/1/05)      (12/31/05)   DECEMBER 31, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual           $1,000.00     $1,146.70    $3.58
--------------------------------------------------------------------------------
Non-Service shares Hypothetical      1,000.00      1,021.88     3.37
--------------------------------------------------------------------------------
Service shares Actual                1,000.00      1,145.40     4.93
--------------------------------------------------------------------------------
Service shares Hypothetical          1,000.00      1,020.62     4.65
--------------------------------------------------------------------------------
Class 3 shares Actual                1,000.00      1,147.00     3.63
--------------------------------------------------------------------------------
Class 3 shares Hypothetical          1,000.00      1,021.83     3.42
--------------------------------------------------------------------------------
Class 4 shares Actual                1,000.00      1,145.50     5.04
--------------------------------------------------------------------------------
Class 4 shares Hypothetical          1,000.00      1,020.52     4.75

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS                     EXPENSE RATIOS
----------------------------------------
Non-Service shares            0.66%
----------------------------------------
Service shares                0.91
----------------------------------------
Class 3 shares                0.67
----------------------------------------
Class 4 shares                0.93

--------------------------------------------------------------------------------


                    8 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.9%
--------------------------------------------------------------------------------
AUTOMOBILES--1.9%
Bayerische Motoren Werke AG                           407,295     $   17,841,187
--------------------------------------------------------------------------------
Porsche AG, Preference                                 18,742         13,444,041
--------------------------------------------------------------------------------
Toyota Motor Corp.                                    548,000         28,670,517
                                                                  --------------
                                                                      59,955,745

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
Carnival Corp.                                        520,300         27,820,441
--------------------------------------------------------------------------------
International Game Technology                         622,600         19,163,628
--------------------------------------------------------------------------------
Starbucks Corp. 1                                     490,600         14,722,906
                                                                  --------------
                                                                      61,706,975

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.5%
Koninklijke (Royal) Philips
Electronics NV                                      1,232,900         38,315,111
--------------------------------------------------------------------------------
Sony Corp.                                            950,300         38,838,733
                                                                  --------------
                                                                      77,153,844

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--2.0%
Amazon.com, Inc. 1                                    231,500         10,915,225
--------------------------------------------------------------------------------
eBay, Inc. 1                                          938,300         40,581,475
--------------------------------------------------------------------------------
GUS plc                                               575,348         10,215,562
                                                                  --------------
                                                                      61,712,262

--------------------------------------------------------------------------------
MEDIA--4.9%
Grupo Televisa SA, Sponsored
GDR                                                   354,499         28,537,170
--------------------------------------------------------------------------------
JC Decaux SA 1                                        408,864          9,535,820
--------------------------------------------------------------------------------
Pearson plc                                         1,410,238         16,680,808
--------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                       4,779,840         12,361,779
--------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1,2                    3,978,082         26,653,149
--------------------------------------------------------------------------------
Television Broadcasts Ltd.                          2,489,832         13,230,037
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                 750,000         17,977,500
--------------------------------------------------------------------------------
WPP Group plc                                         886,660          9,595,326
--------------------------------------------------------------------------------
Zee Telefilms Ltd.                                  4,932,200         17,198,848
                                                                  --------------
                                                                     151,770,437

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.7%
Gap, Inc. (The)                                       429,100          7,569,324
--------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                       1,430,200         48,606,457
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                         648,800         21,161,448
--------------------------------------------------------------------------------
Tiffany & Co.                                         200,100          7,661,829
                                                                  --------------
                                                                      84,999,058

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.9%
Burberry Group plc 1                                1,299,628          9,609,193
--------------------------------------------------------------------------------
Coach, Inc. 1                                         484,100         16,139,894

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
LVMH Moet Hennessey Louis Vuitton                     398,690     $   35,424,112
                                                                  --------------
                                                                      61,173,199

--------------------------------------------------------------------------------
CONSUMER STAPLES--7.2%
--------------------------------------------------------------------------------
BEVERAGES--1.5%
Companhia de Bebidas das Americas,
ADR, Preference                                       463,515         17,636,746
--------------------------------------------------------------------------------
Diageo plc                                            104,630          1,516,625
--------------------------------------------------------------------------------
Fomento Economico Mexicano
SA de CV, UBD                                       2,353,700         17,045,370
--------------------------------------------------------------------------------
Grupo Modelo SA de CV,
Series C                                            3,279,000         11,873,172
                                                                  --------------
                                                                      48,071,913

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
Tesco plc                                           1,693,350          9,657,890
--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                               3,387,574         32,026,425
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.3%
Hindustan Lever Ltd.                                5,321,600         23,328,939
--------------------------------------------------------------------------------
Kao Corp.                                             433,000         11,601,984
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                            216,152         12,510,878
--------------------------------------------------------------------------------
Reckitt Benckiser plc                               1,661,338         54,879,634
                                                                  --------------
                                                                     102,321,435

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Avon Products, Inc.                                   277,200          7,914,060
--------------------------------------------------------------------------------
Shiseido Co. Ltd.                                     825,000         15,341,694
                                                                  --------------
                                                                      23,255,754

--------------------------------------------------------------------------------
TOBACCO--0.3%
Altria Group, Inc.                                    110,400          8,249,088
--------------------------------------------------------------------------------
ENERGY--7.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.5%
GlobalSantaFe Corp.                                   624,400         30,064,860
--------------------------------------------------------------------------------
Technip SA                                            574,600         34,854,690
--------------------------------------------------------------------------------
Transocean, Inc. 1                                    620,700         43,256,583
                                                                  --------------
                                                                     108,176,133

--------------------------------------------------------------------------------
OIL & GAS--4.3%
BP plc, ADR                                           425,969         27,355,729
--------------------------------------------------------------------------------
Burlington Resources, Inc.                            363,100         31,299,220
--------------------------------------------------------------------------------
Chevron Corp.                                         345,444         19,610,856
--------------------------------------------------------------------------------
Husky Energy, Inc.                                    778,415         39,508,353
--------------------------------------------------------------------------------
Neste Oil Oyj 1                                       105,900          2,993,941
--------------------------------------------------------------------------------
Total SA, B Shares                                     55,560         13,957,915
                                                                  --------------
                                                                     134,726,014


                    9 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--15.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.4%
3i Group plc                                          916,975     $   13,370,547
--------------------------------------------------------------------------------
Credit Suisse Group                                   663,473         33,828,767
--------------------------------------------------------------------------------
Northern Trust Corp.                                  568,300         29,449,306
                                                                  --------------
                                                                      76,648,620

--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.0%
Anglo Irish Bank Corp.                                861,454         13,074,740
--------------------------------------------------------------------------------
Australia & New Zealand
Banking Group Ltd.                                    391,050          6,865,958
--------------------------------------------------------------------------------
HSBC Holdings plc                                   1,851,329         29,726,704
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                        432,350         12,451,680
--------------------------------------------------------------------------------
Resona Holdings, Inc. 1                                 4,959         19,869,059
--------------------------------------------------------------------------------
Royal Bank of Scotland Group
plc (The)                                           1,498,487         45,246,197
--------------------------------------------------------------------------------
Societe Generale, Cl. A                               229,670         28,250,930
                                                                  --------------
                                                                     155,485,268

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--3.9%
American Express Co.                                  476,600         24,525,836
--------------------------------------------------------------------------------
Citigroup, Inc.                                       171,266          8,311,539
--------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                395,100         19,671,275
--------------------------------------------------------------------------------
Investor AB, B Shares                                 646,652         11,314,070
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  633,263         25,134,208
--------------------------------------------------------------------------------
Morgan Stanley                                        579,700         32,892,178
                                                                  --------------
                                                                     121,849,106

--------------------------------------------------------------------------------
INSURANCE--4.4%
ACE Ltd.                                              388,071         20,738,514
--------------------------------------------------------------------------------
Allianz AG                                            233,811         35,417,521
--------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                       5,920         17,378,160
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                 104,800         10,516,680
--------------------------------------------------------------------------------
Manulife Financial Corp.                              279,713         16,427,379
--------------------------------------------------------------------------------
Prudential plc                                      2,504,680         23,701,013
--------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                183,500         12,364,230
                                                                  --------------
                                                                     136,543,497

--------------------------------------------------------------------------------
HEALTH CARE--12.7%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.6%
Affymetrix, Inc. 1                                    322,800         15,413,700
--------------------------------------------------------------------------------
Amgen, Inc. 1                                         376,500         29,690,790
--------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc. 1                        131,100          5,233,512
--------------------------------------------------------------------------------
Genentech, Inc. 1                                     186,300         17,232,750
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               452,060         23,791,918
--------------------------------------------------------------------------------
ImClone Systems, Inc. 1                               195,300          6,687,072
--------------------------------------------------------------------------------
Wyeth                                                 305,500         14,074,385
                                                                  --------------
                                                                     112,124,127

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Biomet, Inc.                                          310,100     $   11,340,357
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                             634,500         15,538,905
--------------------------------------------------------------------------------
Essilor International SA                               54,752          4,420,764
--------------------------------------------------------------------------------
Medtronic, Inc.                                       120,500          6,937,185
--------------------------------------------------------------------------------
Nektar Therapeutics 1,2                               314,361          4,139,506
--------------------------------------------------------------------------------
Smith & Nephew plc                                  2,197,537         20,246,392
                                                                  --------------
                                                                      62,623,109

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
Express Scripts, Inc. 1                               238,300         19,969,540
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                               447,000         23,011,560
                                                                  --------------
                                                                      42,981,100

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.7%
Chugai Pharmaceutical Co. Ltd.                        622,100         13,410,150
--------------------------------------------------------------------------------
Novartis AG                                           331,768         17,433,568
--------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                139,600          7,852,777
--------------------------------------------------------------------------------
Pfizer, Inc.                                          541,619         12,630,555
--------------------------------------------------------------------------------
Roche Holdings AG                                     254,589         38,225,646
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                     567,994         49,760,920
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                 1,585,000         22,323,187
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                        215,700         11,668,851
--------------------------------------------------------------------------------
Theravance, Inc. 1                                    271,000          6,102,920
                                                                  --------------
                                                                     179,408,574

--------------------------------------------------------------------------------
INDUSTRIALS--8.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.2%
Boeing Co.                                            284,900         20,011,376
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA,
ADR                                                   784,434         30,671,369
--------------------------------------------------------------------------------
European Aeronautic Defence &
Space Co.                                             857,190         32,372,833
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                 222,900         14,183,127
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                248,200         14,919,302
--------------------------------------------------------------------------------
Raytheon Co.                                          474,400         19,047,160
                                                                  --------------
                                                                     131,205,167

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.3%
JGC Corp.                                             407,000          7,824,727
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.6%
Emerson Electric Co.                                  264,200         19,735,740
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.2%
3M Co.                                                316,000         24,490,000
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                              1,175,000         11,191,342
--------------------------------------------------------------------------------
Siemens AG                                            390,010         33,415,445
                                                                  --------------
                                                                      69,096,787


                   10 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--0.8%
Fanuc Ltd.                                            104,500     $    8,950,015
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                     231,590         17,561,772
                                                                  --------------
                                                                      26,511,787

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Macquarie Airports                                  3,801,284          8,790,500
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.4%
Cisco Systems, Inc. 1                                 923,000         15,801,760
--------------------------------------------------------------------------------
Corning, Inc. 1                                     1,825,800         35,895,228
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1                              352,300          7,856,290
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                        566,200         24,391,896
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
B Shares                                           24,038,000         82,602,731
                                                                  --------------
                                                                     166,547,905

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.1%
International Business Machines
Corp.                                                 273,417         22,474,877
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                            2,588,100         10,844,139
                                                                  --------------
                                                                      33,319,016

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
Hoya Corp.                                            552,900         19,992,143
--------------------------------------------------------------------------------
Keyence Corp.                                          55,100         15,819,128
--------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                         416,900         26,981,275
--------------------------------------------------------------------------------
Nidec Corp.                                           138,200         11,890,814
--------------------------------------------------------------------------------
Tandberg ASA                                        1,153,550          7,033,373
                                                                  --------------
                                                                      81,716,733

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Yahoo Japan Corp.                                       6,384          9,689,541
--------------------------------------------------------------------------------
IT SERVICES--1.3%
Infosys Technologies Ltd.                             599,358         39,918,348
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Canon, Inc.                                           172,700         10,155,232
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.3%
Advanced Micro Devices, Inc. 1                      1,936,300         59,250,780
--------------------------------------------------------------------------------
Altera Corp. 1                                        735,800         13,634,374
--------------------------------------------------------------------------------
Cree, Inc. 1                                          573,300         14,470,092
--------------------------------------------------------------------------------
International Rectifier Corp. 1                       429,200         13,691,480
--------------------------------------------------------------------------------
Samsung Electronics Co.                                61,710         39,750,965
--------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                          124,900          4,578,834
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing Co. Ltd.                             10,658,194         20,177,949
                                                                  --------------
                                                                     165,554,474

                                                                           VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--5.4%
Adobe Systems, Inc.                                   526,400     $   19,455,744
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                        562,370          9,515,300
--------------------------------------------------------------------------------
Enix Corp.                                            433,600         12,209,455
--------------------------------------------------------------------------------
Intuit, Inc. 1                                        458,600         24,443,380
--------------------------------------------------------------------------------
Microsoft Corp.                                     1,595,200         41,714,480
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                      91,100         11,073,570
--------------------------------------------------------------------------------
Novell, Inc. 1                                      2,193,226         19,366,186
--------------------------------------------------------------------------------
SAP AG                                                173,160         31,402,381
                                                                  --------------
                                                                     169,180,496

--------------------------------------------------------------------------------
MATERIALS--0.2%
--------------------------------------------------------------------------------
CHEMICALS--0.2%
Syngenta AG 1                                          47,067          5,856,287
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Tele Norte Leste Participacoes SA,
Preference                                            913,784         16,217,780
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.5%
KDDI Corp.                                              6,323         36,457,710
--------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                            1,277,460         25,919,663
--------------------------------------------------------------------------------
Vodafone Group plc                                 34,955,950         75,477,379
                                                                  --------------
                                                                     137,854,752

--------------------------------------------------------------------------------
UTILITIES--1.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Energias de Portugal SA                             2,905,006          8,941,974
--------------------------------------------------------------------------------
Fortum Oyj                                            754,800         14,154,678
                                                                  --------------
                                                                      23,096,652

--------------------------------------------------------------------------------
GAS UTILITIES--0.5%
Hong Kong & China Gas Co. Ltd.                      6,593,000         14,072,617
                                                                  --------------
Total Common Stocks (Cost $2,137,087,963)                          3,048,964,114


                   11 | OPuPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                    PRINCIPAL              VALUE
                                                       AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.8%
--------------------------------------------------------------------------------
Undivided interest of 96.91% in joint
repurchase agreement (Principal Amount/Value
$59,548,000, with a maturity value of
$59,570,297) with DB Alex Brown LLC, 3.37%,
dated 12/30/05, to be repurchased at
$57,727,608 on 1/3/06, collateralized by U.S.
Treasury Bills, 6/1/06 with a value of
$60,758,966 (Cost $57,706,000)                   $ 57,706,000     $   57,706,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,194,793,963)                                    99.6%     3,106,670,114
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                           0.4         11,694,656
                                                 -------------------------------
NET ASSETS                                              100.0%    $3,118,364,770
                                                 ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2005 was $30,792,655, which represents 0.99% of the Fund's net assets, all of which is considered restricted. See Note 6 of Notes to Financial Statements.

--------------------------------------------------------------------------------
GEOGRAPHIC HOLDINGS UNAUDITED
--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                    VALUE            PERCENT
-------------------------------------------------------------------------------
United States                              $   1,199,074,343               38.6%
United Kingdom                                   379,305,424               12.2
Japan                                            352,439,060               11.3
France                                           208,577,984                6.7
Sweden                                           142,523,258                4.6
Germany                                          131,520,575                4.2
Switzerland                                       95,344,268                3.1
India                                             92,897,815                3.0
Korea, Republic of South                          83,232,400                2.7
Brazil                                            64,525,895                2.1
Mexico                                            57,455,712                1.8
Canada                                            55,935,732                1.8
Hong Kong                                         38,493,996                1.2
The Netherlands                                   38,315,111                1.2
Cayman Islands                                    33,102,744                1.1
Spain                                             21,161,448                0.7
Taiwan                                            20,177,949                0.7
Finland                                           17,148,619                0.6
Australia                                         15,656,458                0.5
Ireland                                           13,074,740                0.4
Singapore                                         12,361,779                0.4
Bermuda                                           10,516,680                0.3
Portugal                                           8,941,974                0.3
Denmark                                            7,852,777                0.3
Norway                                             7,033,373                0.2
                                           ------------------------------------
Total                                      $   3,106,670,114              100.0%
                                           ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,194,793,963)--see accompanying statement of
investments                                                                             $  3,106,670,114
---------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $693,347)                                                         693,237
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                             6,385,447
Interest and dividends                                                                         5,656,310
Investments sold                                                                               2,483,759
Other                                                                                             50,677
                                                                                        -----------------
Total assets                                                                               3,121,939,544

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                   180,503
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                         1,315,170
Investments purchased                                                                          1,229,851
Distribution and service plan fees                                                               367,674
Custodian fees                                                                                   188,091
Shareholder communications                                                                       176,693
Trustees' compensation                                                                            62,814
Foreign capital gains tax                                                                          4,533
Transfer and shareholder servicing agent fees                                                      3,610
Other                                                                                             45,835
                                                                                        -----------------
Total liabilities                                                                              3,574,774

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $  3,118,364,770
                                                                                        =================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $         93,488
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 2,014,105,270
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             20,023,318
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions               172,276,512
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                            911,866,182
                                                                                        -----------------
NET ASSETS                                                                              $  3,118,364,770
                                                                                        =================

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets of $2,124,413,211 and 63,633,976 shares of beneficial interest
outstanding)                                                                            $          33.38
---------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based
on net assets of $557,283,442 and 16,807,481 shares of beneficial interest outstanding) $          33.16
---------------------------------------------------------------------------------------------------------
Class 3 Shares:
Net asset value, redemption price per share and offering price per share (based
on net assets of $346,064,145 and 10,313,922 shares of beneficial interest outstanding) $          33.55
---------------------------------------------------------------------------------------------------------
Class 4 Shares:
Net asset value, redemption price per share and offering price per share (based
on net assets of $90,603,972 and 2,733,015 shares of beneficial interest outstanding)   $          33.15

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   13 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $3,943,319)                              $     49,026,437
---------------------------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $141)                                            1,253,928
                                                                                        -----------------
Total investment income                                                                       50,280,365

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                               18,210,907
---------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                                 1,031,019
Class 4 shares                                                                                   153,083
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                11,310
Service shares                                                                                    10,288
Class 3 shares                                                                                    10,210
Class 4 shares                                                                                    10,066
---------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                               177,283
Service shares                                                                                    36,646
Class 3 shares                                                                                    25,501
Class 4 shares                                                                                     5,586
---------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                      651,268
---------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                            58,004
---------------------------------------------------------------------------------------------------------
Administration service fees                                                                        1,500
---------------------------------------------------------------------------------------------------------
Other                                                                                            110,324
                                                                                        -----------------
Total expenses                                                                                20,502,995
Less reduction to custodian expenses                                                              (5,511)
                                                                                        -----------------
Net expenses                                                                                  20,497,484

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         29,782,881

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                  290,648,764
Foreign currency transactions                                                                 46,614,542
                                                                                        -----------------
Net realized gain                                                                            337,263,306
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax of $4,533)                                     167,289,009
Translation of assets and liabilities denominated in foreign currencies                     (180,202,791)
                                                                                        -----------------
Net change in unrealized appreciation                                                        (12,913,782)

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $    354,132,405
                                                                                        =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   14 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                    2005               2004
-------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                           $    29,782,881    $    28,751,119
-------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                   337,263,306        179,086,396
-------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                               (12,913,782)       331,047,849
                                                                                -----------------------------------
Net increase in net assets resulting from operations                                354,132,405        538,885,364

-------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                  (25,791,077)       (30,456,227)
Service shares                                                                       (3,177,917)        (2,439,240)
Class 3 shares                                                                       (2,857,511)        (2,221,201)
Class 4 shares                                                                         (420,976)                --

-------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                 (607,707,602)      (177,302,804)
Service shares                                                                      152,495,021        130,991,549
Class 3 shares                                                                       40,656,196         80,796,251
Class 4 shares                                                                       43,339,023         32,377,319

-------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                           (49,332,438)       570,631,011
-------------------------------------------------------------------------------------------------------------------
Beginning of period                                                               3,167,697,208      2,597,066,197
                                                                                -----------------------------------
End of period (including accumulated net investment income of $20,023,318 and
$13,762,145, respectively)                                                      $ 3,118,364,770    $ 3,167,697,208
                                                                                ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   15 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,                  2005          2004          2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    29.51    $    25.08    $    17.70    $    22.84    $    30.33
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .32 1         .26 1         .19           .16           .17
Net realized and unrealized gain (loss)                      3.85          4.49          7.34         (5.19)        (3.85)
                                                       ---------------------------------------------------------------------
Total from investment operations                             4.17          4.75          7.53         (5.03)        (3.68)
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.30)         (.32)         (.15)         (.11)         (.19)
Distributions from net realized gain                           --            --            --            --         (3.62)
                                                       ---------------------------------------------------------------------
Total dividends and/or distributions to shareholders         (.30)         (.32)         (.15)         (.11)        (3.81)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    33.38    $    29.51    $    25.08    $    17.70    $    22.84
                                                       =====================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          14.31%        19.16%        43.02%       (22.13)%      (12.04)%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $2,124,413    $2,518,867    $2,280,752    $1,549,993    $1,905,890
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $2,123,523    $2,451,188    $1,751,226    $1,776,289    $1,918,335
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        1.08%         1.01%         0.99%         0.80%         0.70%
Total expenses                                               0.67% 4       0.66% 4       0.67% 4       0.67% 4       0.70% 4
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        35%           30%           34%           34%           39%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   16 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

SERVICE SHARES  YEAR ENDED DECEMBER 31,                      2005          2004          2003          2002          2001
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    29.33    $    24.96    $    17.61    $    22.78    $    30.30
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .24 1         .20 1         .12           .12           .21
Net realized and unrealized gain (loss)                      3.84          4.46          7.36         (5.19)        (3.92)
                                                       ---------------------------------------------------------------------
Total from investment operations                             4.08          4.66          7.48         (5.07)        (3.71)
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.25)         (.29)         (.13)         (.10)         (.19)
Distributions from net realized gain                           --            --            --            --         (3.62)
                                                       ---------------------------------------------------------------------
Total dividends and/or distributions to shareholders         (.25)         (.29)         (.13)         (.10)        (3.81)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    33.16    $    29.33    $    24.96    $    17.61    $    22.78
                                                       =====================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                          14.06%        18.88%        42.86%       (22.37)%      (12.17)%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $  557,284    $  346,403    $  168,739    $   52,830    $   20,467
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $  413,849    $  247,490    $   91,800    $   34,847    $    8,502
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        0.79%         0.77%         0.68%         0.51%         0.44%
Total expenses                                               0.92% 4       0.91% 4       0.93% 4       0.90% 4       0.85% 4
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        35%           30%           34%           34%           39%


1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   17 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS 3 SHARES  YEAR ENDED DECEMBER 31,                                               2005         2004        2003 1
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  29.65     $  25.19      $  17.55
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                  .32 2        .26 2         .07
Net realized and unrealized gain                                                      3.88         4.52          7.57
                                                                                  --------------------------------------
Total from investment operations                                                      4.20         4.78          7.64
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                  (.30)        (.32)           --
Distributions from net realized gain                                                    --           --            --
                                                                                  --------------------------------------
Total dividends and/or distributions to shareholders                                  (.30)        (.32)           --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $  33.55       $29.65      $  25.19
                                                                                  ======================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                   14.34%       19.19%        43.53%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                          $346,064     $265,044      $147,576
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                 $296,252     $199,388      $ 80,579
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                 1.06%        1.00%         0.73%
Total expenses                                                                        0.67% 5      0.66% 5       0.68% 5
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                 35%          30%           34%

1. For the period from May 1, 2003 (inception of offering) to December 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   18 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

CLASS 4 SHARES  PERIOD ENDED DECEMBER 31,                                             2005       2004 1
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                              $  29.35     $  25.21
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                  .24 2        .09 2
Net realized and unrealized gain                                                      3.84         4.05
                                                                                  -----------------------
Total from investment operations                                                      4.08         4.14
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                  (.28)          --
Distributions from net realized gain                                                    --           --
                                                                                  -----------------------
Total dividends and/or distributions to shareholders                                  (.28)          --
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $  33.15     $  29.35
                                                                                  =======================

---------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                   14.05%       16.42%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                          $ 90,604     $ 37,384
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                 $ 61,380     $ 19,774
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                 0.79%        0.53%
Total expenses                                                                        0.93% 5      0.94% 5
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                               0.35%          30%

1. For the period from May 3, 2004 (inception of offering) to December 31, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   19 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Securities Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Non-Service, Service, Class 3 and Class 4 shares. All classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. The classes of shares designated as Service shares and Class 4 shares are subject to a distribution and service plan. The Fund assesses a 1% fee on the proceeds of Class 3 and Class 4 shares that are redeemed (either by selling or exchanging to another Oppenheimer fund or other investment option offered through your variable life insurance or variable annuity contract) within 60 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes


                   20 | OPPENHEIMER GLOBAL SECURITIES FUND/VA recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED     SECURITIES AND OTHER
    NET INVESTMENT       LONG-TERM                 LOSS  INVESTMENTS FOR FEDERAL
    INCOME                    GAIN   CARRYFORWARD 1,2,3       INCOMETAX PURPOSES
    ----------------------------------------------------------------------------
    $32,535,312       $176,426,744             $221,596             $895,474,132

1. The Fund had $221,596 of post-October foreign currency losses which were deferred.

2. During the fiscal year ended December 31, 2005, the Fund utilized $130,358,556 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2004, the Fund utilized $170,421,832 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                                                 REDUCTION TO
                                     INCREASE TO              ACCUMULATED NET
    INCREASE TO                  ACCUMULATED NET                REALIZED GAIN
    PAID-IN CAPITAL            INVESTMENT INCOME             ON INVESTMENTS 4
    -------------------------------------------------------------------------
    $23,806,559                       $8,725,773                  $32,532,332

4. $23,806,559, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.


                   21 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                          YEAR ENDED            YEAR ENDED
                                   DECEMBER 31, 2005     DECEMBER 31, 2004
      --------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                    $32,247,481           $35,116,668

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities               $2,211,186,013
      Federal tax cost of other investments               692,459
                                                   ---------------
      Total federal tax cost                       $2,211,878,472
                                                   ===============

      Gross unrealized appreciation                $  926,555,047
      Gross unrealized depreciation                   (31,080,915)
                                                   ---------------
      Net unrealized appreciation                  $  895,474,132
                                                   ===============

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and


                   22 | OPPENHEIMER GLOBAL SECURITIES FUND/VA disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               YEAR ENDED DECEMBER 31, 2005     YEAR ENDED DECEMBER 31, 2004 1
                                                   SHARES            AMOUNT          SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                            8,706,521     $ 257,431,509      23,590,376     $  610,109,742
Dividends and/or distributions reinvested         895,835        25,791,077       1,203,327         30,456,227
Redeemed                                      (31,323,712)     (890,930,188)    (30,383,126)      (817,868,773)
                                              -------------------------------------------------------------------
Net decrease                                  (21,721,356)    $(607,707,602)     (5,589,423)    $ (177,302,804)
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                            6,930,473     $ 208,836,898       6,516,321     $  168,136,666
Dividends and/or distributions reinvested         110,922         3,177,917          96,757          2,439,240
Redeemed                                       (2,043,354)      (59,519,794)     (1,562,747)       (39,584,357)
                                              -------------------------------------------------------------------
Net increase                                    4,998,041     $ 152,495,021       5,050,331     $  130,991,549
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS 3 SHARES
Sold                                            2,056,580     $  61,404,566       3,286,454     $   85,761,974
Dividends and/or distributions reinvested          98,739         2,857,511          87,346          2,221,201
Redeemed                                         (779,132)      (23,605,881) 2     (293,439)        (7,186,924) 3
                                              -------------------------------------------------------------------
Net increase                                    1,376,187     $  40,656,196       3,080,361     $   80,796,251
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
CLASS 4 SHARES
Sold                                            1,634,734     $  48,519,848       1,345,840     $   34,232,416
Dividends and/or distributions reinvested          14,694           420,976              --                 --
Redeemed                                         (189,923)       (5,601,801) 2      (72,330)        (1,855,097) 3
                                              -------------------------------------------------------------------
Net increase                                    1,459,505     $  43,339,023       1,273,510     $   32,377,319
                                              ===================================================================

1. For the year ended December 31, 2004, for Non-Service, Service and Class 3 shares and for the period from May 3, 2004 (inception of offering) to December 31, 2004, for Class 4 shares.

2. Net of redemption fees of $29,707 and $6,752 for Class 3 and Class 4 shares, respectively.

3. Net of redemption fees of $34,168 and $5,752 for Class 3 and Class 4 shares, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                          PURCHASES                    SALES
    ------------------------------------------------------------------------
    Investment securities              $996,540,059           $1,278,598,882

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                   23 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2005, the Fund paid $41,719 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE AND CLASS 4 SHARES. The Fund has adopted a Distribution and Service Plan for Service share class and Class 4 shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services and personal service and account maintenance for the Fund's Service class and Class 4 shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service share class and Class 4 shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service class and Class 4 shares. The impact of the service plan is to increase operating expenses of the Service class and Class 4 shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                              ACQUISITION                      VALUATION AS OF      UNREALIZED
SECURITY                                            DATES            COST    DECEMBER 31, 2005    APPRECIATION
--------------------------------------------------------------------------------------------------------------
Nektar Therapeutics                               6/25/03    $  3,568,000    $       4,139,506    $    571,506
Sirius Satellite Radio, Inc.                       3/5/03       3,647,166           26,653,149      23,005,983
                                                             -------------------------------------------------
                                                             $  7,215,166    $      30,792,655    $ 23,577,489
                                                             =================================================


                   24 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   25 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GLOBAL SECURITIES FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Securities Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Securities Fund/VA as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006


                   26 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2005 which are not designated as capital gain distributions should be multiplied by 23.36% to arrive at the amount eligible for the corporate dividend-received deduction.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $3,516,631 of foreign income taxes paid by the Fund during the fiscal year ended December 31, 2005. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      Gross income of $31,844,141 was derived from sources within foreign countries or possessions of the United States.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   27 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   28 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rajeev Bhaman and the Manager's global investment team and analysts. Mr. Bhaman has had over 16 years of experience managing global investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.


                   29 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited/Continued
--------------------------------------------------------------------------------

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other global large-cap growth and global multi-cap growth funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other global large-cap growth, global large-cap core and global multi-cap growth funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are all lower than its peer group median and average. In light of this, and the Fund's strong performance, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   30 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUNDS, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUNDS COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                           COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman of the Board of           Company (since 1991), Centennial State Mortgage Company (since 1994), and The El Paso
Trustees (since 2003), and         Mortgage Company (since 1993); Chairman of the following private companies:
Trustee (since 1999)               Ambassador Media Corporation (since 1984) and Broadway Ventures (since 1984);
Age: 68                            Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since 1991) and The Lynde and Harry
                                   Bradley Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company)
                                   (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real
                                   Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title
                                   (title insurance agency) (1995-2000); former Director of the following: UNUMProvident
                                   (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel)
                                   (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

ROBERT G. AVIS,                    Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1993)               equity funds) (until February 2001); Chairman, President and Chief Executive Officer
Age: 74                            of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons,
                                   Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March
                                   1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of
                                   A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of Centennial Asset Management Corporation (December
Trustee (since 1999)               1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation
Age: 69                            (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services,
                                   Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999).
                                   Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Trustee (since 1999)               June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 67                            Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                                   Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group
                                   (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)               Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 64                            Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                   Mountain Elk Foundation (non-profit organization) (February 1998-February 2003);
                                   Chairman and Director (until October 1996) and President and Chief Executive Officer
                                   (until October 1995) of the Manager; President, Chief Executive Officer and Director
                                   of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc.
                                   (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 1996)               Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 65                            companies of the Manager (until October 1994). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.


                   31 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

TRUSTEES AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,               Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)               (since February 2000); Director of The California Endowment (philanthropic
Age: 59                            organization) (since April 2002); Director of Community Hospital of Monterey
                                   Peninsula (since February 2002); Vice Chair of American Funds' Emerging Markets
                                   Growth Fund, Inc. (mutual fund) (since October 1991); President of ARCO Investment
                                   Management Company (February 1991-April 2000); Member of the investment committees of
                                   The Rockefeller Foundation and The University of Michigan; Advisor at Credit Suisse
                                   First Boston's Sprout venture capital unit (venture capital fund) (1994-January
                                   2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June
                                   2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June
                                   2004); Member of the investment committee of Hartford Hospital (2000-2003); and
                                   Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Director of Jones International University (educational organization) (since August
Trustee (since 2002)               2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 61                            (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S.
                                   Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of
                                   Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones
                                   Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas
                                   exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)               (investment company) (since 1996) and MML Series Investment Fund (investment company)
Age: 63                            (since 1996), Trustee and Chairman of the Investment Committee (since 1994) of the
                                   Worcester Polytech Institute (private university); President and Treasurer of the SIS
                                   Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank,
                                   F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Member of the
                                   Investment Committee of the Community Foundation of Western Massachusetts
                                   (1998-2003); and Executive Vice President of Peoples Heritage Financial Group, Inc.
                                   (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the
                                   OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                   OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                   REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President (since
President and Trustee              September 2000) of the Manager; President and Director or Trustee of other
(since 2001)                       Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
Age: 56                            Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
                                   Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                                   November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                   (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                   Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                   Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                   HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                   July 2001); President (since November 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                   Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                   LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                   Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
                                   2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                                   Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company (September
                                   1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                   (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 87
                                   portfolios in the OppenheimerFunds complex.


                   32 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                  THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. BHAMAN
THE FUND                           AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                   10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                   80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT DEATH OR REMOVAL.

RAJEEV BHAMAN,                     Vice President of the Manager since January 1997; Assistant Vice President of the
Vice President and                 Manager (March 1996-January 1997). An officer of 2 portfolios in the
Portfolio Manager                  OppenheimerFunds complex.
(since 2004)
Age: 42

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and                 Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Chief Compliance Officer           Corporation and Shareholder Services, Inc. (since June 1983); Vice President and
(since 2004)                       Director of Internal Audit of the Manager (1997-February 2004). An officer of 87
Age: 55                            portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal            the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting           Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 1999)               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 46                            Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                                   (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                   Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                   March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                   Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March
                                   1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and                 of the Manager; General Counsel and Director of the Distributor (since December
Secretary (since 2001)             2001); General Counsel of Centennial Asset Management Corporation (since December
Age: 57                            2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                   Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                   November 2001); Assistant Secretary (since September 1997) and Director (since
                                   November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                   2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                   Senior Vice President, General Counsel and Director of Shareholder Financial
                                   Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                   President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                   Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                   Program (since June 2003); Senior Vice President and General Counsel of OFI
                                   Institutional Asset Management, Inc. (since November 2001); Director of
                                   OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                   1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                   of the following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                   Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                   International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the
                                   OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                   33 | OPPENHEIMER GLOBAL SECURITIES FUND/VA


OPPENHEIMER HIGH INCOME FUND/VA
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Oppenheimer High Income Fund/VA produced modest total returns and underperformed its benchmark, the Merrill Lynch High Yield Master Index, for the 12-month reporting period ended December 31, 2005, which returned 2.83%. We attribute the Fund's lagging relative performance to its focus on corporate bonds with higher credit ratings during a period that benefited more aggressively positioned investors.

      Prior to the reporting period as the economy strengthened, lower-rated credit appeared to reach fuller valuations. In response, we increased the Fund's emphasis on higher-rated credits, shifting our focus from "triple-C" rated bonds to those with "double-B" ratings. In addition, to guard against the potentially adverse effects of higher interest rates, we generally preferred shorter-term, higher-coupon securities. While these strategies may have prevented the Fund from participating more fully in the market rally near year-end 2004, they nonetheless protected the Fund from heightened volatility in the spring of 2005.

      The Fund received positive contributions to performance from its relatively heavy investments in the telecommunications sector, which benefited from a surge in mergers-and-acquisitions activity. The Fund's investments in multiple acquisition targets contributed positively to its performance. In addition, the Fund also enjoyed attractive returns from its relatively heavy exposure to the gaming and leisure industry and basic materials sectors, including chemical producers and steel makers. In the utilities area, electricity producer Dynegy Holdings, Inc., was a notably positive contributor to the Fund.

      Although the Fund's relative performance benefited from its relatively light holdings of bonds from airlines and automobile companies, even a small amount of exposure to these troubled areas held back absolute returns. In addition, holdings that detracted from the Fund's performance included movie theater operators, which suffered from weak box-office sales.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2005. In the case of non-service shares, performance is measured over a ten-year period. In the case of service shares, performance is measured from inception of the class on September 18, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index, an unmanaged index of U.S. corporate and government bonds that is a measure of the performance of the high-yield corporate bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                       4 | OPPENHEIMER HIGH INCOME FUND/VA

NON-SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer High Income Fund/VA (Non-Service)
     Merrill Lynch High Yield Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                             Oppenheimer High Income      Merrill Lynch High
                              Fund/VA (Non-Service)       Yield Master Index

12/31/1995                           10,000                     10,000
03/31/1996                           10,368                     10,146
06/30/1996                           10,630                     10,285
09/30/1996                           11,079                     10,686
12/31/1996                           11,526                     11,106
03/31/1997                           11,572                     11,223
06/30/1997                           12,070                     11,755
09/30/1997                           12,734                     12,216
12/31/1997                           12,933                     12,531
03/31/1998                           13,444                     12,880
06/30/1998                           13,550                     13,096
09/30/1998                           12,584                     12,627
12/31/1998                           12,973                     12,990
03/31/1999                           13,428                     13,130
06/30/1999                           13,466                     13,218
09/30/1999                           13,314                     13,053
12/31/1999                           13,529                     13,194
03/31/2000                           13,346                     12,956
06/30/2000                           13,444                     13,037
09/30/2000                           13,613                     13,214
12/31/2000                           13,023                     12,694
03/31/2001                           13,575                     13,482
06/30/2001                           13,279                     13,311
09/30/2001                           12,518                     12,774
12/31/2001                           13,279                     13,481
03/31/2002                           13,358                     13,745
06/30/2002                           12,806                     12,901
09/30/2002                           12,340                     12,494
12/31/2002                           12,961                     13,327
03/31/2003                           13,659                     14,247
06/30/2003                           14,872                     15,625
09/30/2003                           15,264                     16,020
12/31/2003                           16,067                     16,956
03/31/2004                           16,314                     17,334
06/30/2004                           16,333                     17,182
09/30/2004                           16,891                     17,979
12/31/2004                           17,507                     18,781
03/31/2005                           17,254                     18,511
06/30/2005                           17,594                     19,010
09/30/2005                           17,743                     19,182
12/31/2005                           17,912                     19,313

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/05

1-Year  2.31%   5-Year  6.58%   10-Year  6.00%


SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer High Income Fund/VA (Service)
     Merrill Lynch High Yield Master Index

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            Oppenheimer High Income      Merrill Lynch High
                               Fund/VA (Service)         Yield Master Index

09/18/2001                         10,000                      10,000
09/30/2001                          9,583                      10,000
12/31/2001                         10,167                      10,554
03/31/2002                         10,225                      10,761
06/30/2002                          9,789                      10,100
09/30/2002                          9,432                       9,781
12/31/2002                          9,895                      10,433
03/31/2003                         10,436                      11,153
06/30/2003                         11,350                      12,232
09/30/2003                         11,649                      12,541
12/31/2003                         12,249                      13,274
03/31/2004                         12,437                      13,570
06/30/2004                         12,437                      13,451
09/30/2004                         12,862                      14,075
12/31/2004                         13,319                      14,703
03/31/2005                         13,116                      14,492
06/30/2005                         13,359                      14,882
09/30/2005                         13,472                      15,017
12/31/2005                         13,586                      15,119

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/05

1-Year  2.01%   5-Year  N/A   Since Inception (9/18/01)  7.41%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                       5 | OPPENHEIMER HIGH INCOME FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                  BEGINNING      ENDING        EXPENSES
                                  ACCOUNT        ACCOUNT       PAID DURING
                                  VALUE          VALUE         6 MONTHS ENDED
                                  (7/1/05)       (12/31/05)    DECEMBER 31, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual         $ 1,000.00     $ 1,018.10    $ 3.82
--------------------------------------------------------------------------------
Non-Service shares Hypothetical     1,000.00       1,021.42      3.83
--------------------------------------------------------------------------------
Service shares Actual               1,000.00       1,017.00      5.10
--------------------------------------------------------------------------------
Service shares Hypothetical         1,000.00       1,020.16      5.10

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratio based on the 6-month period ended December 31, 2005 are as follows:

CLASS                 EXPENSE RATIOS
------------------------------------
Non-Service shares        0.75%
------------------------------------
Service shares            1.00

--------------------------------------------------------------------------------


                       6 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.1%
------------------------------------------------------------------------------
Norse CBO Ltd., Collateralized Bond
Obligations, Series 1A, Cl. C2, 9.342%
Sub. Bonds, 8/13/10 1 (Cost $764,379)               $    764,379  $    703,229

------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--86.4%
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--30.3%
------------------------------------------------------------------------------
AUTO COMPONENTS--1.9%
Collins & Aikman Floorcoverings, Inc.,
9.75% Sr. Sub. Nts., Series B, 2/15/10                   800,000       708,000
------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                        500,000       430,000
------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                     1,592,000     1,321,360
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                300,000       171,000
------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 2             200,000       153,000
------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                   1,950,000     1,911,000
9% Sr. Nts., 7/1/15 3                                    845,000       836,550
------------------------------------------------------------------------------
Keystone Automotive Operations, Inc.,
9.75% Sr. Unsec. Sub. Nts., 11/1/13                      200,000       174,000
------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                900,000       920,250
------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                  1,050,000       997,500
10.25% Sr. Sec. Nts., Series B, 7/15/13                  900,000       987,750
------------------------------------------------------------------------------
United Components, Inc.,
9.375% Sr. Sub. Nts., 6/15/13                            400,000       400,000
------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                              700,000       544,250
8.25% Sr. Unsec. Nts., 8/1/10                            600,000       513,000
                                                                  ------------
                                                                    10,067,660

------------------------------------------------------------------------------
AUTOMOBILES--2.7%
Ford Motor Co., 7.45% Bonds, 7/16/31                   1,300,000       890,500
------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                   3,700,000     3,248,548
5.80% Sr. Unsec. Nts., 1/12/09                         1,200,000     1,047,502
7.25% Nts., 10/25/11                                     400,000       345,933
7.375% Nts., 10/28/09                                  1,900,000     1,686,427
------------------------------------------------------------------------------
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                    2,100,000     1,870,483
5.85% Sr. Unsec. Unsub. Nts., 1/14/09                  2,013,000     1,802,086
6.875% Nts., 9/15/11                                     100,000        91,299
7.25% Nts., 3/2/11                                       500,000       460,048
8% Bonds, 11/1/31                                      1,600,000     1,536,670
------------------------------------------------------------------------------
General Motors Corp.,
8.375% Sr. Unsec. Debs., 7/15/33                         500,000       332,500
------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 3                                790,000       808,763
10.50% Sr. Sub. Nts., 1/1/16 3                           670,000       693,450
                                                                  ------------
                                                                    14,814,209

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
SGS International, Inc.,
12% Sr. Sub. Nts., 12/15/13 3                       $    895,000  $    900,945
------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc.,
7.75% Sr. Nts., 9/15/12                                1,150,000     1,196,000
------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--8.9%
Apcoa, Inc.,
9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                    940,000       925,900
------------------------------------------------------------------------------
Aztar Corp.,
9% Sr. Unsec. Sub. Nts., 8/15/11                         450,000       478,688
------------------------------------------------------------------------------
Boyd Gaming Corp.,
8.75% Sr. Sub. Nts., 4/15/12                           1,200,000     1,293,000
------------------------------------------------------------------------------
CCM Merger, Inc.,
8% Unsec. Nts., 8/1/13 3                               1,840,000     1,775,600
------------------------------------------------------------------------------
Domino's, Inc.,
8.25% Sr. Unsec. Sub. Nts., 7/1/11                       875,000       918,750
------------------------------------------------------------------------------
Gaylord Entertainment Co.,
8% Sr. Nts., 11/15/13                                    700,000       736,750
------------------------------------------------------------------------------
Greektown Holdings, Inc.,
10.75% Sr. Nts., 12/1/13 3                             1,435,000     1,431,413
------------------------------------------------------------------------------
Intrawest Corp.,
7.50% Sr. Unsec. Nts., 10/15/13 1                        917,000       933,048
------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                        2,700,000     2,646,000
9% Sr. Sub. Nts., 3/15/12                                600,000       637,500
------------------------------------------------------------------------------
Kerzner International Ltd.,
6.75% Sr. Sub. Nts., 10/1/15 3                           970,000       948,175
------------------------------------------------------------------------------
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                             41,000        45,100
10.25% Sr. Unsec. Sub. Nts., Series B,
8/1/07                                                   800,000       857,000
------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                    3,600,000     3,870,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                       800,000       847,000
------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                     440,000       434,500
6.375% Sr. Sub. Nts., 7/15/09                            800,000       809,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                     915,000       926,438
8% Sr. Sub. Nts., 4/1/12                               1,700,000     1,797,750
------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts.,
7/15/14                                                  600,000       622,500
------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                          1,500,000     1,620,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07 1                 1,500,000     1,565,625
------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                       445,000       439,438
6.875% Sr. Sub. Nts., 12/1/11                            850,000       862,750
8.875% Sr. Sub. Nts., 3/15/10                            600,000       633,000
------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
8.25% Sr. Unsec. Sub. Nts., 3/15/12                    2,750,000     2,856,563


                       7 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued
------------------------------------------------------------------------------

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                      $    400,000  $    392,000
9.625% Sr. Nts., 6/1/14                                  157,000       153,468
9.75% Sr. Nts., 4/15/13                                1,950,000     1,923,188
------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide,
Inc., 7.875% Sr. Nts., 5/1/12                          1,500,000     1,661,250
------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                     3,800,000     3,857,000
6.875% Sr. Unsec. Sub. Nts., 3/1/16                      480,000       493,200
------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc.,
8.50% Sec. Nts., 6/1/15 4                              3,200,000     3,136,000
------------------------------------------------------------------------------
Universal City Development Partners
Ltd., 11.75% Sr. Nts., 4/1/10                          1,000,000     1,126,250
------------------------------------------------------------------------------
Vail Resorts, Inc.,
6.75% Sr. Sub. Nts., 2/15/14                           1,100,000     1,105,500
------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp., 6.625% Nts., 12/1/14                    3,600,000     3,519,000
                                                                  ------------
                                                                    48,278,344

------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Beazer Homes USA, Inc.,
8.375% Sr. Nts., 4/15/12                                 500,000       522,500
------------------------------------------------------------------------------
D.R. Horton, Inc.,
9.75% Sr. Sub. Nts., 9/15/10                             300,000       340,651
------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                      900,000       892,904
8.875% Sr. Sub. Nts., 4/1/12                             800,000       835,290
------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                           150,000       160,076
9.50% Sr. Unsec. Sub. Nts., 2/15/11                      350,000       369,922
------------------------------------------------------------------------------
Meritage Homes Corp.,
6.25% Sr. Unsec. Nts., 3/15/15                           330,000       301,950
------------------------------------------------------------------------------
Sealy Mattress Co.,
8.25% Sr. Sub. Nts., 6/15/14                             960,000       993,600
------------------------------------------------------------------------------
Standard Pacific Corp.:
7.75% Sr. Nts., 3/15/13                                  650,000       639,438
9.25% Sr. Sub. Nts., 4/15/12                             700,000       723,625
------------------------------------------------------------------------------
Toll Corp.,
8.25% Sr. Sub. Nts., 12/1/11                             500,000       529,375
------------------------------------------------------------------------------
WCI Communities, Inc.,
9.125% Sr. Sub. Nts., 5/1/12                             800,000       800,000
------------------------------------------------------------------------------
William Lyon Homes, Inc.,
10.75% Sr. Nts., 4/1/13                                  800,000       830,000
                                                                  ------------
                                                                     7,939,331

------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Leslie's Poolmart, Inc.,
7.75% Sr. Unsec. Nts., 2/1/13                            445,000       448,338
------------------------------------------------------------------------------
Rexnord Corp.,
10.125% Sr. Unsec. Sub. Nts., 12/15/12                   700,000       756,000
                                                                  ------------
                                                                     1,204,338

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
MEDIA--11.4%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 2                    $    360,000  $    199,800
8.125% Sr. Nts., Series B, 7/15/03 2                     575,000       327,750
8.375% Sr. Nts., Series B, 2/1/08 2                    1,000,000       570,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 2                 1,000,000       605,000
10.875% Sr. Unsec. Nts., 10/1/10 2                     1,000,000       565,000
------------------------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/12                     700,000       707,000
------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                        1,050,000       955,500
9.50% Sr. Unsec. Sub. Nts., 2/1/11                       792,000       783,090
------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                     900,000       769,500
10.25% Sr. Unsec. Sub. Nts., Series B,
5/1/09                                                 1,200,000     1,101,000
------------------------------------------------------------------------------
Block Communications, Inc.,
8.25% Sr. Nts., 12/15/15 3                               625,000       621,875
------------------------------------------------------------------------------
Carmike Cinemas, Inc.,
7.50% Sr. Sub. Nts., 2/15/14                             850,000       800,063
------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc.,
8.625% Sr. Sub. Nts., 6/1/11                             200,000       205,000
------------------------------------------------------------------------------
Charter Communications Holdings I
LLC, 0%/11.75% Sr. Unsec. Unsub.
Nts., 5/15/14 3,5                                        800,000       448,000
------------------------------------------------------------------------------
Charter Communications Holdings II
LLC, 10.25% Sr. Unsec. Nts., 9/15/10                     700,000       700,000
------------------------------------------------------------------------------
Charter Communications Holdings
LLC/Charter Communications Holdings
Capital Corp., 8.375% Sr. Nts.,
Second Lien, 4/30/14 3                                 5,950,000     5,950,000
------------------------------------------------------------------------------
Cinemark USA, Inc.,
9% Sr. Unsec. Sub. Nts., 2/1/13                          400,000       425,000
------------------------------------------------------------------------------
Cinemark, Inc.,
0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5              1,800,000     1,341,000
------------------------------------------------------------------------------
Corus Entertainment, Inc.,
8.75% Sr. Sub. Nts., 3/1/12                              800,000       870,000
------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                       1,500,000     1,432,500
7.625% Sr. Unsec. Unsub. Nts., Series B,
4/1/11                                                 1,700,000     1,700,000
------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East
Finance Co., 9.875% Sr. Unsec. Nts.,
11/15/09                                                 800,000       869,000
------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West
Finance Co.:
8.50% Sr. Nts., 8/15/10                                  700,000       736,750
9.875% Sr. Sub. Nts., 8/15/13                          1,172,000     1,306,780
------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 5                      500,000       400,000
0%/9% Unsec. Disc. Nts., 11/15/13 5                      500,000       400,000
8% Unsec. Nts., 11/15/13                               6,450,000     6,611,250


                       8 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
MEDIA Continued
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                     $    500,000  $    481,875
9.125% Sr. Nts., 1/15/09                               1,895,000     1,987,381
------------------------------------------------------------------------------
Emmis Operating Co.,
6.875% Sr. Unsec. Sub. Nts., 5/15/12                   1,200,000     1,198,500
------------------------------------------------------------------------------
Granite Broadcasting Corp.,
9.75% Sr. Sec. Nts., 12/1/10                           1,057,000       977,725
------------------------------------------------------------------------------
Gray Television, Inc.,
9.25% Sr. Sub. Nts., 12/15/11                            500,000       536,250
------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                   1,872,000     1,888,380
7.25% Sr. Unsec. Sub. Nts., 1/1/13                       200,000       208,500
------------------------------------------------------------------------------
Lin Television Corp.,
6.50% Sr. Sub. Nts., 5/15/13                             785,000       756,544
------------------------------------------------------------------------------
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Debs., 6/15/13                            400,000       437,000
------------------------------------------------------------------------------
Marquee Holdings, Inc.,
0%/12% Sr. Disc. Nts., 8/15/14 5                         800,000       514,000
------------------------------------------------------------------------------
Mediacom Broadband LLC,
8.50% Sr. Nts., 10/15/15 3                               580,000       540,125
------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp.,
9.50% Sr. Unsec. Nts., 1/15/13                         1,257,000     1,233,431
------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                           1,400,000     1,298,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                     800,000       769,000
------------------------------------------------------------------------------
News America Holdings, Inc.,
8.875% Sr. Debs., 4/26/23                                625,000       779,367
------------------------------------------------------------------------------
Paxson Communications Corp.,
10.777% Sr. Sec. Nts., 1/15/13 3,6                     1,345,000     1,299,606
------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                   1,100,000       936,375
8.875% Sr. Unsec. Nts., 5/15/11                        1,157,000     1,073,118
------------------------------------------------------------------------------
R.H. Donnelley Corp.,
6.875% Sr. Nts., 1/15/13                               2,700,000     2,500,875
------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I,
10.875% Sr. Sub. Nts., 12/15/12 3                      1,000,000     1,132,500
------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11                              800,000       848,000
------------------------------------------------------------------------------
Rainbow National Services LLC,
8.75% Sr. Nts., 9/1/12 3                                 900,000       963,000
------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.,
8% Sr. Unsec. Sub. Nts., 3/15/12                       4,200,000     4,347,000
------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                            1,400,000     1,457,750
10.875% Sr. Unsec. Nts., Series B, 6/15/09               600,000       594,000
------------------------------------------------------------------------------
WMG Holdings Corp.,
0%/9.50% Sr. Disc. Nts., 12/15/14 5                    2,365,000     1,667,325
                                                                  ------------
                                                                    61,826,985

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 3                             $ 2,845,000   $  2,923,238
10.375% Sr. Sub. Nts., 10/15/15 3                      1,725,000     1,761,656
------------------------------------------------------------------------------
Saks, Inc., 8.25% Sr. Unsec. Nts., 11/15/08              185,000       193,325
                                                                  ------------
                                                                     4,878,219

------------------------------------------------------------------------------
SPECIALTY RETAIL--0.8%
Asbury Automotive Group, Inc.,
9% Sr. Sub. Nts., 6/15/12                                600,000       603,000
------------------------------------------------------------------------------
Atlantic Broadband Finance LLC,
9.375% Sr. Unsec. Sub. Nts., 1/15/14                     500,000       448,750
------------------------------------------------------------------------------
AutoNation, Inc.,
9% Sr. Unsec. Nts., 8/1/08                               900,000       970,875
------------------------------------------------------------------------------
Boise Cascade LLC,
7.125% Sr. Unsec. Sub. Nts., 10/15/14                    950,000       890,625
------------------------------------------------------------------------------
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts., 11/1/11                            750,000       815,625
------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50%
Sr. Unsec. Sub. Nts., Series B, 5/1/10                   350,000       336,000
                                                                  ------------
                                                                     4,064,875

------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                2,575,000     2,761,688
------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                  800,000       804,000
8.804% Sr. Unsec. Unsub. Nts., 4/1/12 6                1,400,000     1,417,500
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                  1,755,000     1,833,975
------------------------------------------------------------------------------
Oxford Industries, Inc.,
8.875% Sr. Nts., 6/1/11 1                                500,000       511,875
------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Nts., 4/15/15 3             975,000       943,313
------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                    600,000       611,250
                                                                  ------------
                                                                     8,883,601

------------------------------------------------------------------------------
CONSUMER STAPLES--3.2%
------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125%
Sr. Sub. Nts., 1/15/12                                   500,000       522,500
------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Jean Coutu Group (PJC), Inc. (The),
8.50% Sr. Sub. Nts., 8/1/14                            1,200,000     1,104,000
------------------------------------------------------------------------------
Real Time Data Co.,
11% Disc. Nts., 5/31/09 1,2                              476,601            --
------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                             900,000       920,250
9.50% Sr. Sec. Nts., 2/15/11                             450,000       477,000
                                                                  ------------
                                                                     2,501,250

------------------------------------------------------------------------------
FOOD PRODUCTS--1.9%
American Seafoods Group LLC,
10.125% Sr. Sub. Nts., 4/15/10                           500,000       526,875


                       9 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued
------------------------------------------------------------------------------

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                 $    350,000  $    343,000
8.625% Sr. Sub. Nts., 12/15/12                         1,000,000     1,067,500
------------------------------------------------------------------------------
Doane Pet Care Co.:
10.625% Sr. Sub. Nts., 11/15/15 3                        875,000       916,563
10.75% Sr. Nts., 3/1/10                                1,700,000     1,857,250
------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                  687,000       707,610
8.875% Sr. Unsec. Nts., 3/15/11                          146,000       150,380
------------------------------------------------------------------------------
Hines Nurseries, Inc.,
10.25% Sr. Unsec. Sub. Nts., 10/1/11                     600,000       591,000
------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                     925,000       959,688
8% Sr. Nts., Series B, 10/15/09                          900,000       954,000
------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                 1,000,000     1,037,500
------------------------------------------------------------------------------
United Biscuits Finance plc,
10.625% Sr. Sub. Nts., 4/15/11 [EUR]                   1,000,000     1,266,767
                                                                  ------------
                                                                    10,378,133

------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Church & Dwight Co., Inc.,
6% Sr. Unsec. Sub. Nts., 12/15/12                        900,000       891,000
------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                               1,000,000     1,070,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11                    1,400,000     1,473,500
                                                                  ------------
                                                                     3,434,500

------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc.,
7.75% Sr. Unsec. Sub. Nts., 1/15/14                      300,000       304,500
------------------------------------------------------------------------------
ENERGY--7.8%
------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Dresser, Inc.,
9.375% Sr. Sub. Nts., 4/15/11                            400,000       423,000
------------------------------------------------------------------------------
Hanover Compressor Co.,
8.625% Sr. Unsec. Sub. Nts., 12/15/10                    700,000       743,750
------------------------------------------------------------------------------
Hanover Equipment Trust,
8.50% Sr. Sec. Nts., Series A, 9/1/08                    221,000       230,116
------------------------------------------------------------------------------
Petroleum Helicopters, Inc.,
9.375% Sr. Nts., 5/1/09                                  600,000       635,250
------------------------------------------------------------------------------
Universal Compression, Inc.,
7.25% Sr. Unsec. Sub. Nts., 5/15/10                      800,000       816,000
                                                                  ------------
                                                                     2,848,116

------------------------------------------------------------------------------
OIL & GAS--7.3%
Arch Western Finance LLC,
6.75% Sr. Nts., 7/1/13                                   900,000       921,375
------------------------------------------------------------------------------
Atlas Pipeline Partners LP,
8.125% Sr. Nts., 12/15/15 3                              450,000       456,188

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
OIL & GAS Continued
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                     $    550,000  $    552,750
6.875% Sr. Unsec. Nts., 1/15/16                          420,000       432,600
------------------------------------------------------------------------------
Clayton Williams Energy, Inc.,
7.75% Sr. Unsec. Nts., 8/1/13                            390,000       376,350
------------------------------------------------------------------------------
Compton Petroleum Corp.,
7.625% Sr. Nts., 12/1/13 3                               670,000       688,425
------------------------------------------------------------------------------
Delta Petroleum Corp.,
7% Sr. Unsec. Nts., 4/1/15                               265,000       245,788
------------------------------------------------------------------------------
El Paso Corp.,
7.875% Sr. Unsec. Nts., 6/15/12                        3,207,000     3,319,245
------------------------------------------------------------------------------
El Paso Energy Corp.,
7.625% Nts., 7/15/11                                     350,000       357,875
------------------------------------------------------------------------------
El Paso Production Holding Co.,
7.75% Sr. Unsec. Nts., 6/1/13                          3,000,000     3,127,500
------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14               1,000,000     1,042,500
------------------------------------------------------------------------------
Foundation PA Coal Co.,
7.25% Sr. Unsec. Nts., 8/1/14                            850,000       882,938
------------------------------------------------------------------------------
Frontier Oil Corp.,
6.625% Sr. Unsec. Nts., 10/1/11                          450,000       461,250
------------------------------------------------------------------------------
Massey Energy Co.,
6.625% Sr. Nts., 11/15/10                                400,000       408,500
------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                    1,300,000     1,329,250
8.375% Sr. Sub. Nts., 8/15/12                            600,000       645,000
------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy
Finance Corp., 6.25% Sr. Nts., 9/15/15 3                 195,000       193,050
------------------------------------------------------------------------------
Peabody Energy Corp.,
6.875% Sr. Unsec. Nts., Series B, 3/15/13              1,200,000     1,254,000
------------------------------------------------------------------------------
Plains Exploration & Production Co.,
7.125% Sr. Nts., 6/15/14                                 600,000       624,000
------------------------------------------------------------------------------
Premcor Refining Group, Inc.,
9.50% Sr. Nts., 2/1/13                                 1,000,000     1,115,174
------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                            445,000       438,325
7.375% Sr. Sub. Nts., 7/15/13                            400,000       416,000
------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                    2,100,000     2,164,901
8% Sr. Unsub. Nts., 3/1/32                               900,000       991,362
8.875% Sr. Nts., 3/15/10                                 700,000       751,601
------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                     860,000       819,150
8.25% Sr. Unsec. Sub. Nts., 12/15/11                   1,600,000     1,660,000
------------------------------------------------------------------------------
Targa Resources, Inc.,
8.50% Sr. Nts., 11/1/13 3                                950,000       978,500
------------------------------------------------------------------------------
Teekay Shipping Corp.,
8.875% Sr. Nts., 7/15/11                                 575,000       652,625
------------------------------------------------------------------------------
Tennessee Gas Pipeline Co.,
7.50% Bonds, 4/1/17                                    4,415,000     4,749,706


                      10 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
OIL & GAS Continued
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 3                           $    715,000  $    722,150
6.625% Sr. Nts., 11/1/15 3                               715,000       725,725
------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.,
8.875% Sr. Unsub. Nts., Series B, 7/15/12                200,000       230,000
------------------------------------------------------------------------------
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts., 5/1/12                              800,000       814,000
------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                      550,000       574,063
7.625% Nts., 7/15/19                                     900,000       969,750
8.75% Unsec. Nts., 3/15/32                             2,400,000     2,796,000
------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc.,
6.50% Nts., 12/1/08 1                                    300,000       306,000
                                                                  ------------
                                                                    39,193,616

------------------------------------------------------------------------------
FINANCIALS--3.7%
------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Berry Plastics Corp.,
10.75% Sr. Sub. Nts., 7/15/12                          1,900,000     2,052,000
------------------------------------------------------------------------------
Charter Communications Holdings I
LLC, 11% Sr. Sec. Nts., 10/1/15 3                      1,000,000       845,000
------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12%
Sr. Unsec. Sub. Nts., Series B, 9/30/08 1              1,550,000       860,250
------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Nts., 9/15/13 3                               291,000       296,093
8% Sr. Nts., 6/15/11 3                                   825,000       862,125
                                                                  ------------
                                                                     4,915,468

------------------------------------------------------------------------------
COMMERCIAL BANKS--0.2%
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                 517,000       572,578
------------------------------------------------------------------------------
Western Financial Bank,
9.625% Unsec. Sub. Debs., 5/15/12                        400,000       450,000
                                                                  ------------
                                                                     1,022,578

------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Affinia Group, Inc.,
9% Sr. Unsec. Sub. Nts., 11/30/14                        450,000       357,750
------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US
Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts.,
Series B, 10/1/14 5                                    1,600,000     1,172,000
9.625% Sr. Sub. Nts., 6/15/14                          1,560,000     1,743,300
------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash
Finance Corp., 8.75% Sr. Sub. Nts., 3/15/12              373,000       398,644
------------------------------------------------------------------------------
JSG Funding plc,
7.75% Sr. Unsec. Sub. Nts., 4/1/15                       865,000       722,275
------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3               3,540,000     3,522,300
------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                           270,000       265,275
9% Sr. Unsec. Nts., 5/1/10 6                             270,000       272,700
                                                                  ------------
                                                                     8,454,244

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
REAL ESTATE--1.0%
American Casino & Entertainment
Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                              $  1,300,000  $  1,339,000
------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                   837,000       920,700
------------------------------------------------------------------------------
HMH Properties, Inc.,
7.875% Sr. Nts., Series B, 8/1/08                        196,000       199,185
------------------------------------------------------------------------------
Host Marriott LP,
6.375% Sr. Nts., Series O, 3/15/15                     1,025,000     1,027,563
------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                          457,000       500,415
10.50% Sr. Unsec. Nts., 6/15/09                          350,000       370,563
------------------------------------------------------------------------------
Trustreet Properties, Inc.,
7.50% Sr. Unsec. Nts., 4/1/15                          1,145,000     1,150,725
                                                                  ------------
                                                                     5,508,151

------------------------------------------------------------------------------
HEALTH CARE--6.2%
------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts., 2/15/12                             600,000       612,000
------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.,
8.125% Sr. Sub. Nts., 6/15/12 1                          700,000       738,500
------------------------------------------------------------------------------
Universal Hospital Services, Inc.,
10.125% Sr. Unsec. Nts., 11/1/11                         800,000       832,000
                                                                  ------------
                                                                     2,182,500

------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.7%
AmeriPath, Inc.,
10.50% Sr. Unsec. Sub. Nts., 4/1/13                      700,000       745,500
------------------------------------------------------------------------------
Beverly Enterprises, Inc.,
7.875% Sr. Sub. Nts., 6/15/14                            600,000       645,000
------------------------------------------------------------------------------
Community Health Systems, Inc.,
6.50% Sr. Unsec. Sub. Nts., 12/15/12                     900,000       880,875
------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                          890,000       910,025
7.25% Sr. Unsec. Sub. Nts., 3/15/15                    1,910,000     1,943,425
------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                             600,000       589,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                       500,000       533,125
------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II,
7.875% Nts., 2/1/08                                    1,600,000     1,656,000
------------------------------------------------------------------------------
Genesis HealthCare Corp.,
8% Sr. Sub. Nts., 10/15/13                               400,000       423,000
------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                         1,400,000     1,413,990
6.375% Nts., 1/15/15                                   1,500,000     1,523,751
8.75% Sr. Nts., 9/1/10                                 2,800,000     3,110,792
------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                    1,700,000     1,734,000
8.375% Unsec. Nts., 10/1/11                              700,000       715,750
10.75% Sr. Unsec. Sub. Nts., 10/1/08                     357,000       358,785


                      11 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued
------------------------------------------------------------------------------

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Medquest, Inc., 11.875% Sr. Unsec. Sub.
Nts., Series B, 8/15/12                             $    900,000  $    873,000
------------------------------------------------------------------------------
National Nephrology Assn.,
9% Sr. Sub. Nts., 11/1/11 3                              200,000       222,500
------------------------------------------------------------------------------
NDCHealth Corp.,
10.50% Sr. Unsec. Sub. Nts., 12/1/12                     600,000       688,500
------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                            185,000       188,006
6.875% Sr. Sub. Nts., 12/15/15                           285,000       290,700
------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.,
10.75% Sr. Unsec. Unsub. Nts., 6/1/09                    714,000       765,765
------------------------------------------------------------------------------
Psychiatric Solutions, Inc.,
7.75% Sr. Unsec. Sub. Nts., 7/15/15                      485,000       503,188
------------------------------------------------------------------------------
Quintiles Transnational Corp.,
10% Sr. Sub. Nts., 10/1/13                               600,000       672,000
------------------------------------------------------------------------------
Rotech Healthcare, Inc.,
9.50% Sr. Unsec. Sub. Nts., 4/1/12                       600,000       633,000
------------------------------------------------------------------------------
Select Medical Corp.,
7.625% Sr. Unsec. Sub. Nts., 2/1/15                    1,575,000     1,523,813
------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                               1,574,000     1,444,145
7.375% Nts., 2/1/13                                       57,000        52,868
9.875% Sr. Nts., 7/1/14                                2,300,000     2,340,250
------------------------------------------------------------------------------
Triad Hospitals, Inc.,
7% Sr. Sub. Nts., 11/15/13                               920,000       926,900
------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                              650,000       698,750
10.75% Sr. Unsec. Sub. Nts., 8/15/14                     650,000       724,750
------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC,
0%/11.25% Sr. Disc. Nts., 10/1/15 5                    1,060,000       779,100
                                                                  ------------
                                                                    30,510,753

------------------------------------------------------------------------------
PHARMACEUTICALS--0.1%
Valeant Pharmaceuticals International,
Inc., 7% Sr. Nts., 12/15/11 1                            800,000       790,000
------------------------------------------------------------------------------
INDUSTRIALS--6.0%
------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Alliant Techsystems, Inc.,
8.50% Sr. Unsec. Sub. Nts., 5/15/11 1                    900,000       949,500
------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                300,000       301,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                       57,000        60,135
------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                            684,000       666,900
6.125% Sr. Unsec. Sub. Nts., 1/15/14                   1,100,000     1,094,500
6.375% Sr. Sub. Nts., 10/15/15 3                       1,280,000     1,283,200
7.625% Sr. Sub. Nts., 6/15/12                            500,000       528,750
------------------------------------------------------------------------------
TD Funding Corp.,
8.375% Sr. Sub. Nts., 7/15/11                          1,200,000     1,269,000

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                            $    580,000  $    630,750
11% Sr. Sub. Nts., 2/15/13                               454,000       511,885
                                                                  ------------
                                                                     7,296,120

------------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp., 9% Debs., 8/1/12                              700,000       610,750
------------------------------------------------------------------------------
ATA Holdings Corp.,
13% Sr. Unsec. Nts., 2/1/09 2                          1,575,000        70,875
                                                                  ------------
                                                                       681,625

------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Associated Materials, Inc.,
9.75% Sr. Sub. Nts., 4/15/12                             700,000       679,000
------------------------------------------------------------------------------
Goodman Global Holding Co., Inc.,
7.875% Sr. Sub. Nts., 12/15/12 3                         560,000       523,600
------------------------------------------------------------------------------
Jacuzzi Brands, Inc.,
9.625% Sr. Sec. Nts., 7/1/10                             544,000       580,720
------------------------------------------------------------------------------
Nortek, Inc.,
8.50% Sr. Unsec. Unsub. Nts., 9/1/14                     600,000       582,000
                                                                  ------------
                                                                     2,365,320

------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                  225,000       228,375
7.375% Sr. Sec. Nts., Series B, 4/15/14                2,250,000     2,199,375
8.875% Sr. Nts., Series B, 4/1/08                      1,900,000     2,014,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                   283,000       307,763
------------------------------------------------------------------------------
American Pad & Paper Co.,
13% Sr. Sub. Nts., Series B, 11/15/05 1,2                200,000            --
------------------------------------------------------------------------------
Cenveo Corp.,
7.875% Sr. Sub. Nts., 12/1/13                          1,600,000     1,552,000
------------------------------------------------------------------------------
Comforce Operating, Inc.,
12% Sr. Nts., Series B, 12/1/07 1                        350,000       350,438
------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                      890,000       885,550
7.50% Sr. Nts., 5/1/11                                   500,000       520,000
------------------------------------------------------------------------------
Mail-Well I Corp.,
9.625% Sr. Nts., 3/15/12                                 600,000       651,000
                                                                  ------------
                                                                     8,708,501

------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Belden & Blake Corp.,
8.75% Sec. Nts., 7/15/12                                 650,000       666,250
------------------------------------------------------------------------------
Dayton Superior Corp.,
13% Sr. Unsec. Sub. Nts., 6/15/09                        100,000        76,000
------------------------------------------------------------------------------
General Cable Corp.,
9.50% Sr. Nts., 11/15/10 1                               500,000       532,500


                      12 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
UCAR Finance, Inc.,
10.25% Sr. Nts., 2/15/12                            $    400,000  $    424,500
                                                                  ------------
                                                                     1,699,250

------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Great Lakes Dredge & Dock Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/13                     250,000       226,563
------------------------------------------------------------------------------
MACHINERY--1.0%
Douglas Dynamics LLC,
7.75% Sr. Nts., 1/15/12 3                                600,000       582,000
------------------------------------------------------------------------------
Greenbrier Cos., Inc.,
8.375% Sr. Unsec. Nts., 5/15/15                          740,000       758,500
------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                 150,000       154,875
10.50% Sr. Sub. Nts., 8/1/12                             520,000       579,800
------------------------------------------------------------------------------
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts., 5/15/11                          1,700,000     1,462,000
------------------------------------------------------------------------------
Navistar International Corp.,
7.50% Sr. Nts., 6/15/11                                  200,000       191,500
------------------------------------------------------------------------------
NMHG Holding Co.,
10% Sr. Nts., 5/15/09                                    600,000       642,000
------------------------------------------------------------------------------
Trinity Industries, Inc.,
6.50% Sr. Nts., 3/15/14                                1,000,000       990,000
                                                                  ------------
                                                                     5,360,675

------------------------------------------------------------------------------
MARINE--0.0%
Navigator Gas Transport plc, 10.50%
First Priority Ship Mtg. Nts., 6/30/07 1,2               191,000       216,785
------------------------------------------------------------------------------
WPO Shipholding Co. LLC,
12% Sr. Sec. Nts., 7/15/05 1,2                           700,000         3,920
                                                                  ------------
                                                                       220,705

------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The),
7.50% Sr. Nts., 6/15/09                                  500,000       518,750
------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                              150,000       138,000
7.50% Sr. Unsec. Nts., 11/1/13                           928,000       895,520
9.625% Sr. Nts., 12/1/12                               1,100,000     1,200,375
                                                                  ------------
                                                                     2,752,645

------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.5%
United Rentals, Inc.,
7% Sr. Sub. Nts., 2/15/14                              3,100,000     2,914,000
------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                      473,000       500,198

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.0%
------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.7%
Lucent Technologies, Inc.,
6.45% Unsec. Debs., 3/15/29                         $  4,500,000  $  3,881,250
------------------------------------------------------------------------------
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts., 1/15/07 2                1,150,000        11,500
                                                                  ------------
                                                                     3,892,750

------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
Seagate Technology Hdd Holdings,
8% Sr. Nts., 5/15/09                                     700,000       738,500
------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Flextronics International Ltd.,
6.25% Sr. Sub. Nts., 11/15/14                          2,700,000     2,676,375
------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp.,
9% Sr. Unsec. Sub. Nts., 8/1/14                          875,000       888,125
------------------------------------------------------------------------------
Sanmina-SCI Corp.,
6.75% Unsec. Sub. Nts., 3/1/13                           920,000       879,750
------------------------------------------------------------------------------
Sensus Metering System, Inc.,
8.625% Sr. Unsec. Sub. Nts., 12/15/13                  1,000,000       890,000
                                                                  ------------
                                                                     5,334,250

------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 1,2 [EUR]                      846,550         2,506
------------------------------------------------------------------------------
NorthPoint Communications Group, Inc.,
12.875% Nts., 2/15/10 1,2                                240,208            --
------------------------------------------------------------------------------
PSINet, Inc., 10.50%
Sr. Unsec. Nts., 12/1/06 1,2 [EUR]                     1,000,000            --
                                                                  ------------
                                                                         2,506

------------------------------------------------------------------------------
IT SERVICES--1.3%
DI Finance/DynCorp International
LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13                                      1,300,000     1,358,500
------------------------------------------------------------------------------
Iron Mountain, Inc.,
8.625% Sr. Unsec. Sub. Nts., 4/1/13                    1,000,000     1,047,500
------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 3                      2,130,000     2,215,200
10.25% Sr. Sub. Nts., 8/15/15 3                        2,390,000     2,401,950
                                                                  ------------
                                                                     7,023,150

------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Advanced Micro Devices, Inc.,
7.75% Sr. Unsec. Nts., 11/1/12                         3,050,000     3,095,750
------------------------------------------------------------------------------
Amkor Technology, Inc.,
9.25% Sr. Unsec. Sub. Nts., 2/15/08                    1,431,000     1,395,225
                                                                  ------------
                                                                     4,490,975


                      13 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued
------------------------------------------------------------------------------

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
MATERIALS--10.9%
------------------------------------------------------------------------------
CHEMICALS--3.4%
ClimaChem, Inc.,
10.75% Sr. Unsec. Nts.,
Series B, 12/1/07 1                                 $    250,000  $    200,000
------------------------------------------------------------------------------
Crompton Corp., 9.875%
Sr. Nts., 8/1/12                                         800,000       917,000
------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar
Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                           400,000       423,000
10.125% Sr. Unsec. Nts., 9/1/08                           57,000        62,130
10.625% Sr. Unsec. Nts., 5/1/11                        1,400,000     1,547,000
------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts.,
7/1/09 [EUR]                                              62,000        76,200
10.125% Sr. Unsec. Sub. Nts., 7/1/09                   1,645,000     1,706,688
------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Sub. Nts., 1/1/15 3                         2,200,000     2,134,000
9.875% Sr. Nts., 3/1/09                                2,000,000     2,120,000
------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 6                        332,000       377,650
11.625% Sr. Unsec. Nts., 10/15/10                         37,000        42,319
------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13                           57,000        65,764
10.875% Sr. Unsec. Nts., Series B, 6/1/08                 11,000        12,238
------------------------------------------------------------------------------
Innophos, Inc.,
9.625% Sr. Sub. Nts., 8/15/14 3,6                      1,000,000     1,012,500
------------------------------------------------------------------------------
ISP Chemco, Inc.,
10.25% Sr. Unsec. Sub. Nts., 7/1/11                      500,000       535,000
------------------------------------------------------------------------------
ISP Holdings, Inc.,
10.625% Sr. Sec. Nts., 12/15/09                          300,000       316,500
------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec.
Sub. Disc. Nts., 11/15/14 5                              750,000       495,000
------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08 1                               34,000        35,785
9.50% Sr. Sec. Nts., 12/15/08 1                           59,000        62,171
9.625% Sr. Sec. Nts., Series A, 5/1/07                 1,000,000     1,048,750
10.50% Sr. Sec. Nts., 6/1/13                             800,000       913,000
11.125% Sr. Sec. Nts., 7/15/12                           300,000       337,125
------------------------------------------------------------------------------
Millennium America, Inc.,
9.25% Sr. Unsec. Sub. Nts., 6/15/08                      711,000       770,546
------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                               450,000       461,250
13.50% Sr. Unsec. Sub. Nts., 11/15/10                    300,000       318,750
------------------------------------------------------------------------------
Rhodia SA,
10.25% Sr. Unsec. Nts., 6/1/10                           390,000       429,000
------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                            400,000       400,500
10.625% Sr. Unsec. Sub. Nts., 5/15/11                    291,000       320,464
------------------------------------------------------------------------------
Sterling Chemicals, Inc.,
10% Sr. Sec. Nts., 12/19/07 1,7                          173,321       167,255
------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox
Finance Corp., 9.50% Sr. Nts., 12/1/12 3                 955,000       978,875

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
CHEMICALS Continued
Westlake Chemical Corp.,
8.75% Sr. Nts., 7/15/11                             $    260,000  $    279,500
                                                                  ------------
                                                                    18,565,960

------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
NTK Holdings, Inc.,
0%/10.75% Sr. Disc. Nts., 3/1/14 5                     1,420,000       894,600
------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.1%
Crown Americas, Inc.,
7.75% Sr. Nts., 11/15/15 3                               760,000       790,400
------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                          350,000       346,500
9.875% Sr. Unsec. Sub. Nts., 10/15/14                    600,000       588,000
------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                1,000,000     1,007,500
9.50% Sr. Sub. Nts., 8/15/13                             700,000       672,000
------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                     350,000       323,750
8.25% Sr. Unsec. Nts., 10/1/12                         1,950,000     1,881,750
------------------------------------------------------------------------------
MDP Acquisitions plc,
9.625% Sr. Nts., 10/1/12                                 800,000       804,000
------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                             500,000       524,375
8.25% Sr. Unsec. Nts., 5/15/13                           557,000       577,888
8.75% Sr. Sec. Nts., 11/15/12                          1,350,000     1,458,000
8.875% Sr. Sec. Nts., 2/15/09                            300,000       314,625
------------------------------------------------------------------------------
Pliant Corp.:
11.125% Sr. Sec. Nts., 9/1/09 2                          600,000       537,000
11.625% Sr. Sec. Nts., 6/15/09 2,7                       540,268       575,385
------------------------------------------------------------------------------
Solo Cup Co.,
8.50% Sr. Sub. Nts., 2/15/14                           1,050,000       924,000
------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                  750,000       729,375
9.25% Sr. Unsec. Nts., 2/1/08                          1,000,000     1,030,000
9.75% Sr. Unsec. Nts., 2/1/11                          1,000,000     1,015,000
------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II,
7.375% Sr. Unsec. Nts., 7/15/14                          300,000       274,500
------------------------------------------------------------------------------
Tekni-Plex, Inc.,
10.875% Sr. Sec. Nts., 8/15/12 3                         290,000       317,550
------------------------------------------------------------------------------
TriMas Corp.,
9.875% Sr. Unsec. Sub. Nts., 6/15/12                   2,300,000     1,909,000
                                                                  ------------
                                                                    16,600,598

------------------------------------------------------------------------------
METALS & MINING--2.8%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                         3,007,000     2,728,853
7.875% Sr. Unsec. Nts., 2/15/09                          300,000       286,500
------------------------------------------------------------------------------
Century Aluminum Co.,
7.50% Sr. Unsec. Nts., 8/15/14                         1,000,000       990,000
------------------------------------------------------------------------------
Gibraltar Industries, Inc.,
8% Sr. Sub. Nts., 12/1/15 1                              575,000       579,313
------------------------------------------------------------------------------
IMCO Recycling, Inc.,
10.375% Sr. Sec. Nts., 10/15/10                          700,000       768,250


                      14 | OPPENHEIMER HIGH INCOME FUND/VA

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
METALS & MINING Continued
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                 $    300,000  $    330,000
------------------------------------------------------------------------------
Ispat Inland ULC,
9.75% Sr. Sec. Nts., 4/1/14                            1,364,000     1,551,550
------------------------------------------------------------------------------
Jorgensen (Earle M.) Co.,
9.75% Sr. Sec. Nts., 6/1/12                              800,000       860,000
------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B, 10/15/06 2                 1,000,000     1,015,000
------------------------------------------------------------------------------
Koppers Industry, Inc.,
9.875% Sr. Sec. Nts., 10/15/13                           900,000       981,000
------------------------------------------------------------------------------
Northwest Pipeline Corp.,
8.125% Sr. Nts., 3/1/10                                  200,000       213,000
------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 3,6             2,215,000     2,076,563
------------------------------------------------------------------------------
Oregon Steel Mills, Inc.,
10% Sr. Nts., 7/15/09                                  1,300,000     1,397,500
------------------------------------------------------------------------------
Steel Dynamics, Inc.,
9.50% Sr. Nts., 3/15/09                                  400,000       423,000
------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                  505,000       551,713
10.75% Sr. Nts., 8/1/08                                  389,000       431,790
                                                                  ------------
                                                                    15,184,032

------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.4%
Abitibi-Consolidated, Inc.,
8.55% Nts., 8/1/10                                       300,000       305,250
------------------------------------------------------------------------------
Appleton Papers, Inc.,
8.125% Sr. Nts., 6/15/11                                 600,000       586,500
------------------------------------------------------------------------------
Buckeye Technologies, Inc.,
8.50% Sr. Nts., 10/1/13                                  350,000       351,750
------------------------------------------------------------------------------
Georgia-Pacific Corp.:
7.75% Sr. Unsec. Nts., 11/15/29                        2,000,000     1,835,000
8.125% Sr. Unsec. Nts., 5/15/11                        1,300,000     1,308,125
------------------------------------------------------------------------------
Inland Fiber Group LLC,
9.625% Sr. Unsec. Nts., 11/15/07 1,2                   1,700,000       892,500
------------------------------------------------------------------------------
JSG Holding plc,
11.50% Sr. Nts., 10/1/15 3,7 [EUR]                       291,088       318,771
------------------------------------------------------------------------------
Mercer International, Inc.,
9.25% Sr. Nts., 2/15/13                                  620,000       525,450
------------------------------------------------------------------------------
Norske Skog Canada Ltd.,
7.375% Sr. Unsec. Nts., 3/1/14                           600,000       528,000
------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                  700,000       378,000
8.50% Sr. Unsec. Nts., 2/1/11                            149,000        83,440
------------------------------------------------------------------------------
Western Forest Products, Inc.,
15% Sec. Nts., 7/28/09 3,7                               432,430       464,862
                                                                  ------------
                                                                     7,577,648

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.8%
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.2%
American Tower Corp.,
7.125% Sr. Unsec. Nts., 10/15/12                    $    500,000  $    517,500
------------------------------------------------------------------------------
Intelsat Bermuda Ltd.,
8.625% Sr. Nts., 1/15/15 3                             2,580,000     2,618,700
------------------------------------------------------------------------------
MCI, Inc., 7.688% Sr. Unsec. Nts., 5/1/09 6              600,000       621,000
------------------------------------------------------------------------------
PanAmSat Corp.,
9% Sr. Unsec. Nts., 8/15/14                            1,300,000     1,368,250
------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375%
Sr. Unsec. Disc. Nts., 11/1/14 5                         750,000       528,750
------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                        900,000       915,750
7.90% Unsec. Nts., 8/15/10                             2,357,000     2,451,280
------------------------------------------------------------------------------
Qwest Communications International, Inc.:
3.50% Cv. Sr. Unsec. Bonds, 11/15/25                     635,000       738,981
7.25% Sr. Unsec. Sub. Nts., 2/15/11 6                    600,000       615,000
------------------------------------------------------------------------------
Qwest Corp.,
8.875% Unsec. Unsub. Nts., 3/15/12 6                   3,200,000     3,624,000
------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,2             400,000            --
------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc.,
9.25% Sr. Unsec. Unsub. Nts., 2/15/14                  1,850,000     1,961,000
------------------------------------------------------------------------------
Time Warner Telecom, Inc.,
10.125% Sr. Unsec. Sub. Nts., 2/1/11                   1,100,000     1,157,750
------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC,
7.75% Sr. Unsec. Sub. Nts., 2/15/15                      445,000       467,250
------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 1,2                           1,000,000        15,000
                                                                  ------------
                                                                    17,600,211

------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.6%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                  500,000       543,125
11% Sr. Unsec. Nts., 7/31/10                              57,000        64,553
12.50% Sr. Unsec. Nts., 2/1/11                           100,000       108,500
------------------------------------------------------------------------------
American Cellular Corp.,
10% Sr. Nts., Series B, 8/1/11                         2,110,000     2,299,900
------------------------------------------------------------------------------
American Tower Corp.,
7.50% Sr. Nts., 5/1/12                                 1,650,000     1,732,500
------------------------------------------------------------------------------
American Tower Escrow Corp.,
12.25% Sr. Sub. Disc. Nts., 8/1/08 8                   1,400,000     1,102,500
------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 6                      1,576,000     1,746,418
9.75% Sr. Nts., 11/15/31 6                             1,500,000     1,889,774
------------------------------------------------------------------------------
CellNet Data Systems, Inc.,
Sr. Unsec. Disc. Nts., 10/1/07 1,2                     1,834,000            --
------------------------------------------------------------------------------
Centennial Cellular Operating Co.
LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                              1,700,000     1,857,250


                      15 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued
------------------------------------------------------------------------------

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Dobson Cellular Systems, Inc.,
8.375% Sr. Sec. Nts., 11/1/11                       $    470,000  $    501,138
------------------------------------------------------------------------------
Dobson Communications Corp.:
8.40% Sr. Nts., 10/15/12 3,6                             290,000       290,000
8.875% Sr. Nts., 10/1/13                                 369,000       369,923
------------------------------------------------------------------------------
IWO Holdings, Inc.,
7.90% Sr. Sec. Nts., 1/15/12 6                           220,000       229,350
------------------------------------------------------------------------------
Loral Skynet Corp.,
14% Sr. Sec. Nts., 10/15/15 7                            198,000       239,580
------------------------------------------------------------------------------
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D, 8/1/15                      7,490,000     7,910,504
------------------------------------------------------------------------------
Nextel Partners, Inc.,
8.125% Sr. Nts., 7/1/11                                  700,000       751,625
------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                               2,100,000     2,115,750
7.50% Sec. Nts., 3/15/15                                 900,000       976,500
8% Sr. Sub. Nts., 12/15/12                               600,000       638,250
------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                           1,957,000     1,986,355
9.875% Sr. Nts., 2/1/10                                2,600,000     2,756,000
------------------------------------------------------------------------------
SBA Communications Corp.,
8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                    909,000     1,013,535
------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA
Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 5                    1,540,000     1,436,050
------------------------------------------------------------------------------
Triton PCS, Inc.,
8.50% Sr. Unsec. Nts., 6/1/13                          1,222,000     1,142,570
------------------------------------------------------------------------------
UbiquiTel Operating Co.,
9.875% Sr. Nts., 3/1/11                                1,100,000     1,223,750
------------------------------------------------------------------------------
US Unwired, Inc.,
10% Sr. Sec. Nts., 6/15/12                               500,000       565,000
                                                                  ------------
                                                                    35,490,400

------------------------------------------------------------------------------
UTILITIES--4.5%
------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.9%
AES Corp. (The),
8.75% Sr. Sec. Nts., 5/15/13 3                         1,150,000     1,257,813
------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Nts., 7/15/07 2,3              1,393,915     1,139,526
------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                  357,000       369,495
7.75% Sr. Nts., 8/1/10                                   400,000       421,500
------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp.,
7.99% Sec. Bonds, Series B, 12/30/11                     842,000       887,929
------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 3                                   522,925       522,459
6.125% Nts., 3/25/19 3                                   301,909       296,069
------------------------------------------------------------------------------
Midwest Generation LLC,
8.75% Sr. Sec. Nts., 5/1/34                            3,900,000     4,314,375

                                                       PRINCIPAL         VALUE
                                                          AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Mirant Americas Generation LLC,
8.30% Sr. Unsec. Nts., 5/1/11 2                     $    200,000  $    254,000
------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW
Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                   700,000       722,750
------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                              400,000       428,000
------------------------------------------------------------------------------
NRG Energy, Inc.,
8% Sr. Sec. Nts., 12/15/13                               380,000       425,600
------------------------------------------------------------------------------
Reliant Energy, Inc.,
6.75% Sr. Sec. Nts., 12/15/14                            500,000       438,750
------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                             657,000       660,285
9.50% Sr. Sec. Nts., 7/15/13                             700,000       705,250
------------------------------------------------------------------------------
Sierra Pacific Resources,
6.75% Sr. Nts., 8/15/17 3                              2,081,000     2,081,000
------------------------------------------------------------------------------
Texas Genco LLC,
6.875% Sr. Nts., 12/15/14 3                              594,000       645,975
                                                                  ------------
                                                                    15,570,776

------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Mirant North America LLC,
7.375% Sr. Nts., 12/31/13 3                              360,000       365,850
------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc.,
7.125% Sr. Nts., 5/15/08                                 400,000       408,477
------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.4%
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A,
11/30/19 1,9                                           1,007,001     1,112,736
9.20% Sr. Sec. Bonds, Series B, 11/30/29 1               500,000       565,000
------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                    901,000       891,990
8.75% Sr. Nts., 2/15/12                                  424,000       460,040
10.125% Sr. Sec. Nts., 7/15/13 3                       3,100,000     3,518,500
------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC,
8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12 2                                      771,107       833,044
------------------------------------------------------------------------------
NorthWestern Corp.,
5.875% Sr. Sec. Nts., 11/1/14                            580,000       583,990
                                                                  ------------
                                                                     7,965,300
                                                                  ------------
Total Corporate Bonds and Notes
(Cost $468,466,952)                                                467,052,401


                      16 | OPPENHEIMER HIGH INCOME FUND/VA

                                                                         VALUE
                                                          SHARES    SEE NOTE 1
------------------------------------------------------------------------------
PREFERRED STOCKS--0.8%
------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 1,10                               13,764  $         --
------------------------------------------------------------------------------
Dobson Communications Corp., 6%
Cv., Series F (converts into Dobson
Communications Corp., Cl. A common
stock), Non-Vtg. 3                                           885       151,335
------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75%
Jr. Redeemable, Non-Vtg. 1,10                                498            50
------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum.
Exchangeable, Series B, Non-Vtg. 1,10                      8,000        10,000
------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable,
Non-Vtg. 1,10                                                342            --
------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A,
Non Vtg. 1,10                                              1,634       305,967
------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 1,10                  3,258           130
------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50%
Cum. Cv., Series A 1,7                                    23,546            --
------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 1,7                                                 212     1,844,930
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 1,10                                                  1         8,286
------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A,
Non-Vtg. 1,10                                                 22            46
------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum.,
Series B, Non-Vtg. 7                                         245       282,363
------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust,
12% Non-Cum., Series A 1                                  10,000     1,442,500
                                                                  ------------
Total Preferred Stocks (Cost $4,928,964)                             4,045,607

------------------------------------------------------------------------------
COMMON STOCKS--2.9%
------------------------------------------------------------------------------
Allegheny Technologies, Inc.                               3,310       119,425
------------------------------------------------------------------------------
Amerada Hess Corp.                                           895       113,504
------------------------------------------------------------------------------
Aon Corp.                                                  3,068       110,295
------------------------------------------------------------------------------
Apache Corp.                                               1,649       112,989
------------------------------------------------------------------------------
Apple Computer, Inc. 10                                    1,549       111,358
------------------------------------------------------------------------------
Ashland, Inc.                                              1,962       113,600
------------------------------------------------------------------------------
Avaya, Inc. 10                                            10,011       106,817
------------------------------------------------------------------------------
Broadwing Corp. 10                                           494         2,989
------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         1,689       119,615
------------------------------------------------------------------------------
Burlington Resources, Inc.                                 1,510       130,162
------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,10                      2,645            --
------------------------------------------------------------------------------
Centex Corp.                                               1,521       108,736
------------------------------------------------------------------------------
Charles River Laboratories
International, Inc. 10                                     8,360       354,213
------------------------------------------------------------------------------
Chesapeake Energy Corp.                                   42,000     1,332,660
------------------------------------------------------------------------------
Chubb Corp.                                                1,157       112,981

                                                                         VALUE
                                                          SHARES    SEE NOTE 1
------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------
CIGNA Corp.                                                  976  $    109,019
------------------------------------------------------------------------------
Citigroup, Inc.                                              359        17,422
------------------------------------------------------------------------------
Compuware Corp. 10                                        12,250       109,883
------------------------------------------------------------------------------
ConocoPhillips                                             1,800       104,724
------------------------------------------------------------------------------
Covad Communications Group, Inc. 10                       20,660        20,247
------------------------------------------------------------------------------
Coventry Health Care, Inc. 10                              1,893       107,825
------------------------------------------------------------------------------
Cummins, Inc.                                              1,250       112,163
------------------------------------------------------------------------------
D.R. Horton, Inc.                                          3,083       110,156
------------------------------------------------------------------------------
Devon Energy Corp.                                         1,800       112,572
------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 10                     43,391       325,433
------------------------------------------------------------------------------
Dow Chemical Co. (The)                                    13,000       569,660
------------------------------------------------------------------------------
E*TRADE Financial Corp. 10                                 5,617       117,171
------------------------------------------------------------------------------
Eastman Chemical Co.                                       2,014       103,902
------------------------------------------------------------------------------
Edison International, Inc.                                 2,458       107,193
------------------------------------------------------------------------------
EOG Resources, Inc.                                        1,496       109,762
------------------------------------------------------------------------------
Express Scripts, Inc. 10                                   1,283       107,515
------------------------------------------------------------------------------
Globix Corp. 10                                           11,467        15,480
------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 10                        6,580       114,360
------------------------------------------------------------------------------
Gulfstream Holding, Inc. 1,10                                 56            --
------------------------------------------------------------------------------
Halliburton Co.                                            1,711       106,014
------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
(The)                                                      1,274       109,424
------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,10                        20,000            --
------------------------------------------------------------------------------
Huntsman Corp. 1,10                                       19,570       320,146
------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. 10                                          42,107       263,590
------------------------------------------------------------------------------
iPCS, Inc. 10                                             10,189       491,619
------------------------------------------------------------------------------
KB Home                                                    1,580       114,803
------------------------------------------------------------------------------
Leap Wireless International, Inc. 10                       1,913        72,464
------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                               882       113,046
------------------------------------------------------------------------------
Lennar Corp., Cl. A                                        1,902       116,060
------------------------------------------------------------------------------
Liberty Global, Inc., Series A                             8,343       187,718
------------------------------------------------------------------------------
Liberty Global, Inc., Series C 10                          8,343       176,872
------------------------------------------------------------------------------
Loews Corp.                                                1,148       108,888
------------------------------------------------------------------------------
Loral Space & Communications Ltd. 10                      12,388       349,961
------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                    4,064       111,638
------------------------------------------------------------------------------
Magellan Health Services, Inc. 10                         10,104       317,771
------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                  1,039        52,179
------------------------------------------------------------------------------
Marathon Oil Corp.                                         1,844       112,429
------------------------------------------------------------------------------
MCI, Inc.                                                  1,629        32,140
------------------------------------------------------------------------------
Motorola, Inc.                                             4,759       107,506
------------------------------------------------------------------------------
National Semiconductor Corp.                               3,993       103,738
------------------------------------------------------------------------------
Nordstrom, Inc.                                            3,063       114,556
------------------------------------------------------------------------------
Norfolk Southern Corp.                                     2,545       114,092
------------------------------------------------------------------------------
Novell, Inc. 10                                           13,337       117,766


                      17 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF INVESTMENTS  Continued
------------------------------------------------------------------------------

                                                                         VALUE
                                                          SHARES    SEE NOTE 1
------------------------------------------------------------------------------
COMMON STOCKS Continued
------------------------------------------------------------------------------
NTL, Inc. 10                                              18,902  $  1,286,848
------------------------------------------------------------------------------
Nucor Corp.                                                1,648       109,955
------------------------------------------------------------------------------
NVIDIA Corp. 10                                            3,078       112,532
------------------------------------------------------------------------------
Occidental Petroleum Corp.                                 1,371       109,515
------------------------------------------------------------------------------
Office Depot, Inc. 10                                      3,751       117,781
------------------------------------------------------------------------------
Orbital Sciences Corp. 10                                  2,235        28,697
------------------------------------------------------------------------------
Phelps Dodge Corp.                                           804       115,671
------------------------------------------------------------------------------
Pioneer Cos., Inc. 10                                     10,688       320,319
------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 10                             24,040       576,720
------------------------------------------------------------------------------
Prandium, Inc. 1,10                                       62,829           628
------------------------------------------------------------------------------
Prudential Financial, Inc.                                 1,465       107,223
------------------------------------------------------------------------------
Pulte Homes, Inc.                                          2,650       104,304
------------------------------------------------------------------------------
Reebok International Ltd.                                  1,944       113,199
------------------------------------------------------------------------------
Rowan Cos., Inc.                                           3,001       106,956
------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,10                                396         4,950
------------------------------------------------------------------------------
Sunoco, Inc.                                               1,354       106,127
------------------------------------------------------------------------------
Teco Energy, Inc.                                         20,000       343,600
------------------------------------------------------------------------------
Telewest Global, Inc. 10                                  76,326     1,818,085
------------------------------------------------------------------------------
Telus Corp.                                                1,079        43,441
------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,10                                  7,500         7,500
------------------------------------------------------------------------------
United States Steel Corp.                                  2,336       112,292
------------------------------------------------------------------------------
UnumProvident Corp.                                        5,019       114,182
------------------------------------------------------------------------------
Valero Energy Corp.                                        2,212       114,139
------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,10                         2,701            88
------------------------------------------------------------------------------
Western Forest Products, Inc. 10                          85,047       133,886
------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                 20,000       463,400
------------------------------------------------------------------------------
WRC Media Corp. 1,10                                       1,353            27
------------------------------------------------------------------------------
XO Communications, Inc. 10                                 2,646         4,816
                                                                  ------------
Total Common Stocks
(Cost $15,081,636)                                                  15,515,132

                                                           UNITS
------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
------------------------------------------------------------------------------
American Tower Corp. Wts.,
Exp. 8/1/08 3,10                                           1,400       535,870
------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06 10                       500            --
------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,10                       600            --
------------------------------------------------------------------------------
Concentric Network Corp. Wts.,
Exp. 12/15/07 1,10                                           750            --
------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts.,
Exp. 9/30/08 1,10                                          1,750            --
------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,10                  1,500            --
------------------------------------------------------------------------------
ICO Global Communication Holdings
Ltd. Wts.:
Exp. 5/16/06 1,10                                         10,561           158
Exp. 5/16/06 1,10                                             16            --

                                                                         VALUE
                                                           UNITS    SEE NOTE 1
------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts.,
Exp. 1/31/08 1,10                                          5,148  $         --
------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,10                           750            --
------------------------------------------------------------------------------
Long Distance International, Inc.
Wts., Exp. 4/13/08 3,10                                      800            --
------------------------------------------------------------------------------
Loral Space & Communications Ltd.
Wts., Exp. 1/15/07 1,10                                      800            --
------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 10                      7,220            43
------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,10                       1,000            --
------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 10                                           20,000         5,600
------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/19/08 10                                             647            65
------------------------------------------------------------------------------
XO Communications, Inc., Cl. A
Wts., Exp. 1/16/10 10                                      5,300           795
------------------------------------------------------------------------------
XO Communications, Inc., Cl. B
Wts., Exp. 1/16/10 10                                      3,975           398
------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts.,
Exp. 1/16/10 10                                            3,975           358
                                                                  ------------
Total Rights, Warrants and Certificates
(Cost $86,502)                                                         543,287
                                                       PRINCIPAL
                                                          AMOUNT
------------------------------------------------------------------------------
STRUCTURED NOTES--3.4%
------------------------------------------------------------------------------
Dow Jones CDX High Yield Index
Pass-Through Certificates:
Series 3-4, 10.50%, 12/29/09 1,11                   $  1,450,000     1,421,000
Series 5-T3, 8.25%, 12/29/10 1,11                     12,000,000    12,030,000
------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High
Yield Targeted Return Index Securities,
Series 2005-1, 7.651%, 6/15/15 1,11                    4,478,309     4,667,652
                                                                  ------------
Total Structured Notes
(Cost $18,068,921)                                                  18,118,652

------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.8%
------------------------------------------------------------------------------
Undivided interest of 1.46% in joint repurchase
agreement (Principal Amount/Value $1,414,200,000,
with a maturity value of $1,414,844,247) with UBS
Warburg LLC, 4.10%, dated 12/30/05, to be repur-
chased at $20,613,386 on 1/3/06, collateralized
by Federal Home Loan Mortgage Corp., 5%,
1/1/35, with a value of $157,513,104 and
Federal National Mortgage Assn., 5%--5.50%,
3/1/34--10/1/35, with a value of
$1,301,420,187
(Cost $20,604,000)                                    20,604,000    20,604,000

------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $528,001,354)                                         97.5%  526,582,308
------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                              2.5    13,760,204
                                                    --------------------------

NET ASSETS                                                 100.0% $540,342,512
                                                    ==========================


                      18 | OPPENHEIMER HIGH INCOME FUND/VA

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

EUR     Euro

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2005 was $35,656,472, which represents 6.60% of the Fund's net assets, of which $320,774 is considered restricted. See
Note 7 of Notes to Financial Statements.

2. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $65,691,084 or 12.16% of the Fund's net assets as of December 31, 2005.

4. Received as the result of issuer reorganization.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Interest or dividend is paid-in-kind.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $1,027,650. See Note 6 of Notes to Financial Statements.

10. Non-income producing security.

11. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
Investments, at value (cost $528,001,354)--see accompanying statement of investments             $ 526,582,308
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                 3,092,534
---------------------------------------------------------------------------------------------------------------
Cash used for collateral on futures                                                                    700,000
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                          10,012,330
Shares of beneficial interest sold                                                                     437,725
Other                                                                                                   12,853
                                                                                                 --------------
Total assets                                                                                       540,837,750

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                 301,469
Distribution and service plan fees                                                                      92,666
Shareholder communications                                                                              52,489
Legal, auditing and other professional fees                                                             21,182
Trustees' compensation                                                                                  16,620
Transfer and shareholder servicing agent fees                                                            1,777
Futures margins                                                                                            776
Other                                                                                                    8,259
                                                                                                 --------------
Total liabilities                                                                                      495,238

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $ 540,342,512
                                                                                                 ==============

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                       $      64,129
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                         608,542,721
---------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                   38,892,209
---------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                    (105,687,479)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of assets and liabilities
 denominated in foreign currencies                                                                  (1,469,068)
                                                                                                 --------------
NET ASSETS                                                                                       $ 540,342,512
                                                                                                 ==============

---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $384,726,106 and 45,583,621 shares of beneficial interest outstanding)   $        8.44
---------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $155,616,406 and 18,545,426 shares of beneficial interest outstanding)   $        8.39

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      20 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
Interest                                                                                         $  43,816,440
---------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $117)                                                   332,760
---------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                      50
                                                                                                 --------------
Total investment income                                                                             44,149,250

---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
Management fees                                                                                      4,222,535
---------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                     352,904
---------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                      10,583
Service shares                                                                                          10,202
---------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                      53,828
Service shares                                                                                          17,661
---------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                  15,659
---------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                             12,554
---------------------------------------------------------------------------------------------------------------
Administration service fees                                                                              1,500
---------------------------------------------------------------------------------------------------------------
Other                                                                                                   48,023
                                                                                                 --------------
Total expenses                                                                                       4,745,449
Less reduction to custodian expenses                                                                   (12,554)
                                                                                                 --------------
Net expenses                                                                                         4,732,895

---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                               39,416,355

---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                                          5,084,552
Closing and expiration of futures contracts                                                           (302,824)
Foreign currency transactions                                                                          (17,921)
Swap contracts                                                                                          29,533
                                                                                                 --------------
Net realized gain                                                                                    4,793,340
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                        (31,141,023)
Translation of assets and liabilities denominated in foreign currencies                               (546,869)
Futures contracts                                                                                     (131,935)
Swap contracts                                                                                          90,514
                                                                                                 --------------
Net change in unrealized depreciation                                                              (31,729,313)

---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $  12,480,382
                                                                                                 ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER HIGH INCOME FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                  2005             2004
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment income                                                           $  39,416,355    $  38,670,671
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                            4,793,340         (682,850)
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                              (31,729,313)      10,279,974
                                                                                -------------------------------
Net increase in net assets resulting from operations                               12,480,382       48,267,795

---------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                (29,392,362)     (29,416,204)
Service shares                                                                     (8,541,230)      (5,469,874)

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                (74,783,236)     (10,547,360)
Service shares                                                                     27,161,237       54,117,983

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                         (73,075,209)      56,952,340
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               613,417,721      556,465,381
                                                                                -------------------------------
End of period (including accumulated net investment income of $38,892,209
 and $37,454,171, respectively)                                                 $ 540,342,512    $ 613,417,721
                                                                                ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      22 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,             2005          2004          2003          2002           2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    8.80     $    8.61     $    7.51     $    8.54      $    9.27
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .57 1         .58 1         .60           .58            .84
Net realized and unrealized gain (loss)                 (.37)          .15          1.09          (.76)          (.62)
                                                   ---------------------------------------------------------------------
Total from investment operations                         .20           .73          1.69          (.18)           .22
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.56)         (.54)         (.59)         (.85)          (.95)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    8.44     $    8.80     $    8.61     $    7.51      $    8.54
                                                   =====================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      2.31%         8.97%        23.96%        (2.40)%         1.97%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 384,726     $ 479,405     $ 480,112     $ 345,670      $ 344,788
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 444,477     $ 460,877     $ 396,858     $ 335,894      $ 347,723
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   6.79%         6.91%         8.31%         8.29%          9.94%
Total expenses                                          0.75% 4       0.75% 4       0.76% 4       0.77% 4        0.79% 4
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   64%           51%           48%           75%            46%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER HIGH INCOME FUND/VA

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

SERVICE SHARES  YEAR ENDED DECEMBER 31,                 2005          2004          2003          2002           2001 1
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    8.76     $    8.58     $    7.49     $    8.54      $    8.40
------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .55 2         .56 2         .61           .88            .20
Net realized and unrealized gain (loss)                 (.38)          .15          1.06         (1.08)          (.06)
                                                   ---------------------------------------------------------------------
Total from investment operations                         .17           .71          1.67          (.20)           .14
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.54)         (.53)         (.58)         (.85)            --
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $    8.39     $    8.76     $    8.58     $    7.49      $     8.54
                                                   =====================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      2.01%         8.73%        23.79%        (2.67)%         1.67%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 155,617     $ 134,013     $  76,354     $  17,705      $       3
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 141,287     $ 101,464     $  41,246     $   5,602      $       2
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   6.54%         6.63%         7.84%         8.91%         12.51%
Total expenses                                          1.00% 5       1.01% 5       1.04% 5       1.02% 5,6      0.96% 5
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   64%           51%           48%           75%            46%

1. For the period from September 18, 2001 (inception of offering) to December 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investments in high-yield fixed-income securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2005, the market value of these securities comprised 3.4% of the Fund's net assets and resulted in unrealized cumulative gains of $49,731.


                      25 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2005, securities with an aggregate market value of $7,987,591, representing 1.48% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                      26 | OPPENHEIMER HIGH INCOME FUND/VA

                                                                  NET UNREALIZED
                                                              DEPRECIATION BASED
                                                           ON COST OF SECURITIES
 UNDISTRIBUTED     UNDISTRIBUTED             ACCUMULATED   AND OTHER INVESTMENTS
 NET INVESTMENT        LONG-TERM                    LOSS      FOR FEDERAL INCOME
 INCOME                     GAIN    CARRYFORWARD 1,2,3,4            TAX PURPOSES
 -------------------------------------------------------------------------------
 $39,644,253                $ --            $104,343,697              $2,952,821

1. As of December 31, 2005, the Fund had $104,165,081 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforwards were as follows:

                          EXPIRING
                          -------------------------
                          2006        $     243,089
                          2007            4,933,260
                          2008           11,572,833
                          2009           22,696,701
                          2010           56,061,391
                          2011            8,529,303
                          2012              128,504
                                      -------------
                          Total       $ 104,165,081
                                      =============

2. As of December 31, 2005, the Fund had $178,616 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

3. During the fiscal year ended December 31, 2005, the Fund utilized $3,158,488 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended December 31, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                         REDUCTION TO
      REDUCTION TO                    ACCUMULATED NET
      ACCUMULATED NET                REALIZED LOSS ON
      INVESTMENT INCOME                 INVESTMENTS
      -----------------------------------------------
      $44,725                                 $44,725

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                         YEAR ENDED              YEAR ENDED
                                  DECEMBER 31, 2005       DECEMBER 31, 2004
   ------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                      $37,933,592             $34,886,078

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities           $  529,534,792
            Federal tax cost of other investments          (223,325)
                                                     ---------------
            Total federal tax cost                   $  529,311,467
                                                     ===============

            Gross unrealized appreciation            $   19,107,542
            Gross unrealized depreciation               (22,060,363)
                                                     ---------------
            Net unrealized depreciation              $   (2,952,821)
                                                     ===============


                      27 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings. At December 31, 2005, the Fund had $13,062 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                      28 | OPPENHEIMER HIGH INCOME FUND/VA

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                     YEAR ENDED DECEMBER 31, 2005       YEAR ENDED DECEMBER 31, 2004
                                                         SHARES            AMOUNT           SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                 10,721,772     $  89,596,389       23,243,919     $ 196,620,675
Dividends and/or distributions reinvested             3,524,264        29,392,362        3,591,722        29,416,204
Redeemed                                            (23,117,209)     (193,771,987)     (28,128,136)     (236,584,239)
                                                   ------------------------------------------------------------------
Net decrease                                         (8,871,173)    $ (74,783,236)      (1,292,495)    $ (10,547,360)
                                                   ==================================================================

---------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                  9,211,332     $  76,634,515       12,247,468     $ 103,415,502
Dividends and/or distributions reinvested             1,027,826         8,541,230          669,507         5,469,874
Redeemed                                             (6,989,741)      (58,014,508)      (6,517,361)      (54,767,393)
                                                   ------------------------------------------------------------------
Net increase                                          3,249,417     $  27,161,237        6,399,614     $  54,117,983
                                                   ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                         PURCHASES                 SALES
   ---------------------------------------------------------------------
   Investment securities            $  324,215,324         $ 332,390,593

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2005, the Fund paid $20,741 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


                      29 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                      30 | OPPENHEIMER HIGH INCOME FUND/VA

As of December 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                       UNREALIZED
                                 EXPIRATION     NUMBER OF       VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                  DATES     CONTRACTS     DECEMBER 31, 2005    (DEPRECIATION)
--------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
NASDAQ 100 Index                    3/16/06           100           $ 1,659,000    $      (58,300)
Standard & Poor's E-Mini            3/17/06            50             3,136,875           (36,125)
                                                                                   ---------------
                                                                                          (94,425)
                                                                                   ---------------

CONTRACTS TO SELL
Standard & Poor's 500 Index         3/16/06           250            (5,019,200)           44,740
                                                                                   ---------------
                                                                                   $      (49,685)
                                                                                   ===============

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                       UNREALIZED
                                ACQUISITION                     VALUATION AS OF      APPRECIATION
SECURITY                              DATES          COST     DECEMBER 31, 2005    (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Huntsman Corp.                      7/15/05     $ 132,250           $   320,146    $      187,896
Prandium, Inc.              3/19/99-7/19/02       738,000                   628          (737,372)
                                                --------------------------------------------------
                                                $ 870,250           $   320,774    $     (549,476)
                                                ==================================================

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2005, the Fund had no securities on loan.


                      31 | OPPENHEIMER HIGH INCOME FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      32 | OPPENHEIMER HIGH INCOME FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER HIGH INCOME FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer High Income Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer High Income Fund/VA as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006


                      33 | OPPENHEIMER HIGH INCOME FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2005 which are not designated as capital gain distributions should be multiplied by 0.35% to arrive at the amount eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      34 | OPPENHEIMER HIGH INCOME FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      35 | OPPENHEIMER HIGH INCOME FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Dimitrios Kourkoulakos and the Manager's high yield investment team and analysts. Mr. Kourkoulakos has had over 11 years of experience managing fixed income investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other high current yield funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's ten-year performance was better than its peer group median. However its one-year, three-year, and five-year performance were below its peer group median.


                      36 | OPPENHEIMER HIGH INCOME FUND/VA

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other high current yield funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees are higher than its peer group median and average and its actual management fees are equal to its peer group median but higher than its peer group average, however, its total expenses are lower than both its peer group median and average. In light of this, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                      37 | OPPENHEIMER HIGH INCOME FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY
THE FUNDS, LENGTH OF SERVICE,   TRUSTEE; NUMBER OF PORTFOLIOS IN THE FUNDS COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
AGE
INDEPENDENT                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                        80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Chairman of the Board of        (since 1991), Centennial State Mortgage Company (since 1994), and The El Paso Mortgage
Trustees (since 2003),          Company (since 1993); Chairman of the following private companies: Ambassador Media
Trustee (since 1999)            Corporation (since 1984) and Broadway Ventures (since 1984); Director of the following:
Age: 68                         Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus
                                Crusade for Christ (since 1991) and The Lynde and Harry Bradley Foundation, Inc.
                                (non-profit organization) (since 2002); former Chairman of the following: Transland
                                Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier
                                Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000);
                                former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage
                                Technology Corporation (computer equipment company) (1991-2003) and International Family
                                Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                                Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                 Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity
Trustee (since 1993)            funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 74                         Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000);
                                Vice Chairman and Director of A.G. Edwards, Inc. (until March 1999); Vice Chairman of A.G.
                                Edwards & Sons, Inc. (until March 1999); Chairman of A.G. Edwards Trust Company (until
                                March 1999) and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees
                                38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                Assistant Secretary and Director of Centennial Asset Management Corporation (December
Trustee (since 1999)            1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June
Age: 69                         1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March
                                1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,              Member of The Life Guard of Mount Vernon (George Washington historical site) (since June
Trustee (since 1999)            2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002); Partner at
Age: 67                         PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price
                                Waterhouse LLP Global Investment Management Industry Services Group (July 1994-June 1998).
                                Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern
Trustee (since 1990)            Energy Corp. (public utility corporation) (since November 2004); Director of P.R.
Age: 64                         Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation
                                (non-profit organization) (February 1998-February 2003); Chairman and Director (until
                                October 1996) and President and Chief Executive Officer (until October 1995) of the
                                Manager; President, Chief Executive Officer and Director of the following: Oppenheimer
                                Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services,
                                Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                   Director of Colorado Uplift (charitable organization) (since September 1984). Mr. Freedman
Trustee (since 1996)            held several positions with the Manager and with subsidiary or affiliated companies of the
Age: 65                         Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.


                      38 | OPPENHEIMER HIGH INCOME FUND/VA

BEVERLY L. HAMILTON,            Trustee of Monterey Institute for International Studies (educational organization) (since
Trustee (since 2002)            February 2000); Director of The California Endowment (philanthropic organization) (since
Age: 59                         April 2002); Director of Community Hospital of Monterey Peninsula (since February 2002);
                                Vice Chair of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund) (since
                                October 1991); President of ARCO Investment Management Company (February 1991-April 2000);
                                Member of the investment committees of The Rockefeller Foundation and The University of
                                Michigan; Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company)
                                (April 1989-June 2004); Member of the investment committee of Hartford Hospital
                                (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,               Director of Jones International University (educational organization) (since August 2005);
Trustee (since 2002)            Chairman, Chief Executive Officer and Director of Steele Street State Bank (commercial
Age: 61                         banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since
                                1986); Trustee of the Gallagher Family Foundation (non- profit organization) (since 2000);
                                Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado
                                National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and
                                Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees
                                38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment
Trustee (since 2000)            company) (since 1996) and MML Series Investment Fund (investment company) (since 1996),
Age: 63                         Trustee and Chairman of the Investment Committee (since 1994) of the Worcester Polytech
                                Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS
                                Bank) (commercial bank) (January 1999-July 1999); Member of the Investment Committee of the
                                Community Foundation of Western Massachusetts (1998-2003); and Executive Vice President of
                                Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees
                                40 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE              THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
AND OFFICER                     NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR
                                UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE
                                TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED
                                TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and Director (since June 2001) and President (since
President and Trustee           September 2000) of the Manager; President and Director or Trustee of other Oppenheimer
(since 2001)                    funds; President and Director of OAC and of Oppenheimer Partnership Holdings, Inc. (holding
Age: 56                         company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds
                                Distributor, Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                Legacy Program (charitable trust program established by the Manager) (since July 2001);
                                Director of the following investment advisory subsidiaries of the Manager: OFI
                                Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity
                                Investment Management Corporation and Tremont Capital Management, Inc. (since November
                                2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer
                                Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                                Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                Corporation (holding company parent of Babson Capital Management LLC) (since June 1995);
                                Member of the Investment Company Institute's Board of Governors (since October 3, 2003);
                                Chief Operating Officer of the Manager (September 2000-June 2001); President and Trustee of
                                MML Series Investment Fund and MassMutual Select Funds (open-end investment companies)
                                (November 1999-November 2001); Director of C.M. Life Insurance Company (September
                                1999-August 2000); President, Chief Executive Officer and Director of MML Bay State Life
                                Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                1998). Oversees 87 portfolios in the OppenheimerFunds complex.


                      39 | OPPENHEIMER HIGH INCOME FUND/VA

TRUSTEES AND OFFICERS  Unaudited/Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF               THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. KOURKOULAKOS
THE FUND                        AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008,
                                FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924.
                                EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT
                                DEATH OR REMOVAL.

DIMITRIOS KOURKOULAKOS,         Vice President of the Manager since December 2001; High Yield Analyst (1998-2001) and a
Vice President and              Securities Analyst (1995-1998) of the Manager. An officer of 3 portfolios in the
Portfolio Manager               OppenheimerFunds complex.
(since 2002)
Age: 39

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief        Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer              Corporation and Shareholder Services, Inc. (since June 1983); Vice President and Director
(since 2004)                    of Internal Audit of the Manager (1997-February 2004). An officer of 87 portfolios in the
Age: 55                         OppenheimerFunds complex.

BRIAN W. WIXTED,                Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal         following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial and Accounting        Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
Officer (since 1999)            Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
Age: 46                         2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI
                                Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy
                                Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company
                                (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                                1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal
                                and Chief Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and              Manager; General Counsel and Director of the Distributor (since December 2001); General
Secretary (since 2001)          Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice
Age: 57                         President and General Counsel of HarbourView Asset Management Corporation (since December
                                2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary
                                (since September 1997) and Director (since November 2001) of OppenheimerFunds International
                                Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                (since November 2001); Senior Vice President, General Counsel and Director of Shareholder
                                Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
                                Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since
                                June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November 2001),
                                and OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                     40 | OPPENHEIMER HIGH INCOME FUND/VA


OPPENHEIMER MAIN STREET FUND/ VA
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased with the Fund's performance during 2005, particularly because our security selection models helped the Fund identify many of the better-performing stocks within each of the S&P 500 Index's industry groups.

      The Fund's overweighted position and security selection strategy in the energy sector proved to be particularly rewarding. In addition to identifying winners among U.S.-based energy companies, the Fund received strong contributions from several Canadian energy firms. The Fund's relative performance also benefited from its relatively light exposure to consumer discretionary companies, which provided relatively disappointing results.

      On the other hand, the Fund's slightly overweighted exposure to information technology stocks detracted modestly from performance, due primarily to poor returns from some of the sector's larger companies. The Fund's holdings of very large telecommunications companies also held back returns.

      Finally, the Fund benefited during 2005 from our efforts to achieve a better balance across capitalization ranges. Early in the year, we reduced the Fund's emphasis on mega-cap stocks in favor of large-cap stocks, which helped it avoid the full brunt of relative weakness among the market's largest companies.

      During the second half of 2005 we began to see some significant changes in the ratings assigned by our statistical models to individual stocks. We attribute the shifts to seasonal factors, in which more growth-oriented, economically sensitive stocks historically have tended to fare better than value-oriented shares during the fourth and first quarters of the year. As a result, information technology companies replaced financial and energy stocks as the Fund's most overweighted market sector. Nonetheless, the Fund is still overweighted in energy and it is now overweighted in healthcare. All other sectors are underweighted relative to its benchmark, the S&P 500 Index, including the financial sector, which was the most overweighted sector in mid-2005.

      Although we do not make investment decisions based on a macroeconomic outlook, we are encouraged by signs that larger-cap stocks may finally be returning to favor. Regardless of the market's direction in 2006, however, we intend to continue to employ our quantitative models when constructing a broadly diversified, fully invested stock portfolio. Indeed, we believe that the consistency of our disciplined approach is central to what makes Oppenheimer Main Street Fund/VA part of THE RIGHT WAY TO INVEST.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2005. In the case of non-service shares, performance is measured over a ten-year period. In the case of service shares, performance is measured from inception of the class on July 13, 2000. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                      4 | OPPENHEIMER MAIN STREET FUND/VA

NON-SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Fund(R)/VA (Non-Service)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  Oppenheimer Main Street
                                         Fund(R)/VA
         Date                             (Service)                S&P 500 Index

      12/31/1995                             10,000                    10,000
      03/31/1996                             10,685                    10,537
      06/30/1996                             11,881                    11,009
      09/30/1996                             12,380                    11,349
      12/31/1996                             13,251                    12,295
      03/31/1997                             13,378                    12,625
      06/30/1997                             15,089                    14,827
      09/30/1997                             17,093                    15,937
      12/31/1997                             17,555                    16,395
      03/31/1998                             19,753                    18,680
      06/30/1998                             19,852                    19,300
      09/30/1998                             15,410                    17,385
      12/31/1998                             18,380                    21,084
      03/31/1999                             19,091                    22,134
      06/30/1999                             21,071                    23,691
      09/30/1999                             20,018                    22,215
      12/31/1999                             22,370                    25,518
      03/31/2000                             23,056                    26,103
      06/30/2000                             22,413                    25,409
      09/30/2000                             22,644                    25,163
      12/31/2000                             20,407                    23,196
      03/31/2001                             18,372                    20,447
      06/30/2001                             19,193                    21,643
      09/30/2001                             17,002                    18,468
      12/31/2001                             18,334                    20,441
      03/31/2002                             18,678                    20,497
      06/30/2002                             17,045                    17,753
      09/30/2002                             14,256                    14,687
      12/31/2002                             14,888                    15,925
      03/31/2003                             14,395                    15,423
      06/30/2003                             16,429                    17,796
      09/30/2003                             16,900                    18,267
      12/31/2003                             18,865                    20,490
      03/31/2004                             19,243                    20,837
      06/30/2004                             19,352                    21,195
      09/30/2004                             18,975                    20,799
      12/31/2004                             20,650                    22,718
      03/31/2005                             20,257                    22,230
      06/30/2005                             20,548                    22,535
      09/30/2005                             21,402                    23,347
      12/31/2005                             21,884                    23,833

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/05

1-Year  5.98%     5-Year  1.41%      10-Year  8.15%

SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Fund(R)/VA (Service)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                  Oppenheimer Main Street
                                         Fund(R)/VA
         Date                             (Service)                S&P 500 Index

      07/13/2000                             10,000                    10,000
      09/30/2000                              9,813                     9,903
      12/31/2000                              8,839                     9,129
      03/31/2001                              7,952                     8,047
      06/30/2001                              8,308                     8,518
      09/30/2001                              7,353                     7,268
      12/31/2001                              7,931                     8,045
      03/31/2002                              8,075                     8,067
      06/30/2002                              7,364                     6,987
      09/30/2002                              6,151                     5,780
      12/31/2002                              6,425                     6,267
      03/31/2003                              6,197                     6,070
      06/30/2003                              7,077                     7,004
      09/30/2003                              7,277                     7,189
      12/31/2003                              8,123                     8,064
      03/31/2004                              8,280                     8,201
      06/30/2004                              8,322                     8,342
      09/30/2004                              8,155                     8,186
      12/31/2004                              8,866                     8,941
      03/31/2005                              8,695                     8,749
      06/30/2005                              8,816                     8,869
      09/30/2005                              9,176                     9,188
      12/31/2005                              9,375                     9,380


AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/05

1-Year  5.74%     5-Year  1.19%     Since Inception (7/13/00)  -1.17%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                      5 | OPPENHEIMER MAIN STREET FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                  BEGINNING     ENDING         EXPENSES
                                  ACCOUNT       ACCOUNT        PAID DURING
                                  VALUE         VALUE          6 MONTHS ENDED
                                  (7/1/05)      (12/31/05)     DECEMBER 31, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual          $1,000.00     $1,065.00     $3.49
--------------------------------------------------------------------------------
Non-Service shares Hypothetical     1,000.00      1,021.83      3.42
--------------------------------------------------------------------------------
Service shares Actual               1,000.00      1,063.40      4.80
--------------------------------------------------------------------------------
Service shares Hypothetical         1,000.00      1,020.57      4.70

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS               EXPENSE RATIOS
----------------------------------
Non-Service shares        0.67%
----------------------------------
Service shares            0.92

--------------------------------------------------------------------------------


                       6 |OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2004
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
Dana Corp.                                               34,800      $   249,864
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                     46,000          799,480
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                   41,700        3,040,347
--------------------------------------------------------------------------------
Lear Corp. 2                                              2,300           65,458
--------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1,2                         8,900          234,515
--------------------------------------------------------------------------------
Visteon Corp. 1,2                                        30,800          192,808
                                                                     -----------
                                                                       4,582,472

--------------------------------------------------------------------------------
AUTOMOBILES--0.5%
Ford Motor Co. 2                                        650,315        5,020,432
--------------------------------------------------------------------------------
Harley-Davidson, Inc. 2                                  77,600        3,995,624
                                                                     -----------
                                                                       9,016,056

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                         4,700          206,424
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Career Education Corp. 1                                 19,100          644,052
--------------------------------------------------------------------------------
Weight Watchers International, Inc. 1,2                   9,000          444,870
                                                                     -----------
                                                                       1,088,922

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Choice Hotels International, Inc. 2                       5,800          242,208
--------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                   1,600           21,616
--------------------------------------------------------------------------------
International Game Technology                            21,700          667,926
--------------------------------------------------------------------------------
McDonald's Corp.                                        157,250        5,302,470
--------------------------------------------------------------------------------
Six Flags, Inc. 1,2                                       7,300           56,283
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                        73,300        3,436,304
                                                                     -----------
                                                                       9,726,807

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.2%
American Greetings Corp., Cl. A 2                        11,700          257,049
--------------------------------------------------------------------------------
Beazer Homes USA, Inc. 2                                 11,800          859,512
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                        44,000        1,572,120
--------------------------------------------------------------------------------
Lennar Corp., Cl. A                                       9,600          585,792
--------------------------------------------------------------------------------
MDC Holdings, Inc. 2                                      4,200          260,316
--------------------------------------------------------------------------------
Whirlpool Corp.                                             900           75,384
                                                                     -----------
                                                                       3,610,173

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
eBay, Inc. 1                                             95,700        4,139,025
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.0%
Hasbro, Inc.                                             33,400          674,012
--------------------------------------------------------------------------------
MEDIA--3.7%
Cablevision Systems Corp.,
New York Group, Cl. A 1                                  22,100          518,687

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
--------------------------------------------------------------------------------
CCE Spinco, Inc. 1                                       16,937      $   221,875
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                      135,500        4,261,475
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                  249,315        6,472,217
--------------------------------------------------------------------------------
Gannett Co., Inc.                                        88,000        5,330,160
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A 1                            378,100        2,975,647
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                             56,800        2,932,584
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                 369,300        5,742,615
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                      49,400        4,205,422
--------------------------------------------------------------------------------
R.H. Donnelley Corp. 1,2                                  4,000          246,480
--------------------------------------------------------------------------------
Time Warner, Inc.                                       866,500       15,111,760
--------------------------------------------------------------------------------
Tribune Co. 2                                            18,300          553,758
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                     283,946        9,256,640
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                   209,700        5,026,509
                                                                     -----------
                                                                      62,855,829

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.6%
Dollar General Corp.                                     24,400          465,308
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1,2                             27,500          658,350
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                        94,900        6,294,717
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                      98,300        5,465,480
--------------------------------------------------------------------------------
Kohl's Corp. 1                                           27,800        1,351,080
--------------------------------------------------------------------------------
Nordstrom, Inc.                                         121,600        4,547,840
--------------------------------------------------------------------------------
Saks, Inc. 1,2                                           33,100          558,066
--------------------------------------------------------------------------------
Sears Holdings Corp. 1,2                                 10,200        1,178,406
--------------------------------------------------------------------------------
Target Corp.                                            130,600        7,179,082
                                                                     -----------
                                                                      27,698,329

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.9%
American Eagle Outfitters, Inc. 2                        31,100          714,678
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1,2                                8,800          303,776
--------------------------------------------------------------------------------
AutoNation, Inc. 1,2                                     39,700          862,681
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 2                                   18,100          772,327
--------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                53,700        1,941,255
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                      110,600        4,808,888
--------------------------------------------------------------------------------
Building Materials Holding Corp. 2                        3,700          252,377
--------------------------------------------------------------------------------
Chico's FAS, Inc. 1,2                                    12,900          566,697
--------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                    6,100          301,462
--------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit
City Group                                               34,000          768,060
--------------------------------------------------------------------------------
Claire's Stores, Inc. 2                                  15,600          455,832
--------------------------------------------------------------------------------
GameStop Corp., Cl. A 1,2                                 4,727          150,413
--------------------------------------------------------------------------------
Gap, Inc. (The)                                         254,000        4,480,560
--------------------------------------------------------------------------------
Home Depot, Inc.                                        357,800       14,483,744
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                       112,400        7,492,584
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1,2                          13,500          397,440
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                     31,900        1,001,660


                       7 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
OfficeMax, Inc. 2                                        21,300      $   540,168
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1,2                              1,100           27,610
--------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1,2                          8,100          252,153
--------------------------------------------------------------------------------
Staples, Inc.                                           290,050        6,587,036
--------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                     8,300          230,906
--------------------------------------------------------------------------------
Tiffany & Co.                                             2,800          107,212
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                     87,300        2,027,979
--------------------------------------------------------------------------------
Too, Inc. 1,2                                             8,800          248,248
--------------------------------------------------------------------------------
Zale Corp. 1,2                                            5,400          135,810
                                                                     -----------
                                                                      49,911,556

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Coach, Inc. 1                                           127,800        4,260,852
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                11,600          356,352
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                       6,400          229,248
--------------------------------------------------------------------------------
Phillips/Van Heusen Corp. 2                               4,400          142,560
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1,2                                21,900          712,845
--------------------------------------------------------------------------------
VF Corp.                                                  1,300           71,942
                                                                     -----------
                                                                       5,773,799

--------------------------------------------------------------------------------
CONSUMER STAPLES--7.3%
--------------------------------------------------------------------------------
BEVERAGES--1.1%
Brown-Forman Corp., Cl. B                                   200           13,864
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                     215,100        8,670,681
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                         39,700        1,135,817
--------------------------------------------------------------------------------
PepsiCo, Inc.                                           154,950        9,154,446
                                                                     -----------
                                                                      18,974,808

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Albertson's, Inc.                                        24,900          531,615
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                   32,200        1,592,934
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                      252,800        4,772,864
--------------------------------------------------------------------------------
Performance Food Group Co. 1,2                            2,100           59,577
--------------------------------------------------------------------------------
Rite Aid Corp. 1,2                                       71,200          247,776
--------------------------------------------------------------------------------
Safeway, Inc.                                           237,100        5,609,786
--------------------------------------------------------------------------------
SUPERVALU, Inc. 2                                        21,100          685,328
--------------------------------------------------------------------------------
Sysco Corp.                                              34,000        1,055,700
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   294,600       13,787,280
--------------------------------------------------------------------------------
Walgreen Co.                                             33,700        1,491,562
--------------------------------------------------------------------------------
Whole Foods Market, Inc.                                 36,900        2,855,691
                                                                     -----------
                                                                      32,690,113

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.8%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                              173,900        4,288,374
--------------------------------------------------------------------------------
Campbell Soup Co.                                        39,000        1,161,030
--------------------------------------------------------------------------------
Chiquita Brands International, Inc. 2                     1,300           26,013
--------------------------------------------------------------------------------
Dean Foods Co. 1,2                                       16,100          606,326

                                                                           VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Del Monte Foods Co. 1                                     8,800      $    91,784
--------------------------------------------------------------------------------
General Mills, Inc.                                      59,500        2,934,540
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                         25,100          846,372
--------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B 2                           19,800          656,568
--------------------------------------------------------------------------------
Sara Lee Corp.                                          104,200        1,969,380
--------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A 2                               22,400          383,040
                                                                     -----------
                                                                      12,963,427

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Energizer Holdings, Inc. 1,2                              8,500          423,215
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                     15,700          936,505
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                              460,815       26,671,972
                                                                     -----------
                                                                      28,031,692

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                     135,300        3,862,815
--------------------------------------------------------------------------------
Tobacco--1.7%
Altria Group, Inc.                                      318,500       23,798,320
--------------------------------------------------------------------------------
Loews Corp./Carolina Group                                8,100          356,319
--------------------------------------------------------------------------------
Reynolds American, Inc. 2                                52,600        5,014,358
                                                                     -----------
                                                                      29,168,997

--------------------------------------------------------------------------------
ENERGY--11.1%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Grey Wolf, Inc. 1                                        39,400          304,562
--------------------------------------------------------------------------------
Halliburton Co.                                          32,900        2,038,484
--------------------------------------------------------------------------------
Helmerich & Payne, Inc. 2                                 3,800          235,258
--------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                            6,000          309,960
--------------------------------------------------------------------------------
NS Group, Inc. 1,2                                        6,700          280,127
--------------------------------------------------------------------------------
Precision Drilling Trust                                 15,200          501,850
--------------------------------------------------------------------------------
Pride International, Inc. 1                              13,200          405,900
--------------------------------------------------------------------------------
Transocean, Inc. 1                                       62,800        4,376,532
--------------------------------------------------------------------------------
Universal Compression
Holdings, Inc. 1,2                                        6,400          263,168
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1,2                                     8,300          294,567
                                                                     -----------
                                                                       9,010,408

--------------------------------------------------------------------------------
OIL & GAS--10.6%
Amerada Hess Corp. 2                                     24,000        3,043,680
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 65,900        6,244,025
--------------------------------------------------------------------------------
Apache Corp.                                             75,200        5,152,704
--------------------------------------------------------------------------------
Burlington Resources, Inc.                               98,200        8,464,840
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                          54,800        2,716,783
--------------------------------------------------------------------------------
Chevron Corp.                                           433,526       24,611,271
--------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                              9,000          274,590
--------------------------------------------------------------------------------
ConocoPhillips                                          311,542       18,125,514
--------------------------------------------------------------------------------
Devon Energy Corp.                                       91,100        5,697,394


                       8 | OPPENHEIMER MAIN STREET FUND/VA

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
EOG Resources, Inc.                                     32,500      $  2,384,525
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                    1,049,816        58,968,165
--------------------------------------------------------------------------------
General Maritime Corp. 2                                 4,700           174,088
--------------------------------------------------------------------------------
Giant Industries, Inc. 1,2                               4,300           223,428
--------------------------------------------------------------------------------
KCS Energy, Inc. 1,2                                    11,300           273,686
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                        38,223         3,472,942
--------------------------------------------------------------------------------
Marathon Oil Corp.                                     123,000         7,499,310
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                              94,600         7,556,648
--------------------------------------------------------------------------------
OMI Corp. 2                                              8,600           156,090
--------------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 2                      12,900           650,031
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                      149,900         3,984,610
--------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1,2                            7,200           262,800
--------------------------------------------------------------------------------
Sunoco, Inc.                                            70,300         5,510,114
--------------------------------------------------------------------------------
Swift Energy Co. 1,2                                     7,300           329,011
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                   49,800         2,638,978
--------------------------------------------------------------------------------
Tesoro Corp. 2                                          14,400           886,320
--------------------------------------------------------------------------------
Trilogy Energy Trust                                    46,400           949,994
--------------------------------------------------------------------------------
Valero Energy Corp.                                    138,610         7,152,276
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                 10,300           549,299
--------------------------------------------------------------------------------
Whiting Petroleum Corp. 1,2                              7,100           284,000
--------------------------------------------------------------------------------
XTO Energy, Inc.                                        71,700         3,150,498
                                                                    ------------
                                                                     181,387,614

--------------------------------------------------------------------------------
FINANCIALS--20.1%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.4%
Ameriprise Financial, Inc.                              26,400         1,082,400
--------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                        70,200         2,235,870
--------------------------------------------------------------------------------
Mellon Financial Corp.                                  51,700         1,770,725
--------------------------------------------------------------------------------
Northern Trust Corp.                                    24,200         1,254,044
                                                                    ------------
                                                                       6,343,039

--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.3%
Astoria Financial Corp. 2                               22,450           660,030
--------------------------------------------------------------------------------
Bank of America Corp.                                  633,102        29,217,657
--------------------------------------------------------------------------------
BB&T Corp. 2                                            34,700         1,454,277
--------------------------------------------------------------------------------
Comerica, Inc.                                          34,500         1,958,220
--------------------------------------------------------------------------------
Downey Financial Corp. 2                                   500            34,195
--------------------------------------------------------------------------------
Golden West Financial Corp.                             31,600         2,085,600
--------------------------------------------------------------------------------
KeyCorp                                                 83,900         2,762,827
--------------------------------------------------------------------------------
M&T Bank Corp. 2                                        18,100         1,973,805
--------------------------------------------------------------------------------
National City Corp.                                     57,700         1,936,989
--------------------------------------------------------------------------------
PNC Financial Services Group, Inc. 2                    23,600         1,459,188
--------------------------------------------------------------------------------
Regions Financial Corp. 2                               32,805         1,120,619
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                    18,300         1,331,508
--------------------------------------------------------------------------------
TCF Financial Corp. 2                                      400            10,856
--------------------------------------------------------------------------------
U.S. Bancorp                                           360,370        10,771,459

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
UnionBanCal Corp.                                       27,300      $  1,876,056
--------------------------------------------------------------------------------
Wachovia Corp.                                         268,600        14,198,196
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                170,529         7,418,012
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      184,000        11,560,720
                                                                    ------------
                                                                      91,830,214

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.7%
American Express Co.                                   121,200         6,236,952
--------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                   40,500         1,038,015
--------------------------------------------------------------------------------
Ameritrade Holding Corp.                                27,800           667,200
--------------------------------------------------------------------------------
Capital One Financial Corp.                             78,977         6,823,613
--------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                       10,400         3,821,896
--------------------------------------------------------------------------------
CIT Group, Inc.                                         66,600         3,448,548
--------------------------------------------------------------------------------
Citigroup, Inc.                                        800,888        38,867,095
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                         96,000        12,260,160
--------------------------------------------------------------------------------
Janus Capital Group, Inc. 2                             20,500           381,915
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   576,644        22,887,000
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                          75,000         9,612,750
--------------------------------------------------------------------------------
MBNA Corp.                                             175,300         4,759,395
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              186,800        12,651,964
--------------------------------------------------------------------------------
Moody's Corp.                                           51,400         3,156,988
--------------------------------------------------------------------------------
Morgan Stanley                                         263,300        14,939,642
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                 296,900         4,355,523
--------------------------------------------------------------------------------
State Street Corp.                                      55,600         3,082,464
                                                                    ------------
                                                                     148,991,120

--------------------------------------------------------------------------------
INSURANCE--4.4%
--------------------------------------------------------------------------------
AFLAC, Inc.                                             26,200         1,216,204
--------------------------------------------------------------------------------
Allstate Corp.                                          97,600         5,277,232
--------------------------------------------------------------------------------
American International Group, Inc.                     328,340        22,402,638
--------------------------------------------------------------------------------
AmerUs Group Co. 2                                      12,100           685,707
--------------------------------------------------------------------------------
Aon Corp.                                              110,200         3,961,690
--------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                2,100           114,975
--------------------------------------------------------------------------------
Chubb Corp.                                             38,600         3,769,290
--------------------------------------------------------------------------------
Everest Re Group Ltd.                                    3,300           331,155
--------------------------------------------------------------------------------
Fidelity National Financial, Inc.                       23,159           852,020
--------------------------------------------------------------------------------
Fidelity National Title Group,
Inc., Cl. A 2                                            5,190           126,377
--------------------------------------------------------------------------------
Hartford Financial Services
Group, Inc. (The)                                       74,100         6,364,449
--------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                      400            22,772
--------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                      2,600           162,240
--------------------------------------------------------------------------------
Lincoln National Corp.                                   5,200           275,756
--------------------------------------------------------------------------------
Loews Corp.                                             21,400         2,029,790
--------------------------------------------------------------------------------
MBIA, Inc. 2                                            16,400           986,624
--------------------------------------------------------------------------------
MetLife, Inc.                                          130,000         6,370,000
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                  123,500         5,857,605


                       9 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Progressive Corp.                                       17,200      $  2,008,616
--------------------------------------------------------------------------------
Prudential Financial, Inc.                              85,400         6,250,426
--------------------------------------------------------------------------------
Safeco Corp.                                               300            16,950
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                    157,100         7,017,657
--------------------------------------------------------------------------------
StanCorp Financial Group, Inc. 2                         9,800           489,510
                                                                    ------------
                                                                      76,589,683

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Accredited Home Lenders
Holding Co. 1,2                                          6,400           317,312
--------------------------------------------------------------------------------
Countrywide Financial Corp.                            140,498         4,803,627
--------------------------------------------------------------------------------
Fannie Mae                                             183,800         8,971,278
--------------------------------------------------------------------------------
Freddie Mac                                             79,800         5,214,930
--------------------------------------------------------------------------------
Fremont General Corp. 2                                  2,700            62,721
--------------------------------------------------------------------------------
MGIC Investment Corp. 2                                 13,700           901,734
--------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                 10,400           427,128
--------------------------------------------------------------------------------
Radian Group, Inc. 2                                    16,100           943,299
                                                                    ------------
                                                                      21,642,029

--------------------------------------------------------------------------------
HEALTH CARE--14.4%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.3%
Abgenix, Inc. 1,2                                       18,800           404,388
--------------------------------------------------------------------------------
Alkermes, Inc. 1,2                                      16,600           317,392
--------------------------------------------------------------------------------
Amgen, Inc. 1,2                                        219,800        17,333,428
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group 2                                      35,100           932,256
--------------------------------------------------------------------------------
Genentech, Inc. 1                                       37,300         3,450,250
--------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                       9,100           644,098
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                 63,600         3,347,268
--------------------------------------------------------------------------------
Sepracor, Inc. 1,2                                       2,200           113,520
--------------------------------------------------------------------------------
Techne Corp. 1,2                                         6,300           353,745
--------------------------------------------------------------------------------
Wyeth                                                  260,200        11,987,414
                                                                    ------------
                                                                      38,883,759

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Baxter International, Inc.                              89,400         3,365,910
--------------------------------------------------------------------------------
Becton, Dickinson & Co.                                 63,100         3,791,048
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                               47,800         1,170,622
--------------------------------------------------------------------------------
Guidant Corp.                                           32,800         2,123,800
--------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                                 7,000           278,320
--------------------------------------------------------------------------------
Medtronic, Inc.                                        129,700         7,466,829
--------------------------------------------------------------------------------
Mentor Corp. 2                                          12,900           594,432
--------------------------------------------------------------------------------
Millipore Corp. 1,2                                      5,200           343,408
--------------------------------------------------------------------------------
PerkinElmer, Inc.                                        5,400           127,224
--------------------------------------------------------------------------------
Stryker Corp.                                            7,300           324,339
--------------------------------------------------------------------------------
Waters Corp. 1                                          10,000           378,000
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                                  2,000           134,880
                                                                    ------------
                                                                      20,098,812

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.0%
Aetna, Inc.                                             41,600      $  3,923,296
--------------------------------------------------------------------------------
American Healthways, Inc. 1,2                            6,300           285,075
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                 26,600         1,101,240
--------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1,2                            7,200            84,024
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                  110,600         7,603,750
--------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                    150,400         7,789,216
--------------------------------------------------------------------------------
CIGNA Corp.                                             55,700         6,221,690
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                            13,550           771,808
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                                 52,800         4,424,640
--------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                             5,100           186,252
--------------------------------------------------------------------------------
HCA, Inc.                                              134,000         6,767,000
--------------------------------------------------------------------------------
Health Net, Inc. 1                                      15,800           814,490
--------------------------------------------------------------------------------
Humana, Inc. 1                                          24,900         1,352,817
--------------------------------------------------------------------------------
IMS Health, Inc.                                         5,100           127,092
--------------------------------------------------------------------------------
Manor Care, Inc. 2                                       8,300           330,091
--------------------------------------------------------------------------------
McKesson Corp.                                         127,400         6,572,566
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                         121,181         6,761,900
--------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1,2                        7,300           646,561
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                 69,900         3,598,452
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1,2                                15,300           667,692
--------------------------------------------------------------------------------
Sierra Health Services, Inc. 1,2                         9,000           719,640
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                               212,748        13,220,161
--------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1,2                          6,000           245,100
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                      150,712        12,025,310
                                                                    ------------
                                                                      86,239,863

--------------------------------------------------------------------------------
PHARMACEUTICALS--5.9%
Abbott Laboratories                                    184,600         7,278,778
--------------------------------------------------------------------------------
Allergan, Inc. 2                                        36,500         3,940,540
--------------------------------------------------------------------------------
Alpharma, Inc., Cl. A 2                                 15,300           436,203
--------------------------------------------------------------------------------
Andrx Corp. 1,2                                         10,900           179,523
--------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                            19,900         1,239,571
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                               146,400         3,364,272
--------------------------------------------------------------------------------
Eli Lilly & Co.                                         81,600         4,617,744
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings, Inc. 1,2                                       8,300           251,158
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                            110,000         4,474,800
--------------------------------------------------------------------------------
Johnson & Johnson                                      484,606        29,124,821
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                            51,500          87 1,380
--------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1,2                           14,000           724,220
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                    3,000            96,150
--------------------------------------------------------------------------------
Merck & Co., Inc.                                      429,100        13,649,671
--------------------------------------------------------------------------------
Pfizer, Inc.                                         1,340,800        31,267,456
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                          21,100           685,961
                                                                    ------------
                                                                     102,202,248

                       10 | OPPENHEIMER MAIN STREET FUND/VA

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--10.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.0%
Alliant Techsystems, Inc. 1,2                            8,600      $    655,062
--------------------------------------------------------------------------------
BE Aerospace, Inc. 1,2                                  11,300           248,600
--------------------------------------------------------------------------------
Boeing Co.                                             142,500        10,009,200
--------------------------------------------------------------------------------
General Dynamics Corp.                                  41,900         4,778,695
--------------------------------------------------------------------------------
Honeywell International, Inc.                          179,200         6,675,200
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                  104,600         6,655,698
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                 125,900         7,567,849
--------------------------------------------------------------------------------
Precision Castparts Corp. 2                             24,300         1,258,983
--------------------------------------------------------------------------------
Raytheon Co.                                           176,400         7,082,460
--------------------------------------------------------------------------------
United Technologies Corp.                              118,000         6,597,380
                                                                    ------------
                                                                      51,529,127

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
United Parcel Service, Inc., Cl. B                      10,300           774,045
--------------------------------------------------------------------------------
AIRLINES--0.1%
Alaska Air Group, Inc. 1,2                              10,100           360,772
--------------------------------------------------------------------------------
AMR Corp. 1,2                                           43,600           969,228
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                   17,600           374,880
                                                                    ------------
                                                                       1,704,880

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
American Standard Cos., Inc.                            25,500         1,018,725
--------------------------------------------------------------------------------
Masco Corp.                                            109,000         3,290,710
--------------------------------------------------------------------------------
USG Corp. 1,2                                           14,600           949,000
                                                                    ------------
                                                                       5,258,435

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Administaff, Inc. 2                                      5,300           222,865
--------------------------------------------------------------------------------
Cendant Corp.                                          350,400         6,044,400
--------------------------------------------------------------------------------
Corporate Executive Board Co.                            1,600           143,520
--------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1,2                               6,100           408,456
--------------------------------------------------------------------------------
Manpower, Inc. 2                                        14,200           660,300
--------------------------------------------------------------------------------
PHH Corp. 1,2                                            2,180            61,084
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                                      45,900         1,939,275
--------------------------------------------------------------------------------
Robert Half International, Inc. 2                       16,900           640,341
--------------------------------------------------------------------------------
Waste Management, Inc.                                  43,700         1,326,295
                                                                    ------------
                                                                      11,446,536

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Quanta Services, Inc. 1,2                               21,300           280,521
--------------------------------------------------------------------------------
URS Corp. 1,2                                           23,200           872,552
                                                                    ------------
                                                                       1,153,073

--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Apollo Group, Inc., Cl. A 1                             43,600         2,636,056

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.4%
Emerson Electric Co.                                    30,300      $  2,263,410
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                               76,800         4,543,488
--------------------------------------------------------------------------------
Roper Industries, Inc. 2                                11,400           450,414
                                                                    ------------
                                                                       7,257,312

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.6%
3M Co.                                                  36,800         2,852,000
--------------------------------------------------------------------------------
General Electric Co.                                 1,494,700        52,389,235
--------------------------------------------------------------------------------
Teleflex, Inc.                                           1,800           116,964
--------------------------------------------------------------------------------
Tyco International Ltd.                                236,000         6,810,960
                                                                    ------------
                                                                      62,169,159

--------------------------------------------------------------------------------
MACHINERY--1.2%
Caterpillar, Inc.                                       88,000         5,083,760
--------------------------------------------------------------------------------
Danaher Corp.                                           27,600         1,539,528
--------------------------------------------------------------------------------
Flowserve Corp. 1,2                                     16,700           660,652
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                               60,700         5,340,993
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                          98,800         3,988,556
--------------------------------------------------------------------------------
ITT Industries, Inc.                                    11,900         1,223,558
--------------------------------------------------------------------------------
JLG Industries, Inc. 2                                   3,000           136,980
--------------------------------------------------------------------------------
Parker-Hannifin Corp. 2                                  8,500           560,660
--------------------------------------------------------------------------------
SPX Corp. 2                                             16,800           768,936
--------------------------------------------------------------------------------
Terex Corp. 1                                           12,800           760,320
                                                                    ------------
                                                                      20,063,943

--------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Burlington Northern Santa Fe Corp.                      79,500         5,630,190
--------------------------------------------------------------------------------
CSX Corp.                                                2,200           111,694
--------------------------------------------------------------------------------
Landstar System, Inc. 2                                  9,300           388,182
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                 103,300         4,630,939
--------------------------------------------------------------------------------
Union Pacific Corp.                                     12,000           966,120
                                                                    ------------
                                                                      11,727,125

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
United Rentals, Inc. 1,2                                12,600           294,714
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.2%
ADC Telecommunications, Inc. 1,2                         2,100            46,914
--------------------------------------------------------------------------------
ADTRAN, Inc. 2                                          19,500           579,930
--------------------------------------------------------------------------------
Avaya, Inc. 1                                           56,500           602,855
--------------------------------------------------------------------------------
Brocade Communications
Systems, Inc. 1,2                                      106,600           433,862
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                1,275,300        21,833,136
--------------------------------------------------------------------------------
Corning, Inc. 1                                        321,600         6,322,656
--------------------------------------------------------------------------------
Emulex Corp. 1,2                                        15,800           312,682
--------------------------------------------------------------------------------
Harris Corp. 2                                           2,600           111,826
--------------------------------------------------------------------------------
Juniper Networks, Inc. 1,2                             116,700         2,602,410


                       11 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Lucent Technologies, Inc. 1                            788,700      $  2,097,942
--------------------------------------------------------------------------------
Motorola, Inc.                                         384,000         8,674,560
--------------------------------------------------------------------------------
Polycom, Inc. 1                                          9,600           146,880
--------------------------------------------------------------------------------
QLogic Corp. 1                                          20,300           659,953
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         215,900         9,300,972
--------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                22,500           969,075
                                                                    ------------
                                                                      54,695,653

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.9%
Apple Computer, Inc. 1                                 139,100         9,999,899
--------------------------------------------------------------------------------
Dell, Inc. 1                                           627,400        18,815,726
--------------------------------------------------------------------------------
EMC Corp. 1                                            656,800         8,945,616
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                    640,800        18,346,104
--------------------------------------------------------------------------------
International Business
--------------------------------------------------------------------------------
Machines Corp.                                         276,300        22,711,860
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                    21,100           945,913
--------------------------------------------------------------------------------
NCR Corp. 1                                             29,100           987,654
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                               49,600         1,339,200
--------------------------------------------------------------------------------
Palm, Inc. 1,2                                           9,900           314,820
--------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                               230,500           965,795
--------------------------------------------------------------------------------
Western Digital Corp. 1                                 72,100         1,341,781
                                                                    ------------
                                                                      84,714,368

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Agilent Technologies, Inc. 1                           158,000         5,259,820
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1,2                             24,700           791,141
--------------------------------------------------------------------------------
Avnet, Inc. 1                                           33,100           792,414
--------------------------------------------------------------------------------
CDW Corp. 2                                              8,300           477,831
--------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                   26,800           994,012
--------------------------------------------------------------------------------
Komag, Inc. 1,2                                         10,600           367,396
--------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1,2                   1,800            99,360
--------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                    189,600           807,696
--------------------------------------------------------------------------------
Solectron Corp. 1,2                                    243,900           892,674
--------------------------------------------------------------------------------
Tech Data Corp. 1                                        6,100           242,048
--------------------------------------------------------------------------------
UNOVA, Inc. 1,2                                          7,600           256,880
                                                                    ------------
                                                                      10,981,272

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
Check Point Software
Technologies Ltd. 1,2                                   27,800           558,780
--------------------------------------------------------------------------------
Digital River, Inc. 1,2                                  9,400           279,556
--------------------------------------------------------------------------------
EarthLink, Inc. 1,2                                     49,500           549,945
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                   13,700         5,683,582
--------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                     17,700           370,815
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                           3,600           297,864
--------------------------------------------------------------------------------
United Online, Inc. 2                                   40,100           570,222
--------------------------------------------------------------------------------
Websense, Inc. 1,2                                       5,000           328,200

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Yahoo!, Inc. 1                                          63,400      $  2,484,012
                                                                    ------------
                                                                      11,122,976

--------------------------------------------------------------------------------
IT SERVICES--0.8%
CACI International, Inc., Cl. A 1,2                      7,400           424,612
--------------------------------------------------------------------------------
Ceridian Corp. 1,2                                      20,400           506,940
--------------------------------------------------------------------------------
CheckFree Corp. 1                                       11,500           527,850
--------------------------------------------------------------------------------
Computer Sciences Corp. 1                               20,600         1,043,184
--------------------------------------------------------------------------------
CSG Systems International, Inc. 1,2                      1,300            29,016
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                           41,500           997,660
--------------------------------------------------------------------------------
First Data Corp.                                       200,900         8,640,709
--------------------------------------------------------------------------------
Fiserv, Inc. 1,2                                        22,400           969,248
--------------------------------------------------------------------------------
Global Payments, Inc. 2                                 10,800           503,388
--------------------------------------------------------------------------------
Sabre Holdings Corp. 2                                  32,400           781,164
                                                                    ------------
                                                                      14,423,771

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp. 1                                          340,300         4,985,395
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.8%
Analog Devices, Inc.                                   161,300         5,785,831
--------------------------------------------------------------------------------
Applied Materials, Inc.                                461,600         8,281,104
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                128,600         6,063,490
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                          8,200           291,182
--------------------------------------------------------------------------------
Fairchild Semiconductor
--------------------------------------------------------------------------------
International, Inc., Cl. A 1,2                          42,600           720,366
--------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. B 1                 160,443         4,038,350
--------------------------------------------------------------------------------
Genesis Microchip, Inc. 1,2                              6,600           119,394
--------------------------------------------------------------------------------
Intel Corp.                                          1,279,100        31,926,336
--------------------------------------------------------------------------------
Intersil Corp., Cl. A 2                                 32,100           798,648
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                        56,800         2,801,944
--------------------------------------------------------------------------------
Lam Research Corp. 1,2                                  23,700           845,616
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                       94,600           756,800
--------------------------------------------------------------------------------
Micrel, Inc. 1,2                                        14,600           169,360
--------------------------------------------------------------------------------
Microchip Technology, Inc.                              30,000           964,500
--------------------------------------------------------------------------------
Microsemi Corp. 1,2                                      9,200           254,472
--------------------------------------------------------------------------------
National Semiconductor Corp.                            42,700         1,109,346
--------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                31,600           762,192
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                          27,400         1,001,744
--------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                       18,000           359,280
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                487,300        15,627,711
--------------------------------------------------------------------------------
Zoran Corp. 1                                            4,900            79,429
                                                                    ------------
                                                                      82,757,095

--------------------------------------------------------------------------------
SOFTWARE--4.5%
Adobe Systems, Inc.                                     52,200         1,929,312
--------------------------------------------------------------------------------
Autodesk, Inc. 2                                       112,300         4,823,285


                       12 | OPPENHEIMER MAIN STREET FUND/VA

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
BEA Systems, Inc. 1                                     82,300      $    773,620
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                    40,700           833,943
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                          49,500           837,540
--------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                  20,100           578,478
--------------------------------------------------------------------------------
Cognos, Inc. 1,2                                         5,200           180,492
--------------------------------------------------------------------------------
Computer Associates
International, Inc. 2                                  153,000         4,313,070
--------------------------------------------------------------------------------
Compuware Corp. 1                                       90,800           814,476
--------------------------------------------------------------------------------
Fair Isaac Corp. 2                                      16,400           724,388
--------------------------------------------------------------------------------
Hyperion Solutions Corp. 1,2                            20,700           741,474
--------------------------------------------------------------------------------
Intuit, Inc. 1                                          22,700         1,209,910
--------------------------------------------------------------------------------
McAfee, Inc. 1,2                                        28,700           778,631
--------------------------------------------------------------------------------
Microsoft Corp.                                      1,400,600        36,625,690
--------------------------------------------------------------------------------
Novell, Inc. 1,2                                        95,500           843,265
--------------------------------------------------------------------------------
Oracle Corp. 1                                         879,700        10,741,137
--------------------------------------------------------------------------------
Parametric Technology Corp. 1                           53,700           327,570
--------------------------------------------------------------------------------
Red Hat, Inc. 1,2                                       32,900           896,196
--------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A 2                         1,800            50,526
--------------------------------------------------------------------------------
Symantec Corp. 1                                       420,542         7,359,485
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                        52,400         1,051,144
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2                 14,900           263,730
                                                                    ------------
                                                                      76,697,362

--------------------------------------------------------------------------------
MATERIALS--2.5%
--------------------------------------------------------------------------------
CHEMICALS--1.3%
Agrium, Inc. 2                                          26,200           576,138
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                                 161,000         7,055,020
--------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                            50,000         2,125,000
--------------------------------------------------------------------------------
FMC Corp. 1,2                                            5,800           308,386
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                     3,000           130,290
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                   31,500           750,330
--------------------------------------------------------------------------------
Monsanto Co.                                            61,400         4,760,342
--------------------------------------------------------------------------------
PPG Industries, Inc.                                    61,600         3,566,640
--------------------------------------------------------------------------------
Rohm & Haas Co.                                         47,100         2,280,582
--------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A 2                    9,200           416,208
                                                                    ------------
                                                                      21,968,936

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Texas Industries, Inc.                                   5,200           259,168
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Owens-Illinois, Inc. 1,2                                31,100           654,344
--------------------------------------------------------------------------------
Sealed Air Corp. 1,2                                    10,500           589,785
                                                                    ------------
                                                                       1,244,129

--------------------------------------------------------------------------------
METALS & MINING--0.9%
AK Steel Holding Corp. 1,2                              48,000           381,600

                                                                           VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING Continued
Alcoa, Inc.                                             77,300      $  2,285,761
--------------------------------------------------------------------------------
Carpenter Technology Corp. 2                             7,300           514,431
--------------------------------------------------------------------------------
Commercial Metals Co. 2                                  7,700           289,058
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold, Inc., Cl. B                              20,400         1,097,520
--------------------------------------------------------------------------------
Nucor Corp.                                             66,900         4,463,568
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                      35,300         5,078,611
--------------------------------------------------------------------------------
Quanex Corp. 2                                           7,100           354,787
--------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. 2                         11,200           684,544
--------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                   8,200           291,182
--------------------------------------------------------------------------------
United States Steel Corp. 2                              2,000            96,140
--------------------------------------------------------------------------------
Worthington Industries, Inc. 2                          11,900           228,599
                                                                    ------------
                                                                      15,765,801

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
International Paper Co.                                 37,300         1,253,653
--------------------------------------------------------------------------------
Louisiana-Pacific Corp. 2                               11,900           326,893
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                      23,500           658,705
--------------------------------------------------------------------------------
Weyerhaeuser Co. 2                                      32,500         2,156,050
                                                                    ------------
                                                                       4,395,301

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
American Tower Corp. 1                                  41,800         1,132,780
--------------------------------------------------------------------------------
AT&T, Inc.                                             423,878        10,380,772
--------------------------------------------------------------------------------
BellSouth Corp.                                        262,800         7,121,880
--------------------------------------------------------------------------------
CenturyTel, Inc.                                        21,400           709,624
--------------------------------------------------------------------------------
Crown Castle International Corp. 1                      22,200           597,402
--------------------------------------------------------------------------------
Qwest Communications
International, Inc. 1,2                                140,000           791,000
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                    658,723        15,387,769
--------------------------------------------------------------------------------
Verizon Communications, Inc.                           471,356        14,197,243
                                                                    ------------
                                                                      50,318,470

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Dobson Communications
Corp., Cl. A 1,2                                        36,800           276,000
--------------------------------------------------------------------------------
UTILITIES--0.8%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
AES Corp. (The) 1                                       54,700           865,901
--------------------------------------------------------------------------------
Constellation Energy Group, Inc.                        46,200         2,661,120
--------------------------------------------------------------------------------
DPL, Inc.                                                5,600           145,656
--------------------------------------------------------------------------------
Duke Energy Corp. 2                                        800            21,960
--------------------------------------------------------------------------------
Entergy Corp.                                            7,000           480,550
--------------------------------------------------------------------------------
FirstEnergy Corp.                                       12,100           592,779
--------------------------------------------------------------------------------
PG&E Corp. 2                                           121,500         4,510,080
--------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                700            28,945


                       13 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                               VALUE
                                                          SHARES          SEE NOTE 1
-------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Progress Energy, Inc.,
Contingent Value Obligation 1,3                           32,000     $         2,080
-------------------------------------------------------------------------------------
TXU Corp.                                                 64,600           3,242,270
                                                                     ---------------
                                                                          12,551,341

-------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
NiSource, Inc.                                             5,500             114,730
-------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Energy East Corp. 2                                        1,600              36,480
-------------------------------------------------------------------------------------
Sierra Pacific Resources 1                                22,100             288,184
                                                                     ---------------
                                                                             324,664
                                                                     ---------------
Total Common Stocks
(Cost $1,461,259,931)                                                  1,711,804,882

-------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization
Preferred Shares 1,3 (Cost $0)                             6,000                  24

                                                           UNITS
-------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1                    31,900               4,147
-------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts.,
Exp. 12/10/07 1                                            4,837               2,733
                                                                     ---------------
Total Rights, Warrants and
Certificates (Cost $0)                                                         6,880


                                                       PRINCIPAL
                                                          AMOUNT
-------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.6%
-------------------------------------------------------------------------------------
Undivided interest of 0.70% in joint
repurchase agreement (Principal Amount/
Value $1,414,200,000, with a maturity value
of $1,414,844,247) with UBS Warburg LLC,
4.10%, dated 12/30/05, to be repurchased
at $9,918,516 on 1/3/06, collateralized by
Federal Home Loan Mortgage Corp.,
5%, 1/1/35, with a value of $157,513,104
and Federal National Mortgage Assn.,
5%--5.50%, 3/1/34--10/1/35, with a value
of $1,301,420,187
(Cost $9,914,000)                                   $  9,914,000           9,914,000
-------------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased
with Cash Collateral from Securities
Loaned) (Cost $1,471,173,931)                                          1,721,725,786

-------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--4.5%
-------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.3%
Countrywide Asset-Backed Certificates,
Series 2005-17, Cl. 4AV1, 4.49%,
1/25/06 4                                              2,000,000           2,000,000
-------------------------------------------------------------------------------------
GSAA Home Equity Trust, Series
2005-15, Cl. 2A1, 4.47%, 1/25/06 4                     2,000,000           2,000,000


                                                       PRINCIPAL               VALUE
                                                          AMOUNT          SEE NOTE 1
-------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE Continued
Trust Money Market Securities,
Series A-2, 4.44%, 1/17/06 4                        $  1,000,000     $     1,000,000
                                                                     ----------------
                                                                           5,000,000

-------------------------------------------------------------------------------------
DOMESTIC FLOATING CERTIFICATE OF DEPOSIT--0.2%
Washington Mutual Bank, 4.36%,
1/20/06 4                                              3,499,911           3,499,911
-------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.9%
-------------------------------------------------------------------------------------
Undivided interest of 1.58% in joint repurchase
agreement (Principal Amount/Value $3,150,000,000,
with a maturity value of $3,151,501,500) with
Nomura Securities, 4.29%, dated 12/30/05, to
be repurchased at $49,767,611 on 1/3/06,
collateralized by U.S. Agency Mortgages,
3.34%--9.50%, 6/1/08--5/1/38,
with a value of $3,213,000,000 4                      49,743,900          49,743,900
-------------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.4%
Bear Stearns, 4.37%, 1/3/06 4                          3,500,000           3,500,000
-------------------------------------------------------------------------------------
CDC Financial Products, Inc.,
4.35%, 1/3/06 4                                        3,000,000           3,000,000
-------------------------------------------------------------------------------------
Citigroup Global Markets, Inc.,
4.32%, 1/3/06 4                                        1,000,000           1,000,000
                                                                      ---------------
                                                                           7,500,000

-------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.7%
Countrywide Financial Corp.,
4.59%, 3/21/06 4                                       3,999,766           3,999,766
-------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.,
4.41%, 1/3/06 4                                        4,000,000           4,000,000
-------------------------------------------------------------------------------------
Landsbanki Islands, 4.45%, 1/17/06 4                   4,000,000           4,000,000
                                                                     ----------------
                                                                          11,999,766
                                                                     ----------------
Total Investments Purchased with Cash
Collateral from Securities Loaned
(Cost $77,743,577)                                                        77,743,577

-------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,548,917,508)                                      104.6%      1,799,469,363
-------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF
OTHER ASSETS                                                (4.6)        (79,645,145)
                                                     --------------------------------
NET ASSETS                                                 100.0%    $ 1,719,824,218
                                                     ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of Notes to Financial
Statements.

3. Illiquid security. The aggregate value of illiquid securities as of December 31, 2005 was $2,104, which represents less than 0.005% of the Fund's net assets. See Note 6 of Notes to Financial Statements.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      14 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $75,611,592)
(cost $1,548,917,508)--see accompanying statement of investments                                              $1,799,469,363
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                 619,578
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                   5,526,954
Interest and dividends                                                                                             2,077,331
Shares of beneficial interest sold                                                                                 1,991,260
Other                                                                                                                 22,159
                                                                                                               -------------
Total assets                                                                                                   1,809,706,645

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                        77,743,577
-----------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                             10,271,989
Shares of beneficial interest redeemed                                                                             1,353,384
Distribution and service plan fees                                                                                   349,050
Shareholder communications                                                                                            91,107
Trustees' compensation                                                                                                28,761
Transfer and shareholder servicing agent fees                                                                          1,816
Other                                                                                                                 42,743
                                                                                                              --------------
Total liabilities                                                                                                 89,882,427

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                    $1,719,824,218
                                                                                                              ==============

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                    $       79,136
-----------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                     1,630,162,524
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                 19,275,548
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                  (180,244,882)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated
in foreign currencies                                                                                            250,551,892
                                                                                                              ---------------
Net Assets                                                                                                    $1,719,824,218
                                                                                                              ===============

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets
of $1,121,476,526 and 51,472,131 shares of beneficial interest outstanding)                                           $21.79
-----------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based on net assets
of $598,347,692 and 27,663,565 shares of beneficial interest outstanding)                                             $21.63


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      15 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $28,927)                   $ 30,595,396
---------------------------------------------------------------------------------------
Interest                                                                       421,243
---------------------------------------------------------------------------------------
Portfolio lending fees                                                         195,845
                                                                          -------------
Total investment income                                                     31,212,484

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------
Management fees                                                             10,549,666
---------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                           1,122,003
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                              10,807
Service shares                                                                  10,342
---------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                              83,076
Service shares                                                                  35,071
---------------------------------------------------------------------------------------
Trustees' compensation                                                          28,182
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                     19,075
---------------------------------------------------------------------------------------
Administration service fees                                                      1,500
---------------------------------------------------------------------------------------
Other                                                                           75,698
                                                                          -------------
Total expenses                                                              11,935,420
Less reduction to custodian expenses                                            (1,463)
                                                                          -------------
Net expenses                                                                11,933,957

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       19,278,527

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                 45,928,240
Foreign currency transactions                                                  320,762
                                                                          -------------
Net realized gain                                                           46,249,002
---------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 29,526,879
Translation of assets and liabilities denominated in foreign currencies       (248,415)
                                                                          -------------
Net change in unrealized appreciation                                       29,278,464

---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 94,805,993
                                                                          =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      16 | OPPENHEIMER MAIN STREET FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                             2005               2004
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $    19,278,527    $    20,357,629
----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                             46,249,002        111,199,320
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                         29,278,464          4,618,002
                                                                                         -----------------------------------
Net increase in net assets resulting from operations                                          94,805,993        136,174,951

----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                           (16,043,833)       (10,373,133)
Service shares                                                                                (4,680,411)        (1,403,577)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                          (165,951,406)       (73,484,963)
Service shares                                                                               199,901,024        179,202,879

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Total increase                                                                               108,031,367        230,116,157
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        1,611,792,851      1,381,676,694
                                                                                         -----------------------------------
End of period (including accumulated net investment income of $19,275,548
and $20,719,203, respectively)                                                           $ 1,719,824,218    $ 1,611,792,851
                                                                                         ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      17 | OPPENHEIMER MAIN STREET FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,             2005           2004           2003           2002           2001
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    20.84     $    19.20     $    15.32     $    18.99     $    21.26
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .26 1          .27 1          .18            .16            .13
Net realized and unrealized gain (loss)                  .97           1.53           3.86          (3.70)         (2.29)
                                                  --------------------------------------------------------------------------
Total from investment operations                        1.23           1.80           4.04          (3.54)         (2.16)
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.28)          (.16)          (.16)          (.13)          (.11)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    21.79     $    20.84     $    19.20     $    15.32     $    18.99
                                                  ==========================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      5.98%          9.46%         26.72%        (18.80)%       (10.16)%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,121,476     $1,238,948     $1,214,960     $  890,740     $1,074,945
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,156,299     $1,216,081     $1,003,396     $  999,275     $1,028,913
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   1.26%          1.39%          1.10%          0.94%          0.73%
Total expenses                                          0.67% 4        0.67% 4        0.70% 4        0.69% 4        0.73% 4
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   88%            82%            85%            98%            69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      18 | OPPENHEIMER MAIN STREET FUND/VA


SERVICE SHARES  YEAR ENDED DECEMBER 31,               2005         2004         2003         2002         2001
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  20.70     $  19.10     $  15.26     $  18.95     $  21.24
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .21 1        .25 1        .14          .13          .14
Net realized and unrealized gain (loss)                .96         1.49         3.85        (3.70)       (2.32)
                                                  ---------------------------------------------------------------
Total investment operations                           1.17         1.74         3.99        (3.57)       (2.18)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.24)        (.14)        (.15)        (.12)        (.11)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  21.63     $  20.70     $  19.10     $  15.26     $  18.95
                                                  ===============================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                    5.74%        9.15%       26.44%      (18.99)%     (10.27)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $598,348     $372,845     $166,717     $ 51,929     $ 21,545
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $462,272     $262,660     $ 98,210     $ 34,604     $ 10,306
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 1.02%        1.30%        0.83%        0.87%        0.66%
Total expenses                                        0.91% 4      0.92% 4      0.96% 4      0.84% 4      0.88% 4
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 88%          82%          85%          98%          69%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund/VA (the Fund), is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                      20 | OPPENHEIMER MAIN STREET FUND/VA

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
UNDISTRIBUTED   UNDISTRIBUTED            ACCUMULATED       SECURITIES AND OTHER
NET INVESTMENT      LONG-TERM                   LOSS   INVESTMENTS  FOR FEDERAL
INCOME                   GAIN   CARRYFORWARD 1,2,3,4        INCOME TAX PURPOSES
-------------------------------------------------------------------------------
$19,282,490               $--           $163,795,900               $234,117,529

1. As of December 31, 2005, the Fund had $163,795,249 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforwards were as follows:

                           EXPIRING
                           ------------------------
                           2009        $ 10,477,990
                           2010         126,747,906
                           2011          26,569,353
                                       ------------
                           Total       $163,795,249
                                       ============

2. The Fund had $651 of post-October foreign currency losses which were deferred.

3. During the fiscal year ended December 31, 2005, the Fund utilized $44,990,386 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended December 31, 2004, the Fund utilized $114,232,007 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.


                      21 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES CONTINUED

                   INCREASE TO                    INCREASE TO
                   ACCUMULATED                 ACCUMULATED NET
                   NET INVESTMENT                REALIZED LOSS
                   INCOME                       ON INVESTMENTS
                   -------------------------------------------
                   $2,062                               $2,062

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                           YEAR ENDED              YEAR ENDED
                                    DECEMBER 31, 2005       DECEMBER 31, 2004
     ------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                      $20,724,244            $ 11,776,710

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                   Federal tax cost of securities       $1,565,351,871
                                                        ===============

                   Gross unrealized appreciation        $  257,812,745
                   Gross unrealized depreciation           (23,695,216)
                                                        ---------------
                   Net unrealized appreciation          $  234,117,529
                                                        ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                      22 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED DECEMBER 31, 2005      YEAR ENDED DECEMBER 31, 2004
                                                   SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                            3,666,887    $  75,624,029       11,955,294    $ 233,322,256
Dividends and/or distributions reinvested         783,008       16,043,833          536,356       10,373,133
Redeemed                                      (12,430,546)    (257,619,268)     (16,312,427)    (317,180,352)
                                             ----------------------------------------------------------------
Net decrease                                   (7,980,651)   $(165,951,406)      (3,820,777)   $ (73,484,963)
                                             ================================================================

-------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                           10,831,089    $ 224,276,509       10,163,617    $ 196,313,963
Dividends and/or distributions reinvested         229,657        4,680,411           72,875        1,403,577
Redeemed                                       (1,404,971)     (29,055,896)        (955,303)     (18,514,661)
                                             ----------------------------------------------------------------
Net increase                                    9,655,775    $ 199,901,024        9,281,189    $ 179,202,879
                                             ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                      PURCHASES               SALES
        -----------------------------------------------------------
        Investment securities    $1,451,659,870      $1,407,502,229

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2005, the Fund paid $21,081 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.


                      23 | OPPENHEIMER MAIN STREET FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2005, the Fund had on loan securities valued at $75,611,592. Collateral of $77,743,577 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.


                      24 | OPPENHEIMER MAIN STREET FUND/VA

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      25 | OPPENHEIMER MAIN STREET FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Fund/VA as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006


                      26 | OPPENHEIMER MAIN STREET FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2005 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      27 | OPPENHEIMER MAIN STREET FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      28 | OPPENHEIMER MAIN STREET FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Nikolaos D. Monoyios and Marc Reinganum and the Manager's Equity Growth investment team and analysts. Messrs. Monoyios and Reinganum have had over 28 and 26 years of experience, respectively, managing equity investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap core funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group median.


                      29 | OPPENHEIMER MAIN STREET FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited/Continued
--------------------------------------------------------------------------------

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median but higher than its peer group average and that its total expenses are lower than both its peer group median and average. In light of this and the Fund's strong performance, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                      30 | OPPENHEIMER MAIN STREET FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
THE FUNDS, LENGTH OF SERVICE,      NUMBER OF PORTFOLIOS IN THE FUNDS COMPLEX CURRENTLY OVERSEEN
AGE

INDEPENDENT                        THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                           80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Chairman of the Board of           (since 1991), Centennial State Mortgage Company (since 1994), and The El Paso Mortgage
Trustees (since 2003),             Company (since 1993); Chairman of the following private companies: Ambassador Media
Trustee (since 1999)               Corporation (since 1984) and Broadway Ventures (since 1984); Director of the following:
Age: 68                            Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus
                                   Crusade for Christ (since 1991) and The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services,
                                   Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage)
                                   (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation
                                   (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                    Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity
Trustee (since 1995)               funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 74                            Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice
                                   Chairman and Director of A.G. Edwards, Inc. (until March 1999); Vice Chairman of A.G.
                                   Edwards & Sons, Inc. (until March 1999); Chairman of A.G. Edwards Trust Company (until March
                                   1999) and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of Centennial Asset Management Corporation (December
Trustee (since 1999)               1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June
Age: 69                            1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March
                                   1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical site) (since June
Trustee (since 1999)               2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002); Partner at
Age: 67                            PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price
                                   Waterhouse LLP Global Investment Management Industry Services Group (July 1994-June 1998).
                                   Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern
Trustee (since 1995)               Energy Corp. (public utility corporation) (since November 2004); Director of P.R.
Age: 64                            Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation
                                   (non-profit organization) (February 1998-February 2003); Chairman and Director (until
                                   October 1996) and President and Chief Executive Officer (until October 1995) of the Manager;
                                   President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition
                                   Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and
                                   Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado Uplift (charitable organization) (since September 1984). Mr. Freedman
Trustee (since 1996)               held several positions with the Manager and with subsidiary or affiliated companies of the
Age: 65                            Manager (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.


                      31 | OPPENHEIMER MAIN STREET FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued
---------------------------------------------------------------------------------------------------------------------------------
BEVERLY L. HAMILTON,                Trustee of Monterey Institute for International Studies (educational organization) (since
Trustee (since 2002)                February 2000); Director of The California Endowment (philanthropic organization) (since
Age: 59                             April 2002); Director of Community Hospital of Monterey Peninsula (since February 2002);
                                    Vice Chair of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund) (since
                                    October 1991); President of ARCO Investment Management Company (February 1991-April 2000);
                                    Member of the investment committees of The Rockefeller Foundation and The University of
                                    Michigan; Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April
                                    1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and
                                    Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the
                                    OppenheimerFunds complex.

ROBERT J. MALONE,                   Director of Jones International University (educational organization) (since August 2005);
Trustee (since 2002)                Chairman, Chief Executive Officer and Director of Steele Street State Bank (commercial
Age: 61                             banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since
                                    1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000);
                                    Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado
                                    National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and
                                    Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees
                                    38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,           Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment
Trustee (since 2000)                company) (since 1996) and MML Series Investment Fund (investment company) (since 1996),
Age: 63                             Trustee and Chairman of the Investment Committee (since 1994) of the Worcester Polytech
                                    Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank)
                                    (commercial bank) (January 1999-July 1999); Member of the Investment Committee of the
                                    Community Foundation of Western Massachusetts (1998-2003); and Executive Vice President of
                                    Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees
                                    40 portfolios in the OppenheimerFunds complex.

---------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                  THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                         YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL
                                    HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR
                                    UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE
                                    TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                     Chairman, Chief Executive Officer and Director (since June 2001) and President (since
President and Trustee               September 2000) of the Manager; President and Director or Trustee of other Oppenheimer
(since 2001)                        funds; President and Director of OAC and of Oppenheimer Partnership Holdings, Inc. (holding
Age: 56                             company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds
                                    Distributor, Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                    Legacy Program (charitable trust program established by the Manager) (since July 2001);
                                    Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                    Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                    Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                    HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July
                                    2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                    Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance
                                    Company (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                    Corporation (holding company parent of Babson Capital Management LLC) (since June 1995);
                                    Member of the Investment Company Institute's Board of Governors (since October 3, 2003);
                                    Chief Operating Officer of the Manager (September 2000-June 2001); President and Trustee of
                                    MML Series Investment Fund and MassMutual Select Funds (open-end investment companies)
                                    (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-
                                    August 2000); President, Chief Executive Officer and Director of MML Bay State Life
                                    Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp and
                                    Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June
                                    1998). Oversees 87 portfolios in the OppenheimerFunds complex.

                      32 | OPPENHEIMER MAIN STREET FUND/VA

---------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                   THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. MONOYIOS,
THE FUND                            REINGANUM AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                    10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                    80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                    RETIREMENT DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,               Senior Vice President of the Manager since October 2003; a Certified Financial Analyst.
Vice President and Portfolio        Formerly Vice President of the Manager (April 1998-September 2003). An officer of 6
Manager (since 1999)                portfolios in the OppenheimerFunds complex.
Age: 56

DR. MARC REINGANUM,                 Vice President of the Manager since September 2002; a Director of Quantitative Research and
Vice President and Portfolio        Portfolio Strategist for Equities; the Mary Jo Vaughn Rauscher Chair in Financial
Manager (since 2003)                Investments at Southern Methodist University since 1995. At Southern Methodist University he
Age: 52                             also served as the Director of the Finance Institute, Chairman of the Finance Department,
                                    President of the Faculty at the Cox School of Business and member of the Board of Trustee
                                    Investment Committee. An officer of 3 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                   Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and Chief            President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer                  Shareholder Services, Inc. (since June 1983); Vice President and Director of Internal Audit
(since 2004)                        of the Manager (1997-February 2004). An officer of 87 portfolios in the OppenheimerFunds
Age: 55                             complex.

BRIAN W. WIXTED,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal Financial   following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
and Accounting Officer              Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
(since 1999)                        Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
Age: 46                             2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI
                                    Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy
                                    Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
                                    OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003)
                                    and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                    Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An
                                    officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                     Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary        Manager; General Counsel and Director of the Distributor (since December 2001); General
(since 2001)                        Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice
Age: 57                             President and General Counsel of HarbourView Asset Management Corporation (since December
                                    2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary
                                    (since September 1997) and Director (since November 2001) of OppenheimerFunds International
                                    Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                    Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc.
                                    (since November 2001); Senior Vice President, General Counsel and Director of Shareholder
                                    Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                    President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
                                    Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June
                                    2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc.
                                    (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                    Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                    2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                    Assistant Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                    Shareholder Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                    International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the
                                    OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.

                      33 | OPPENHEIMER MAIN STREET FUND/ VA

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Oppenheimer Main Street Small Cap Fund/VA produced solid results and outperformed its benchmark, the Russell 2000 Index, for the 12-month period ended December 31, 2005. 1 We attribute most of the Fund's outperformance to positive stock selection, particularly in the healthcare sector, recommended by our investment model. The Fund also benefited from emphasized positions, compared to its benchmark, in the energy, healthcare and industrials sectors as well as its underweighting of financials. Additionally, the Fund gained from its overweighting of midcap stocks, a group that performed quite well during the period. By contrast, the Fund's overweighting in consumer discretionary stocks detracted from relative performance as this group overall underperformed for the period.

      The period proved to be highly favorable for our model's investment process. In selecting stocks for the portfolio, we rely on a proprietary quantitative stock-selection model that favors companies with relatively inexpensive valuations that are displaying positive momentum. During the period, both energy and select healthcare companies embodied these qualities; additionally, these two areas were also greatly rewarded by the market. Energy companies benefited from rising commodity prices and both increasing cash flow and growth opportunities, overall exhibiting positive momentum at a discounted valuation. The same was true for healthcare service companies, in particular HMO's, which experienced positive momentum and were relatively inexpensive. In short, the factors that our models look for were the same factors that the market rewarded, making it a positive situation for the Fund.

      In terms of changes made to the portfolio, there have been several. Our models have continued to detect a shift in outperformance of small caps to larger cap stocks. As a result, we sold some of our micro-cap holdings and reinvested the proceeds into mid-cap stocks.

      Another change recommended by our model was to move a greater portion of the portfolio into cyclical, or economically sensitive securities in order to take advantage of the seasonal effect, a time in the market when more volatile stocks tend to outperform, which usually occurs during the fourth to first quarter of the year. Therefore, we added to the Fund's holdings in the technology, consumer discretionary and energy sectors. Thus far, these adjustments have added to results. Our model also recommended an underweighted position within the financials, healthcare and utilities sectors.

      Lastly, the Fund has grown rapidly over the period, and successfully absorbed the in-flows while remaining fully invested.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2005. In the case of non-service shares, performance is measured from inception of the class on May 1, 1998. In the case of service shares, performance is measured from inception of the class on July 16, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the Russell 2000 Index, an unmanaged index of equity securities of small capitalization companies that is a measure of the small company market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

1. The Fund's performance is compared to the 4.55% return for the Russell 2000 Index for the one-year period ended 12/31/05.


                  4 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NON-SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Main Street Small Cap Fund(R)/VA (Non-Service)
     Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Main Street
                            Small Cap Fund(R)/VA          Russell
                               (Non-Service)            2000 Index

05/01/1998                         10,000                  10,000
06/30/1998                          9,560                   9,481
09/30/1998                          8,400                   7,571
12/31/1998                          9,600                   8,806
03/31/1999                          8,880                   8,328
06/30/1999                          9,310                   9,624
09/30/1999                          9,440                   9,015
12/31/1999                         14,070                  10,678
03/31/2000                         15,364                  11,434
06/30/2000                         13,178                  11,002
09/30/2000                         13,468                  11,124
12/31/2000                         11,490                  10,355
03/31/2001                          9,376                   9,682
06/30/2001                         11,334                  11,065
09/30/2001                          9,666                   8,765
12/31/2001                         11,448                  10,613
03/31/2002                         11,821                  11,036
06/30/2002                         11,490                  10,114
09/30/2002                          9,563                   7,949
12/31/2002                          9,645                   8,439
03/31/2003                          9,262                   8,060
06/30/2003                         11,200                   9,948
09/30/2003                         12,122                  10,851
12/31/2003                         13,924                  12,427
03/31/2004                         14,629                  13,205
06/30/2004                         14,681                  13,267
09/30/2004                         14,525                  12,888
12/31/2004                         16,628                  14,704
03/31/2005                         16,161                  13,919
06/30/2005                         16,703                  14,520
09/30/2005                         17,703                  15,201
12/31/2005                         18,278                  15,374

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/05

1-Year    9.92%     5-Year    9.73%     Since Inception (5/1/98)    8.18%

SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

     Oppenheimer Main Street Small Cap Fund(R)/VA (Service)
     Russell 2000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer Main Street
                            Small Cap Fund(R)/VA          Russell
                                 (Service)             2000 Index

07/16/2001                         10,000                  10,000
09/30/2001                          8,784                   8,374
12/31/2001                         10,415                  10,140
03/31/2002                         10,763                  10,544
06/30/2002                         10,452                   9,663
09/30/2002                          8,690                   7,595
12/31/2002                          8,756                   8,063
03/31/2003                          8,417                   7,701
06/30/2003                         10,170                   9,505
09/30/2003                         10,999                  10,368
12/31/2003                         12,630                  11,873
03/31/2004                         13,261                  12,617
06/30/2004                         13,308                  12,676
09/30/2004                         13,157                  12,314
12/31/2004                         15,052                  14,050
03/31/2005                         14,626                  13,299
06/30/2005                         15,110                  13,874
09/30/2005                         16,001                  14,525
12/31/2005                         16,514                  14,689

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/05

1-Year    9.71%     5-Year    N/A       Since Inception (7/16/01)   11.91%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                  5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                  BEGINNING     ENDING        EXPENSES
                                  ACCOUNT       ACCOUNT       PAID DURING
                                  VALUE         VALUE         6 MONTHS ENDED
                                  (7/1/05)      (12/31/05)    DECEMBER 31, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual         $1,000.00     $1,094.30     $4.28
--------------------------------------------------------------------------------
Non-Service shares Hypothetical    1,000.00      1,021.12      4.13
--------------------------------------------------------------------------------
Service shares Actual              1,000.00      1,092.90      5.50
--------------------------------------------------------------------------------
Service shares Hypothetical        1,000.00      1,019.96      5.31

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS                     EXPENSE RATIOS
----------------------------------------
Non-Service shares             0.81%
----------------------------------------
Service shares                 1.04
--------------------------------------------------------------------------------


                  6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
COMMON STOCKS--99.1%
-------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.4%
-------------------------------------------------------------------------------
AUTO COMPONENTS--1.6%
Aftermarket Technology Corp. 1                         11,200    $     217,728
-------------------------------------------------------------------------------
American Axle & Manufacturing
Holdings, Inc. 2                                       18,500          339,105
-------------------------------------------------------------------------------
ArvinMeritor, Inc. 2                                   41,100          591,429
-------------------------------------------------------------------------------
Autoliv, Inc.                                           5,300          240,726
-------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                            4,600          278,898
-------------------------------------------------------------------------------
Dana Corp.                                             44,200          317,356
-------------------------------------------------------------------------------
Drew Industries, Inc. 1,2                               2,800           78,932
-------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                   30,400          528,352
-------------------------------------------------------------------------------
Lear Corp. 2                                           12,200          347,212
-------------------------------------------------------------------------------
LKQ Corp. 1,2                                             600           20,772
-------------------------------------------------------------------------------
Midas, Inc. 1,2                                         7,600          139,536
-------------------------------------------------------------------------------
Modine Manufacturing Co.                               23,200          756,088
-------------------------------------------------------------------------------
Proliance International, Inc. 1,2                       1,007            5,327
-------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                     7,900          148,599
-------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                               3,100           41,106
-------------------------------------------------------------------------------
Spartan Motors, Inc.                                      100            1,029
-------------------------------------------------------------------------------
Tenneco, Inc. 1                                        49,000          960,890
-------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                         9,000          237,150
-------------------------------------------------------------------------------
Visteon Corp. 1                                        75,300          471,378
                                                                 --------------
                                                                     5,721,613

-------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Fleetwood Enterprises, Inc. 1                           3,500           43,225
-------------------------------------------------------------------------------
Monaco Coach Corp. 2                                    3,900           51,870
-------------------------------------------------------------------------------
Winnebago Industries, Inc. 2                            2,700           89,856
                                                                 --------------
                                                                       184,951

-------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Audiovox Corp., Cl. A 1                                 2,000           27,720
-------------------------------------------------------------------------------
Jorgensen (Earle M.) Co. 1,2                            8,900           82,147
                                                                 --------------
                                                                       109,867

-------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.0%
Alderwoods Group, Inc. 1                                8,900          141,243
-------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1,2             10,600          392,730
-------------------------------------------------------------------------------
Career Education Corp. 1                               10,800          364,176
-------------------------------------------------------------------------------
CPI Corp.                                                 300            5,613
-------------------------------------------------------------------------------
Escala Group, Inc. 1,2                                  3,200           64,896
-------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                        2,000          118,220
-------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                       36,000          997,560
-------------------------------------------------------------------------------
Matthews International Corp., Cl. A                       200            7,282
-------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 2                         7,300          278,933
-------------------------------------------------------------------------------
Service Corp. International                            50,700          414,726
-------------------------------------------------------------------------------
ServiceMaster Co. (The)                                16,600          198,370

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES Continued
Steiner Leisure Ltd. 1                                  8,100    $     288,036
-------------------------------------------------------------------------------
Stewart Enterprises, Inc. 2                            28,900          156,349
-------------------------------------------------------------------------------
Vertrue, Inc. 1                                         1,300           45,929
-------------------------------------------------------------------------------
Weight Watchers International, Inc. 1                   1,700           84,031
                                                                 --------------
                                                                     3,558,094

-------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.3%
Ambassadors Group, Inc.                                 8,700          199,143
-------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                21,300          483,510
-------------------------------------------------------------------------------
Aztar Corp. 1,2                                        11,900          361,641
-------------------------------------------------------------------------------
Bluegreen Corp. 1,2                                    19,900          314,420
-------------------------------------------------------------------------------
Brinker International, Inc.                             6,300          243,558
-------------------------------------------------------------------------------
Caribou Coffee Co., Inc. 1                                900            9,036
-------------------------------------------------------------------------------
CBRL Group, Inc.                                       11,500          404,225
-------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                               2,250           76,590
-------------------------------------------------------------------------------
Checkers Drive-In Restaurants, Inc. 1                   2,000           30,320
-------------------------------------------------------------------------------
Choice Hotels International, Inc.                       8,600          359,136
-------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                44,300          598,493
-------------------------------------------------------------------------------
Ctrip.com International Ltd., ADR                       1,600           92,400
-------------------------------------------------------------------------------
Darden Restaurants, Inc.                               11,300          439,344
-------------------------------------------------------------------------------
Denny's Corp. 1,2                                      21,400           86,242
-------------------------------------------------------------------------------
Domino's Pizza, Inc.                                   23,300          563,860
-------------------------------------------------------------------------------
Dover Downs Gaming &
Entertainment, Inc.                                     6,600           93,390
-------------------------------------------------------------------------------
IHOP Corp. 2                                           12,600          591,066
-------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                20,800          726,544
-------------------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc. 1,2                       11,500           66,010
-------------------------------------------------------------------------------
La Quinta Corp. 1                                      33,600          374,304
-------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                     5,400          128,196
-------------------------------------------------------------------------------
Luby's, Inc. 1,2                                       16,500          219,450
-------------------------------------------------------------------------------
McCormick & Schmick's Seafood
Restaurants, Inc. 1                                     8,700          196,707
-------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                       5,400          122,040
-------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1                                8,900           92,649
-------------------------------------------------------------------------------
Multimedia Games, Inc. 1,2                              3,000           27,750
-------------------------------------------------------------------------------
Navigant International, Inc. 1,2                        4,300           46,655
-------------------------------------------------------------------------------
O'Charley's, Inc. 1                                     7,800          120,978
-------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                 100            6,568
-------------------------------------------------------------------------------
Papa John's International, Inc. 1                       1,900          112,689
-------------------------------------------------------------------------------
Six Flags, Inc. 1,2                                    33,100          255,201
-------------------------------------------------------------------------------
Sunterra Corp. 1                                       14,600          207,612
-------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                 16,500          544,995
                                                                 --------------
                                                                     8,194,722

-------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
American Greetings Corp., Cl. A 2                      31,900          700,843
-------------------------------------------------------------------------------
Avatar Holdings, Inc. 1,2                                 300           16,476


                  7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Beazer Homes USA, Inc. 2                                4,800    $     349,632
-------------------------------------------------------------------------------
Blount International, Inc. 1                            7,800          124,254
-------------------------------------------------------------------------------
Brookfield Homes Corp. 2                                9,545          474,673
-------------------------------------------------------------------------------
Champion Enterprises, Inc. 1,2                         30,400          414,048
-------------------------------------------------------------------------------
CSS Industries, Inc. 2                                    950           29,194
-------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                           8,200          299,546
-------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                 30,700          685,531
-------------------------------------------------------------------------------
Interface, Inc., Cl. A 1,2                             27,300          224,406
-------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                      4,800           51,024
-------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                       29,100          394,596
-------------------------------------------------------------------------------
MDC Holdings, Inc.                                      1,400           86,772
-------------------------------------------------------------------------------
Mestek, Inc. 1                                            600            7,860
-------------------------------------------------------------------------------
Movado Group, Inc.                                      1,600           29,280
-------------------------------------------------------------------------------
Palm Harbor Homes, Inc. 1,2                             2,000           37,600
-------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                2,700          194,751
-------------------------------------------------------------------------------
Snap-On, Inc. 2                                         7,600          285,456
-------------------------------------------------------------------------------
Stanley Furniture Co., Inc.                            10,200          236,436
-------------------------------------------------------------------------------
Stanley Works (The)                                     5,000          240,200
-------------------------------------------------------------------------------
Tupperware Brands Corp.                                28,000          627,200
-------------------------------------------------------------------------------
WCI Communities, Inc. 1,2                               3,600           96,660
-------------------------------------------------------------------------------
William Lyon Homes, Inc. 1                                900           90,810
                                                                 --------------
                                                                     5,697,248

-------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
Blue Nile, Inc. 1                                       7,900          318,449
-------------------------------------------------------------------------------
Coldwater Creek, Inc. 1,2                               1,800           54,954
-------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                            20,300          398,083
-------------------------------------------------------------------------------
PetMed Express, Inc. 1,2                                8,300          117,611
-------------------------------------------------------------------------------
Priceline.com, Inc. 1                                   3,400           75,888
-------------------------------------------------------------------------------
Provide Commerce, Inc. 1,2                              1,700           56,287
-------------------------------------------------------------------------------
Sportsman's Guide, Inc. 1                               2,200           52,470
-------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                    3,200           73,472
-------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1,2                      3,800           47,880
                                                                 --------------
                                                                     1,195,094

-------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Arctic Cat, Inc. 2                                        500           10,030
-------------------------------------------------------------------------------
Callaway Golf Co.                                      15,700          217,288
-------------------------------------------------------------------------------
Hasbro, Inc.                                           21,700          437,906
-------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                17,800          372,732
-------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                          9,300          152,334
-------------------------------------------------------------------------------
Oakley, Inc. 2                                         25,800          379,002
-------------------------------------------------------------------------------
RC2 Corp. 1                                             5,700          202,464
-------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1                    4,800          122,448
                                                                 --------------
                                                                     1,894,204

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
MEDIA--2.1%
Arbitron, Inc. 2                                        8,000    $     303,840
-------------------------------------------------------------------------------
Belo Corp., Cl. A                                       9,700          207,677
-------------------------------------------------------------------------------
Catalina Marketing Corp. 2                             17,300          438,555
-------------------------------------------------------------------------------
Charter Communications, Inc., Cl. A 1,2               169,400          206,668
-------------------------------------------------------------------------------
Citadel Broadcasting Corp. 2                           25,400          341,376
-------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                              8,600          121,088
-------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                         19,200          238,272
-------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 1,2                  21,600          430,056
-------------------------------------------------------------------------------
Entercom Communications Corp. 1                        19,400          575,598
-------------------------------------------------------------------------------
Entravision Communications Corp. 1                      6,400           45,568
-------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1                         5,800          195,866
-------------------------------------------------------------------------------
Interactive Data Corp.                                  2,400           54,504
-------------------------------------------------------------------------------
Interpublic Group of Cos., Inc. 1                       8,500           82,025
-------------------------------------------------------------------------------
Journal Communications, Inc. 2                         12,400          172,980
-------------------------------------------------------------------------------
Journal Register Co. 2                                  1,700           25,415
-------------------------------------------------------------------------------
Liberty Corp. 2                                         2,800          131,068
-------------------------------------------------------------------------------
Media General, Inc., Cl. A                              7,400          375,180
-------------------------------------------------------------------------------
Mediacom Communications Corp. 1,2                      24,800          136,152
-------------------------------------------------------------------------------
Meredith Corp.                                          5,800          303,572
-------------------------------------------------------------------------------
Playboy Enterprises, Inc., Cl. B 1,2                    9,300          129,177
-------------------------------------------------------------------------------
PRIMEDIA, Inc. 1,2                                      9,600           15,456
-------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                  6,700          412,854
-------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A,
Non-Vtg.                                               42,800          651,416
-------------------------------------------------------------------------------
Scholastic Corp. 1,2                                   11,900          339,269
-------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 2                40,100          368,920
-------------------------------------------------------------------------------
TiVo, Inc. 1,2                                         60,500          309,760
-------------------------------------------------------------------------------
Valassis Communications, Inc. 1                         1,600           46,512
-------------------------------------------------------------------------------
Westwood One, Inc.                                     17,900          291,770
-------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                       10,600          413,824
-------------------------------------------------------------------------------
World Wrestling Federation
Entertainment, Inc.                                     1,900           27,892
                                                                 --------------
                                                                     7,392,310

-------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
99 Cents Only Stores 1,2                               17,500          183,050
-------------------------------------------------------------------------------
Big Lots, Inc. 1,2                                     22,100          265,421
-------------------------------------------------------------------------------
Bon-Ton Stores, Inc.                                    3,000           57,390
-------------------------------------------------------------------------------
Conn's, Inc. 1,2                                        1,200           44,244
-------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                 12,500          310,250
-------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                             20,000          478,800
-------------------------------------------------------------------------------
Fred's, Inc. 2                                          6,900          112,263
-------------------------------------------------------------------------------
Retail Ventures, Inc. 1,2                              18,100          225,164
-------------------------------------------------------------------------------
Saks, Inc. 1                                           12,300          207,378
-------------------------------------------------------------------------------
Stage Stores, Inc.                                     29,050          865,109
-------------------------------------------------------------------------------
Stein Mart, Inc.                                       22,700          412,005
                                                                 --------------
                                                                     3,161,074


                  8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
SPECIALTY RETAIL--6.4%
Abercrombie & Fitch Co., Cl. A                          1,400    $      91,252
-------------------------------------------------------------------------------
Advance Auto Parts, Inc. 1                              5,800          252,068
-------------------------------------------------------------------------------
Aeropostale, Inc. 1                                    13,100          344,530
-------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                        14,800          340,104
-------------------------------------------------------------------------------
Asbury Automotive Group, Inc. 1                         5,900           97,114
-------------------------------------------------------------------------------
AutoNation, Inc. 1                                     11,400          247,722
-------------------------------------------------------------------------------
Barnes & Noble, Inc.                                   12,800          546,176
-------------------------------------------------------------------------------
bebe stores, inc. 2                                    19,412          272,350
-------------------------------------------------------------------------------
Blair Corp.                                               967           37,655
-------------------------------------------------------------------------------
Borders Group, Inc.                                     6,800          147,356
-------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                    7,800          251,472
-------------------------------------------------------------------------------
Building Materials Holding Corp. 2                     10,400          709,384
-------------------------------------------------------------------------------
Burlington Coat Factory Warehouse
Corp.                                                   9,700          390,037
-------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1,2                     18,100          110,953
-------------------------------------------------------------------------------
Cato Corp., Cl. A                                      17,750          380,738
-------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1,2                      16,700          347,861
-------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                             94,600        1,248,720
-------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2               19,000          938,980
-------------------------------------------------------------------------------
Christopher & Banks Corp. 2                            12,800          240,384
-------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City
Group                                                  17,000          384,030
-------------------------------------------------------------------------------
Citi Trends, Inc. 1,2                                   1,000           42,690
-------------------------------------------------------------------------------
Claire's Stores, Inc.                                  15,200          444,144
-------------------------------------------------------------------------------
CSK Auto Corp. 1                                       26,200          395,096
-------------------------------------------------------------------------------
Deb Shops, Inc.                                           500           14,865
-------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                         10,400          181,168
-------------------------------------------------------------------------------
GameStop Corp., Cl. A 1,2                               9,633          306,522
-------------------------------------------------------------------------------
Genesco, Inc. 1                                        23,100          896,049
-------------------------------------------------------------------------------
Golf Galaxy, Inc. 1                                       300            5,745
-------------------------------------------------------------------------------
Group 1 Automotive, Inc. 1,2                            6,800          213,724
-------------------------------------------------------------------------------
Guess?, Inc. 1                                         23,900          850,840
-------------------------------------------------------------------------------
Gymboree Corp. 1,2                                     14,200          332,280
-------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1,2                       27,487          782,830
-------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1                         2,200           95,502
-------------------------------------------------------------------------------
Linens `N Things, Inc. 1                                7,900          210,140
-------------------------------------------------------------------------------
Lithia Motors, Inc., Cl. A                              7,100          223,224
-------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                          28,850          849,344
-------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                  16,400          443,784
-------------------------------------------------------------------------------
Office Depot, Inc. 1                                    2,900           91,060
-------------------------------------------------------------------------------
OfficeMax, Inc.                                        17,600          446,336
-------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                  12,175          303,401
-------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                   19,600          921,004
-------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                             41,700        1,046,670
-------------------------------------------------------------------------------
RadioShack Corp.                                       16,000          336,480

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Rent-A-Center, Inc. 1                                   1,000    $      18,860
-------------------------------------------------------------------------------
Rent-Way, Inc. 1,2                                     10,300           65,817
-------------------------------------------------------------------------------
Restoration Hardware, Inc. 1,2                          4,100           24,682
-------------------------------------------------------------------------------
Select Comfort Corp. 1,2                               22,300          609,905
-------------------------------------------------------------------------------
Shoe Carnival, Inc. 1                                   2,500           54,800
-------------------------------------------------------------------------------
Sonic Automotive, Inc.                                 17,600          392,128
-------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1,2                       27,400          852,962
-------------------------------------------------------------------------------
Syms Corp.                                                800           11,552
-------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                  24,600          684,372
-------------------------------------------------------------------------------
Tiffany & Co.                                           8,700          333,123
-------------------------------------------------------------------------------
Too, Inc. 1                                            30,100          849,121
-------------------------------------------------------------------------------
Trans World Entertainment Corp. 1,2                    11,900           67,830
-------------------------------------------------------------------------------
Tuesday Morning Corp. 2                                14,300          299,156
-------------------------------------------------------------------------------
United Auto Group, Inc. 2                              25,800          985,560
-------------------------------------------------------------------------------
West Marine, Inc. 1,2                                   2,800           39,144
-------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                              33,300          147,852
-------------------------------------------------------------------------------
Wilsons The Leather Experts, Inc. 1,2                   6,100           22,143
-------------------------------------------------------------------------------
Zale Corp. 1                                           31,900          802,285
                                                                 --------------
                                                                    23,073,076

-------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Carter's, Inc. 1                                        2,500          147,125
-------------------------------------------------------------------------------
Cherokee, Inc.                                          4,500          154,755
-------------------------------------------------------------------------------
Columbia Sportswear Co. 1,2                             4,200          200,466
-------------------------------------------------------------------------------
Hartmarx Corp. 1                                        7,100           55,451
-------------------------------------------------------------------------------
Iconix Brand Group, Inc. 1                              9,500           96,805
-------------------------------------------------------------------------------
Jones Apparel Group, Inc.                              10,700          328,704
-------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                   19,400          629,336
-------------------------------------------------------------------------------
Kellwood Co. 2                                            900           21,492
-------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A 2                 4,500          114,750
-------------------------------------------------------------------------------
Liz Claiborne, Inc.                                     8,900          318,798
-------------------------------------------------------------------------------
Oxford Industries, Inc.                                   400           21,880
-------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                              18,100          586,440
-------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                         13,800          211,416
-------------------------------------------------------------------------------
Steven Madden Ltd.                                     10,200          298,146
-------------------------------------------------------------------------------
Stride Rite Corp.                                      21,400          290,184
-------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                 8,900          289,695
-------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                                 34,300          557,032
-------------------------------------------------------------------------------
Under Armour, Inc., Cl. A 1,2                           6,000          229,860
-------------------------------------------------------------------------------
UniFirst Corp.                                          2,800           87,080
-------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                            13,900          371,408
-------------------------------------------------------------------------------
Wolverine World Wide, Inc.                             39,850          895,031
                                                                 --------------
                                                                     5,905,854


                  9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
CONSUMER STAPLES--3.0%
-------------------------------------------------------------------------------
BEVERAGES--0.1%
Boston Beer Co., Inc., Cl. A 1                          5,900    $     147,500
-------------------------------------------------------------------------------
National Beverage Corp.                                 1,200           11,724
-------------------------------------------------------------------------------
PepsiAmericas, Inc.                                     8,900          207,014
                                                                 --------------
                                                                       366,238

-------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Andersons, Inc. (The) 2                                 1,000           43,080
-------------------------------------------------------------------------------
Arden Group, Inc., Cl. A 2                                900           81,891
-------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                             6,700          198,052
-------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                         23,400          580,320
-------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co.,
Inc. (The) 1,2                                          8,900          282,842
-------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A                             1,200           18,780
-------------------------------------------------------------------------------
Longs Drug Stores, Inc. 2                              16,900          614,991
-------------------------------------------------------------------------------
Nash Finch Co. 2                                        2,500           63,700
-------------------------------------------------------------------------------
Pathmark Stores, Inc. 1                                12,000          119,880
-------------------------------------------------------------------------------
Performance Food Group Co. 1,2                         23,300          661,021
-------------------------------------------------------------------------------
Rite Aid Corp. 1,2                                     52,600          183,048
-------------------------------------------------------------------------------
Ruddick Corp.                                          13,300          283,024
-------------------------------------------------------------------------------
Spartan Stores, Inc. 1                                  5,600           58,352
-------------------------------------------------------------------------------
SUPERVALU, Inc.                                        14,100          457,968
-------------------------------------------------------------------------------
Weis Markets, Inc. 2                                    1,200           51,648
                                                                 --------------
                                                                     3,698,597

-------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Chiquita Brands International, Inc.                    30,800          616,308
-------------------------------------------------------------------------------
Darling International, Inc. 1,2                        20,100           79,797
-------------------------------------------------------------------------------
Del Monte Foods Co. 1                                  31,400          327,502
-------------------------------------------------------------------------------
Flowers Foods, Inc.                                    28,700          790,972
-------------------------------------------------------------------------------
Gold Kist Holdings, Inc. 1,2                           17,000          254,150
-------------------------------------------------------------------------------
Hain Celestial Group, Inc. 1                           14,700          311,052
-------------------------------------------------------------------------------
Hormel Foods Corp.                                        500           16,340
-------------------------------------------------------------------------------
Imperial Sugar Co.                                        100            1,358
-------------------------------------------------------------------------------
J&J Snack Foods Corp.                                   4,500          267,345
-------------------------------------------------------------------------------
Lancaster Colony Corp.                                  3,300          122,265
-------------------------------------------------------------------------------
Lance, Inc. 2                                           2,600           48,438
-------------------------------------------------------------------------------
M&F Worldwide Corp. 1                                   2,600           42,432
-------------------------------------------------------------------------------
McCormick & Co., Inc., Non-Vtg.                         2,500           77,300
-------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B 2                         12,400          411,184
-------------------------------------------------------------------------------
Premium Standard Farms, Inc.                            4,100           61,336
-------------------------------------------------------------------------------
Ralcorp Holdings, Inc. 1                                3,800          151,658
-------------------------------------------------------------------------------
Seaboard Corp. 2                                          200          302,200
                                                                 --------------
                                                                     3,881,637

-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.4%
Chattem, Inc. 1,2                                      15,900          578,601

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS Continued
Church & Dwight Co., Inc.                               1,900    $      62,757
-------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                              8,600          428,194
-------------------------------------------------------------------------------
Playtex Products, Inc. 1,2                             24,500          334,915
-------------------------------------------------------------------------------
Spectrum Brands, Inc. 1                                 7,200          146,232
                                                                 --------------
                                                                     1,550,699

-------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Inter Parfums, Inc.                                       600           10,776
-------------------------------------------------------------------------------
Mannatech, Inc. 2                                       4,700           64,907
-------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                       10,000          180,800
-------------------------------------------------------------------------------
Parlux Fragrances, Inc. 1,2                             9,800          299,194
-------------------------------------------------------------------------------
USANA Health Sciences, Inc. 1,2                         6,500          249,340
                                                                 --------------
                                                                       805,017

-------------------------------------------------------------------------------
TOBACCO--0.2%
Loews Corp./Carolina Group                              7,600          334,324
-------------------------------------------------------------------------------
Vector Group Ltd. 2                                    15,935          289,539
                                                                 --------------
                                                                       623,863

-------------------------------------------------------------------------------
ENERGY--8.0%
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
Atwood Oceanics, Inc. 1,2                               2,100          163,863
-------------------------------------------------------------------------------
CHC Helicopter Corp., Cl. A                             1,400           32,891
-------------------------------------------------------------------------------
Cooper Cameron Corp. 1                                  8,500          351,900
-------------------------------------------------------------------------------
Ensign Energy Services, Inc.                           13,600          548,937
-------------------------------------------------------------------------------
Global Industries Ltd. 1                               45,800          519,830
-------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                   3,200          141,184
-------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                     133,900        1,035,047
-------------------------------------------------------------------------------
Gulf Island Fabrication, Inc. 2                           900           21,879
-------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1                               1,800           53,316
-------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                 9,700          600,527
-------------------------------------------------------------------------------
Hercules Offshore, Inc. 1                              12,700          360,807
-------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc. 1,2                   11,200          366,240
-------------------------------------------------------------------------------
Hydril Co. 1                                            2,200          137,720
-------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                         21,300        1,100,358
-------------------------------------------------------------------------------
Maverick Tube Corp. 1,2                                10,900          434,474
-------------------------------------------------------------------------------
NS Group, Inc. 1                                       23,000          961,630
-------------------------------------------------------------------------------
Oceaneering International, Inc. 1                       2,700          134,406
-------------------------------------------------------------------------------
Offshore Logistics, Inc. 1                                100            2,920
-------------------------------------------------------------------------------
Oil States International, Inc. 1                       11,800          373,824
-------------------------------------------------------------------------------
Parker Drilling Co. 1                                  21,900          237,177
-------------------------------------------------------------------------------
Prairie Schooner Petroleum Ltd. 1,3                     1,200           24,259
-------------------------------------------------------------------------------
Precision Drilling Trust                                3,000           99,049
-------------------------------------------------------------------------------
Pride International, Inc. 1                             6,700          206,025
-------------------------------------------------------------------------------
Technicoil Corp. 1                                      7,100           23,820
-------------------------------------------------------------------------------
Technicoil Corp. 1                                     47,900          160,704
-------------------------------------------------------------------------------
Tetra Technologies, Inc. 1,2                           14,700          448,644


                 10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Trican Well Service Ltd. 1                             12,300    $     592,542
-------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                 15,200          625,024
-------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                    29,100        1,032,759
                                                                 --------------
                                                                    10,791,756

-------------------------------------------------------------------------------
OIL & GAS--5.0%
Alberta Clipper Energy, Inc. 1                          7,887           26,122
-------------------------------------------------------------------------------
Alon USA Energy, Inc. 1                                 2,200           43,230
-------------------------------------------------------------------------------
Alpha Natural Resources, Inc. 1                         2,700           51,867
-------------------------------------------------------------------------------
Atlas America, Inc. 1                                   5,568          335,305
-------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                    92,200          380,713
-------------------------------------------------------------------------------
ATP Oil & Gas Corp. 1,2                                 2,700           99,927
-------------------------------------------------------------------------------
Basic Energy Services, Inc. 1                           9,600          191,520
-------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A 2                            1,700           97,240
-------------------------------------------------------------------------------
Brigham Exploration Co. 1                              12,100          143,506
-------------------------------------------------------------------------------
Callon Petroleum Co. 1                                 16,900          298,285
-------------------------------------------------------------------------------
Capital Energy Resources Ltd. 1                        24,500          105,592
-------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                             2,080           13,688
-------------------------------------------------------------------------------
Clear Energy, Inc. 1                                   36,133          164,742
-------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                           28,100          857,331
-------------------------------------------------------------------------------
Crew Energy, Inc. 1                                     2,666           42,887
-------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                   1,940           25,050
-------------------------------------------------------------------------------
Delphi Energy Corp. 1                                  35,000          171,319
-------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                    4,500          171,220
-------------------------------------------------------------------------------
Edge Petroleum Corp. 1,2                               14,100          351,231
-------------------------------------------------------------------------------
Ember Resources, Inc. 1                                 7,887           52,582
-------------------------------------------------------------------------------
Ember Resources, Inc. 1                                 9,700           60,443
-------------------------------------------------------------------------------
Energy Partners Ltd. 1                                 18,800          409,652
-------------------------------------------------------------------------------
Find Energy Ltd. 1                                      4,200           33,493
-------------------------------------------------------------------------------
Find Energy Ltd. 1                                     28,100          224,084
-------------------------------------------------------------------------------
Forest Oil Corp. 1                                      8,000          364,560
-------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                          1,400           53,200
-------------------------------------------------------------------------------
Frontier Oil Corp.                                      3,400          127,602
-------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                           6,900          145,426
-------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription
Receipts 1                                              7,500          158,071
-------------------------------------------------------------------------------
General Maritime Corp. 2                               14,100          522,264
-------------------------------------------------------------------------------
Giant Industries, Inc. 1                               15,200          789,792
-------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                               1,700           30,272
-------------------------------------------------------------------------------
Holly Corp.                                             4,100          241,367
-------------------------------------------------------------------------------
Houston Exploration Co. 1                              11,900          628,320
-------------------------------------------------------------------------------
KCS Energy, Inc. 1,2                                   37,600          910,672
-------------------------------------------------------------------------------
Mahalo Energy Ltd. 1,3                                 19,500          117,424
-------------------------------------------------------------------------------
Maritrans, Inc.                                         7,700          200,354
-------------------------------------------------------------------------------
Meridian Resource Corp. (The) 1                        10,800           45,360
-------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                        45,050          171,294

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
OIL & GAS Continued
Mission Oil & Gas, Inc. 1                               5,532    $      35,264
-------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,4                             6,400           40,797
-------------------------------------------------------------------------------
OMI Corp. 2                                            27,100          491,865
-------------------------------------------------------------------------------
Open Range Energy Corp. 1                                 910            3,718
-------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                        9,100          458,549
-------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                      25,200          669,861
-------------------------------------------------------------------------------
Penn Virginia Corp.                                     1,300           74,620
-------------------------------------------------------------------------------
Petrohawk Energy Corp. 1                               15,700          207,554
-------------------------------------------------------------------------------
PetroQuest Energy, Inc. 1,2                            42,700          353,556
-------------------------------------------------------------------------------
Pogo Producing Co.                                      4,700          234,107
-------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                     1,940           27,370
-------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                               33,020           99,419
-------------------------------------------------------------------------------
Real Resources, Inc. 1                                  4,800          102,817
-------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                            26,300          959,950
-------------------------------------------------------------------------------
Resource America, Inc., Cl. A                           2,700           46,035
-------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                   275            4,795
-------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                 3,600           62,774
-------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                         5,400          198,774
-------------------------------------------------------------------------------
Stone Energy Corp. 1                                   12,500          569,125
-------------------------------------------------------------------------------
Swift Energy Co. 1,2                                   23,100        1,041,117
-------------------------------------------------------------------------------
Tesoro Corp.                                            8,800          541,640
-------------------------------------------------------------------------------
Thunder Energy Trust                                   11,833          122,152
-------------------------------------------------------------------------------
TransMontaigne, Inc. 1                                 10,800           71,280
-------------------------------------------------------------------------------
Trilogy Energy Trust                                    9,400          192,456
-------------------------------------------------------------------------------
True Energy Trust                                       8,750          156,566
-------------------------------------------------------------------------------
Tusk Energy Corp. 1                                    26,300          114,481
-------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                  21,300           92,716
-------------------------------------------------------------------------------
USEC, Inc. 2                                           32,900          393,155
-------------------------------------------------------------------------------
Vault Energy Trust                                      5,200           50,996
-------------------------------------------------------------------------------
Vero Energy, Inc. 1                                     2,482           11,338
-------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                15,500          826,615
-------------------------------------------------------------------------------
W&T Offshore, Inc. 2                                    3,500          102,900
-------------------------------------------------------------------------------
West Energy Ltd. 1                                      8,600           59,333
-------------------------------------------------------------------------------
White Fire Energy Ltd. 1                                  275              639
-------------------------------------------------------------------------------
White Fire Energy Ltd. 1                                3,600            8,362
-------------------------------------------------------------------------------
Whiting Petroleum Corp. 1,2                            20,200          808,000
-------------------------------------------------------------------------------
Williams (Clayton) Energy, Inc. 1                       1,200           50,088
-------------------------------------------------------------------------------
Zenas Energy Corp.                                     17,437           78,751
                                                                 --------------
                                                                    18,220,542

-------------------------------------------------------------------------------
FINANCIALS--12.2%
-------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
GAMCO Investors, Inc., Cl. A 2                          3,500          152,355
-------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1,2                  24,700          244,283
-------------------------------------------------------------------------------
Stifel Financial Corp. 1,2                              2,200           82,698
-------------------------------------------------------------------------------
SWS Group, Inc. 2                                       8,000          167,520
                                                                 --------------
                                                                       646,856


                 11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL BANKS--2.8%
Anchor BanCorp Wisconsin, Inc. 2                        2,700    $      81,918
-------------------------------------------------------------------------------
Astoria Financial Corp.                                17,350          510,090
-------------------------------------------------------------------------------
BancorpSouth, Inc. 2                                    1,300           28,691
-------------------------------------------------------------------------------
Bank of Hawaii Corp.                                    1,500           77,310
-------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A                       2,800           74,396
-------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc. 2                           600           20,100
-------------------------------------------------------------------------------
Capital Corp. of the West 2                               620           20,119
-------------------------------------------------------------------------------
Capital Crossing Bank 1,2                                 100            3,340
-------------------------------------------------------------------------------
Capitol Bancorp Ltd.                                    1,500           56,160
-------------------------------------------------------------------------------
Center Financial Corp. 2                                  500           12,580
-------------------------------------------------------------------------------
Central Pacific Financial Corp. 2                         700           25,144
-------------------------------------------------------------------------------
Chittenden Corp. 2                                      7,000          194,670
-------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                            2,100           49,518
-------------------------------------------------------------------------------
City Holding Co. 2                                      6,300          226,485
-------------------------------------------------------------------------------
Columbia Banking System, Inc. 2                         5,090          145,320
-------------------------------------------------------------------------------
Commerce Bancshares, Inc. 2                             3,360          175,123
-------------------------------------------------------------------------------
Community Bank System, Inc. 2                          21,100          475,805
-------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                           2,415           74,261
-------------------------------------------------------------------------------
Corus Bankshares, Inc. 2                               11,700          658,359
-------------------------------------------------------------------------------
Downey Financial Corp. 2                               11,000          752,290
-------------------------------------------------------------------------------
F.N.B. Corp. 2                                          2,600           45,136
-------------------------------------------------------------------------------
First BanCorp 2                                         9,700          120,377
-------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A 2                1,200          209,304
-------------------------------------------------------------------------------
First Commonwealth Financial Corp. 2                   24,300          314,199
-------------------------------------------------------------------------------
First Defiance Financial Corp.                          1,600           43,344
-------------------------------------------------------------------------------
First Financial Holdings, Inc.                          1,900           58,368
-------------------------------------------------------------------------------
First Indiana Corp. 2                                   2,600           89,388
-------------------------------------------------------------------------------
First Midwest Bancorp, Inc. 2                           4,725          165,659
-------------------------------------------------------------------------------
First Place Financial Corp. 2                           6,600          158,730
-------------------------------------------------------------------------------
First Republic Bank                                     3,700          136,937
-------------------------------------------------------------------------------
First Security Group, Inc. 2                           24,900          242,526
-------------------------------------------------------------------------------
First South Bancorp, Inc. 2                               400           14,128
-------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                           10,700          583,364
-------------------------------------------------------------------------------
Flagstar Bancorp, Inc.                                  4,600           66,240
-------------------------------------------------------------------------------
Greater Bay Bancorp                                    12,200          312,564
-------------------------------------------------------------------------------
Greene County Bancshares, Inc. 2                        2,400           65,664
-------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc. 2                       4,900          181,545
-------------------------------------------------------------------------------
Horizon Financial Corp. 2                                 200            4,368
-------------------------------------------------------------------------------
Hudson United Bancorp                                   1,000           41,680
-------------------------------------------------------------------------------
Independent Bank Corp.                                  7,950          216,479
-------------------------------------------------------------------------------
ITLA Capital Corp. 1                                    1,100           53,735
-------------------------------------------------------------------------------
MAF Bancorp, Inc. 2                                     6,400          264,832
-------------------------------------------------------------------------------
MainSource Financial Group, Inc. 2                      2,583           46,107
-------------------------------------------------------------------------------
NASB Financial, Inc. 2                                    600           23,616

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
National Bankshares, Inc.                                 400    $      18,800
-------------------------------------------------------------------------------
Net.B@nk, Inc.                                          2,100           15,078
-------------------------------------------------------------------------------
Pacific Capital Bancorp 2                              16,610          590,984
-------------------------------------------------------------------------------
PFF Bancorp, Inc.                                      10,010          305,505
-------------------------------------------------------------------------------
Provident Bankshares Corp.                             14,451          488,010
-------------------------------------------------------------------------------
Provident Financial Holdings, Inc. 2                      800           21,040
-------------------------------------------------------------------------------
Provident Financial Services, Inc.                      2,100           38,871
-------------------------------------------------------------------------------
Republic Bancorp, Inc.                                    682            8,116
-------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                           3,338           71,600
-------------------------------------------------------------------------------
Seacoast Banking Corp. of Florida 2                       230            5,279
-------------------------------------------------------------------------------
Southwest Bancorp, Inc. 2                                 600           12,000
-------------------------------------------------------------------------------
State Bancorp, Inc.                                       994           16,640
-------------------------------------------------------------------------------
Sterling Bancshares, Inc.                               1,200           18,528
-------------------------------------------------------------------------------
Sterling Financial Corp., Western US                    9,775          244,180
-------------------------------------------------------------------------------
Susquehanna Bancshares, Inc. 2                          5,000          118,400
-------------------------------------------------------------------------------
SVB Financial Group 1                                   1,600           74,944
-------------------------------------------------------------------------------
Taylor Capital Group, Inc.                              2,000           80,800
-------------------------------------------------------------------------------
TCF Financial Corp.                                     6,200          168,268
-------------------------------------------------------------------------------
TierOne Corp. 2                                         8,000          235,280
-------------------------------------------------------------------------------
Union Bankshares Corp.                                  1,100           47,410
-------------------------------------------------------------------------------
W. Holding Co., Inc.                                    9,500           78,185
-------------------------------------------------------------------------------
WesBanco, Inc. 2                                          700           21,287
-------------------------------------------------------------------------------
WSFS Financial Corp. 2                                  4,600          281,750
                                                                 --------------
                                                                    10,080,924

-------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
ASTA Funding, Inc. 2                                   11,900          325,346
-------------------------------------------------------------------------------
Nelnet, Inc., Cl. A 1,2                                 5,600          227,808
                                                                 --------------
                                                                       553,154

-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
Ace Cash Express, Inc. 1,2                              1,200           28,020
-------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                 17,500          567,700
-------------------------------------------------------------------------------
AmeriCredit Corp. 1                                    19,700          504,911
-------------------------------------------------------------------------------
Apollo Investment Corp.                                 8,000          143,440
-------------------------------------------------------------------------------
Asset Acceptance Capital Corp. 1                       16,100          361,606
-------------------------------------------------------------------------------
CompuCredit Corp. 1,2                                   5,600          215,488
-------------------------------------------------------------------------------
Eaton Vance Corp. 2                                     7,100          194,256
-------------------------------------------------------------------------------
Encore Capital Group, Inc. 1,2                          8,500          147,475
-------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                     1,900           67,336
-------------------------------------------------------------------------------
Janus Capital Group, Inc.                              21,400          398,682
-------------------------------------------------------------------------------
Jefferies Group, Inc.                                   3,200          143,936
-------------------------------------------------------------------------------
LaBranche & Co., Inc. 1,2                              39,000          394,290
-------------------------------------------------------------------------------
Lazard Ltd., Cl. A                                      3,400          108,460
-------------------------------------------------------------------------------
Medallion Financial Corp.                               3,800           42,788


                 12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Piper Jaffray Cos., Inc. 1,2                            7,000    $     282,800
-------------------------------------------------------------------------------
Raymond James Financial, Inc.                           4,100          154,447
-------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc. 2                     2,700           44,253
-------------------------------------------------------------------------------
SEI Investments Co.                                     1,200           44,400
-------------------------------------------------------------------------------
Student Loan Corp. (The)                                1,200          251,076
-------------------------------------------------------------------------------
WFS Financial, Inc. 1                                   5,100          388,365
-------------------------------------------------------------------------------
World Acceptance Corp. 1                                1,800           51,300
                                                                 --------------
                                                                     4,535,029

-------------------------------------------------------------------------------
INSURANCE--5.7%
21st Century Insurance Group                              300            4,854
-------------------------------------------------------------------------------
Affirmative Insurance Holdings, Inc.                    4,300           62,737
-------------------------------------------------------------------------------
Alfa Corp. 2                                            4,800           77,280
-------------------------------------------------------------------------------
Alleghany Corp.                                           700          198,800
-------------------------------------------------------------------------------
American Equity Investment Life
Holding Co.                                            21,900          285,795
-------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                     7,000          320,530
-------------------------------------------------------------------------------
AmerUs Group Co.                                       14,200          804,714
-------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                              13,000          711,750
-------------------------------------------------------------------------------
Argonaut Group, Inc. 1,2                               18,200          596,414
-------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                           8,700          205,929
-------------------------------------------------------------------------------
Assurant, Inc.                                          5,100          221,799
-------------------------------------------------------------------------------
Baldwin & Lyons, Inc., Cl. B, Non-Vtg. 2                  300            7,290
-------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                    5,500          261,910
-------------------------------------------------------------------------------
Bristol West Holdings, Inc. 2                          16,500          313,995
-------------------------------------------------------------------------------
Clark, Inc. 2                                           3,500           46,375
-------------------------------------------------------------------------------
Commerce Group, Inc. (The)                              4,100          234,848
-------------------------------------------------------------------------------
Covanta Holding Corp. 1                                 6,500           97,890
-------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A 2                  16,500          759,165
-------------------------------------------------------------------------------
Direct General Corp. 2                                 14,800          250,120
-------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                            6,301          146,435
-------------------------------------------------------------------------------
Fidelity National Financial, Inc.                         779           28,659
-------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                136            3,312
-------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                          8,700          301,890
-------------------------------------------------------------------------------
Great American Financial Resources,
Inc. 2                                                  3,000           59,520
-------------------------------------------------------------------------------
Harleysville Group, Inc.                                  200            5,300
-------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co. 2                            6,800          261,868
-------------------------------------------------------------------------------
Horace Mann Educators Corp.                            34,300          650,328
-------------------------------------------------------------------------------
Independence Holding Co. 2                                640           12,512
-------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                     21,800          811,178
-------------------------------------------------------------------------------
James River Group, Inc. 1                               1,500           29,775
-------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                    11,900          742,560
-------------------------------------------------------------------------------
Mercury General Corp.                                   2,600          151,372
-------------------------------------------------------------------------------
National Financial Partners Corp.                      21,000        1,103,550

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
INSURANCE Continued
National Western Life Insurance Co.,
Cl. A                                                     500    $     103,455
-------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1                          6,600          287,826
-------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                            15,000          376,200
-------------------------------------------------------------------------------
Ohio Casualty Corp.                                    39,200        1,110,144
-------------------------------------------------------------------------------
Old Republic International Corp.                       16,600          435,916
-------------------------------------------------------------------------------
Phoenix Cos., Inc. (The) 2                             64,300          877,052
-------------------------------------------------------------------------------
Presidential Life Corp. 2                               3,500           66,640
-------------------------------------------------------------------------------
ProAssurance Corp. 1,2                                  8,400          408,576
-------------------------------------------------------------------------------
ProCentury Corp. 2                                     10,400          111,800
-------------------------------------------------------------------------------
Protective Life Corp.                                   6,700          293,259
-------------------------------------------------------------------------------
Republic Cos. Group, Inc.                              24,700          382,356
-------------------------------------------------------------------------------
RLI Corp.                                              13,800          688,206
-------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                          8,800          355,256
-------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                      20,600        1,093,860
-------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                         12,600          629,370
-------------------------------------------------------------------------------
State Auto Financial Corp.                             11,100          404,706
-------------------------------------------------------------------------------
Stewart Information Services Corp. 2                   10,900          530,503
-------------------------------------------------------------------------------
UICI                                                   11,900          422,569
-------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                  1,206           22,142
-------------------------------------------------------------------------------
United Fire & Casualty Co. 2                           11,100          448,773
-------------------------------------------------------------------------------
Unitrin, Inc.                                           8,800          396,440
-------------------------------------------------------------------------------
Universal American Financial Corp. 1                   28,100          423,748
-------------------------------------------------------------------------------
Zenith National Insurance Corp.                        19,000          876,280
                                                                 --------------
                                                                    20,515,531

-------------------------------------------------------------------------------
REAL ESTATE--1.4%
Acadia Realty Trust                                     1,100           22,055
-------------------------------------------------------------------------------
Agree Realty Corp. 2                                    4,600          132,940
-------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                   1,100           88,550
-------------------------------------------------------------------------------
Amli Residential Properties Trust                         800           30,440
-------------------------------------------------------------------------------
Arden Realty, Inc.                                      2,500          112,075
-------------------------------------------------------------------------------
Associated Estates Realty Corp. 2                       2,500           22,600
-------------------------------------------------------------------------------
Brandywine Realty Trust                                 6,000          167,460
-------------------------------------------------------------------------------
Camden Property Trust                                     900           52,128
-------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                2,500           86,575
-------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Cl. A 1                   2,800          164,780
-------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                       3,400          134,334
-------------------------------------------------------------------------------
CentraCore Properties Trust                             1,600           42,992
-------------------------------------------------------------------------------
Colonial Properties Trust                               1,954           82,029
-------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                              700           49,630
-------------------------------------------------------------------------------
Corporate Office Properties Trust                       4,000          142,160
-------------------------------------------------------------------------------
Entertainment Properties Trust                            700           28,525
-------------------------------------------------------------------------------
Equity Inns, Inc.                                      12,100          163,955
-------------------------------------------------------------------------------
Federal Realty Investment Trust                         1,700          103,105
-------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                   3,500          134,750


                 13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
REAL ESTATE Continued
Friedman, Billings, Ramsey Group, Inc.,
Cl. A 2                                                 2,300    $      22,770
-------------------------------------------------------------------------------
Glenborough Realty Trust, Inc.                            800           14,480
-------------------------------------------------------------------------------
Glimcher Realty Trust 2                                 2,100           51,072
-------------------------------------------------------------------------------
Health Care REIT, Inc.                                  4,000          135,600
-------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                           4,000          133,080
-------------------------------------------------------------------------------
Heritage Property Investment Trust 2                    2,700           90,180
-------------------------------------------------------------------------------
Highwoods Properties, Inc.                              3,000           85,350
-------------------------------------------------------------------------------
HouseValues, Inc. 1,2                                   2,700           35,181
-------------------------------------------------------------------------------
HRPT Properties Trust                                   5,400           55,890
-------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                5,600          281,960
-------------------------------------------------------------------------------
Kilroy Realty Corp.                                     2,800          173,320
-------------------------------------------------------------------------------
Lexington Corporate Properties Trust                    7,500          159,750
-------------------------------------------------------------------------------
LTC Properties, Inc. 2                                  1,300           27,339
-------------------------------------------------------------------------------
Macerich Co. (The)                                        600           40,284
-------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                  1,500           64,800
-------------------------------------------------------------------------------
Maguire Properties, Inc.                                1,800           55,620
-------------------------------------------------------------------------------
Mid-America Apartment Communities,
Inc.                                                    3,000          145,500
-------------------------------------------------------------------------------
Mills Corp.                                             1,900           79,686
-------------------------------------------------------------------------------
Nationwide Health Properties, Inc. 2                    5,000          107,000
-------------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                        1,100           13,849
-------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                     1,700          113,713
-------------------------------------------------------------------------------
Parkway Properties, Inc.                                  600           24,084
-------------------------------------------------------------------------------
Pennsylvania Real Estate Investment
Trust                                                   3,900          145,704
-------------------------------------------------------------------------------
Prentiss Properties Trust                                 600           24,408
-------------------------------------------------------------------------------
PS Business Parks, Inc.                                   500           24,600
-------------------------------------------------------------------------------
RAIT Investment Trust                                     800           20,736
-------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                       2,100           55,965
-------------------------------------------------------------------------------
Realty Income Corp.                                     2,000           43,240
-------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                     800           33,008
-------------------------------------------------------------------------------
Regency Centers Corp.                                     800           47,160
-------------------------------------------------------------------------------
Senior Housing Properties Trust 2                       3,200           54,112
-------------------------------------------------------------------------------
Simon Property Group, Inc.                                158           12,108
-------------------------------------------------------------------------------
SL Green Realty Corp.                                   1,500          114,585
-------------------------------------------------------------------------------
Spirit Finance Corp.                                   12,400          140,740
-------------------------------------------------------------------------------
Stratus Properties, Inc. 1                              1,500           34,500
-------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                   4,800          137,952
-------------------------------------------------------------------------------
Town & Country Trust 2                                    900           30,429
-------------------------------------------------------------------------------
Trammell Crow Co. 1,2                                  12,000          307,800
-------------------------------------------------------------------------------
Trizec Properties, Inc.                                 2,000           45,840
-------------------------------------------------------------------------------
United Capital Corp. 1                                    400            9,868
-------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                      2,400           56,256
-------------------------------------------------------------------------------
Ventas, Inc.                                            2,500           80,050

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
REAL ESTATE Continued
Weingarten Realty Investors                             1,900    $      71,839
                                                                 --------------
                                                                     5,162,491

-------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.7%
Accredited Home Lenders Holding
Co. 1,2                                                10,500          520,590
-------------------------------------------------------------------------------
Bank Mutual Corp. 2                                     8,936           94,722
-------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc. 2                     10,600          181,472
-------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp.,
Non-Vtg. 2                                              3,700          110,741
-------------------------------------------------------------------------------
Fremont General Corp. 2                                21,800          506,414
-------------------------------------------------------------------------------
KBNT Bancorp, Inc.                                      2,600           42,354
-------------------------------------------------------------------------------
PMI Group, Inc. (The)                                   7,900          324,453
-------------------------------------------------------------------------------
Radian Group, Inc.                                      9,900          580,041
                                                                 --------------
                                                                     2,360,787

-------------------------------------------------------------------------------
HEALTH CARE--9.2%
-------------------------------------------------------------------------------
BIOTECHNOLOGY--2.0%
Abgenix, Inc. 1                                        45,400          976,554
-------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc. 1,2                        2,900           28,565
-------------------------------------------------------------------------------
Albany Molecular Research, Inc. 1,2                    24,300          295,245
-------------------------------------------------------------------------------
Alkermes, Inc. 1,2                                     61,900        1,183,528
-------------------------------------------------------------------------------
Anadys Pharmaceuticals, Inc. 1                          4,600           40,480
-------------------------------------------------------------------------------
Applera Corp./Applied Biosystems
Group                                                  23,400          621,504
-------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. 1,2                        18,000          255,960
-------------------------------------------------------------------------------
ArQule, Inc. 1,2                                       13,800           84,456
-------------------------------------------------------------------------------
Array BioPharma, Inc. 1,2                              12,800           89,728
-------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc. 1,2                      16,800          181,104
-------------------------------------------------------------------------------
Cotherix, Inc. 1,2                                      2,100           22,302
-------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 1,2                       23,600          501,500
-------------------------------------------------------------------------------
CV Therapeutics, Inc. 1,2                               3,100           76,663
-------------------------------------------------------------------------------
deCODE genetics, Inc. 1,2                              21,200          175,112
-------------------------------------------------------------------------------
Durect Corp. 1                                         26,600          134,862
-------------------------------------------------------------------------------
ICOS Corp. 1,2                                          3,800          104,994
-------------------------------------------------------------------------------
Idenix Pharmaceuticals, Inc. 1,2                        1,400           23,954
-------------------------------------------------------------------------------
Illumina, Inc. 1,2                                      8,100          114,210
-------------------------------------------------------------------------------
Kendle International, Inc. 1,2                          4,200          108,108
-------------------------------------------------------------------------------
Medarex, Inc. 1                                         1,700           23,545
-------------------------------------------------------------------------------
Myogen, Inc. 1                                          5,800          174,928
-------------------------------------------------------------------------------
Myriad Genetics, Inc. 1,2                               8,500          176,800
-------------------------------------------------------------------------------
NeoPharm, Inc. 1,2                                      5,800           62,582
-------------------------------------------------------------------------------
Nuerocrine Biosciences, Inc. 1                          1,000           62,730
-------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc. 1                            1,300           37,388
-------------------------------------------------------------------------------
Pharmion Corp. 1,2                                     12,100          215,017
-------------------------------------------------------------------------------
Progenics Pharmaceuticals, Inc. 1                       4,600          115,046
-------------------------------------------------------------------------------
Protein Design Labs, Inc. 1                             1,300           36,946
-------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1                      11,400          181,830


                 14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
Renovis, Inc. 1,2                                       8,000    $     122,400
-------------------------------------------------------------------------------
Sirna Therapeutics, Inc. 1                              1,100            3,333
-------------------------------------------------------------------------------
Techne Corp. 1                                          9,400          527,810
-------------------------------------------------------------------------------
Telik, Inc. 1                                           1,500           25,485
-------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1                        14,300           42,614
-------------------------------------------------------------------------------
United Therapeutics Corp. 1,2                           4,700          324,864
-------------------------------------------------------------------------------
ViroPharma, Inc. 1                                      1,300           24,115
                                                                 --------------
                                                                     7,176,262

-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Anika Therapeutics, Inc. 1,2                            6,100           71,309
-------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1,2                        8,400          288,540
-------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                     4,300          291,970
-------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1                     3,700          242,128
-------------------------------------------------------------------------------
Candela Corp. 1                                         1,900           27,436
-------------------------------------------------------------------------------
Cutera, Inc. 1,2                                        6,500          171,340
-------------------------------------------------------------------------------
Cynosure, Inc., Cl. A 1                                 9,900          207,801
-------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                             1,500           61,335
-------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1                                 14,600          402,668
-------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                              900           37,449
-------------------------------------------------------------------------------
Foxhollow Technologies, Inc. 1,2                        1,300           38,727
-------------------------------------------------------------------------------
Haemonetics Corp. 1,2                                   2,600          127,036
-------------------------------------------------------------------------------
Hologic, Inc. 1,2                                      16,800          637,056
-------------------------------------------------------------------------------
Hospira, Inc. 1                                           700           29,946
-------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1                              3,300          237,534
-------------------------------------------------------------------------------
Inamed Corp. 1                                          1,150          100,832
-------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp. 1                   1,500           53,190
-------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                                4,800          190,848
-------------------------------------------------------------------------------
Lifeline Systems, Inc. 1                                1,900           69,464
-------------------------------------------------------------------------------
Medical Action Industries, Inc. 1                         500           10,220
-------------------------------------------------------------------------------
Mentor Corp. 2                                         15,300          705,024
-------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                             6,300          126,882
-------------------------------------------------------------------------------
Millipore Corp. 1                                       5,200          343,408
-------------------------------------------------------------------------------
Molecular Devices Corp. 1                               1,900           54,967
-------------------------------------------------------------------------------
Natus Medical, Inc. 1                                   1,300           20,982
-------------------------------------------------------------------------------
Neurometrix, Inc. 1                                       400           10,912
-------------------------------------------------------------------------------
OraSure Technologies, Inc. 1,2                         30,300          267,246
-------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1,2                  2,500           87,600
-------------------------------------------------------------------------------
PerkinElmer, Inc.                                      17,400          409,944
-------------------------------------------------------------------------------
Somanetics Corp. 1,2                                    2,100           67,200
-------------------------------------------------------------------------------
Syneron Medical Ltd. 1,2                                1,200           38,100
-------------------------------------------------------------------------------
Thermo Electron Corp. 1                                 9,000          271,170
-------------------------------------------------------------------------------
Thoratec Corp. 1,2                                     27,400          566,906
-------------------------------------------------------------------------------
Varian, Inc. 1                                         13,500          537,165
-------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                           800           33,880
-------------------------------------------------------------------------------
Viasys Healthcare, Inc. 1                               1,900           48,830
-------------------------------------------------------------------------------
Vital Signs, Inc.                                       1,200           51,384

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Waters Corp. 1                                          5,800    $     219,240
                                                                 --------------
                                                                     7,157,669

-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.7%
Allscripts Healthcare Solutions, Inc. 1                14,100          188,940
-------------------------------------------------------------------------------
American Healthways, Inc. 1,2                          19,800          895,950
-------------------------------------------------------------------------------
American Retirement Corp. 1                             1,000           25,130
-------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                      4,200           81,732
-------------------------------------------------------------------------------
AMICAS, Inc. 1,2                                       17,900           88,784
-------------------------------------------------------------------------------
AMN Healthcare Services, Inc. 1,2                      19,000          375,820
-------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1,2                          50,300          587,001
-------------------------------------------------------------------------------
Cantel Medical Corp. 1,2                                1,750           31,395
-------------------------------------------------------------------------------
Cerner Corp. 1                                            900           81,819
-------------------------------------------------------------------------------
Chemed Corp.                                            9,100          452,088
-------------------------------------------------------------------------------
Computer Programs & Systems, Inc.                       7,100          294,153
-------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                      6,800          120,904
-------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                           17,200          628,144
-------------------------------------------------------------------------------
Health Net, Inc. 1                                      9,800          505,190
-------------------------------------------------------------------------------
Humana, Inc. 1                                          7,000          380,310
-------------------------------------------------------------------------------
IDX Systems Corp. 1                                     3,900          171,288
-------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                           12,100          311,696
-------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                     13,100          622,381
-------------------------------------------------------------------------------
LHC Group, Inc. 1                                       6,100          106,323
-------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                       12,400          389,980
-------------------------------------------------------------------------------
Manor Care, Inc.                                        7,600          302,252
-------------------------------------------------------------------------------
Matria Healthcare, Inc. 1,2                            11,500          445,740
-------------------------------------------------------------------------------
MedCath Corp. 1,2                                       9,700          179,935
-------------------------------------------------------------------------------
Merge Technologies, Inc. 1,2                            6,800          170,272
-------------------------------------------------------------------------------
National HealthCare Corp. 2                             1,500           56,070
-------------------------------------------------------------------------------
National Medical Health Card Systems,
Inc. 1                                                    400           10,880
-------------------------------------------------------------------------------
NovaMed Eyecare, Inc. 1                                 2,900           18,935
-------------------------------------------------------------------------------
Odyssey Healthcare, Inc. 1,2                           22,100          411,944
-------------------------------------------------------------------------------
Owens & Minor, Inc. 2                                   8,800          242,264
-------------------------------------------------------------------------------
Parexel International Corp. 1                             800           16,208
-------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                        13,300        1,177,981
-------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1,2                          24,700          576,992
-------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                                 5,700           55,575
-------------------------------------------------------------------------------
PRA International 1                                     2,400           67,560
-------------------------------------------------------------------------------
Res-Care, Inc. 1                                        7,500          130,275
-------------------------------------------------------------------------------
Rural/Metro Corp. 1,2                                  10,900           98,427
-------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                  9,200          401,488
-------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                          5,700          455,772
-------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                         2,200           74,162
-------------------------------------------------------------------------------
Symbion, Inc. 1,2                                         400            9,200
-------------------------------------------------------------------------------
Trizetto Group, Inc. 1                                 30,100          511,399


                 15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
U.S. Physical Therapy, Inc. 1,2                         6,300    $     116,361
-------------------------------------------------------------------------------
United Surgical Partners International,
Inc. 1,2                                               11,650          374,548
-------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                  5,500          257,070
-------------------------------------------------------------------------------
VCA Antech, Inc. 1                                        900           25,380
-------------------------------------------------------------------------------
WebMD Health Corp., Cl. A 1,2                           2,900           84,245
-------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1,2                        13,100          535,135
-------------------------------------------------------------------------------
WellPoint, Inc. 1                                       1,401          111,786
                                                                 --------------
                                                                    13,256,884

-------------------------------------------------------------------------------
PHARMACEUTICALS--1.5%
Alpharma, Inc., Cl. A                                  34,300          977,893
-------------------------------------------------------------------------------
Andrx Corp. 1                                          39,300          647,271
-------------------------------------------------------------------------------
Angiotech Pharmaceuticals, Inc. 1                      13,300          174,895
-------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                            8,300          517,007
-------------------------------------------------------------------------------
CNS, Inc. 2                                            12,400          271,684
-------------------------------------------------------------------------------
DepoMed, Inc. 1                                         7,200           43,200
-------------------------------------------------------------------------------
Encysive Pharmaceuticals, Inc. 1                       13,600          107,304
-------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                13,900          420,614
-------------------------------------------------------------------------------
Hi-Tech Pharmacal Co., Inc. 1                           5,200          230,308
-------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc. 1,2                        400            5,856
-------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                           36,400          615,888
-------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1,2                           7,700          398,321
-------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                  11,600          371,780
-------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd. 1                            7,400          130,092
-------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                         14,900          484,399
                                                                 --------------
                                                                     5,396,512

-------------------------------------------------------------------------------
INDUSTRIALS--15.6%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
AAR Corp. 1                                            18,700          447,865
-------------------------------------------------------------------------------
Alliant Techsystems, Inc. 1                             6,300          479,871
-------------------------------------------------------------------------------
Armor Holdings, Inc. 1,2                                8,200          349,730
-------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                  650            6,500
-------------------------------------------------------------------------------
Aviall, Inc. 1,2                                        3,800          109,440
-------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                   33,300          732,600
-------------------------------------------------------------------------------
DRS Technologies, Inc.                                 16,200          833,004
-------------------------------------------------------------------------------
ESCO Technologies, Inc. 1                               8,200          364,818
-------------------------------------------------------------------------------
HEICO Corp., Cl. A                                         30              616
-------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1,2               16,302          208,340
-------------------------------------------------------------------------------
Kaman Corp., Cl. A                                      6,700          131,923
-------------------------------------------------------------------------------
Moog, Inc., Cl. A 1                                     2,300           65,274
-------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                     12,800          175,744
-------------------------------------------------------------------------------
Precision Castparts Corp.                               3,700          191,697
-------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                          20,200          587,820
-------------------------------------------------------------------------------
Triumph Group, Inc. 1,2                                 4,800          175,728
                                                                 --------------
                                                                     4,860,970

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
ABX Air, Inc. 1                                        27,700    $     216,891
-------------------------------------------------------------------------------
Dynamex, Inc. 1                                           400            7,624
-------------------------------------------------------------------------------
EGL, Inc. 1                                            15,100          567,307
-------------------------------------------------------------------------------
Forward Air Corp.                                      11,150          408,648
-------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                               10,400          367,640
                                                                 --------------
                                                                     1,568,110

-------------------------------------------------------------------------------
AIRLINES--1.4%
Alaska Air Group, Inc. 1,2                             28,600        1,021,592
-------------------------------------------------------------------------------
AMR Corp. 1,2                                          36,800          818,064
-------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                  54,400        1,158,720
-------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1,2                          31,200          252,408
-------------------------------------------------------------------------------
Frontier Airlines, Inc. 1,2                            19,400          179,256
-------------------------------------------------------------------------------
Mesa Air Group, Inc. 1,2                               41,800          437,228
-------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                       9,200          139,840
-------------------------------------------------------------------------------
SkyWest, Inc.                                          26,800          719,848
-------------------------------------------------------------------------------
World Air Holdings, Inc. 1                             17,400          167,388
                                                                 --------------
                                                                     4,894,344

-------------------------------------------------------------------------------
BUILDING PRODUCTS--1.0%
Apogee Enterprises, Inc. 2                             10,100          163,822
-------------------------------------------------------------------------------
Builders FirstSource, Inc. 1,2                         36,000          769,320
-------------------------------------------------------------------------------
Crane Co.                                              13,400          472,618
-------------------------------------------------------------------------------
Lennox International, Inc.                             13,100          369,420
-------------------------------------------------------------------------------
NCI Building Systems, Inc. 1,2                          1,400           59,472
-------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                      10,500          580,125
-------------------------------------------------------------------------------
USG Corp. 1                                            13,500          877,500
-------------------------------------------------------------------------------
Watsco, Inc. 2                                          4,300          257,183
                                                                 --------------
                                                                     3,549,460

-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.4%
Adesa, Inc.                                             2,200           53,724
-------------------------------------------------------------------------------
Administaff, Inc.                                      20,500          862,025
-------------------------------------------------------------------------------
American Reprographics Co. 1                              900           22,869
-------------------------------------------------------------------------------
Banta Corp.                                            11,200          557,760
-------------------------------------------------------------------------------
Brady Corp., Cl. A                                      3,300          119,394
-------------------------------------------------------------------------------
Central Parking Corp. 2                                 4,200           57,624
-------------------------------------------------------------------------------
Cenveo, Inc. 1,2                                       18,500          243,460
-------------------------------------------------------------------------------
Clean Harbors, Inc. 1                                  12,400          357,244
-------------------------------------------------------------------------------
CompX International, Inc.                                 600            9,612
-------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                           3,300          156,222
-------------------------------------------------------------------------------
Corporate Executive Board Co.                           4,300          385,710
-------------------------------------------------------------------------------
Deluxe Corp.                                           13,900          418,946
-------------------------------------------------------------------------------
DiamondCluster International, Inc. 1                   11,800           93,692
-------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                5,500          368,280
-------------------------------------------------------------------------------
Equifax, Inc.                                           1,900           72,238
-------------------------------------------------------------------------------
Exponent, Inc. 1,2                                      5,400          153,252


                 16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES Continued
Geo Group, Inc. (The) 1                                 2,600    $      59,618
-------------------------------------------------------------------------------
Global Cash Access, Inc. 1                              2,900           42,311
-------------------------------------------------------------------------------
Harland (John H.) Co.                                   6,300          236,880
-------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                       7,674          158,929
-------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1              2,200           70,510
-------------------------------------------------------------------------------
HNI Corp.                                               8,500          466,905
-------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                      9,000          184,680
-------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                            24,600          256,086
-------------------------------------------------------------------------------
Kforce, Inc. 1                                          1,700           18,972
-------------------------------------------------------------------------------
Knoll, Inc.                                             8,800          150,568
-------------------------------------------------------------------------------
Korn-Ferry International 1,2                           20,300          379,407
-------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                  32,200          670,404
-------------------------------------------------------------------------------
Manpower, Inc.                                          7,600          353,400
-------------------------------------------------------------------------------
McGrath Rentcorp 2                                      3,200           88,960
-------------------------------------------------------------------------------
Miller (Herman), Inc.                                  13,500          380,565
-------------------------------------------------------------------------------
PHH Corp. 1                                            36,400        1,019,928
-------------------------------------------------------------------------------
Pico Holdings, Inc. 1,2                                 2,100           67,746
-------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 1,2                 7,900          366,876
-------------------------------------------------------------------------------
Republic Services, Inc.                                 2,700          101,385
-------------------------------------------------------------------------------
Resources Connection, Inc. 1,2                         14,900          388,294
-------------------------------------------------------------------------------
Robert Half International, Inc.                         2,200           83,358
-------------------------------------------------------------------------------
Rollins, Inc.                                           5,400          106,434
-------------------------------------------------------------------------------
Sirva, Inc. 1                                          30,000          240,000
-------------------------------------------------------------------------------
SITEL Corp. 1                                           2,300            7,176
-------------------------------------------------------------------------------
Sourcecorp, Inc. 1                                      1,400           33,572
-------------------------------------------------------------------------------
Spherion Corp. 1,2                                     30,500          305,305
-------------------------------------------------------------------------------
Standard Register Co. (The)                             7,100          112,251
-------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                  6,400          101,312
-------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1,2                            43,800          527,790
-------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                   14,000          219,380
-------------------------------------------------------------------------------
United Stationers, Inc. 1                              15,300          742,050
-------------------------------------------------------------------------------
Viad Corp. 2                                            6,700          196,511
-------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                     2,400           45,648
-------------------------------------------------------------------------------
Waste Connections, Inc. 1                                 900           31,014
                                                                 --------------
                                                                    12,146,277

-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.4%
Baker (Michael) Corp. 1,2                               5,100          130,305
-------------------------------------------------------------------------------
Comfort Systems USA, Inc. 2                            12,200          112,240
-------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                    11,000          742,830
-------------------------------------------------------------------------------
Granite Construction, Inc.                             15,700          563,787
-------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2                2,300           44,551
-------------------------------------------------------------------------------
McDermott International, Inc. 1                         6,700          298,887
-------------------------------------------------------------------------------
Perini Corp. 1,2                                        5,300          127,995
-------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                              66,400          874,488
-------------------------------------------------------------------------------
URS Corp. 1                                            23,400          880,074

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING Continued
Washington Group International, Inc.                   10,700    $     566,779
-------------------------------------------------------------------------------
Williams Scotsman International, Inc. 1                35,600          616,236
                                                                 --------------
                                                                     4,958,172

-------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.3%
Acuity Brands, Inc.                                    26,300          836,340
-------------------------------------------------------------------------------
American Power Conversion Corp.                        11,200          246,400
-------------------------------------------------------------------------------
AMETEK, Inc.                                              400           17,016
-------------------------------------------------------------------------------
Artesyn Technologies, Inc. 1,2                          2,800           28,840
-------------------------------------------------------------------------------
C&D Technologies, Inc. 2                                6,500           49,530
-------------------------------------------------------------------------------
General Cable Corp. 1                                  26,700          525,990
-------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1,2                          10,200          546,414
-------------------------------------------------------------------------------
LaBarge, Inc. 1,2                                       9,300          133,641
-------------------------------------------------------------------------------
LSI Industries, Inc.                                   10,800          169,128
-------------------------------------------------------------------------------
Power-One, Inc. 1,2                                    15,400           92,708
-------------------------------------------------------------------------------
Preformed Line Products Co. 2                             700           29,953
-------------------------------------------------------------------------------
Roper Industries, Inc.                                  9,600          379,296
-------------------------------------------------------------------------------
Smith (A.O.) Corp. 2                                    6,300          221,130
-------------------------------------------------------------------------------
Suntech Power Holdings Co. Ltd., ADR 1,2               19,800          539,550
-------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                  3,800          159,448
-------------------------------------------------------------------------------
Vicor Corp. 2                                           7,400          116,994
-------------------------------------------------------------------------------
Woodward Governor Co.                                   5,600          481,656
                                                                 --------------
                                                                     4,574,034

-------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Raven Industries, Inc. 2                                  300            8,655
-------------------------------------------------------------------------------
Teleflex, Inc.                                          6,600          428,868
                                                                 --------------
                                                                       437,523

-------------------------------------------------------------------------------
MACHINERY--3.1%
Accuride Corp. 1                                        2,800           36,120
-------------------------------------------------------------------------------
AGCO Corp. 1                                           34,500          571,665
-------------------------------------------------------------------------------
Albany International Corp., Cl. A                      25,800          932,928
-------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                    900           13,059
-------------------------------------------------------------------------------
Astec Industries, Inc. 1                               15,400          502,964
-------------------------------------------------------------------------------
Barnes Group, Inc. 2                                   10,600          349,800
-------------------------------------------------------------------------------
Briggs & Stratton Corp.                                 3,800          147,402
-------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A 2                    1,700           89,590
-------------------------------------------------------------------------------
Cascade Corp. 2                                         3,400          159,494
-------------------------------------------------------------------------------
CIRCOR International, Inc.                              3,500           89,810
-------------------------------------------------------------------------------
Columbus McKinnon Corp. 1                              11,600          254,968
-------------------------------------------------------------------------------
Commercial Vehicle Group, Inc. 1,2                      3,700           69,486
-------------------------------------------------------------------------------
Cummins, Inc.                                           3,800          340,974
-------------------------------------------------------------------------------
Encore Wire Corp. 1                                     7,100          161,596
-------------------------------------------------------------------------------
Esterline Technologies Corp. 1                         13,100          487,189
-------------------------------------------------------------------------------
Flowserve Corp. 1                                      28,000        1,107,680


                 17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
MACHINERY Continued
Freightcar America, Inc.                                4,700    $     225,976
-------------------------------------------------------------------------------
Idex Corp.                                              4,600          189,106
-------------------------------------------------------------------------------
JLG Industries, Inc. 2                                 25,200        1,150,632
-------------------------------------------------------------------------------
Kaydon Corp. 2                                          5,200          167,128
-------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                         2,300           91,218
-------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                               6,500          326,430
-------------------------------------------------------------------------------
Middleby Corp. (The) 1                                    100            8,650
-------------------------------------------------------------------------------
Miller Industries, Inc. 1                               3,300           66,957
-------------------------------------------------------------------------------
Mueller Industries, Inc.                                4,000          109,680
-------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                           4,700          550,605
-------------------------------------------------------------------------------
Navistar International Corp. 1                          4,800          137,376
-------------------------------------------------------------------------------
Nordson Corp.                                           4,200          170,142
-------------------------------------------------------------------------------
Omega Flex, Inc. 1                                        300            5,217
-------------------------------------------------------------------------------
RBC Bearings, Inc. 1,2                                  1,400           22,750
-------------------------------------------------------------------------------
SPX Corp.                                               9,900          453,123
-------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                     17,100          361,323
-------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                  7,300          141,109
-------------------------------------------------------------------------------
Tennant Co.                                             2,700          140,400
-------------------------------------------------------------------------------
Terex Corp. 1                                           9,500          564,300
-------------------------------------------------------------------------------
Titan International, Inc. 2                             8,700          150,075
-------------------------------------------------------------------------------
Toro Co. (The)                                          8,400          367,668
-------------------------------------------------------------------------------
Valmont Industries, Inc.                                1,200           40,152
-------------------------------------------------------------------------------
Wabtec Corp.                                           18,100          486,890
                                                                 --------------
                                                                    11,241,632

-------------------------------------------------------------------------------
MARINE--0.2%
American Commercial Lines, Inc. 1                       5,400          163,566
-------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A                             23,400          283,842
-------------------------------------------------------------------------------
Kirby Corp. 1                                           2,200          114,774
                                                                 --------------
                                                                       562,182

-------------------------------------------------------------------------------
ROAD & RAIL--1.1%
Amerco, Inc.                                            6,200          446,710
-------------------------------------------------------------------------------
Arkansas Best Corp. 2                                  22,000          960,960
-------------------------------------------------------------------------------
Celadon Group, Inc. 1                                   8,300          239,040
-------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1,2                        750           28,163
-------------------------------------------------------------------------------
Laidlaw International, Inc.                            13,200          306,636
-------------------------------------------------------------------------------
Landstar System, Inc.                                   8,100          338,094
-------------------------------------------------------------------------------
Mullen Group Income Fund                                3,000           84,365
-------------------------------------------------------------------------------
Pacer International, Inc.                              33,300          867,798
-------------------------------------------------------------------------------
RailAmerica, Inc. 1                                     7,900           86,821
-------------------------------------------------------------------------------
SCS Transportation, Inc. 1                              3,700           78,625
-------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                       19,300          391,790
-------------------------------------------------------------------------------
Universal Truckload Services, Inc. 1                    4,100           94,300
-------------------------------------------------------------------------------
USA Truck, Inc. 1,2                                     4,900          142,737
                                                                 --------------
                                                                     4,066,039

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Applied Industrial Technologies, Inc.                  23,750    $     800,138
-------------------------------------------------------------------------------
GATX Corp.                                              6,000          216,480
-------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                  5,100          205,122
-------------------------------------------------------------------------------
UAP Holding Corp.                                      16,500          336,930
-------------------------------------------------------------------------------
United Rentals, Inc. 1,2                               41,700          975,363
-------------------------------------------------------------------------------
WESCO International, Inc. 1                            16,800          717,864
                                                                 --------------
                                                                     3,251,897

-------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Interpool, Inc.                                           200            3,776
-------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--25.2%
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.4%
ADC Telecommunications, Inc. 1                         17,600          393,184
-------------------------------------------------------------------------------
ADTRAN, Inc.                                           19,400          576,956
-------------------------------------------------------------------------------
Anaren Microwave, Inc. 1                                2,700           42,201
-------------------------------------------------------------------------------
Andrew Corp. 1                                         15,400          165,242
-------------------------------------------------------------------------------
Arris Group, Inc. 1                                    43,900          415,733
-------------------------------------------------------------------------------
Avaya, Inc. 1                                          12,000          128,040
-------------------------------------------------------------------------------
Avocent Corp. 1                                        15,500          421,445
-------------------------------------------------------------------------------
Black Box Corp.                                         5,400          255,852
-------------------------------------------------------------------------------
Blue Coat Systems, Inc. 1,2                             1,800           82,296
-------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                164,900          671,143
-------------------------------------------------------------------------------
Ciena Corp. 1                                         201,900          599,643
-------------------------------------------------------------------------------
CommScope, Inc. 1                                      42,700          859,551
-------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1                     11,000          335,940
-------------------------------------------------------------------------------
Digi International, Inc. 1,2                           12,600          132,174
-------------------------------------------------------------------------------
Ditech Communications Corp. 1                          18,900          157,815
-------------------------------------------------------------------------------
Echelon Corp. 1                                         1,300           10,179
-------------------------------------------------------------------------------
Emulex Corp. 1                                         54,500        1,078,555
-------------------------------------------------------------------------------
Extreme Networks, Inc. 1                               61,700          293,075
-------------------------------------------------------------------------------
Foundry Networks, Inc. 1                               43,200          596,592
-------------------------------------------------------------------------------
Harmonic, Inc. 1                                       30,000          145,500
-------------------------------------------------------------------------------
Inter-Tel, Inc.                                         2,900           56,753
-------------------------------------------------------------------------------
MasTec, Inc. 1,2                                       18,900          197,883
-------------------------------------------------------------------------------
Netgear, Inc. 1,2                                      34,500          664,125
-------------------------------------------------------------------------------
Packeteer, Inc. 1,2                                    31,700          246,309
-------------------------------------------------------------------------------
Performance Technologies, Inc. 1                        9,200           75,348
-------------------------------------------------------------------------------
Plantronics, Inc.                                       1,300           36,790
-------------------------------------------------------------------------------
Polycom, Inc. 1                                        69,400        1,061,820
-------------------------------------------------------------------------------
Powerwave Technologies, Inc. 1,2                       24,000          301,680
-------------------------------------------------------------------------------
QLogic Corp. 1                                          8,600          279,586
-------------------------------------------------------------------------------
Redback Networks, Inc. 1                               41,300          580,678
-------------------------------------------------------------------------------
SafeNet, Inc. 1,2                                         200            6,444
-------------------------------------------------------------------------------
SpectraLink Corp.                                       2,500           29,675
-------------------------------------------------------------------------------
Superior Essex, Inc. 1                                    700           14,112


                 18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Sycamore Networks, Inc. 1,2                            17,200    $      74,304
-------------------------------------------------------------------------------
Symmetricom, Inc. 1,2                                  31,000          262,570
-------------------------------------------------------------------------------
Tekelec, Inc. 1,2                                      22,400          311,360
-------------------------------------------------------------------------------
Tellabs, Inc. 1                                        36,400          396,760
-------------------------------------------------------------------------------
Terayon Communication Systems, Inc. 1                  41,500           95,865
-------------------------------------------------------------------------------
ViaSat, Inc. 1                                          2,400           64,152
                                                                 --------------
                                                                    12,117,330

-------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.7%
Advanced Digital Information Corp. 1                   23,800          233,002
-------------------------------------------------------------------------------
Dot Hill Systems Corp. 1                                7,300           50,589
-------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                        14,500          385,845
-------------------------------------------------------------------------------
Imation Corp.                                          25,000        1,151,750
-------------------------------------------------------------------------------
Intergraph Corp. 1,2                                   22,200        1,105,782
-------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. 1                    8,200          271,584
-------------------------------------------------------------------------------
Maxtor Corp. 1                                         65,600          455,264
-------------------------------------------------------------------------------
NCR Corp. 1                                             4,300          145,942
-------------------------------------------------------------------------------
Palm, Inc. 1,2                                         34,900        1,109,820
-------------------------------------------------------------------------------
SimpleTech, Inc. 1                                      2,500            9,425
-------------------------------------------------------------------------------
Synaptics, Inc. 1                                       4,000           98,880
-------------------------------------------------------------------------------
Western Digital Corp. 1                                55,100        1,025,411
                                                                 --------------
                                                                     6,043,294

-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.4%
Aeroflex, Inc. 1                                        5,000           53,750
-------------------------------------------------------------------------------
Agilysys, Inc.                                         20,500          373,510
-------------------------------------------------------------------------------
Anixter International, Inc.                             6,500          254,280
-------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                              15,800          506,074
-------------------------------------------------------------------------------
Avnet, Inc. 1                                          20,900          500,346
-------------------------------------------------------------------------------
Belden CDT, Inc. 2                                      8,900          217,427
-------------------------------------------------------------------------------
Bell Microproducts, Inc. 1,2                           20,100          153,765
-------------------------------------------------------------------------------
Brightpoint, Inc. 1,2                                  26,250          727,913
-------------------------------------------------------------------------------
CalAmp Corp. 1                                          2,000           20,980
-------------------------------------------------------------------------------
CDW Corp.                                               7,000          402,990
-------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                              9,000          221,850
-------------------------------------------------------------------------------
Coherent, Inc. 1                                       26,400          783,552
-------------------------------------------------------------------------------
CTS Corp.                                               2,800           30,968
-------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                18,000          434,700
-------------------------------------------------------------------------------
Fargo Electronics, Inc. 1                               9,400          180,950
-------------------------------------------------------------------------------
Hypercom Corp. 1                                       14,000           89,460
-------------------------------------------------------------------------------
Itron, Inc. 1,2                                         9,900          396,396
-------------------------------------------------------------------------------
Keithley Instruments, Inc.                              6,500           90,870
-------------------------------------------------------------------------------
Komag, Inc. 1,2                                        27,900          967,014
-------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                    8,500          469,200
-------------------------------------------------------------------------------
MTS Systems Corp.                                       8,300          287,512
-------------------------------------------------------------------------------
Multi-Fineline Electronix, Inc. 1,2                     2,400          115,608

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS Continued
National Instruments Corp.                              9,100    $     291,655
-------------------------------------------------------------------------------
Newport Corp. 1                                         4,000           54,160
-------------------------------------------------------------------------------
Park Electrochemical Corp.                             14,100          366,318
-------------------------------------------------------------------------------
PC Connection, Inc. 1                                   4,000           21,520
-------------------------------------------------------------------------------
Plexus Corp. 1                                         41,000          932,340
-------------------------------------------------------------------------------
RadiSys Corp. 1,2                                      13,700          237,558
-------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1                        3,900          169,533
-------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                   119,900          510,774
-------------------------------------------------------------------------------
ScanSource, Inc. 1                                        300           16,404
-------------------------------------------------------------------------------
Solectron Corp. 1                                     129,800          475,068
-------------------------------------------------------------------------------
SunPower Corp., Cl. A 1,2                               5,100          173,349
-------------------------------------------------------------------------------
SYNNEX Corp. 1                                          1,000           15,110
-------------------------------------------------------------------------------
Tech Data Corp. 1                                      13,000          515,840
-------------------------------------------------------------------------------
Technitrol, Inc.                                        1,400           23,940
-------------------------------------------------------------------------------
TTM Technologies, Inc. 1,2                                500            4,700
-------------------------------------------------------------------------------
UNOVA, Inc. 1,2                                        23,300          787,540
-------------------------------------------------------------------------------
Zygo Corp. 1,2                                         18,400          270,296
                                                                 --------------
                                                                    12,145,220

-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.0%
24/7 Real Media, Inc. 1                                21,000          154,140
-------------------------------------------------------------------------------
Akamai Technologies, Inc. 1                             9,300          185,349
-------------------------------------------------------------------------------
AsiaInfo Holdings, Inc. 1,2                            17,900           71,242
-------------------------------------------------------------------------------
Bankrate, Inc. 1,2                                      5,800          171,216
-------------------------------------------------------------------------------
Covansys Corp. 1                                        6,000           81,660
-------------------------------------------------------------------------------
CyberSource Corp. 1                                    11,400           75,240
-------------------------------------------------------------------------------
Digital Insight Corp. 1                                26,500          848,530
-------------------------------------------------------------------------------
Digital River, Inc. 1,2                                21,900          651,306
-------------------------------------------------------------------------------
EarthLink, Inc. 1                                      89,600          995,456
-------------------------------------------------------------------------------
HomeStore.com, Inc. 1,2                                67,700          345,270
-------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                    30,700          792,674
-------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                      41,700          873,615
-------------------------------------------------------------------------------
iPass, Inc. 1,2                                         4,700           30,832
-------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                        5,500          235,070
-------------------------------------------------------------------------------
Keynote Systems, Inc. 1                                   900           11,565
-------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                         12,700        1,050,798
-------------------------------------------------------------------------------
Online Resources & Communications Corp. 1,2             9,000           99,450
-------------------------------------------------------------------------------
Open Text Corp. 1,2                                     7,300          103,003
-------------------------------------------------------------------------------
Openwave Systems, Inc. 1,2                             16,300          284,761
-------------------------------------------------------------------------------
RealNetworks, Inc. 1                                   24,900          193,224
-------------------------------------------------------------------------------
Salesforce.com, Inc. 1,2                                2,900           92,945
-------------------------------------------------------------------------------
Selectica, Inc. 1                                         900            2,565
-------------------------------------------------------------------------------
SonicWALL, Inc. 1,2                                    57,300          453,816
-------------------------------------------------------------------------------
United Online, Inc.                                    61,900          880,218
-------------------------------------------------------------------------------
ValueClick, Inc. 1,2                                   19,704          356,839


                 19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
Vignette Corp. 1                                       20,800    $     339,248
-------------------------------------------------------------------------------
WebEx Communications, Inc. 1                            4,700          101,661
-------------------------------------------------------------------------------
webMethods, Inc. 1                                     31,000          239,010
-------------------------------------------------------------------------------
Websense, Inc. 1,2                                     17,500        1,148,700
                                                                 --------------
                                                                    10,869,403

-------------------------------------------------------------------------------
IT SERVICES--2.7%
Acxiom Corp.                                           12,900          296,700
-------------------------------------------------------------------------------
Anteon International Corp. 1                              300           16,305
-------------------------------------------------------------------------------
Aquantive, Inc. 1,2                                     3,000           75,720
-------------------------------------------------------------------------------
BearingPoint, Inc. 1                                   46,300          363,918
-------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                              32,300          452,523
-------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1                       7,100          407,398
-------------------------------------------------------------------------------
Ceridian Corp. 1                                       20,600          511,910
-------------------------------------------------------------------------------
CheckFree Corp. 1                                       7,600          348,840
-------------------------------------------------------------------------------
CIBER, Inc. 1,2                                        19,900          131,340
-------------------------------------------------------------------------------
CSG Systems International, Inc. 1                      48,300        1,078,056
-------------------------------------------------------------------------------
Forrester Research, Inc. 1                              9,000          168,750
-------------------------------------------------------------------------------
Gevity HR, Inc.                                         2,800           72,016
-------------------------------------------------------------------------------
Global Payments, Inc.                                   7,500          349,575
-------------------------------------------------------------------------------
infoUSA, Inc.                                          19,900          217,507
-------------------------------------------------------------------------------
Intrado, Inc. 1,2                                      16,700          384,434
-------------------------------------------------------------------------------
Keane, Inc. 1,2                                        17,000          187,170
-------------------------------------------------------------------------------
Lawson Software, Inc. 1,2                              71,300          524,055
-------------------------------------------------------------------------------
Manhattan Associates, Inc. 1                           11,800          241,664
-------------------------------------------------------------------------------
ManTech International Corp. 1                           9,400          261,884
-------------------------------------------------------------------------------
Maximus, Inc.                                          18,900          693,441
-------------------------------------------------------------------------------
MoneyGram International, Inc.                           4,900          127,792
-------------------------------------------------------------------------------
MPS Group, Inc. 1                                      63,000          861,210
-------------------------------------------------------------------------------
NAVTEQ Corp. 1                                          3,200          140,384
-------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1,2                         34,200          483,588
-------------------------------------------------------------------------------
Sabre Holdings Corp.                                   21,800          525,598
-------------------------------------------------------------------------------
SI International, Inc. 1                                2,000           61,140
-------------------------------------------------------------------------------
Startek, Inc. 2                                         2,400           43,200
-------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                              23,600          315,532
-------------------------------------------------------------------------------
TNS, Inc. 1                                             4,000           76,720
-------------------------------------------------------------------------------
Total System Services, Inc.                             2,600           51,454
-------------------------------------------------------------------------------
Tyler Technologies, Inc. 1                              1,400           12,292
-------------------------------------------------------------------------------
Unisys Corp. 1                                         18,000          104,940
-------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                               6,000          151,800
                                                                 --------------
                                                                     9,738,856

-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.2%
02Micro International Ltd., ADR 1                       2,600           26,468
-------------------------------------------------------------------------------
ADE Corp. 1,2                                          17,400          418,644
-------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1                     29,200          345,436

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Asyst Technologies, Inc. 1                              3,200    $      18,304
-------------------------------------------------------------------------------
ATMI, Inc. 1,2                                         10,600          296,482
-------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                           58,200          277,614
-------------------------------------------------------------------------------
Brooks Automation, Inc. 1,2                            23,454          293,879
-------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                   44,900          299,932
-------------------------------------------------------------------------------
Cohu, Inc.                                             16,500          377,355
-------------------------------------------------------------------------------
Conexant Systems, Inc. 1                              132,300          298,998
-------------------------------------------------------------------------------
Cymer, Inc. 1,2                                        32,800        1,164,728
-------------------------------------------------------------------------------
Diodes, Inc. 1,2                                        9,024          280,195
-------------------------------------------------------------------------------
EMCORE Corp. 1,2                                        9,500           70,490
-------------------------------------------------------------------------------
Entegris, Inc. 1                                       43,275          407,651
-------------------------------------------------------------------------------
Exar Corp. 1                                            4,800           60,096
-------------------------------------------------------------------------------
Fairchild Semiconductor International,
Inc., Cl. A 1                                          27,700          468,407
-------------------------------------------------------------------------------
FEI Co. 1,2                                             6,700          128,439
-------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Cl. A 1                  1,200           30,228
-------------------------------------------------------------------------------
Genesis Microchip, Inc. 1,2                            32,300          584,307
-------------------------------------------------------------------------------
Hittite Microwave Corp. 1                               5,200          120,328
-------------------------------------------------------------------------------
Ikanos Communications, Inc. 1                          12,000          176,880
-------------------------------------------------------------------------------
Intersil Corp., Cl. A                                  23,100          574,728
-------------------------------------------------------------------------------
Intevac, Inc. 1                                         5,000           66,000
-------------------------------------------------------------------------------
IXYS Corp. 1                                            9,300          108,717
-------------------------------------------------------------------------------
Kopin Corp. 1,2                                        54,100          289,435
-------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                   34,200          302,328
-------------------------------------------------------------------------------
Lam Research Corp. 1                                   13,700          488,816
-------------------------------------------------------------------------------
Lattice Semiconductor Corp. 1                          15,000           64,800
-------------------------------------------------------------------------------
LSI Logic Corp. 1                                      57,400          459,200
-------------------------------------------------------------------------------
LTX Corp. 1                                            13,000           58,500
-------------------------------------------------------------------------------
Mattson Technology, Inc. 1                              9,400           94,564
-------------------------------------------------------------------------------
Micrel, Inc. 1,2                                       74,400          863,040
-------------------------------------------------------------------------------
Microsemi Corp. 1                                      35,400          979,164
-------------------------------------------------------------------------------
Microtune, Inc. 1,2                                     6,100           25,437
-------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1,2                     20,500          116,440
-------------------------------------------------------------------------------
MKS Instruments, Inc. 1                                13,800          246,882
-------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1,2                        12,000          326,880
-------------------------------------------------------------------------------
Novellus Systems, Inc. 1                               19,000          458,280
-------------------------------------------------------------------------------
NVIDIA Corp. 1                                         11,500          420,440
-------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                      47,100          940,116
-------------------------------------------------------------------------------
ON Semiconductor Corp. 1                              109,900          607,747
-------------------------------------------------------------------------------
PDF Solutions, Inc. 1,2                                14,400          234,000
-------------------------------------------------------------------------------
Photronics, Inc. 1,2                                   43,700          658,122
-------------------------------------------------------------------------------
PortalPlayer, Inc. 1,2                                  9,400          266,208
-------------------------------------------------------------------------------
Power Integrations, Inc. 1,2                            3,800           90,478
-------------------------------------------------------------------------------
Sigmatel, Inc. 1,2                                     18,100          237,110
-------------------------------------------------------------------------------
Silicon Image, Inc. 1                                  46,400          419,920


                 20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Silicon Laboratories, Inc. 1                           18,900    $     692,874
-------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1,2                      3,800          113,240
-------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                             59,200          301,328
-------------------------------------------------------------------------------
Supertex, Inc. 1                                        7,100          314,175
-------------------------------------------------------------------------------
Trident Microsystems, Inc. 1,2                          7,400          133,200
-------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1                         79,000          351,550
-------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                            1,300            9,373
-------------------------------------------------------------------------------
Varian Semiconductor Equipment
-------------------------------------------------------------------------------
Associates, Inc. 1                                     16,500          724,845
-------------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                             9,800          169,834
-------------------------------------------------------------------------------
Zoran Corp. 1                                          31,600          512,236
                                                                 --------------
                                                                    18,864,868

-------------------------------------------------------------------------------
SOFTWARE--5.8%
Activision, Inc. 1                                     15,077          207,158
-------------------------------------------------------------------------------
Advent Software, Inc. 1                                10,800          312,228
-------------------------------------------------------------------------------
Altiris, Inc. 1,2                                      10,900          184,101
-------------------------------------------------------------------------------
Ansoft Corp. 1                                          9,100          309,855
-------------------------------------------------------------------------------
Ansys, Inc. 1                                          14,900          636,081
-------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                             27,400          215,090
-------------------------------------------------------------------------------
BEA Systems, Inc. 1                                    51,100          480,340
-------------------------------------------------------------------------------
Blackbaud, Inc.                                        24,089          411,440
-------------------------------------------------------------------------------
BMC Software, Inc. 1                                   26,200          536,838
-------------------------------------------------------------------------------
Borland Software Corp. 1                                8,900           58,117
-------------------------------------------------------------------------------
Bottomline Technologies, Inc. 1,2                      18,000          198,360
-------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                         33,100          560,052
-------------------------------------------------------------------------------
Captiva Software Corp. 1                                4,600          102,350
-------------------------------------------------------------------------------
Catapult Communications Corp. 1,2                       9,600          141,984
-------------------------------------------------------------------------------
CCC Information Services Group, Inc. 1                  4,600          120,612
-------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                 16,400          471,992
-------------------------------------------------------------------------------
Cognos, Inc. 1                                          1,900           65,949
-------------------------------------------------------------------------------
Compuware Corp. 1                                      56,300          505,011
-------------------------------------------------------------------------------
Concur Technologies, Inc. 1,2                           4,800           61,872
-------------------------------------------------------------------------------
Entrust Technologies, Inc. 1                           36,800          178,112
-------------------------------------------------------------------------------
Epicor Software Corp. 1                                17,500          247,275
-------------------------------------------------------------------------------
EPIQ Systems, Inc. 1,2                                  7,400          137,196
-------------------------------------------------------------------------------
ePlus, inc. 1                                           1,100           15,215
-------------------------------------------------------------------------------
Fair Isaac Corp.                                       10,500          463,785
-------------------------------------------------------------------------------
FileNet Corp. 1                                        34,500          891,825
-------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                             15,000          537,300
-------------------------------------------------------------------------------
Informatica Corp. 1                                    57,800          693,600
-------------------------------------------------------------------------------
InterVideo, Inc. 1                                      3,400           35,870
-------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1,2                             18,200          144,872
-------------------------------------------------------------------------------
JDA Software Group, Inc. 1                             22,700          386,127
-------------------------------------------------------------------------------
Macrovision Corp. 1                                    13,200          220,836
-------------------------------------------------------------------------------
Magma Design Automation, Inc. 1,2                      14,100          118,581

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
SOFTWARE Continued
MapInfo Corp. 1                                         2,400    $      30,264
-------------------------------------------------------------------------------
McAfee, Inc. 1                                         22,000          596,860
-------------------------------------------------------------------------------
Micromuse, Inc. 1                                      51,400          508,346
-------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                  7,100          343,072
-------------------------------------------------------------------------------
MRO Software, Inc. 1                                   19,400          272,376
-------------------------------------------------------------------------------
MSC.Software Corp. 1,2                                  9,900          168,300
-------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1                         2,100           60,585
-------------------------------------------------------------------------------
NetIQ Corp. 1,2                                         7,600           93,404
-------------------------------------------------------------------------------
Novell, Inc. 1,2                                       61,500          543,045
-------------------------------------------------------------------------------
Nuance Communications, Inc. 1                           5,700           43,491
-------------------------------------------------------------------------------
Parametric Technology Corp. 1                         179,500        1,094,950
-------------------------------------------------------------------------------
Progress Software Corp. 1                              18,900          536,382
-------------------------------------------------------------------------------
Quest Software, Inc. 1                                 13,900          202,801
-------------------------------------------------------------------------------
Radiant Systems, Inc. 1,2                              13,700          166,592
-------------------------------------------------------------------------------
Red Hat, Inc. 1                                        21,800          593,832
-------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                         16,100          451,927
-------------------------------------------------------------------------------
RSA Security, Inc. 1                                   45,600          512,088
-------------------------------------------------------------------------------
SERENA Software, Inc. 1                                16,300          382,072
-------------------------------------------------------------------------------
SPSS, Inc. 1,2                                          5,700          176,301
-------------------------------------------------------------------------------
Sybase, Inc. 1                                         23,300          509,338
-------------------------------------------------------------------------------
Synopsys, Inc. 1                                       35,400          710,124
-------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1,2                40,600          718,620
-------------------------------------------------------------------------------
THQ, Inc. 1                                            17,550          418,568
-------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                 22,800          170,316
-------------------------------------------------------------------------------
Transaction Systems Architects, Inc.,
Cl. A 1                                                35,500        1,022,045
-------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                 5,200           99,164
-------------------------------------------------------------------------------
Verint Systems, Inc. 1                                  4,300          148,221
-------------------------------------------------------------------------------
Wind River Systems, Inc. 1                             38,600          570,122
-------------------------------------------------------------------------------
Witness Systems, Inc. 1,2                               3,500           68,845
                                                                 --------------
                                                                    20,862,075

-------------------------------------------------------------------------------
MATERIALS--5.2%
-------------------------------------------------------------------------------
CHEMICALS--1.3%
Agrium, Inc. 2                                         25,200          554,148
-------------------------------------------------------------------------------
Celanese Corp., Series A                                2,300           43,976
-------------------------------------------------------------------------------
Compass Minerals International, Inc.                    8,100          198,774
-------------------------------------------------------------------------------
Engelhard Corp.                                         2,400           72,360
-------------------------------------------------------------------------------
Ferro Corp.                                             3,800           71,288
-------------------------------------------------------------------------------
FMC Corp. 1                                            11,500          611,455
-------------------------------------------------------------------------------
Fuller (H.B.) Co.                                      21,100          676,677
-------------------------------------------------------------------------------
Headwaters, Inc. 1,2                                   11,200          396,928
-------------------------------------------------------------------------------
Lubrizol Corp. (The)                                    4,600          199,778
-------------------------------------------------------------------------------
MacDermid, Inc.                                         1,000           27,900
-------------------------------------------------------------------------------
Pioneer Cos., Inc. 1,2                                  8,700          260,739
-------------------------------------------------------------------------------
PolyOne Corp. 1                                        24,900          160,107


                 21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
CHEMICALS Continued
Rockwood Holdings, Inc. 1                               1,500    $      29,595
-------------------------------------------------------------------------------
Schulman (A.), Inc.                                       800           17,216
-------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                     8,700          393,588
-------------------------------------------------------------------------------
Stepan Co.                                              1,700           45,713
-------------------------------------------------------------------------------
Tronox, Inc., Cl. A 1,2                                29,500          385,565
-------------------------------------------------------------------------------
Valhi, Inc.                                               500            9,250
-------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                   14,600          137,240
-------------------------------------------------------------------------------
Wellman, Inc.                                             500            3,390
-------------------------------------------------------------------------------
Westlake Chemical Corp. 2                               9,600          276,576
                                                                 --------------
                                                                     4,572,263

-------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Eagle Materials, Inc. 2                                   600           73,416
-------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B 2                            100           11,777
-------------------------------------------------------------------------------
Texas Industries, Inc. 2                               14,000          697,760
-------------------------------------------------------------------------------
U.S. Concrete, Inc.                                     1,600           15,168
                                                                 --------------
                                                                       798,121

-------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
AptarGroup, Inc.                                        1,300           67,860
-------------------------------------------------------------------------------
Caraustar Industries, Inc. 2                           12,500          108,625
-------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                 24,400          476,532
-------------------------------------------------------------------------------
Greif, Inc., Cl. A                                     12,200          808,616
-------------------------------------------------------------------------------
Longview Fibre Co.                                     15,200          316,312
-------------------------------------------------------------------------------
Myers Industries, Inc.                                  1,000           14,580
-------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                 17,100          359,784
-------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                                  9,600          131,040
-------------------------------------------------------------------------------
Sealed Air Corp. 1                                      8,900          499,913
-------------------------------------------------------------------------------
Silgan Holdings, Inc.                                  25,200          910,224
-------------------------------------------------------------------------------
Temple-Inland, Inc.                                     3,300          148,005
                                                                 --------------
                                                                     3,841,491

-------------------------------------------------------------------------------
METALS & MINING--2.5%
AK Steel Holding Corp. 1,2                            110,200          876,090
-------------------------------------------------------------------------------
Aleris International, Inc. 1                           12,400          399,776
-------------------------------------------------------------------------------
Allegheny Technologies, Inc.                            4,600          165,968
-------------------------------------------------------------------------------
Amerigo Resources Ltd.                                 66,000          132,857
-------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1                      1,000           15,900
-------------------------------------------------------------------------------
Carpenter Technology Corp. 2                           17,100        1,205,037
-------------------------------------------------------------------------------
Castle (A.M.) & Co. 1,2                                 4,900          107,016
-------------------------------------------------------------------------------
Century Aluminum Co. 2                                 14,800          387,908
-------------------------------------------------------------------------------
Commercial Metals Co.                                   9,900          371,646
-------------------------------------------------------------------------------
Desert Sun Mining Corp. 1                              15,700           38,627
-------------------------------------------------------------------------------
Dynatec Corp. 1                                        73,900           76,923
-------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                  3,100           36,242
-------------------------------------------------------------------------------
Goldcorp, Inc.                                          2,425           54,030
-------------------------------------------------------------------------------
HudBay Minerals, Inc. 1                                26,100          132,246

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
METALS & MINING Continued
Inmet Mining Corp.                                      8,800    $     223,321
-------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                    24,300          103,475
-------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                     900           19,727
-------------------------------------------------------------------------------
Metal Management, Inc.                                 14,300          332,618
-------------------------------------------------------------------------------
Olympic Steel, Inc. 1                                   1,200           29,820
-------------------------------------------------------------------------------
Quanex Corp. 2                                         18,750          936,938
-------------------------------------------------------------------------------
Reliance Steel & Aluminum Co. 2                        19,200        1,173,504
-------------------------------------------------------------------------------
Ryerson Tull, Inc. 2                                   17,100          415,872
-------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                 24,100          855,791
-------------------------------------------------------------------------------
Steel Technologies, Inc. 2                              2,700           75,573
-------------------------------------------------------------------------------
Stillwater Mining Co. 1,2                              20,900          241,813
-------------------------------------------------------------------------------
United States Steel Corp.                               3,900          187,473
-------------------------------------------------------------------------------
Worthington Industries, Inc. 2                         14,700          282,387
                                                                 --------------
                                                                     8,878,578

-------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Bowater, Inc.                                           6,900          211,968
-------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1                           11,100           89,355
-------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                10,500          288,435
                                                                 --------------
                                                                       589,758

-------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.2%
-------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.5%
Alaska Communications Systems
Group, Inc. 2                                          24,700          250,952
-------------------------------------------------------------------------------
Broadwing Corp. 1,2                                    22,500          136,125
-------------------------------------------------------------------------------
CenturyTel, Inc.                                        7,700          255,332
-------------------------------------------------------------------------------
Citizens Communications Co.                            10,700          130,861
-------------------------------------------------------------------------------
Commonwealth Telephone Enterprises,
Inc.                                                    4,800          162,096
-------------------------------------------------------------------------------
CT Communications, Inc.                                 2,900           35,206
-------------------------------------------------------------------------------
FairPoint Communications, Inc.                         13,000          134,680
-------------------------------------------------------------------------------
Golden Telecom, Inc.                                    2,900           75,284
-------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc.                  4,900           75,901
-------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                        4,900           92,463
-------------------------------------------------------------------------------
Shenandoah Telecommunications Co. 2                       100            3,984
-------------------------------------------------------------------------------
Talk America Holdings, Inc. 1                          19,200          165,696
-------------------------------------------------------------------------------
Time Warner Telecom, Inc., Cl. A 1,2                   17,000          167,450
-------------------------------------------------------------------------------
Valor Communications Group, Inc. 2                        100            1,140
                                                                 --------------
                                                                     1,687,170

-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
Centennial Communications Corp. 2                      17,800          276,256
-------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                74,800          262,548
-------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1,2                 94,300          707,250
-------------------------------------------------------------------------------
Linktone Ltd., ADR 1                                    3,400           35,360
-------------------------------------------------------------------------------
SBA Communications Corp. 1,2                           33,600          601,440


                 22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Syniverse Holdings, Inc. 1                              2,800    $      58,520
-------------------------------------------------------------------------------
UbiquiTel, Inc. 2                                      62,900          622,081
-------------------------------------------------------------------------------
Wireless Facilities, Inc. 1,2                           3,000           15,300
                                                                 --------------
                                                                     2,578,755

-------------------------------------------------------------------------------
UTILITIES--1.1%
-------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
ALLETE, Inc. 2                                          2,300          101,200
-------------------------------------------------------------------------------
Aquila, Inc. 1                                         21,200           76,320
-------------------------------------------------------------------------------
Black Hills Corp.                                       1,800           62,298
-------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                      14,000           70,214
-------------------------------------------------------------------------------
CenterPoint Energy, Inc. 2                              8,400          107,940
-------------------------------------------------------------------------------
CH Energy Group, Inc.                                   6,100          279,990
-------------------------------------------------------------------------------
CMS Energy Corp. 1                                     12,200          177,022
-------------------------------------------------------------------------------
DPL, Inc.                                               7,900          205,479
-------------------------------------------------------------------------------
Green Mountain Power Corp.                                900           25,893
-------------------------------------------------------------------------------
Ormat Technologies, Inc. 2                             17,800          465,292
-------------------------------------------------------------------------------
Pinnacle West Capital Corp.                             3,800          157,130
-------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                  9,000           92,880
                                                                 --------------
                                                                     1,821,658

-------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Chesapeake Utilities Corp. 2                              100            3,080
-------------------------------------------------------------------------------
ONEOK, Inc.                                             4,900          130,487
-------------------------------------------------------------------------------
Peoples Energy Corp. 2                                  2,400           84,168
-------------------------------------------------------------------------------
Southwest Gas Corp.                                     4,900          129,360
-------------------------------------------------------------------------------
UGI Corp.                                               5,300          109,180
-------------------------------------------------------------------------------
WGL Holdings, Inc.                                      6,100          183,366
                                                                 --------------
                                                                       639,641

-------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
Avista Corp. 2                                         16,000          283,360
-------------------------------------------------------------------------------
Dynegy, Inc. 1,2                                       35,800          173,272
-------------------------------------------------------------------------------
Energy East Corp.                                      11,400          259,913
-------------------------------------------------------------------------------
Sierra Pacific Resources 1                             61,000          795,440
                                                                 --------------
                                                                     1,511,985
                                                                 --------------
Total Common Stocks (Cost $307,256,727)                            356,543,437

-------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-------------------------------------------------------------------------------
Simon Property Group, Inc., 6% Cv.,
Non-Vtg. (Cost $3,213)                                     60            3,858

                                                                         VALUE
                                                        UNITS       SEE NOTE 1
-------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
-------------------------------------------------------------------------------
Chamaelo Exploration Ltd. Rts., Exp.
1/16/06 1,3                                            55,500    $     352,199
-------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. Wts., Exp.
3/15/05 1,4                                            35,955           84,949
                                                                 --------------
Total Rights, Warrants and Certificates
(Cost $405,085)                                                        437,148

                                                    PRINCIPAL
                                                       AMOUNT
-------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
-------------------------------------------------------------------------------
Mueller Industries, Inc., 6% Sub. Nts.,
11/1/14 2,4 (Cost $51,000)                      $      51,000           49,215

-------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.6%
-------------------------------------------------------------------------------
Undivided interest of 0.65% in joint
repurchase agreement (Principal Amount/Value
$1,414,200,000, with a maturity value of
$1,414,844,247) with UBS Warburg LLC, 4.10%,
dated 12/30/05, to be repurchased at
$9,266,219 on 1/3/06, collateralized by
Federal Home Loan Mortgage Corp., 5%,
1/1/35, with a value of $157,513,104 and
Federal National Mortgage Assn., 5%--5.50%,
3/1/34--10/1/35, with a value of
$1,301,420,187  (Cost $9,262,000)                   9,262,000        9,262,000
-------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash Collateral
from Securities Loaned) (Cost $316,978,025)                        366,295,658

-------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--22.3%
-------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--2.3%
Countrywide Asset-Backed Certificates,
Series 2005-17, Cl. 4AV1, 4.49%, 1/25/06 5          2,000,000        2,000,000
-------------------------------------------------------------------------------
GSAA Home Equity Trust, Series
2005-15, Cl. 2A1, 4.47%, 1/25/06 5                  2,000,000        2,000,000
-------------------------------------------------------------------------------
Structured Asset Investment Loan Trust,
Series 2005-11, Cl. A4, 4.47%, 1/25/06 5            2,000,745        2,000,745
-------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 4.56%,
3/15/06 5                                           2,250,000        2,250,000
                                                                 --------------
                                                                     8,250,745

-------------------------------------------------------------------------------
DOMESTIC FLOATING CERTIFICATE OF DEPOSIT--0.3%
Washington Mutual Bank, 4.36%,
1/20/06 5                                             999,974          999,974
-------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--17.1%
Undivided interest of 1.95% in joint
repurchase agreement (Principal Amount/Value
$3,150,000,000, with a maturity value of
$3,151,501,500) with Nomura Securities,
4.29%, dated 12/30/05, to be repurchased at
$61,596,901 on 1/3/06, collateralized by
U.S. Agency Mortgages, 3.34%--9.50%,
6/1/08--5/1/38, with a value of
$3,213,000,000 5,6                                 61,567,554       61,567,554


                 23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINICIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------
MASTER FLOATING NOTE--0.9%
Bear Stearns, 4.37%, 1/3/06 5                   $     250,000    $     250,000
-------------------------------------------------------------------------------
CDC Financial Products, Inc., 4.35%,
1/3/06 5                                            3,000,000        3,000,000
                                                                 --------------
                                                                     3,250,000

-------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--1.7%
Countrywide Financial Corp., 4.59%,
3/21/06 5                                           2,999,825        2,999,825
-------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 4.41%,
1/3/06 5                                            3,000,000        3,000,000
                                                                 --------------
                                                                     5,999,825
                                                                 --------------

Total Investments Purchased with
Cash Collateral from Securities
Loaned (Cost $80,068,098)                                           80,068,098

-------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $397,046,123)                                     124.1%     446,363,756
-------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (24.1)     (86,675,844)
                                                -------------------------------

NET ASSETS                                              100.0%   $ 359,687,912
                                                ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 6 of Notes to Financial
Statements.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $493,882 or 0.14% of the Fund's net assets as of December 31, 2005.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2005 was $267,677, which represents 0.07% of the Fund's net assets, of which $133,513 is considered restricted. See
Note 5 of Notes to Financial Statements.

5. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 6 of Notes to Financial Statements.

6. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Investments, at value (including cost and market value of $61,567,554 in repurchase agreements) (including securities loaned of $77,660,389) (cost
$397,046,123)--see accompanying
statement of investments                                                                                          $   446,363,756
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      334,683
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                      1,836,407
Investments sold                                                                                                          939,183
Interest and dividends                                                                                                    217,557
Other                                                                                                                       5,353
                                                                                                                  ----------------
Total assets                                                                                                          449,696,939

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                             80,068,098
----------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                                   9,584,302
Distribution and service plan fees                                                                                        178,081
Shares of beneficial interest redeemed                                                                                    118,186
Shareholder communications                                                                                                 16,006
Trustees' compensation                                                                                                      7,066
Transfer and shareholder servicing agent fees                                                                               1,809
Other                                                                                                                      35,479
                                                                                                                  ----------------
Total liabilities                                                                                                      90,009,027

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $   359,687,912
                                                                                                                  ================

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                        $        21,066
----------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                            297,586,172
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                         126,247
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                                         12,636,776
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                                          49,317,651
                                                                                                                  ----------------
NET ASSETS                                                                                                        $   359,687,912
                                                                                                                  ================

----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based
on net assets of $44,819,794 and 2,608,321 shares of beneficial interest outstanding)                             $         17.18
----------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based
on net assets of $314,868,118 and 18,458,009 shares of beneficial interest outstanding)                           $         17.06

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $17,332)                                                           $     2,344,581
----------------------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                                    219,065
----------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                  177,279
                                                                                                                  ----------------
Total investment income                                                                                                 2,740,925

----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
Management fees                                                                                                         1,936,534
----------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                                        550,413
----------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                                         10,153
Service shares                                                                                                             10,742
----------------------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                                          4,799
Service shares                                                                                                             28,803
----------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                      7,761
----------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                 4,233
----------------------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                                 1,500
----------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                      58,911
                                                                                                                  ----------------
Total expenses                                                                                                          2,613,849
Less reduction to custodian expenses                                                                                         (986)
                                                                                                                  ----------------
Net expenses                                                                                                            2,612,863

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                     128,062

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                                            13,508,109
Foreign currency transactions                                                                                              84,502
                                                                                                                  ----------------
Net realized gain                                                                                                      13,592,611
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                                            14,085,958
Translation of assets and liabilities denominated in foreign currencies                                                    39,133
                                                                                                                  ----------------
Net change in unrealized appreciation                                                                                  14,125,091

----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $    27,845,764
                                                                                                                  ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 26 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                                  2005                2004
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                  $       128,062     $      (134,635)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                  13,592,611           9,579,604
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                              14,125,091          20,104,091
                                                                                              ------------------------------------
Net increase in net assets resulting from operations                                               27,845,764          29,549,060

----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Non-Service shares                                                                                 (1,015,976)                 --
Service shares                                                                                     (4,826,305)                 --

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                  3,420,313           5,097,638
Service shares                                                                                    122,016,957          87,389,394

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                    147,440,753         122,036,092
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                               212,247,159          90,211,067
                                                                                              ------------------------------------
End of period (including accumulated net investment income
(loss) of $126,247 and $(52,556), respectively)                                               $   359,687,912     $   212,247,159
                                                                                              ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 27 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,             2005            2004          2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    16.05      $    13.44    $     9.31     $    11.05     $    11.09
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .04 1           .01 1        (.03)          (.01)            -- 2
Net realized and unrealized gain (loss)                 1.51            2.60          4.16          (1.73)          (.04)
                                                  -------------------------------------------------------------------------
Total from investment operations                        1.55            2.61          4.13          (1.74)          (.04)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (.42)             --            --             --             --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    17.18      $    16.05    $    13.44     $     9.31     $    11.05
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      9.92%         19.42%         44.36%        (15.75)%        (0.36)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   44,820      $   38,636    $   27,551     $   19,577     $   18,514
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   39,708      $   30,871    $   20,271     $   20,505     $   15,307
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                            0.23%           0.06%        (0.30)%        (0.09)%        (0.01)%
Total expenses                                          0.81% 5         0.83% 5       1.01% 5        1.00% 5        1.05% 5
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  110%           147%           130%           121%           213%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 28 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

SERVICE SHARES  YEAR ENDED DECEMBER 31,                 2005            2004          2003           2002         2001 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    15.97      $    13.40    $     9.29     $    11.05     $    10.61
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              -- 2,3        (.02) 2       (.02)          (.01)            -- 3
Net realized and unrealized gain (loss)                 1.51            2.59          4.13          (1.75)           .44
                                                  ------------------------------------------------------------------------
Total from investment operations                        1.51            2.57          4.11          (1.76)           .44
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (.42)             --            --             --             --
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    17.06      $    15.97    $    13.40     $     9.29     $    11.05
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                      9.71%          19.18%        44.24%        (15.93)%         4.15%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  314,868      $  173,612    $   62,660     $    6,111     $      108
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  221,324      $  112,279    $   25,018     $    2,228     $       26
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                            0.02%          (0.14)%       (0.43)%        (0.26)%        (0.34)%
Total expenses                                          1.04%           1.06%         1.23%          1.21%          1.19%
Expenses after payments and waivers and
reduction to custodian expenses                         1.04%           1.06%         1.23%          1.19%          1.19%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  110%            147%          130%           121%           213%

1. For the period from July 16, 2001 (inception of offering) to December 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 29 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Small Cap Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                 30 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
   UNDISTRIBUTED     UNDISTRIBUTED           ACCUMULATED     OTHER INVESTMENTS
   NET INVESTMENT        LONG-TERM                  LOSS    FOR FEDERAL INCOME
   INCOME                     GAIN    CARRYFORWARD 1,2,3          TAX PURPOSES
   ---------------------------------------------------------------------------
   $ 845,412          $ 12,270,904                $2,735          $ 48,972,067

1. The Fund had $2,735 of post-October passive foreign investment company losses which were deferred.

2. During the fiscal year ended December 31, 2005, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended December 31, 2004, the Fund utilized $3,233,886 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                                            REDUCTION
                                      INCREASE     TO ACCUMULATED NET
     INCREASE               TO ACCUMULATED NET          REALIZED GAIN
     TO PAID-IN CAPITAL      INVESTMENT INCOME       ON INVESTMENTS 4
     ----------------------------------------------------------------
     $ 802,069                        $ 50,741              $ 852,810

4. $802,069, including $760,121 of long-term capital gain, was distributed in connection with Fund share redemptions.


                 31 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                          YEAR ENDED            YEAR ENDED
                                   DECEMBER 31, 2005     DECEMBER 31, 2004
      --------------------------------------------------------------------
      Distributions paid from:
      Long-term capital gain            $  5,842,281                  $ --

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities        $ 397,391,707
                                            ==============
      Gross unrealized appreciation         $  54,693,243
      Gross unrealized depreciation            (5,721,176)
                                            --------------
      Net unrealized appreciation           $  48,972,067
                                            ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings. At December 31, 2005, the Fund had $109 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                 32 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                               YEAR ENDED DECEMBER 31, 2005     YEAR ENDED DECEMBER 31, 2004
                                                   SHARES            AMOUNT         SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                              951,013     $  15,158,198        989,664     $  13,869,116
Dividends and/or distributions reinvested          65,759         1,015,976             --                --
Redeemed                                         (815,388)      (12,753,861)      (632,898)       (8,771,478)
                                               --------------------------------------------------------------
Net increase                                      201,384     $   3,420,313        356,766     $   5,097,638
                                               ==============================================================

-------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                            9,011,249     $ 144,257,571      7,817,367     $ 110,026,860
Dividends and/or distributions reinvested         313,963         4,826,305             --                --
Redeemed                                       (1,735,515)      (27,066,919)    (1,624,349)      (22,637,466)
                                               --------------------------------------------------------------
Net increase                                    7,589,697     $ 122,016,957      6,193,018     $  87,389,394
                                               ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                             PURCHASES                 SALES
      ----------------------------------------------------------------------
      Investment securities               $405,815,181          $285,544,711

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2005, the Fund paid $20,809 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service


                 33 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                            ACQUISITION                    VALUATION AS OF      UNREALIZED
SECURITY                          DATES          COST    DECEMBER 31, 2005    APPRECIATION
-------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.         1/18/05      $ 34,507            $  40,797       $   6,290
Tusk Energy Corp.              11/15/04        38,148               92,716          54,568
                                             ----------------------------------------------
                                             $ 72,655            $ 133,513       $  60,858
                                             ==============================================

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2005, the Fund had on loan securities valued at $77,660,389. Collateral of $80,068,098 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 pre-


                 34 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA sent and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 35 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET SMALL CAP FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Small Cap Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Small Cap Fund/VA as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006


                 36 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.4156 per share were paid to Non-Service and Service shareholders, respectively, on March 14, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2005 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                 37 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 38 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Nikolaos D. Monoyios and Mark Zavanelli and the Manager's Equity Growth investment team and analysts. Messrs. Monoyios and Zavanelli have had over 28 and 14 years of experience, respectively, managing equity investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.


                 39 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited/Continued
--------------------------------------------------------------------------------

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other small-cap core funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year performance was better than its peer group median and its three-year performance was at its peer group median. However, its five-year performance was below its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other small-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are all lower than its peer group median and average. In light of this and of the Fund's strong recent performance record, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                 40 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
THE FUNDS, LENGTH OF SERVICE,     HELD; NUMBER OF PORTFOLIOS IN THE FUNDS COMPLEX CURRENTLY OVERSEEN
AGE
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman of the Board of          Company (since 1991), Centennial State Mortgage Company (since 1994), and The El Paso
Trustees (since 2003),            Mortgage Company (since 1993); Chairman of the following private companies: Ambassador
Trustee (since 1999)              Media Corporation (since 1984) and Broadway Ventures (since 1984); Director of the
Age: 68                           following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since
                                  1992), Campus Crusade for Christ (since 1991) and The Lynde and Harry Bradley
                                  Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company)
                                  (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real
                                  Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident
                                  (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel)
                                  (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

ROBERT G. AVIS,                   Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1998)              equity funds) (until February 2001); Chairman, President and Chief Executive Officer
Age: 74                           of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons,
                                  Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March
                                  1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of A.G.
                                  Edwards Trust Company (until March 1999) and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of Centennial Asset Management Corporation (December
Trustee (since 1999)              1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation
Age: 69                           (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services,
                                  Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999).
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Trustee (since 1999)              June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 67                           Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                                  Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group
                                  (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1998)              Northwestern Energy Corp. (public utility corporation) (since November 2004); Director
Age: 64                           of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk
                                  Foundation (non-profit organization) (February 1998-February 2003); Chairman and
                                  Director (until October 1996) and President and Chief Executive Officer (until October
                                  1995) of the Manager; President, Chief Executive Officer and Director of the
                                  following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the
                                  Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until
                                  October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 1998)              Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 65                           companies of the Manager (until October 1994). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.


                 41 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
BEVERLY L. HAMILTON,           Trustee of Monterey Institute for International Studies (educational
Trustee (since 2002)           organization) (since February 2000); Director of The California Endowment
Age: 59                        (philanthropic organization) (since April 2002); Director of Community
                               Hospital of Monterey Peninsula (since February 2002); Vice Chair of American
                               Funds' Emerging Markets Growth Fund, Inc. (mutual fund) (since October 1991);
                               President of ARCO Investment Management Company (February 1991-April 2000);
                               Member of the investment committees of The Rockefeller Foundation and The
                               University of Michigan; Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994- January 2005); Trustee of MassMutual
                               Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series
                               Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever
                               (Holland) pension fund (2000- 2003). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

ROBERT J. MALONE,              Director of Jones International University (educational organization) (since
Trustee (since 2002)           August 2005); Chairman, Chief Executive Officer and Director of Steele Street
Age: 61                        State Bank (commercial banking) (since August 2003); Director of Colorado UpLIFT
                               (charitable organization) (since 1986); Trustee of the Gallagher Family
                               Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-
                               Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank)
                               (July 1996-April 1999); Director of Commercial Assets, Inc.(real estate investment trust)(1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004);
                               and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February
                               2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)           (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 63                        company) (since 1996), Trustee and Chairman of the Investment Committee
                               (since 1994) of the Worcester Polytech Institute (private university);
                               President and Treasurer of the SIS Funds (private charitable fund) (since
                               January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank)
                               (commercial bank) (January 1999-July 1999); Member of the Investment Committee
                               of the Community Foundation of Western Massachusetts (1998-2003); and Executive
                               Vice President of Peoples Heritage Financial Group, Inc. (commercial bank)
                               (January 1999-July 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                    11TH FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                               INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND
                               AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                               DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS
                               WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


JOHN V. MURPHY,                Chairman, Chief Executive Officer and Director (since June 2001) and
President and Trustee          President (since September 2000) of the Manager; President and Director or
(since 2001)                   Trustee of other Oppenheimer funds; President and Director of OAC and of
Age: 56                        Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
                               Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc.
                               (subsidiary of the Manager) (since November 2001); Chairman and Director of
                               Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and
                               Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                               Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                               Management Corporation and Tremont Capital Management, Inc. (since November
                               2001), HarbourView Asset Management Corporation and OFI Private Investments,
                               Inc. (since July 2001); President (since November 2001) and Director (since
                               July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President
                               of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                               February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company
                               Institute's Board of Governors (since October 3, 2003); Chief Operating
                               Officer of the Manager (September 2000-June 2001); President and Trustee of
                               MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                               Company (September 1999-August 2000); President, Chief Executive Officer and
                               Director of MML Bay State Life Insurance Company (September 1999-August
                               2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                               (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998).
                               Oversees 66 portfolios as a trustee or director and 20 additional portfolios as officer in the OppenheimerFunds complex.

                      42 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

---------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF              THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MONOYIOS,
THE FUND                       ZACK AND ZAVANELLI, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR,
                               NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY,
                               CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE OR UNTIL HIS
                               OR HER RESIGNATION, RETIREMENT DEATH OR REMOVAL.

NIKOLAOS D.MONOYIOS,           Senior Vice President of the Manager since October 2003; a Certified Financial Analyst.
Vice President and             Formerly Vice President of the Manager (April 1998-September 2003).
Portfolio Manager              An officer of 6 portfolios in the OppenheimerFunds complex.
(since 2003) Age: 56

MARK ZAVANELLI,                Vice President of the Manager since November 2000; a Chartered Financial
Vice President and             Analyst; an officer of 3 portfolios in the OppenheimerFunds complex. Prior
Portfolio Manager              to joining the Manager in May 1998 he was President of Waterside Capital
(since 2001)                   Management, a registered investment advisor (August 1995 - April 1998).
Age: 35

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and             March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial
Chief Compliance Officer       Asset Management Corporation and Shareholder Services, Inc. (since June 1983);
(since 2004)                   Vice President and Director of Internal Audit of the Manager (1997-February
Age: 55                        2004). An officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,               Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal        following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial and Accounting       Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
Officer (since 1999)           Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
Age: 46                        2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI
                               Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy
                               Program (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company
                               (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                               1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal
                               and Chief Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                               1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and             Manager; General Counsel and Director of the Distributor (since December 2001); General
Secretary (since 2001)         Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice
Age: 57                        President and General Counsel of HarbourView Asset Management Corporation (since December
                               2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary
                               (since September 1997) and Director (since November 2001) of OppenheimerFunds International
                               Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                               Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc.
                               (since November 2001); Senior Vice President, General Counsel and Director of Shareholder
                               Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                               President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust
                               Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since
                               June 2003); Senior Vice President and General Counsel of OFI Institutional Asset
                               Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                               December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                               (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                               Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                               1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November 2001),
                               and OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.

                      43 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

OPPENHEIMER MONEY FUND/VA
FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

--------------------------------------------------------------------------------
                         BEGINNING          ENDING             EXPENSES
                         ACCOUNT            ACCOUNT            PAID DURING
                         VALUE              VALUE              6 MONTHS ENDED
                         (7/1/05)           (12/31/05)         DECEMBER 31, 2005
--------------------------------------------------------------------------------
Actual                   $1,000.00          $1,016.90          $2.47
--------------------------------------------------------------------------------
Hypothetical              1,000.00           1,022.76           2.48

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2005 is as follows:

EXPENSE RATIO
-------------
    0.49%
--------------------------------------------------------------------------------


                         5 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF INVESTMENTS December 31, 2005
--------------------------------------------------------------------------------

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--8.8%
--------------------------------------------------------------------------------
Barclays Bank plc, New York,
4.32%, 2/17/06                                      $1,800,000     $  1,800,000
--------------------------------------------------------------------------------
Calyon, New York, 4.26%, 2/3/06                      1,500,000        1,500,000
--------------------------------------------------------------------------------
Citibank NA, 4.29%, 2/14/06                          2,000,000        2,000,000
--------------------------------------------------------------------------------
Fortis Bank SA/NV, New York,
4.16%, 1/9/06                                        1,000,000        1,000,000
--------------------------------------------------------------------------------
HBOS Treasury Services, New York,
4.02%, 1/3/06                                        2,000,000        2,000,000
--------------------------------------------------------------------------------
M & I Marshall & Ilsley Bank,
4.43%, 3/17/06                                       1,000,000        1,000,000
--------------------------------------------------------------------------------
Royal Bank of Canada, New York
Branch, 4.27%, 1/31/06                               2,000,000        2,000,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken,
New York, 4.31%, 10/3/06 1                           2,000,000        1,999,700
--------------------------------------------------------------------------------
Toronto Dominion Bank, New York,
4.45%, 3/22/06                                       2,000,000        2,000,000
                                                                   -------------
Total Certificates of Deposit (Cost $15,299,700)                     15,299,700
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--22.3%
--------------------------------------------------------------------------------
AB SPINTAB, 4.16%, 1/31/06                           3,200,000        3,188,880
--------------------------------------------------------------------------------
DnB NOR Bank ASA:
4.20%, 1/19/06                                       1,000,000          997,900
4.36%, 2/16/06                                       1,300,000        1,292,758
--------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
4%, 1/5/06 2                                         2,000,000        1,999,111
4.185%, 2/3/06 2                                     2,000,000        1,992,328
4.22%, 2/6/06 2                                      1,500,000        1,493,670
--------------------------------------------------------------------------------
HBOS Treasury Services:
4.165%, 2/2/06                                       2,000,000        1,992,596
4.42%, 3/9/06                                        1,000,000          991,774
--------------------------------------------------------------------------------
Nationwide Building Society:
4.26%, 2/17/06 2                                     1,500,000        1,491,658
4.38%, 3/9/06 2                                      2,000,000        1,983,697
--------------------------------------------------------------------------------
Nordea North America, Inc.:
4.09%, 1/19/06                                       3,700,000        3,692,434
4.35%, 2/14/06                                       1,500,000        1,492,025
--------------------------------------------------------------------------------
Royal Bank of Scotland plc,
4.18%, 1/17/06                                       1,000,000          998,144
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB,
4.35%, 2/9/06 2                                      3,000,000        2,985,895
--------------------------------------------------------------------------------
Societe Generale North America,
4.29%, 2/1/06                                        2,000,000        1,992,612
--------------------------------------------------------------------------------
St. George Bank Ltd.:
4.11%, 1/4/06 2                                      2,000,000        1,999,315
4.395%, 3/13/06 2                                    2,000,000        1,982,664
--------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.,
4.28%, 2/21/06 2                                     2,000,000        1,987,873
--------------------------------------------------------------------------------
Westpac Trust Securities NZ Ltd.:
4.15%, 1/31/06                                       3,000,000        2,989,625
4.40%, 3/21/06 2                                     1,000,000          990,301
                                                                   -------------
Total Direct Bank Obligations (Cost $38,535,260)                     38,535,260

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
LETTERS OF CREDIT--2.9%
--------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing
commercial paper of NATC
California LLC, 4.12%, 1/13/06
(Cost $4,993,133)                                   $5,000,000     $  4,993,133

--------------------------------------------------------------------------------
SHORT-TERM NOTES--65.8%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--22.9%
Barton Capital Corp.:
4.035%, 1/9/06 2                                     2,000,000        1,998,207
4.07%, 1/11/06 2                                     1,800,000        1,797,965
--------------------------------------------------------------------------------
Cable Beach LP, 4.12%, 1/13/06 2                     3,000,000        2,995,884
--------------------------------------------------------------------------------
Chesham Finance LLC, 4.36%, 1/23/06                  2,250,000        2,244,005
--------------------------------------------------------------------------------
Crown Point Capital Co., 4.18%,
1/12/06 2                                            2,000,000        1,997,446
--------------------------------------------------------------------------------
Eiffel Funding LLC, 4.23%, 1/24/06 2                 1,500,000        1,495,946
--------------------------------------------------------------------------------
FCAR Owner Trust I, 4.22%, 1/20/06                   1,500,000        1,496,659
--------------------------------------------------------------------------------
Gemini Securitization Corp.,
4.28%, 2/17/06 2                                     1,500,000        1,491,618
--------------------------------------------------------------------------------
Gotham Funding Corp., 4.44%,
3/27/06 2                                            1,065,000        1,053,835
--------------------------------------------------------------------------------
GOVCO, Inc., 4.09%, 1/18/06 2                        3,250,000        3,243,735
--------------------------------------------------------------------------------
Grampian Funding LLC, 4.39%,
3/28/06 2                                            1,000,000          989,608
--------------------------------------------------------------------------------
Legacy Capital Co. LLC:
4.16%, 1/9/06                                        2,000,000        1,998,151
4.44%, 3/23/06                                       2,000,000        1,980,020
--------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC,
4.03%, 1/6/06 2                                      2,000,000        1,998,881
--------------------------------------------------------------------------------
Neptune Funding Corp., 4.09%,
1/12/06 2                                            1,500,000        1,498,125
--------------------------------------------------------------------------------
Old Line Funding Corp., 4.18%,
1/10/06 2                                            1,500,000        1,498,433
--------------------------------------------------------------------------------
Perry Global Funding LLC, Series A,
4.06%, 1/9/06 2                                      2,000,000        1,998,198
--------------------------------------------------------------------------------
Sheffield Receivables Corp.,
4.25%, 1/4/06 2                                      2,000,000        1,999,292
--------------------------------------------------------------------------------
Solitaire Funding LLC, 4.25%, 2/10/06 2              1,500,000        1,492,917
--------------------------------------------------------------------------------
Victory Receivables Corp., 4.31%,
1/20/06 2                                            1,910,000        1,905,655
--------------------------------------------------------------------------------
Windmill Funding Corp., 4.22%,
1/4/06 2                                             1,500,000        1,499,473
--------------------------------------------------------------------------------
Yorktown Capital LLC, 4.25%, 1/5/06 2                1,000,000          999,528
                                                                   -------------
                                                                     39,673,581

--------------------------------------------------------------------------------
AUTOMOBILES--1.2%
Ande Chevrolet Olds, Inc., 4.54%,
1/1/06 1                                             2,000,000        2,000,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--8.8%
Banc of America Securities LLC,
4.26%, 1/2/06 1                                      5,000,000        5,000,000


                         6 | OPPENHEIMER MONEY FUND/VA

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Bear Stearns Cos., Inc.:
4.22%, 2/6/06                                       $2,000,000     $  1,991,590
4.42%, 3/20/06                                       2,300,000        2,277,974
--------------------------------------------------------------------------------
First Clearing LLC, 4.35%, 3/6/06 1                  1,000,000        1,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc., 4.13%, 1/2/06 1               5,000,000        5,000,000
                                                                   -------------
                                                                     15,269,564

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
Bank of America Corp., 4.26%,
2/15/06                                              1,700,000        1,690,958
--------------------------------------------------------------------------------
National City Credit Corp., 4.35%,
2/13/06                                              1,800,000        1,790,658
                                                                   -------------
                                                                      3,481,616

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.6%
Countrywide Financial Corp.,
4.30%, 1/5/06                                        1,000,000          999,522
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.3%
General Electric Capital Corp.,
4.01%, 1/5/06                                        2,000,000        1,999,109
--------------------------------------------------------------------------------
HSBC Finance Corp., 4.04%, 1/10/06                   2,000,000        1,997,980
                                                                   -------------
                                                                      3,997,089

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.3%
Alta Mira LLC, Series 2004,
4.48%, 2/1/06 1                                      2,250,000        2,250,000
--------------------------------------------------------------------------------
INSURANCE--10.1%
ING America Insurance Holdings, Inc.:
4.01%, 1/6/06                                        2,000,000        1,998,886
4.39%, 3/13/06                                       1,000,000          991,342
--------------------------------------------------------------------------------
Jackson National Life Global
Funding, 4.41%, 1/17/06 1,3                          2,500,000        2,500,000
--------------------------------------------------------------------------------
Metropolitan Life Global Funding I,
Series 2003-5, 4.43%, 1/17/06 1,3                    4,000,000        4,000,000
--------------------------------------------------------------------------------
Prudential Insurance Co. of
America, 4.32%, 1/1/06 1                             3,000,000        3,000,000
--------------------------------------------------------------------------------
Security Life of Denver Insurance
Co., 4.49%, 1/23/06 1                                5,000,000        5,000,000
                                                                   -------------
                                                                     17,490,228

--------------------------------------------------------------------------------
LEASING & FACTORING--1.1%
Toyota Motor Credit Corp.,
4.18%, 2/3/06                                        2,000,000        1,992,337
--------------------------------------------------------------------------------
MUNICIPAL--0.4%
Hayward, CA Multifamily Housing
Revenue Bonds, Lord Tennyson
Apts., 4.71%, 1/3/06 1                                 710,000          710,000
--------------------------------------------------------------------------------
PHARMACEUTICALS--0.6%
Pfizer Investment Capital plc,
4.25%, 1/19/06 2                                     1,000,000          997,875

                                                     PRINCIPAL            VALUE
                                                        AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--14.5%
Blue Spice LLC, 4.41%, 3/13/06 2                    $2,000,000     $  1,982,625
--------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers,
Inc., Series A:
4.18%, 1/5/06                                        1,100,000        1,099,489
4.35%, 1/11/06                                       2,220,000        2,217,318
4.46%, 3/10/06                                       1,303,000        1,292,023
--------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers,
Inc., Series B:
4.07%, 1/5/06                                        1,000,000          999,548
4.48%, 3/28/06                                       1,010,000          999,191
--------------------------------------------------------------------------------
K2 (USA) LLC, 4.37%, 3/6/06                          1,000,000          992,231
--------------------------------------------------------------------------------
LINKS Finance LLC, 3.13%, 1/10/06                    2,000,000        1,999,422
--------------------------------------------------------------------------------
Parkland (USA) LLC:
4.34%, 12/12/06 1,4                                  2,000,000        1,999,811
4.35%, 1/18/06 1,4                                   3,000,000        2,999,986
--------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM,
4.37%, 1/23/06 1                                     1,000,000        1,000,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
4.27%, 2/17/06 2                                     1,000,000          994,425
4.385%, 3/8/06                                       1,000,000          991,961
4.42%, 3/21/06                                       2,000,000        1,980,601
--------------------------------------------------------------------------------
Union Hamilton Special Purpose
Funding LLC, 4.52%, 3/28/06 1                        2,000,000        2,000,000
--------------------------------------------------------------------------------
Wind Master Trust Nts., Series
2005-18A, 4.38%, 4/25/06 1,3                         1,500,000        1,500,000
                                                                   -------------
                                                                     25,048,631
                                                                   -------------
Total Short-Term Notes (Cost $113,910,443)                          113,910,443

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $172,738,536)                                       99.8%     172,738,536
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                            0.2          422,982
                                                    ----------------------------
NET ASSETS                                               100.0%    $173,161,518
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $54,836,183, or 31.67% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of December 31, 2005 was $8,000,000, which represents 4.62% of the Fund's net assets. See
Note 4 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,999,797 or 2.89% of the Fund's net assets as of December 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         7 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF ASSETS AND LIABILITIES December 31, 2005
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value (cost $172,738,536)--see accompanying statement of investments    $172,738,536
-----------------------------------------------------------------------------------------------------
Cash                                                                                         136,013
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                           498,442
Interest                                                                                     229,222
Other                                                                                          4,619
                                                                                        -------------
Total assets                                                                             173,606,832

-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                    237,676
Shares of beneficial interest redeemed                                                       169,959
Shareholder communications                                                                    15,112
Trustees' compensation                                                                         5,821
Transfer and shareholder servicing agent fees                                                    869
Other                                                                                         15,877
                                                                                        -------------
Total liabilities                                                                            445,314
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                              $173,161,518
                                                                                        =============

-----------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                              $    173,129
-----------------------------------------------------------------------------------------------------
Additional paid-in capital                                                               172,982,457
-----------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 98
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                   5,834
                                                                                        -------------
NET ASSETS--applicable to 173,129,498 shares of beneficial interest outstanding         $173,161,518
                                                                                        =============

-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                $       1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         8 | OPPENHEIMER MONEY FUND/VA

STATEMENT OF OPERATIONS For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                            $ 6,129,328

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         839,327
--------------------------------------------------------------------------------
Shareholder communications                                               16,626
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                            10,137
--------------------------------------------------------------------------------
Trustees' compensation                                                    5,244
--------------------------------------------------------------------------------
Custodian fees and expenses                                               4,335
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                    25,131
                                                                    ------------
Total expenses                                                          902,300
Less reduction to custodian expenses                                     (1,347)
                                                                    ------------
Net expenses                                                            900,953

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 5,228,375

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                          6,036

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 5,234,411
                                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         9 | OPPENHEIMER MONEY FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                               2005             2004
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                         $  5,228,375     $  2,111,137
------------------------------------------------------------------------------------------------------------
Net realized gain                                                                    6,036              481
                                                                              ------------------------------
Net increase in net assets resulting from operations                             5,234,411        2,111,618

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                            (5,228,277)      (2,111,137)

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions     (23,347,439)     (41,110,557)

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total decrease                                                                 (23,341,305)     (41,110,076)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                            196,502,823      237,612,899
                                                                              ------------------------------
End of period (including accumulated net investment income
of $98 for the year ended December 31, 2005)                                  $173,161,518     $196,502,823
                                                                              ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         10 | OPPENHEIMER MONEY FUND/VA

FINANCIAL HIGHLIGHTS

YEAR ENDED DECEMBER 31,                                    2005           2004           2003           2002           2001
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net investment
income and net realized gain                                .03 1          .01 1          .01            .01            .04
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.03)          (.01)          (.01)          (.01)          (.04)
Dividends from net realized gain                             --             --             --             -- 2           --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.03)          (.01)          (.01)          (.01)          (.04)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                       =======================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                             2.86%          0.98%          0.79%          1.47%          3.85%
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $173,162       $196,503       $237,613       $379,969       $370,229
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $186,453       $218,243       $316,096       $386,457       $288,106
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      2.80%          0.97%          0.80%          1.46%          3.59%
Total expenses                                             0.48% 5        0.48% 5        0.47% 5        0.47% 5        0.52% 5

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         11 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      Shares of the Fund are only sold to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

      UNDISTRIBUTED NET        UNDISTRIBUTED                   ACCUMULATED
      INVESTMENT INCOME      LONG-TERM GAINS       LOSS CARRYFORWARD 1,2,3
      --------------------------------------------------------------------
      $295,366                           $--                          $115

1. As of December 31, 2005, the Fund had $115 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

2. During the fiscal year ended December 31, 2005, the Fund utilized $202 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2004, the Fund utilized $481 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                          YEAR ENDED            YEAR ENDED
                                   DECEMBER 31, 2005     DECEMBER 31, 2004
      --------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                    $5,228,277             $2,111,137

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                         12 | OPPENHEIMER MONEY FUND/VA

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings. At December 31, 2005, the Fund had $13 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                              YEAR ENDED DECEMBER 31, 2005       YEAR ENDED DECEMBER 31, 2004
                                                   SHARES           AMOUNT             SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------
Sold                                          126,305,556    $ 126,305,556       135,559,970    $ 135,559,970
Dividends and/or distributions reinvested       5,103,537        5,103,537         2,042,069        2,042,069
Redeemed                                     (154,754,850)    (154,756,532)     (178,712,596)    (178,712,596)
                                             -----------------------------------------------------------------
Net decrease                                  (23,345,757)   $ (23,347,439)      (41,110,557)   $ (41,110,557)
                                             =================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2005, the Fund paid $10,112 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.


                         13 | OPPENHEIMER MONEY FUND/VA

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         14 | OPPENHEIMER MONEY FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MONEY FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Fund/VA as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006


                         15 | OPPENHEIMER MONEY FUND/VA

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         16 | OPPENHEIMER MONEY FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         17 | OPPENHEIMER MONEY FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol E. Wolf and Barry D. Weiss and the Manager's money market investment team and analysts. Ms. Wolf and Mr. Weiss have had over 22 and six years of experience, respectively, managing money market investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.


                         18 | OPPENHEIMER MONEY FUND/VA

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other money market funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other money market funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual management fees are equal to its peer group median but higher than its peer group average and its actual management fees are higher than its peer group median and average, however, its total expenses are lower than both its peer group median and average. In light of this and of the Fund's strong performance, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                         19 | OPPENHEIMER MONEY FUND/VA

TRUSTEES AND OFFICERS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD          PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
WITH THE FUNDS, LENGTH          NUMBER OF PORTFOLIOS IN THE FUNDS COMPLEX CURRENTLY OVERSEEN
OF SERVICE, AGE
INDEPENDENT                     THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                        80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Chairman of the Board           (since 1991), Centennial State Mortgage Company (since 1994), and The El Paso Mortgage Company
of Trustees (since 2003);       (since 1993); Chairman of the following private companies: Ambassador Media Corporation (since
Trustee (since 1999)            1984) and Broadway Ventures (since 1984); Director of the following: Helmerich & Payne, Inc.
Age: 68                         (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since 1991)
                                and The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (since 2002); former
                                Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real
                                Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003)
                                and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January
                                1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                 Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity funds)
Trustee (since 1995)            (until February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards Capital,
Age: 74                         Inc. (until March 2000); Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000)
                                and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of
                                A.G. Edwards, Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March
                                1999); Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management
                                (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                Assistant Secretary and Director of Centennial Asset Management Corporation (December
Trustee (since 1999)            1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June
Age: 69                         1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March
                                1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 38 portfolios in the
                                OppenheimerFunds complex.

EDWARD L. CAMERON,              Member of The Life Guard of Mount Vernon (George Washington historical site) (since June 2000);
Trustee (since 1999)            Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002); Partner at
Age: 67                         PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price
                                Waterhouse LLP Global Investment Management Industry Services Group (July 1994-June 1998).
                                Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern
Trustee (since 1990)            Energy Corp. (public utility corporation) (since November 2004); Director of P.R.
Age: 64                         Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation
                                (non-profit organization) (February 1998-February 2003); Chairman and Director (until October
                                1996) and President and Chief Executive Officer (until October 1995) of the Manager; President,
                                Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC")
                                (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial
                                Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                   Director of Colorado Uplift (charitable organization) (since September 1984). Mr. Freedman held
Trustee (since 1996)            several positions with the Manager and with subsidiary or affiliated companies of the Manager
Age: 65                         (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,            Trustee of Monterey Institute for International Studies (educational organization) (since
Trustee (since 2002)            February 2000); Director of The California Endowment (philanthropic organization) (since April
Age: 59                         2002); Director of Community Hospital of Monterey Peninsula (since February 2002); Vice Chair of American Funds' Emerging Markets Growth Fund, Inc. (mutual fund) (since October 1991);
                                President of ARCO Investment Management Company (February 1991-April 2000); Member of the
                                investment committees of The Rockefeller Foundation and The University of Michigan; Advisor at
                                Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January
                                2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004);


                              20 | OPPENHEIMER MONEY FUND/VA

BEVERLY L. HAMILTON,            Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of
Continued                       the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland)
                                pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,               Director of Jones International University (educational organization) (since August 2005);
Trustee (since 2002)            Chairman, Chief Executive Officer and Director of Steele Street State Bank (commercial banking)
Age: 61                         (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986);
                                Trustee of the Gallagher Family Foundation (nonprofit organization) (since 2000); Former
                                Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank)
                                (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust)
                                (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S.
                                Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 38 portfolios in the
                                OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment
Trustee (since 2000)            company) (since 1996) and MML Series Investment Fund (investment company) (since 1996), Trustee
Age: 63                         and Chairman of the Investment Committee (since 1994) of the Worcester Polytech Institute
                                (private university); President and Treasurer of the SIS Funds (private charitable fund) (since
                                January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank)
                                (January 1999-July 1999); Member of the Investment Committee of the Community Foundation of
                                Western Massachusetts (1998-2003); and Executive Vice President of Peoples Heritage Financial
                                Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the
                                OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------------
                                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
INTERESTED TRUSTEE              YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
AND OFFICER                     RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL
                                HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and Director (since June 2001) and President (since September
President and Trustee           2000) of the Manager; President and Director or Trustee of other Oppenheimer funds; President
(since 2001)                    and Director of OAC and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary
Age: 56                         of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and
                                of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since
                                July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                Management Corporation, Trinity Investment Management Corporation and Tremont Capital
                                Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI
                                Private Investments, Inc. (since July 2001); President (since November 2001) and Director
                                (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997);
                                Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors (since
                                October 3, 2003); Chief Operating Officer of the Manager (September 2000-June 2001); President
                                and Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September
                                1999-August 2000); President, Chief Executive Officer and Director of MML Bay State Life
                                Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia
                                Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                                87 portfolios in the OppenheimerFunds complex.


                         21 | OPPENHEIMER MONEY FUND/VA

TRUSTEES AND OFFICERS  Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                  THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MR. ZACK, TWO WORLD
OF THE FUND                     FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. WEISS,
                                VANDEHEY, WIXTED AND MS. WOLF, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH
                                OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT DEATH OR
                                REMOVAL.

BARRY D. WEISS,                 Vice President of the Manager (since July 2001) and of HarbourView Asset Management Corporation
Vice President and              (since June 2003); an officer of 6 portfolios in the OppenheimerFunds complex. Formerly
Portfolio Manager               Assistant Vice President and Senior Credit Analyst of the Manager (February 2000-June 2001).
(since 2001)                    Prior to joining the Manager in February 2000, he was Associate Director, Structured Finance,
Age: 41                         Fitch IBCA Inc. (April 1998-February 2000).

CAROL E. WOLF,                  Senior Vice President of the Manager (since June 2000) and of HarbourView Asset Management
Vice President and              Corporation (since June 2003); an officer of 6 portfolios in the OppenheimerFunds complex.
Portfolio Manager               Formerly Vice President of the Manager (June 1990-June 2000).
(since 1998)
Age: 54

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and              President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Chief Compliance Officer        Shareholder Services, Inc. (since June 1983); Vice President and Director of Internal Audit of
(since 2004)                    the Manager (1997-February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.
Age: 55

BRIAN W. WIXTED,                Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and                   following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Principal Financial             Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
and Accounting Officer          Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March
(since 1999)                    2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI
Age: 46                         Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer
                                of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An officer of
                                87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary    Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
(since 2001)                    of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
Age: 57                         General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997)
                                and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
                                President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of
                                OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of
                                OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of
                                OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                (Asia) Limited (since December 2003); Senior Vice President (May 1985-December 2003), Acting
                                General Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                2001) of the Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                         22 | OPPENHEIMER MONEY FUND/VA


OPPENHEIMER STRATEGIC BOND FUND/VA
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During the spring of 2005, we shifted the Fund's emphasis in its international portfolio from bonds of developed nations to the emerging markets. We focused on unhedged positions in countries where we expected fiscal improvements to attract more investment capital. This strategy proved to be especially successful in Brazil, Mexico, Turkey and oil producing nations, such as Russia, where favorable movements in currency exchange rates relative to the U.S. dollar helped support returns. Despite a mildly underweighted position, the Fund also achieved relatively strong results through its investments in U.S. dollar-denominated bonds from the emerging markets.

      We maintained relatively light exposure to the high yield corporate bond market due to historically narrow yield differences between high yield securities and U.S. Treasuries. The Fund added value through our emphasis on higher quality securities from issuers with strong cash flows, such as cell tower operators and energy companies.

      Finally, we maintained a generally neutral posture with regard to U.S. government securities. We set the Fund's average duration in a range we considered to be in line with industry averages, and we placed a modest emphasis on mortgage-backed securities that we believed would be less sensitive to prepayment risks. This strategy enabled the Fund to capture higher yields while effectively managing the risks of higher short-term interest rates.

      When the Fed raised interest rates in mid-December 2005, the language in its accompanying statement indicated that it may be approaching the end of the current credit-tightening cycle. While this could prove to be a positive influence on U.S. government securities and high yield corporate bonds, rich valuations and unexpected changes in the rate of economic growth could forestall potential rallies.

      In international markets, we have maintained the Fund's emphasis on nations, such as Brazil and Turkey, where falling interest rates and lower inflation may create further opportunities. In contrast, interest rates are already low in Europe and Japan, leaving little room for further cuts.

      As always, we intend to monitor economic and market developments, and to adjust our strategies accordingly. Indeed, our ability to find opportunities and manage risks across multiple market sectors is central to what makes Oppenheimer Strategic Bond Fund/VA part of THE RIGHT WAY TO INVEST.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2005. In the case of non-service shares, performance is measured over a ten fiscal year period. In the case of service shares, performance is measured from inception of the class on March 19, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S. corporate and government bonds, and to the Citigroup World Government Bond Index, an unmanaged index of debt securities of major foreign governments. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                     4 | OPPENHEIMER STRATEGIC BOND FUND/VA

NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Bond Fund/VA (Non-Service)
      Lehman Brothers Aggregate Bond Index
      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Oppenheimer      Lehman      Citigroup
                     Strategic       Brothers       World
                    Bond Fund/VA    Aggregate    Government
  Date              (Non-Service)   Bond Index   Bond Index

12/31/1995             10,000         10,000       10,000
03/31/1996             10,163          9,823        9,812
06/30/1996             10,414          9,879        9,852
09/30/1996             10,818         10,061       10,121
12/31/1996             11,207         10,363       10,362
03/31/1997             11,202         10,305        9,933
06/30/1997             11,651         10,684       10,235
09/30/1997             12,042         11,039       10,365
12/31/1997             12,183         11,364       10,386
03/31/1998             12,487         11,540       10,468
06/30/1998             12,585         11,810       10,676
09/30/1998             12,315         12,309       11,565
12/31/1998             12,536         12,351       11,976
03/31/1999             12,553         12,289       11,513
06/30/1999             12,553         12,181       11,117
09/30/1999             12,579         12,264       11,620
12/31/1999             12,890         12,249       11,465
03/31/2000             13,032         12,519       11,485
06/30/2000             13,117         12,737       11,468
09/30/2000             13,258         13,121       11,167
12/31/2000             13,230         13,673       11,647
03/31/2001             13,498         14,088       11,292
06/30/2001             13,390         14,168       11,116
09/30/2001             13,300         14,821       11,911
12/31/2001             13,871         14,828       11,532
03/31/2002             14,088         14,842       11,346
06/30/2002             14,153         15,390       12,668
09/30/2002             14,218         16,095       13,158
12/31/2002             14,903         16,348       13,780
03/31/2003             15,436         16,576       14,208
06/30/2003             16,377         16,991       14,759
09/30/2003             16,865         16,966       15,051
12/31/2003             17,596         17,019       15,834
03/31/2004             17,948         17,472       16,130
06/30/2004             17,618         17,045       15,593
09/30/2004             18,242         17,590       16,104
12/31/2004             19,123         17,758       17,473
03/31/2005             18,864         17,673       17,023
06/30/2005             19,440         18,204       16,779
09/30/2005             19,594         18,082       16,591
12/31/2005             19,633         18,189       16,272

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/05

1-Year 2.67%     5-Year 8.21%     10-Year 6.98%

SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Strategic Bond Fund/VA (Service)
      Lehman Brothers Aggregate Bond Index
      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Oppenheimer      Lehman      Citigroup
                     Strategic       Brothers       World
                    Bond Fund/VA    Aggregate    Government
  Date                (Service)     Bond Index   Bond Index

03/19/2001             10,000         10,000       10,000
03/31/2001              9,914         10,000       10,000
06/30/2001              9,871         10,056        9,843
09/30/2001              9,784         10,520       10,548
12/31/2001             10,194         10,525       10,212
03/31/2002             10,326         10,535       10,047
06/30/2002             10,373         10,924       11,218
09/30/2002             10,419         11,425       11,652
12/31/2002             10,910         11,604       12,203
03/31/2003             11,287         11,766       12,582
06/30/2003             11,960         12,060       13,070
09/30/2003             12,284         12,043       13,328
12/31/2003             12,782         12,081       14,022
03/31/2004             13,022         12,402       14,284
06/30/2004             12,786         12,099       13,808
09/30/2004             13,231         12,485       14,261
12/31/2004             13,860         12,605       15,473
03/31/2005             13,656         12,544       15,074
06/30/2005             14,067         12,922       14,859
09/30/2005             14,204         12,835       14,692
12/31/2005             14,204         12,911       14,410

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/05

1-Year 2.48%     5-Year N/A     Since Inception (3/19/01) 7.61%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                     5 | OPPENHEIMER STRATEGIC BOND FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                    BEGINNING     ENDING         EXPENSES
                                    ACCOUNT       ACCOUNT        PAID DURING
                                    VALUE         VALUE          6 MONTHS ENDED
                                    (7/1/05)      (12/31/05)     (12/31/05)
--------------------------------------------------------------------------------
Non-Service shares Actual           $1,000.00     $1,009.90      $3.55
--------------------------------------------------------------------------------
Non-Service shares Hypothetical      1,000.00      1,021.68       3.57
--------------------------------------------------------------------------------
Service shares Actual                1,000.00      1,009.70       4.82
--------------------------------------------------------------------------------
Service shares Hypothetical          1,000.00      1,020.42       4.85

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS                 EXPENSE RATIOS
------------------------------------
Non-Service shares         0.70%
------------------------------------
Service shares             0.95

--------------------------------------------------------------------------------

                     6 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.1%
-----------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity
Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 4.559%,
11/25/35 1                                                $     420,000   $      420,259
-----------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile
Asset-Backed Certificates, Series
2005-1A, Cl. A2, 4.43%, 4/20/08 1                               200,000          200,143
-----------------------------------------------------------------------------------------
BMW Vehicle Owner Trust,
Automobile Loan Certificates,
Series 2005-A, Cl. A2, 3.66%,
12/26/07                                                      1,445,116        1,440,681
-----------------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust, Automobile Mtg.-Backed Nts.:
Series 2004-2, Cl. A3, 3.58%, 1/15/09                           740,000          726,428
Series 2005-1, Cl. A2B, 3.73%, 7/16/07                          281,460          281,096
-----------------------------------------------------------------------------------------
Capital One Prime Auto Receivables
Trust, Automobile Loan Asset-
Backed Securities, Series 2005-1,
Cl. A2, 4.24%, 11/15/07                                         970,000          967,828
-----------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home
Equity Loan Asset-Backed Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                           56,939           56,779
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                          124,969          124,325
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                         372,516          370,551
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                       1,316,900        1,313,427
-----------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2,
3.72%, 12/15/07                                                 650,000          647,210
-----------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment
Receivable-Backed Nts., Series
2004-DFS, Cl. A2, 2.66%, 11/20/06                               270,523          269,750
-----------------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates, Series
2002-B, Cl. FX, 10.421%, 3/22/07 2                              500,000          499,563
-----------------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2005-7, Cl. AF1B,
4.317%, 11/25/35 1                                              464,360          461,940
Series 2005-16, Cl. 2AF2,
5.382%, 5/25/36 1                                               300,000          300,000
Series 2005-17, Cl. 1AF1,
4.58%, 12/27/35 1                                               640,000          639,980
Series 2005-17, Cl. 1AF2,
5.363%, 12/27/35 1                                              200,000          200,049
-----------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust,
Automobile Loan Pass-Through
Certificates:
Series 2004-B, Cl. A2, 2.48%, 2/8/07                             14,666           14,668
Series 2004-C, Cl. A2, 2.62%, 6/8/07                            324,204          323,403
Series 2005-A, Cl. A2, 3.17%, 9/8/07                            516,655          515,134
Series 2005-B, Cl. A2, 3.75%, 12/8/07                           512,266          511,071

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------
Embarcadero Aircraft
Securitization Trust, Airplane
Receivable Nts., Series 2000-A,
Cl. B, 8/15/25 3,4                                        $   1,820,063   $       18,201
-----------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity
Asset-Backed Security, Series
2004-3, Cl. AF2, 3.80%, 7/25/34 1                               700,000          697,223
-----------------------------------------------------------------------------------------
First Franklin Mortgage Loan
Asset-Backed Certificates, Home
Equity Receivables, Series 2005-FF10,
Cl. A3, 4.589%, 11/25/35 1                                    1,170,000        1,170,723
-----------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates:
Series 2005-A, Cl. A3,
3.48%, 11/17/08                                                 550,000          543,391
Series 2005-B, Cl. A2,
3.78%, 9/15/07                                                  466,176          465,206
-----------------------------------------------------------------------------------------
GS Auto Loan Trust, Automobile
Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32%, 5/15/08                         1,840,000        1,835,166
-----------------------------------------------------------------------------------------
Honda Auto Receivables Owner
Trust, Automobile Receivable
Obligations:
Series 2005-1, Cl. A2,
3.21%, 5/21/07                                                  220,429          219,827
Series 2005-3, Cl. A2,
3.73%, 10/18/07                                                 610,000          607,086
-----------------------------------------------------------------------------------------
Household Home Equity Loan
Trust, Home Equity Loan Pass-
Through Certificates, Series 2005-3,
Cl. A1, 4.63%, 1/20/35 1                                        590,476          590,898
-----------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity
Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B,
3.63%, 8/25/35 1                                                790,747          791,864
Series 2005-4, Cl. 2A1B,
5.17%, 10/25/35                                                 585,054          585,420
Series 2005-10, Cl. 2-A3B,
5.55%, 12/25/06                                                 570,000          569,911
-----------------------------------------------------------------------------------------
NC Finance Trust, CMO, Series
1999-I, Cl. ECFD, 1.079%, 1/25/29 4                              66,744           15,351
-----------------------------------------------------------------------------------------
Nissan Auto Lease Trust,
Automobile Lease Obligations,
Series 2004-A, Cl. A2,
2.55%, 1/15/07                                                   44,932           44,920
-----------------------------------------------------------------------------------------
Nissan Auto Receivables Owner
Trust, Automobile Receivable Nts.:
Series 2003-B, Cl. A3,
1.51%, 8/15/07                                                   23,101           23,013
Series 2005-C, Cl. A2, 3.99%, 1/15/08                         1,160,000        1,155,327
-----------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust,
Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                           710,000          707,818


                     7 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-----------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-
Through Trust, Home Equity Pass-
Through Certificates:
Series 2004-5, Cl. A F2,
3.735%, 11/10/34 1                                        $     200,000   $      197,606
Series 2005-1, Cl. A F2,
3.914%, 5/25/35 1                                               150,000          147,934
Series 2005-2, Cl. A F2,
4.415%, 4/25/35 1                                               240,000          237,649
Series 2005-6, Cl. A3,
5.68%, 1/25/36 1                                                320,000          320,000
-----------------------------------------------------------------------------------------
Residential Asset Mortgage
Products, Inc., Home Equity Asset-
Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI3,
4.45%, 7/25/28                                                  670,000          666,634
-----------------------------------------------------------------------------------------
Structured Asset Securities Corp.,
CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1,
5.18%, 3/26/35                                                  737,050          737,328
-----------------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Home Equity Obligations, Series
2003-25XS, Cl. A4, 4.51%, 8/25/33                               217,585          216,911
-----------------------------------------------------------------------------------------
USAA Auto Owner Trust,
Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                            14,868           14,863
Series 2004-3, Cl. A2, 2.79%, 6/15/07                           159,110          158,857
-----------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust,
Automobile Lease Asset-Backed
Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                           154,709          154,453
Series 2005-A, Cl. A2, 3.52%, 4/20/07                           737,424          735,164
-----------------------------------------------------------------------------------------
Wachovia Auto Owner Trust,
Automobile Receivable Nts.,
Series 2004-B, Cl. A2, 2.40%, 5/21/07                            73,750           73,647
-----------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust,
Home Equity Asset-Backed
Certificates, Series 2004-2,
Cl. AI1B, 2.94%, 9/25/18 1                                      302,437          300,304
-----------------------------------------------------------------------------------------
WFS Financial Owner Trust,
Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                           155,555          155,632
-----------------------------------------------------------------------------------------
Whole Auto Loan Trust,
Automobile Loan Receivable
Certificates:
Series 2003-1, Cl. A3B,
1.99%, 5/15/07                                                   84,646           84,225
Series 2004-1, Cl. A2A,
2.59%, 5/15/07                                                  246,804          245,894
                                                                          ---------------
Total Asset-Backed Securities
(Cost $26,702,071)                                                            24,772,731

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--14.1%
-----------------------------------------------------------------------------------------
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3,
4.512%, 12/10/42                                          $     560,000   $      542,571
Series 2005-2, Cl. A4,
4.783%, 7/10/43 1                                               820,000          805,089
Series 2005-3, Cl. A2,
4.501%, 7/10/43                                                 690,000          673,701
-----------------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                          595,219          595,865
-----------------------------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., CMO
Pass-Through Certificates:
Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                                  477,693          485,157
Series 2004-E, Cl. 2A9,
3.712%, 6/25/34 1                                                11,340           11,337
Series 2005-E, Cl. 2A2,
4.983%, 6/25/35 1                                               136,290          135,671
-----------------------------------------------------------------------------------------
Bear Stearns Commercial
Mortgage Securities, Inc.,
Commercial Mtg. Obligations,
Series 2005-PWR7, Cl. A2,
4.945%, 2/11/41                                                 280,000          276,921
-----------------------------------------------------------------------------------------
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Commercial Mtg. Obligations,
Series 2005-CD1, Cl. A4,
5.225%, 7/15/44                                                 930,000          940,274
-----------------------------------------------------------------------------------------
Countrywide Alternative
Loan Trust, CMO:
Series 2004-J9, Cl. 1A1,
4.559%, 10/25/34 1                                              169,529          169,660
Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                                1,434,712        1,460,269
-----------------------------------------------------------------------------------------
Countrywide Asset-Backed
Certificates, Inc., Home Equity
Asset-Backed Certificates, Series
2005-10, Cl. AF1, 4.539%, 2/25/36 1                           1,241,633        1,242,450
-----------------------------------------------------------------------------------------
Federal Home Loan
Mortgage Corp.:
4.50%, 5/1/19                                                   992,147          967,066
5%, 1/1/36 5                                                  3,491,000        3,379,724
6%, 5/1/18-10/1/34                                            5,717,933        5,806,064
6.50%, 4/1/18-6/1/35                                         3,287,397        3,372,460
7%, 3/1/31-10/1/31                                              791,334          824,690
11%, 11/1/14                                                     48,835           52,223


                     8 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-----------------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                        $       4,079   $        4,074
Series 2055, Cl. ZM, 6.50%, 5/15/28                             255,274          262,027
Series 2080, Cl. Z, 6.50%, 8/15/28                              159,031          163,009
Series 2106, Cl. FG, 4.819%, 12/15/28 1                       3,588,508        3,623,468
Series 2116, Cl. ZA, 6%, 1/15/29                              1,330,994        1,361,830
Series 2326, Cl. ZP, 6.50%, 6/15/31                             273,842          282,143
Series 2368, Cl. PR, 6.50%, 10/15/31                          1,046,247        1,079,512
Series 2387, Cl. PD, 6%, 4/15/30                                194,660          196,511
Series 2456, Cl. BD, 6%, 3/15/30                                 78,387           78,549
Series 2500, Cl. FD, 4.869%, 3/15/32 1                           87,115           88,074
Series 2526, Cl. FE, 4.769%, 6/15/29 1                          115,553          116,386
Series 2551, Cl. FD, 4.769%, 1/15/33 1                           89,701           90,539
Series 2583, Cl. KA, 5.50%, 3/15/22                             453,262          454,127
-----------------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Pass-Through
Participation Certificates,
Series 151, Cl. F, 9%, 5/15/21                                   75,878           75,762
-----------------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 2195, Cl. LH, 6.50%, 10/15/29                          1,547,983        1,573,498
Series 3017, Cl. CF, 4.669%, 8/15/25 1                          868,463          865,809
-----------------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. B, 13.58%, 7/1/26 6                             307,824           65,587
Series 192, Cl. IO, 15.329%, 2/1/28 6                            78,405           16,027
Series 200, Cl. IO, 13.915%, 1/1/29 6                            93,375           20,299
Series 205, Cl. IO, 11.518%, 9/1/29 6                           419,834           98,689
Series 208, Cl. IO, (16.354)%, 6/1/30 6                         472,869           91,069
Series 2003-118, Cl. S,
20.029%, 12/25/33 6                                           1,799,083          196,534
Series 2074, Cl. S, 7.416%, 7/17/28 6                           104,089            9,939
Series 2079, Cl. S, 7.334%, 7/17/28 6                           164,142           16,214
Series 2526, Cl. SE, 10.353%, 6/15/29 6                         216,034           14,800
Series 2920, Cl. S, 14.191%, 1/15/35 6                        1,909,478           92,305
Series 3000, Cl. SE, 19.592%, 7/15/25 6                       1,965,537           71,833
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 2/1/18-6/1/18                                             2,568,386        2,545,666
5%, 1/1/36 5                                                 15,032,000       14,566,940
5.50%, 3/1/33-1/1/34                                         14,341,274       14,240,585
5.50%, 1/1/21-1/1/36 5                                       49,013,093       48,771,702
6%, 7/1/16-1/1/33                                            10,376,021       10,560,573
6.50%, 5/1/29-10/1/30                                           248,012          255,517
6.50%, 1/1/36 5                                               7,350,000        7,540,644
7%, 11/1/17                                                     721,949          750,653
7.50%, 8/1/25-3/1/33                                          3,209,659        3,370,473
8.50%, 7/1/32                                                    17,921           19,405

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit
Pass-Through Certificates:
Trust 1998-63, Cl. PG, 6%, 3/25/27                        $      14,142   $       14,108
Trust 2001-50, Cl. NE, 6%, 8/25/30                              104,203          104,815
Trust 2001-51, Cl. OD,
6.50%, 10/25/31                                                 762,132          784,955
Trust 2001-70, Cl. LR, 6%, 9/25/30                              125,219          126,419
Trust 2001-72, Cl. NH, 6%, 4/25/30                               74,674           75,253
Trust 2001-74, Cl. PD, 6%, 5/25/30                               30,090           30,166
Trust 2002-77, Cl. WF,
4.77%, 12/18/32 1                                               139,323          140,388
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                         1,265,000        1,274,603
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                           890,000          896,486
Trust 2004-101, Cl. BG, 5%, 1/25/20                             630,000          621,743
Trust 2005-67, Cl. BF,
4.729%, 8/25/35 1                                             1,588,672        1,592,711
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                           480,000          450,840
Trust 2005-100, Cl. BQ,
5.50%, 11/25/25                                                 520,000          512,871
Trust 2005-109, Cl. AH,
5.50%, 12/25/25                                               2,160,000        2,149,399
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates, Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-38, Cl. SO,
8.585%, 4/25/32 6                                               597,505           34,900
Trust 2002-48, Cl. S,
10.408%, 7/25/32 6                                              179,349           15,334
Trust 2002-52, Cl. SL,
10.759%, 9/25/32 6                                              113,104           12,450
Trust 2002-56, Cl. SN,
11.83%, 7/25/32 6                                               246,449           21,135
Trust 2002-77, Cl. IS,
11.079%, 12/18/32 6                                           1,017,971           85,597
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates, Interest-Only Stripped
Mtg.-Backed Security, Trust
2002-28, Cl. SA, 10.896%, 4/25/32 6                             112,560            9,565
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security:
Trust 214, Cl. 2, 13.703%, 3/1/23 6                           1,273,060          294,209
Trust 221, Cl. 2, 9.76%, 5/1/23 6                               140,174           30,582
Trust 240, Cl. 2, 20.285%, 9/1/23 6                             250,162           52,095
Trust 301, Cl. 2, 7.628%, 4/1/29 6                              562,508          122,072
Trust 313, Cl. 2, (12.079)%, 6/1/31 6                           605,902          134,905
Trust 319, Cl. 2, 13.317%, 2/1/32 6                             182,184           41,307
Trust 321, Cl. 2, 13.248%, 3/1/32 6                             814,006          183,716
Trust 324, Cl. 2, 6.975%, 6/1/32 6                            1,409,509          312,154
Trust 329, Cl. 2, 10.882%, 1/1/33 6                           4,044,873          896,438
Trust 333, Cl. 2, 12.952%, 3/1/33 6                           2,086,301          467,503


                     9 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 338, Cl. 2, 10.604%, 6/1/33 6                       $   4,332,765   $      968,258
Trust 346, Cl. 2, 12.156%, 12/1/33 6                          5,189,940        1,150,831
Trust 350, Cl. 2, 12.194%, 2/1/34 6                           2,226,315          493,725
Trust 2001-61, Cl. SH,
21.053%, 11/18/31 6                                             973,287           89,584
Trust 2001-63, Cl. SD,
10.177%, 12/18/31 6                                             215,770           17,915
Trust 2001-68, Cl. SC,
10.741%, 11/25/31 6                                             153,568           14,096
Trust 2001-81, Cl. S,
11.605%, 1/25/32 6                                              193,489           16,847
Trust 2002-9, Cl. MS,
10.333%, 3/25/32 6                                              238,820           20,878
Trust 2002-77, Cl. SH,
12.545%, 12/18/32 6                                             248,285           23,387
Trust 2003-4, Cl. S,
20.563%, 2/25/33 6                                              477,815           50,726
Trust 2005-40, Cl. SA,
13.682%, 5/25/35 6                                            5,583,134          297,482
Trust 2005-40, Cl. SB,
17.295%, 5/25/35 6                                            1,260,731           71,782
Trust 2005-71, Cl. SA,
19.968%, 8/25/25 6                                            1,265,880           75,647
-----------------------------------------------------------------------------------------
First Union National Bank/Lehman
Brothers/Bank of America
Commercial Mtg. Trust, Pass-
Through Certificates, Series
1998-C2, Cl. A2, 6.56%, 11/18/35                                326,040          335,300
-----------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2005-C,
Cl. A2, 4.24%, 3/15/08                                        1,020,000        1,016,450
-----------------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2,
4.433%, 7/10/39                                                 390,000          383,404
Series 2005-C3, Cl. A2,
4.853%, 7/10/45                                                 430,000          427,149
Series 2005-CA, Cl. A3,
4.578%, 6/10/48                                                 220,000          214,139
-----------------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3,
6.869%, 7/15/29                                                 215,353          220,258
Series 1998-C1, Cl. F,
7.097%, 5/15/30 1                                             1,567,000        1,613,902
Series 2004-C3, Cl. A4,
4.547%, 12/10/41                                                360,000          348,695
-----------------------------------------------------------------------------------------
Government National Mortgage Assn.:
4.125%, 11/20/25 1                                               13,375           13,509
7%, 3/15/28-7/15/28                                             667,869          702,103
7.50%, 2/15/27                                                   87,134           91,823
8%, 11/15/25-5/15/26                                            134,933          144,662

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-----------------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-6, Cl. SA,
7.002%, 3/16/28 6                                         $     198,268   $       10,992
Series 1998-19, Cl. SB,
5.943%, 7/16/28 6                                               326,849           31,027
Series 2001-21, Cl. SB,
3.873%, 1/16/27 6                                             1,592,265          109,642
-----------------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2,
4.305%, 8/10/42                                                 500,000          487,191
Series 2005-GG5, Cl. A2,
5.117%, 4/10/37                                                 550,000          551,679
-----------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II,
Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1,
3.659%, 10/10/28                                                402,716          390,282
Series 2004-GG2, Cl. A3,
4.602%, 8/10/38                                                 250,000          246,939
-----------------------------------------------------------------------------------------
JP Morgan Chase Mortgage Trust,
CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1,
6.754%, 9/25/32 1                                             2,751,748        2,802,021
-----------------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2,
4.575%, 7/15/42                                                 160,000          156,834
Series 2005-LDP4, Cl. A2,
4.79%, 10/15/42                                                 670,000          661,472
-----------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust, Commercial Mtg.
Pass-Through Certificates, Series
2005-C5, Cl. A2, 4.885%, 9/15/30                                520,000          516,594
-----------------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                            725,372          729,351
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                         780,000          776,443
-----------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust,
Commercial Mtg. Pass-Through
Certificates:
Series 1996-C1, Cl. F,
7.346%, 2/15/28 1,2                                             162,744          162,487
Series 1997-XL1, Cl. G,
7.695%, 10/3/30                                                 390,000          296,061
-----------------------------------------------------------------------------------------
Nomura Asset Securities Corp.,
Commercial Mtg. Pass-Through
Certificates, Series 1998-D6,
Cl. A1B, 6.59%, 3/15/30                                         420,000          434,343


                     10 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS Continued
-----------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-
Through Certificates, Series
PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                           $     556,000   $      608,266
-----------------------------------------------------------------------------------------
Salomon Brothers Mortgage
Securities VII, Inc., Commercial
Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F,
8.301%, 1/20/28 1,4                                           1,000,000          820,000
-----------------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust, Commercial
Mtg. Obligations:
Series 2005-C17, Cl. A2,
4.782%, 3/15/42                                                 820,000          810,955
Series 2005-C20, Cl. A5,
5.087%, 7/15/42 1                                               520,000          516,590
-----------------------------------------------------------------------------------------
Washington Mutual Mortgage
Securities Corp., CMO
Pass-Through Certificates:
Series 2005-AR5, Cl. A1,
4.681%, 5/25/35 1                                               606,505          606,069
Series 2005-AR8, Cl. 2AB1,
4.629%, 7/25/45 1                                               887,320          887,181
-----------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed
Securities Trust, CMO, Series
2004-DD, Cl. 2A1, 4.522%, 1/25/35 1                             425,472          424,171
                                                                          ---------------
Total Mortgage-Backed Obligations
(Cost $169,696,773)                                                          168,699,825

-----------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--10.1%
-----------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts.,
3.58%, 1/31/07 7                                              3,482,000        3,311,716
-----------------------------------------------------------------------------------------
Federal Home Loan Bank
Unsec. Bonds:
3.50%, 11/15/07                                                 425,000          415,581
Series S906, 3.50%, 8/15/06                                   1,715,000        1,703,395
-----------------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts.:
2.75%, 8/15/06                                                  280,000          276,845
3.625%, 9/15/06 8                                             3,459,000        3,434,676
4.125%, 7/12/10                                               4,376,000        4,271,611
5.50%, 9/15/11 9                                              3,350,000        3,471,669
-----------------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
3.01%, 6/2/06                                                 1,219,000        1,211,189
3.25%, 7/31/06 9                                              1,335,000        1,324,447
4%, 2/28/07                                                     965,000          956,905
4.25%, 7/15/07                                                2,198,000        2,182,427
4.75%, 12/15/10                                               2,245,000        2,247,478
6%, 5/15/11                                                  12,690,000       13,436,794
6.625%, 9/15/09 8                                             2,625,000        2,793,559
7.25%, 1/15/10-5/15/30                                        3,262,000        3,725,740
-----------------------------------------------------------------------------------------
Resolution Funding Corp.
STRIPS, 5.16%, 1/15/21 7,9                                    5,667,000        2,777,907

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS Continued
-----------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                            $     455,000   $      431,853
5.88%, 4/1/36                                                   670,000          764,026
Series A, 6.79%, 5/23/12                                      8,412,000        9,321,489
-----------------------------------------------------------------------------------------
U.S. Treasury Bills, 3.83%, 3/9/06 9                         42,440,000       42,142,368
-----------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.50%, 8/15/28 9,10                                             900,000        1,012,254
6.875%, 8/15/25 9                                             2,000,000        2,576,250
7.25%, 5/15/16 9,11                                           4,454,000        5,470,421
8.875%, 8/15/17 8,9                                           1,419,000        1,972,299
9.25%, 2/15/16 9                                                208,000          288,316
STRIPS, 4.20%, 2/15/11 7                                        900,000          722,406
STRIPS, 4.81%, 2/15/16 7,9                                    4,491,000        2,851,340
-----------------------------------------------------------------------------------------
U.S. Treasury Nts.:
4.875%, 2/15/12 9                                             2,000,000        2,053,986
6.50%, 2/15/10 9                                              3,900,000        4,208,194
                                                                          ---------------

Total U.S. Government Obligations
(Cost $121,454,498)                                                          121,357,141

-----------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--24.5%
-----------------------------------------------------------------------------------------
ARGENTINA--1.2%
Argentina (Republic of) Bonds:
1.20%, 12/31/38 1 [EUR]                                       1,390,000          537,704
1.33%, 12/31/38 1                                             1,485,000          493,763
2%, 9/30/14 4 [ARP]                                           1,802,000          592,939
4.005%, 8/3/12 1                                             11,769,625       10,298,769
5.83%, 12/31/33 4 [ARP]                                       2,416,338          703,501
-----------------------------------------------------------------------------------------
Argentina (Republic of) Unsec.
Unsub. Bonds, 12/15/35 (linked
to Argentina Gross Domestic
Product) 4 [ARP]                                              6,934,172          113,225
-----------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds,
Bonos de Consolidacion de
Deudas, Series PBA1, 4/1/07 3,4 [ARP]                            33,261           14,149
-----------------------------------------------------------------------------------------
Central Bank of Argentina Bonds,
2%, 2/4/18 4 [ARP]                                            2,380,800        1,154,470
                                                                          ---------------
                                                                              13,908,520

-----------------------------------------------------------------------------------------
AUSTRALIA--1.0%
Queensland Treasury Corp. Unsec.
Nts., Series 09G, 6%, 7/14/09 [AUD]                          15,220,000       11,388,060
-----------------------------------------------------------------------------------------
AUSTRIA--1.0%
Austria (Republic of) Nts., 3.80%,
10/20/13 2 [EUR]                                             10,140,000       12,482,751
-----------------------------------------------------------------------------------------
BRAZIL--1.6%
Brazil (Federal Republic of) Bonds:
8%, 1/15/18                                                   6,043,000        6,535,505
8.25%, 1/20/34                                                2,100,000        2,234,400
8.75%, 2/4/25                                                 6,320,000        6,999,400
12.50%, 1/5/16 [BRR]                                          8,340,000        3,575,610
Series 15 yr., 5.25%, 4/15/09 1                                  10,295           10,282
-----------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts.,
7.875%, 3/7/15                                                  130,000          138,775
                                                                          ---------------
                                                                              19,493,972


                     11 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                            $     740,000   $      895,400
8.25%, 1/15/15 2                                                710,000          859,100
                                                                          ---------------
                                                                               1,754,500

-----------------------------------------------------------------------------------------
COLOMBIA--1.0%
Colombia (Republic of) Bonds:
10.75%, 1/15/13                                               1,390,000        1,730,550
12%, 10/22/15 [COP]                                       8,993,000,000        4,656,584
-----------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                 933,000        1,040,295
11.75%, 3/1/10 [COP]                                      2,617,240,000        1,286,654
-----------------------------------------------------------------------------------------
Colombia (Republic of) Unsec.
Bonds, 8.125%, 5/21/24                                        3,375,000        3,661,875
                                                                          ---------------
                                                                              12,375,958

-----------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub.
Bonds, Series REG S, 9.04%, 1/23/18                             425,396          449,325
-----------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub.
Nts., 9.50%, 9/27/11 2                                          838,000          888,280
                                                                          ---------------
                                                                               1,337,605

-----------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds,
7.625%, 9/21/34 2                                               590,000          641,625
-----------------------------------------------------------------------------------------
FRANCE--0.5%
France (Government of)
Obligations Assimilables du Tresor
Bonds, 5.50%, 10/25/10 [EUR]                                  4,260,000        5,588,974
-----------------------------------------------------------------------------------------
GERMANY--1.6%
Germany (Republic of) Bonds:
Series 03, 3.75% 7/4/13 [EUR]                                14,820,000       18,180,454
Series 99, 4%, 7/4/09 [EUR]                                     935,000        1,144,024
                                                                          ---------------
                                                                              19,324,478

-----------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                               250,000          298,750
10.25%, 11/8/11                                                  95,000          113,525
                                                                          ---------------
                                                                                 412,275

-----------------------------------------------------------------------------------------
INDONESIA--0.2%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                120,000          120,000
7.25%, 4/20/15 2                                                200,000          206,250
-----------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec.
Nts., 8.50%, 10/12/35 4                                       2,370,000        2,579,271
                                                                          ---------------
                                                                               2,905,521

-----------------------------------------------------------------------------------------
ISRAEL--0.3%
Israel (State of) Bonds,
Series 2682, 7.50%, 3/31/14 [ILS]                            16,093,000        3,788,455

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
ITALY--0.4%
Italy (Republic of) Treasury Bonds,
Buoni del Tesoro Poliennali,
4.25%, 2/1/19 [EUR]                                           3,800,000   $    4,799,318
-----------------------------------------------------------------------------------------
JAPAN--4.6%
Japan (Government of) Bonds:
2 yr., Series 237, 0.20%,
10/15/07 [JPY]                                            4,154,000,000       35,204,124
10 yr., Series 239, 1.40%, 6/20/12 [JPY]                  1,062,000,000        9,178,486
20 yr., Series 81, 2%, 9/20/25 [JPY]                      1,223,000,000       10,414,192
                                                                          ---------------
                                                                              54,796,802

-----------------------------------------------------------------------------------------
MALAYSIA--0.3%
Johor Corp. Malaysia
(Government of) Bonds,
Series P3, 1%, 7/31/12 4 [MYR]                                7,980,000        2,290,859
-----------------------------------------------------------------------------------------
Malaysia (Government of) Bonds,
Series 2/05, 4.72%, 9/30/15 [MYR]                             3,490,000          960,800
                                                                          ---------------
                                                                               3,251,659

-----------------------------------------------------------------------------------------
MEXICO--1.5%
United Mexican States Bonds:
7.50%, 4/8/33                                                   863,000        1,023,950
8.30%, 8/15/31                                                  400,000          515,000
Series B1, 8.99%, 4/12/06 7 [MXN]                             7,940,000          728,098
Series M10, 10.50%, 7/14/11 1 [MXN]                          55,490,000        5,985,869
Series M20, 8%, 12/7/23 1 [MXN]                              20,056,000        1,782,301
Series M20, 10%, 12/5/24 1 [MXN]                             14,345,000        1,528,241
Series MI10, 8%, 12/19/13 [MXN]                              16,100,000        1,494,162
Series MI10, 9.50%, 12/18/14 1 [MXN]                         20,590,800        2,088,220
-----------------------------------------------------------------------------------------
United Mexican States Nts.,
7.50%, 1/14/12                                                1,132,000        1,265,010
-----------------------------------------------------------------------------------------
United Mexican States Unsec.
Unsub. Nts., Series 6 BR,
6.75%, 6/6/06 [JPY]                                         135,000,000        1,175,033
                                                                          ---------------
                                                                              17,585,884

-----------------------------------------------------------------------------------------
NEW ZEALAND--0.9%
New Zealand (Government of)
Bonds, Series 70B, 6%, 7/15/08 [NZD]                         15,210,000       10,397,940
-----------------------------------------------------------------------------------------
NIGERIA--0.1%
Central Bank of Nigeria Gtd.
Bonds, Series WW, 6.25%, 11/15/20                               960,000          964,800
-----------------------------------------------------------------------------------------
Nigeria (Federal Republic of)
Promissory Nts., Series RC,
5.092%, 1/5/10                                                  194,562          180,067
                                                                          ---------------
                                                                               1,144,867

-----------------------------------------------------------------------------------------
PANAMA--0.7%
Panama (Republic of) Bonds:
8.125%, 4/28/34                                               6,635,000        7,431,200
9.375%, 4/1/29                                                  655,000          826,938
                                                                          ---------------
                                                                               8,258,138


                     12 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
PERU--1.3%
Peru (Republic of) Bonds:
7.35%, 7/21/25                                            $     820,000   $      811,800
7.84%, 8/12/20 [PEN]                                         19,410,000        5,450,812
8.375%, 5/3/16                                                  290,000          319,725
9.91%, 5/5/15 [PEN]                                           6,840,000        2,247,116
Series 2, 9%, 1/31/12 [PEN]                                   1,340,000          425,617
Series 7, 8.60%, 8/12/17 [PEN]                                3,450,000        1,034,849
Series 8-1, 12.25%, 8/10/11 [PEN]                             1,427,000          514,739
-----------------------------------------------------------------------------------------
Peru (Republic of) Past Due
Interest Bonds, Series 20 yr.,
5%, 3/7/17 1                                                  1,427,620        1,352,670
-----------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts.,
4.53%, 2/28/16 7                                              1,297,529          773,781
-----------------------------------------------------------------------------------------
Peru (Republic of) Unsec. Unsub.
Bonds, 8.75%, 11/21/33                                        2,680,000        3,028,400
                                                                          ---------------
                                                                              15,959,509

-----------------------------------------------------------------------------------------
PHILIPPINES--0.2%
Philippines (Republic of) Bonds:
8%, 1/15/16                                                     700,000          735,000
8.375%, 2/15/11                                                 438,000          473,151
9.50%, 2/2/30                                                   809,000          952,598
-----------------------------------------------------------------------------------------
Philippines (Republic of) Nts.,
8.25%, 1/15/14                                                  441,000          471,319
                                                                          ---------------
                                                                               2,632,068

-----------------------------------------------------------------------------------------
POLAND--0.1%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                             4,640,000        1,421,097
Series WS0922, 5.75%, 9/23/22 [PLZ]                           1,000,000          324,839
                                                                          ---------------
                                                                               1,745,936

-----------------------------------------------------------------------------------------
RUSSIA--0.5%
Aries Vermoegensverwaltungs
GmbH Unsub. Nts.:
Series B, 7.75%, 10/25/09 2 [EUR]                               700,000          949,658
Series C, 9.60%, 10/25/14                                       810,000        1,046,875
Ministry Finance of Russia Debs.,
Series VII, 3%, 5/14/11                                       1,170,000        1,043,535
-----------------------------------------------------------------------------------------
Russian Federation Ministry of
Finance Unsec. Debs., Series V,
3%, 5/14/08                                                   3,277,000        3,107,514
                                                                          ---------------
                                                                               6,147,582

-----------------------------------------------------------------------------------------

SOUTH AFRICA--0.7%
South Africa (Republic of) Bonds:
Series 153, 13%, 8/31/10 [ZAR]                               13,100,000        2,527,939
Series R157, 13.50%, 9/15/15 [ZAR]                            6,355,000        1,417,683
Series R186, 10.50%, 12/21/26 [ZAR]                          17,528,000        3,791,047
Series R203, 8.25%, 9/15/17 [ZAR]                             3,000,000          503,970
Series R204, 8%, 12/21/18 [ZAR]                               3,175,000          526,146
                                                                          ---------------
                                                                               8,766,785

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
SPAIN--0.5%
Spain (Kingdom of) Bonds:
Bonos y Obligacion del Estado,
5.35%, 10/31/11 [EUR]                                         3,216,000   $    4,251,557
Bonos y Obligacion del Estado,
5.75%, 7/30/32 [EUR]                                            903,000        1,458,958
                                                                          ---------------
                                                                               5,710,515

-----------------------------------------------------------------------------------------
THE NETHERLANDS--0.1%
Netherlands (Kingdom of the)
Bonds, 5.50%, 1/15/28 [EUR]                                     740,000        1,133,650
-----------------------------------------------------------------------------------------
TURKEY--0.6%
Turkey (Republic of) Bonds,
8%, 2/14/34                                                     955,000        1,056,469
-----------------------------------------------------------------------------------------
Turkey (Republic of) Nts.,
7.25%, 3/15/15                                                5,901,000        6,240,308
                                                                          ---------------
                                                                               7,296,777

-----------------------------------------------------------------------------------------
UNITED KINGDOM--2.3%
United Kingdom Treasury Nts.,
4%, 3/7/09 [GBP]                                             16,185,000       27,692,966
-----------------------------------------------------------------------------------------
URUGUAY--0.1%
Uruguay (Republic of) Unsec.
Bonds, 8%, 11/18/22                                           1,545,000        1,587,488
-----------------------------------------------------------------------------------------
VENEZUELA--0.8%
Venezuela (Republic of) Bonds:
9.25%, 9/15/27                                                5,965,000        7,083,438
13.625%, 8/15/18                                                500,000          728,750
-----------------------------------------------------------------------------------------
Venezuela (Republic of) Nts.,
7%, 3/16/15 [EUR]                                             1,097,000        1,373,409
                                                                          ---------------
                                                                               9,185,597
                                                                          ---------------

Total Foreign Government
Obligations (Cost $289,884,310)                                              293,496,175

-----------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.2%
-----------------------------------------------------------------------------------------
Algeria (Republic of) Loan
Participation Nts., 4.809%, 3/4/10 1,4                          349,500          347,753
-----------------------------------------------------------------------------------------
Deutsche Bank AG, Indonesia
(Republic of) Rupiah Loan
Participation Nts., 3.938%, 1/25/06 1                         1,490,000        1,478,825
                                                                          ---------------

Total Loan Participations
(Cost $1,813,488)                                                              1,826,578

-----------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--26.9%
-----------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.9%
-----------------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Collins & Aikman
Floorcoverings, Inc., 9.75%
Sr. Sub. Nts., Series B, 2/15/10                                200,000          177,000
-----------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                               200,000          172,000


                     13 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
AUTO COMPONENTS Continued
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                        $     200,000   $      166,000
9% Sr. Unsec. Sub. Nts.,
Series D, 5/1/09                                                500,000          285,000
-----------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts.,
9/1/13 3                                                         60,000           45,900
-----------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                            825,000          808,500
9% Sr. Nts., 7/1/15 2                                         1,045,000        1,034,550
-----------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts.,
5/1/12                                                          500,000          511,250
-----------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                           900,000          855,000
10.25% Sr. Sec. Nts., Series B, 7/15/13                         150,000          164,625
-----------------------------------------------------------------------------------------
United Components, Inc., 9.375%
Sr. Sub. Nts., 6/15/13                                          200,000          200,000
-----------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                     425,000          330,438
8.25% Sr. Unsec. Nts., 8/1/10                                   100,000           85,500
                                                                          ---------------
                                                                               4,835,763

-----------------------------------------------------------------------------------------
AUTOMOBILES--0.7%
Ford Motor Co., 7.45% Bonds,
7/16/31                                                         800,000          548,000
-----------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                          1,700,000        1,492,576
5.80% Sr. Unsec. Nts., 1/12/09                                  300,000          261,875
7.25% Nts., 10/25/11                                            400,000          345,933
7.375% Nts., 10/28/09                                           900,000          798,834
-----------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                             300,000          267,212
5.85% Sr. Unsec. Unsub. Nts.,
1/14/09                                                         900,000          805,702
6.875% Nts., 9/15/11                                            300,000          273,896
7.25% Nts., 3/2/11                                              400,000          368,038
8% Bonds, 11/1/31                                             1,200,000        1,152,503
-----------------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr.
Unsec. Debs., 7/15/33                                           400,000          266,000
-----------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 2                                     1,160,000        1,187,550
10.50% Sr. Sub. Nts., 1/1/16 2                                  435,000          450,225
                                                                          ---------------
                                                                               8,218,344

-----------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc.,
12% Sr. Sub. Nts., 12/15/13 2                                   580,000          583,853
-----------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Alderwoods Group, Inc.,
7.75% Sr. Nts., 9/15/12                                         650,000          676,000
-----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.3%
Apcoa, Inc., 9.25% Sr. Unsec.
Sub. Nts., 3/15/08 4                                            100,000           98,500


                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Aztar Corp., 9% Sr. Unsec. Sub.
Nts., 8/15/11                                             $     850,000   $      904,188
-----------------------------------------------------------------------------------------
Boyd Gaming Corp.,
8.75% Sr. Sub. Nts., 4/15/12                                    500,000          538,750
-----------------------------------------------------------------------------------------
CCM Merger, Inc.,
8% Unsec. Nts., 8/1/13 2                                      1,040,000        1,003,600
-----------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec.
Sub. Nts., 7/1/11                                               547,000          574,350
-----------------------------------------------------------------------------------------
Gaylord Entertainment Co.,
8% Sr. Nts., 11/15/13                                           400,000          421,000
-----------------------------------------------------------------------------------------
Greektown Holdings, Inc.,
10.75% Sr. Nts., 12/1/13 2                                      835,000          832,913
-----------------------------------------------------------------------------------------
Intrawest Corp.,
7.50% Sr. Unsec. Nts., 10/15/13 4                               625,000          635,938
-----------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                               2,100,000        2,058,000
9% Sr. Sub. Nts., 3/15/12                                       500,000          531,250
-----------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75%
Sr. Sub. Nts., 10/1/15 2                                        490,000          478,975
-----------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25%
Sr. Unsec. Sub. Nts., Series B, 8/1/07                          650,000          696,313
-----------------------------------------------------------------------------------------
MGM Mirage, Inc.:
8.375% Sr. Unsec. Sub. Nts., 2/1/11                           1,800,000        1,935,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                              350,000          370,563
-----------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                            225,000          222,188
6.375% Sr. Sub. Nts., 7/15/09                                   250,000          252,813
6.875% Sr. Unsec. Sub. Nts., 2/15/15                            515,000          521,438
8% Sr. Sub. Nts., 4/1/12                                      1,000,000        1,057,500
-----------------------------------------------------------------------------------------
NCL Corp.,
10.625% Sr. Unsub. Nts., 7/15/14                                300,000          311,250
-----------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                   200,000          216,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07 4                          800,000          835,000
-----------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                              230,000          227,125
6.875% Sr. Sub. Nts., 12/1/11                                   500,000          507,500
-----------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc.,
8.25% Sr. Unsec. Sub. Nts., 3/15/12                           1,800,000        1,869,750
-----------------------------------------------------------------------------------------
Premier Cruise Ltd.,
11% Sr. Nts., 3/15/08 2,3                                       250,000               --
-----------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                  874,000          856,520
9.625% Sr. Nts., 6/1/14                                          19,000           18,573
9.75% Sr. Nts., 4/15/13                                         700,000          690,375
-----------------------------------------------------------------------------------------
Starwood Hotels & Resorts
Worldwide, Inc.,
7.875% Sr. Nts., 5/1/12                                         835,000          924,763
-----------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                            2,203,000        2,236,045
6.875% Sr. Unsec. Sub. Nts., 3/1/16                             235,000          241,463
-----------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc.,
8.50% Sec. Nts., 6/1/15 12                                    2,650,000        2,597,000


                     14 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Universal City Development
Partners Ltd., 11.75% Sr. Nts., 4/1/10                    $     500,000   $      563,125
-----------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub.
Nts., 2/15/14                                                   600,000          603,000
-----------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn
Las Vegas Capital Corp.,
6.625% Nts., 12/1/14                                          2,274,000        2,222,835
                                                                          ---------------
                                                                              28,053,603

-----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
Beazer Homes USA, Inc., 8.375%
Sr. Nts., 4/15/12                                               400,000          418,000
-----------------------------------------------------------------------------------------
D.R. Horton, Inc.:
9.375% Sr. Unsec. Sub. Nts., 3/15/11                            400,000          422,864
9.75% Sr. Sub. Nts., 9/15/10                                    400,000          454,201
-----------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
7.75% Sr. Unsec. Sub. Nts., 5/15/13                             300,000          297,635
-----------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                  250,000          266,793
9.50% Sr. Unsec. Sub. Nts., 2/15/11                             400,000          422,768
-----------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25%
Sr. Unsec. Nts., 3/15/15                                        320,000          292,800
-----------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25%
Sr. Sub. Nts., 6/15/14                                          450,000          465,750
-----------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25%
Sr. Sub. Nts., 4/15/12                                          200,000          206,750
-----------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125%
Sr. Sub. Nts., 5/1/12                                           300,000          300,000
-----------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75%
Sr. Nts., 4/1/13                                                400,000          415,000
                                                                          ---------------
                                                                               3,962,561

-----------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75%
Sr. Unsec. Nts., 2/1/13                                         225,000          226,688
-----------------------------------------------------------------------------------------
Rexnord Corp., 10.125%
Sr. Unsec. Sub. Nts., 12/15/12                                  350,000          378,000
                                                                          ---------------
                                                                                 604,688

-----------------------------------------------------------------------------------------
MEDIA--3.1%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09 3                                350,000          194,250
10.25% Sr. Unsec. Sub. Nts., 6/15/11 3                          200,000          121,000
10.875% Sr. Unsec. Nts., 10/1/10 3                              400,000          226,000
-----------------------------------------------------------------------------------------
Allbritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/12                            700,000          707,000
-----------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                 650,000          591,500
9.50% Sr. Unsec. Sub. Nts., 2/1/11                              360,000          355,950
-----------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                            150,000          128,250
10.25% Sr. Unsec. Sub. Nts.,
Series B, 5/1/09                                                700,000          642,250


                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
MEDIA Continued
Block Communications, Inc.,
8.25% Sr. Nts., 12/15/15 2                                $     405,000   $      402,975
-----------------------------------------------------------------------------------------
Cablevision Systems Corp.,
New York Group, 8% Sr. Unsec. Nts.,
Series B, 4/15/12                                               700,000          658,000
-----------------------------------------------------------------------------------------
Carmike Cinemas, Inc.,
7.50% Sr. Sub. Nts., 2/15/14                                    500,000          470,625
-----------------------------------------------------------------------------------------
Charter Communications
Holdings I LLC, 0%/11.75% Sr.
Unsec. Unsub. Nts., 5/15/14 2,13                                875,000          490,000
-----------------------------------------------------------------------------------------
Charter Communications
Holdings II LLC, 10.25% Sr. Unsec.
Nts., 9/15/10                                                   500,000          500,000
-----------------------------------------------------------------------------------------
Charter Communications Holdings
LLC/Charter Communications
Holdings Capital Corp., 8.375% Sr.
Nts., Second Lien, 4/30/14 2                                  3,703,000        3,703,000
-----------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec.
Sub. Nts., 2/1/13                                               400,000          425,000
-----------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr.
Unsec. Disc. Nts., 3/15/14 13                                   500,000          372,500
-----------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75%
Sr. Sub. Nts., 3/1/12                                           300,000          326,250
-----------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                300,000          286,500
7.625% Sr. Unsec. Unsub. Nts.,
Series B, 4/1/11                                              1,106,000        1,106,000
-----------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media
East Finance Co., 9.875%
Sr. Unsec. Nts., 11/15/09                                       200,000          217,250
-----------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media
West Finance Co.:
8.50% Sr. Nts., 8/15/10                                         300,000          315,750
9.875% Sr. Sub. Nts., 8/15/13                                   586,000          653,390
-----------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 13                            300,000          240,000
0%/9% Unsec. Disc. Nts., 11/15/13 13                            400,000          320,000
8% Unsec. Nts., 11/15/13                                      4,775,000        4,894,375
-----------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                 927,000          893,396
9.125% Sr. Nts., 1/15/09                                        936,000          981,630
-----------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr.
Unsec. Sub. Nts., 5/15/12                                       600,000          599,250
-----------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%
Sr. Sec. Nts., 12/1/10                                          619,000          572,575
-----------------------------------------------------------------------------------------
Lamar Media Corp., 6.625% Sr.
Unsec. Sub. Nts., 8/15/15                                       960,000          968,400
-----------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub.
Nts., 5/15/13                                                   550,000          530,063
-----------------------------------------------------------------------------------------
LodgeNet Entertainment Corp.,
9.50% Sr. Sub. Debs., 6/15/13                                   200,000          218,500
-----------------------------------------------------------------------------------------
Mediacom Broadband LLC,
8.50% Sr. Nts., 10/15/15 2                                      280,000          260,750


                     15 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
MEDIA Continued
Mediacom LLC/Mediacom Capital
Corp., 9.50% Sr. Unsec. Nts., 1/15/13                     $     969,000   $      950,831
-----------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                    800,000          742,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                            700,000          672,875
-----------------------------------------------------------------------------------------
News America Holdings, Inc.,
8.875% Sr. Debs., 4/26/23                                       625,000          779,367
-----------------------------------------------------------------------------------------
Paxson Communications Corp.,
10.777% Sr. Sec. Nts., 1/15/13 1,2                              875,000          845,469
-----------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                            900,000          766,125
8.875% Sr. Unsec. Nts., 5/15/11                                 319,000          295,873
-----------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875%
Sr. Nts., 1/15/13                                             1,000,000          926,250
-----------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I,
10.875% Sr. Sub. Nts., 12/15/12 2                               400,000          453,000
-----------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec.
Sub. Nts., Series B, 7/1/11                                     600,000          636,000
-----------------------------------------------------------------------------------------
Rainbow National Services LLC,
8.75% Sr. Nts., 9/1/12 2                                        900,000          963,000
-----------------------------------------------------------------------------------------
Shaw Communications, Inc.,
8.54% Debs., 9/30/27 [CAD]                                      340,000          314,372
-----------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                              2,775,000        2,872,125
8.75% Sr. Sub. Nts., 12/15/11                                   300,000          317,250
-----------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                     700,000          728,875
10.875% Sr. Unsec. Nts.,
Series B, 6/15/09                                               300,000          297,000
-----------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50%
Sr. Disc. Nts., 12/15/14 13                                   1,757,000        1,238,685
                                                                          ---------------
                                                                              37,171,476

-----------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 2                                       2,320,000        2,383,800
10.375% Sr. Sub. Nts., 10/15/15 2                             1,060,000        1,082,525
-----------------------------------------------------------------------------------------
Saks, Inc., 8.25%
Sr. Unsec. Nts., 11/15/08                                       520,000          543,400
                                                                          ---------------
                                                                               4,009,725

-----------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Asbury Automotive Group,
Inc., 9% Sr. Sub. Nts., 6/15/12                                 300,000          301,500
-----------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC,
9.375% Sr. Unsec. Sub. Nts., 1/15/14                            250,000          224,375
-----------------------------------------------------------------------------------------
AutoNation, Inc.,
9% Sr. Unsec. Nts., 8/1/08                                      500,000          539,375
-----------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr.
Unsec. Sub. Nts., 10/15/14                                      950,000          890,625

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts., 11/1/11                             $     200,000   $      217,500
-----------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr.
Unsec. Sub. Nts., Series B, 5/1/10                              150,000          144,000
                                                                          ---------------
                                                                               2,317,375

-----------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.4%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                       1,067,000        1,144,358
-----------------------------------------------------------------------------------------
Levi Strauss & Co.:
8.804% Sr. Unsec. Unsub. Nts., 4/1/12 1                         940,000          951,750
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                         1,059,000        1,106,655
-----------------------------------------------------------------------------------------
Oxford Industries, Inc.,
8.875% Sr. Nts., 6/1/11 4                                       250,000          255,938
-----------------------------------------------------------------------------------------
Quiksilver, Inc.,
6.875% Sr. Nts., 4/15/15 2                                      610,000          590,175
-----------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                           200,000          203,750
                                                                          ---------------
                                                                               4,252,626

-----------------------------------------------------------------------------------------
CONSUMER STAPLES--0.6%
-----------------------------------------------------------------------------------------
BEVERAGES--0.0%
Constellation Brands, Inc., 8.125%
Sr. Sub. Nts., 1/15/12                                          300,000          313,500
-----------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.1%
Jean Coutu Group (PJC), Inc.
(The), 8.50% Sr. Sub. Nts., 8/1/14                              600,000          552,000
-----------------------------------------------------------------------------------------
Real Time Data Co.,
11% Disc. Nts., 5/31/09 3,4                                     142,981               --
-----------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                    450,000          460,125
9.50% Sr. Sec. Nts., 2/15/11                                    200,000          212,000
                                                                          ---------------
                                                                               1,224,125

-----------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
American Seafoods Group LLC,
10.125% Sr. Sub. Nts., 4/15/10                                  200,000          210,750
-----------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                             180,000          176,400
8.625% Sr. Sub. Nts., 12/15/12                                  400,000          427,000
-----------------------------------------------------------------------------------------
Doane Pet Care Co.:
10.625% Sr. Sub. Nts., 11/15/15 2                               610,000          638,975
10.75% Sr. Nts., 3/1/10                                         610,000          666,425
-----------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                         306,000          315,180
8.875% Sr. Unsec. Nts., 3/15/11                                  71,000           73,130
-----------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25%
Sr. Unsec. Sub. Nts., 10/1/11                                   200,000          197,000
-----------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.625%
Sr. Unsec. Sub. Nts., 2/15/08                                   400,000          415,000
-----------------------------------------------------------------------------------------
United Biscuits Finance plc,
10.75% Sr. Sub. Nts., 4/15/11 [GBP]                             400,000          731,208
                                                                          ---------------
                                                                               3,851,068


                     16 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Church & Dwight Co., Inc.,
6% Sr. Unsec. Sub. Nts., 12/15/12                         $     350,000   $      346,500
-----------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                        500,000          535,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11                             800,000          842,000
                                                                          ---------------
                                                                               1,723,500

-----------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
Elizabeth Arden, Inc.,
7.75% Sr. Unsec. Sub. Nts., 1/15/14                             175,000          177,625
-----------------------------------------------------------------------------------------
ENERGY--3.5%
-----------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Dresser, Inc.,
9.375% Sr. Sub. Nts., 4/15/11                                   300,000          317,250
-----------------------------------------------------------------------------------------
Hanover Compressor Co.,
8.625% Sr. Unsec. Sub. Nts., 12/15/10                           300,000          318,750
-----------------------------------------------------------------------------------------
Hanover Equipment Trust,
8.50% Sr. Sec. Nts., Series A, 9/1/08                           221,000          230,116
-----------------------------------------------------------------------------------------
Petroleum Helicopters, Inc.,
9.375% Sr. Nts., 5/1/09                                         200,000          211,750
-----------------------------------------------------------------------------------------
Universal Compression, Inc.,
7.25% Sr. Unsec. Sub. Nts., 5/15/10                             400,000          408,000
                                                                          ---------------
                                                                               1,485,866

-----------------------------------------------------------------------------------------
OIL & GAS--3.4%
Arch Western Finance LLC, 6.75%
Sr. Nts., 7/1/13                                                700,000          716,625
-----------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%
Sr. Nts., 12/15/15 2                                            290,000          293,988
-----------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                 250,000          251,250
6.875% Sr. Unsec. Nts., 1/15/16                               1,322,000        1,361,660
-----------------------------------------------------------------------------------------
Clayton Williams Energy, Inc.,
7.75% Sr. Unsec. Nts., 8/1/13                                   175,000          168,875
-----------------------------------------------------------------------------------------
Compton Petroleum Corp.,
7.625% Sr. Nts., 12/1/13 2                                      385,000          395,588
-----------------------------------------------------------------------------------------
Delta Petroleum Corp.,
7% Sr. Unsec. Nts., 4/1/15                                      140,000          129,850
-----------------------------------------------------------------------------------------
El Paso Corp.,
7.875% Sr. Unsec. Nts., 6/15/12                               2,784,000        2,881,440
-----------------------------------------------------------------------------------------
El Paso Energy Corp.,
7.625% Nts., 7/15/11                                            200,000          204,500
-----------------------------------------------------------------------------------------
El Paso Production Holding Co.,
7.75% Sr. Unsec. Nts., 6/1/13                                 1,319,000        1,375,058
-----------------------------------------------------------------------------------------
Forest Oil Corp.,
7.75% Sr. Nts., 5/1/14                                          300,000          312,750
-----------------------------------------------------------------------------------------
Foundation PA Coal Co.,
7.25% Sr. Unsec. Nts., 8/1/14                                   550,000          571,313
-----------------------------------------------------------------------------------------
Frontier Oil Corp.,
6.625% Sr. Unsec. Nts., 10/1/11                                 200,000          205,000

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
OIL & GAS Continued
Gazprom International SA,
7.201% Sr. Unsec. Bonds, 2/1/20                           $   9,074,000   $    9,701,059
-----------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                       200,000          204,250
6.875% Sr. Nts., 12/15/13 2                                     285,000          288,919
-----------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                             600,000          613,500
8.375% Sr. Sub. Nts., 8/15/12                                   500,000          537,500
-----------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific
Energy Finance Corp.,
6.25% Sr. Nts., 9/15/15 2                                       100,000           99,000
-----------------------------------------------------------------------------------------
Peabody Energy Corp.,
6.875% Sr. Unsec. Nts.,
Series B, 3/15/13                                               700,000          731,500
-----------------------------------------------------------------------------------------
Pemex Project Funding
Master Trust:
7.375% Unsec. Unsub. Nts., 12/15/14                             740,000          823,990
8.50% Unsub. Nts., 2/15/08                                      420,000          447,825
9.125% Unsec. Unsub. Nts., 10/13/10                             610,000          703,635
-----------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman
SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 2                       3,960,000        3,926,958
-----------------------------------------------------------------------------------------
Plains Exploration & Production Co.,
7.125% Sr. Nts., 6/15/14                                        300,000          312,000
-----------------------------------------------------------------------------------------
Premcor Refining Group, Inc.,
9.50% Sr. Nts., 2/1/13                                          835,000          931,170
-----------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                   230,000          226,550
7.375% Sr. Sub. Nts., 7/15/13                                   200,000          208,000
-----------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                             500,000          515,453
8% Sr. Unsub. Nts., 3/1/32                                      300,000          330,454
-----------------------------------------------------------------------------------------
Stone Energy Corp., 6.75% Sr.
Unsec. Sub. Nts., 12/15/14                                    1,020,000          971,550
-----------------------------------------------------------------------------------------
Targa Resources, Inc.,
8.50% Sr. Nts., 11/1/13 2                                       525,000          540,750
-----------------------------------------------------------------------------------------
Tengizchevroil LLP,
6.124% Nts., 11/15/14 2                                       2,123,000        2,169,706
-----------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co.,
7.50% Bonds, 4/1/17                                           1,567,000        1,685,796
-----------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 2                                       405,000          409,050
6.625% Sr. Nts., 11/1/15 2                                      405,000          411,075
-----------------------------------------------------------------------------------------
Titan Petrochemicals Group Ltd.,
8.50% Sr. Unsec. Nts., 3/18/12 2                                846,000          816,390
-----------------------------------------------------------------------------------------
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts., 5/1/12                                     500,000          508,750
-----------------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                             500,000          521,875
7.625% Nts., 7/15/19                                            928,000          999,920
8.75% Unsec. Nts., 3/15/32                                    1,619,000        1,886,135
                                                                          ---------------
                                                                              40,390,657


                     17 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
FINANCIALS--2.0%
-----------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
Berry Plastics Corp., 10.75%
Sr. Sub. Nts., 7/15/12                                   $      750,000   $      810,000
-----------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Nts., 9/15/13 2                                      646,000          657,305
8% Sr. Nts., 6/15/11 2                                          410,000          428,450
                                                                          ---------------
                                                                               1,895,755

-----------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.2%
Banco BMG SA,
9.15% Nts., 1/15/16 4                                         2,310,000        2,277,660
-----------------------------------------------------------------------------------------
Bank Plus Corp.,
12% Sr. Nts., 7/18/07 4                                           7,000            7,753
-----------------------------------------------------------------------------------------
Bankunited Capital Trust,
10.25% Capital Securities, 12/31/26 4                           100,000          109,250
-----------------------------------------------------------------------------------------
Credit Suisse First Boston
International, Export-Import Bank
of Ukraine Loan Participation Nts.,
6.80% 10/4/12                                                   450,000          443,581
-----------------------------------------------------------------------------------------
Dresdner Bank AG (Ukreximbank),
8.75% Bonds, 2/10/10                                            760,000          789,450
-----------------------------------------------------------------------------------------
HSBC Bank plc:
9.75% Sr. Unsec. Nts., 7/8/09 7                               1,960,000        1,473,998
11.60% Sr. Unsec. Nts., 1/12/10 7                             2,510,000        1,653,764
12.28% Sr. Unsec. Nts., 3/9/09 7                              1,960,000        1,365,846
-----------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                     920,000          367,374
8.81% Nts., 1/25/12 1 [COP]                               1,148,642,859          534,518
-----------------------------------------------------------------------------------------
Ongko International Finance Co.
BV, 10.50% Sec. Nts., 3/29/10 3,4                                90,000               --
-----------------------------------------------------------------------------------------
UBS Luxembourg SA,
6.23% Sub. Nts., 2/11/15 1                                    2,500,000        2,526,400
-----------------------------------------------------------------------------------------
VTB Capital SA,
6.25% Bonds, 7/2/35 2                                         1,870,000        1,907,400
-----------------------------------------------------------------------------------------
Western Financial Bank,
9.625% Unsec. Sub. Debs., 5/15/12                               500,000          562,500
                                                                          ---------------
                                                                              14,019,494

-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.4%
Affinia Group, Inc.,
9% Sr. Unsec. Sub. Nts., 11/30/14                               200,000          159,000
-----------------------------------------------------------------------------------------
Argentine Beverages Financial Trust,
7.375% Bonds, 3/22/12 4                                         490,000          494,900
-----------------------------------------------------------------------------------------
Cloverie plc, 8.741% Sec. Nts.,
Series 2005-93, 12/20/10 1,4                                  1,100,000        1,100,000
-----------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal
US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts.,
Series B, 10/1/14 13                                            570,000          417,525
9.625% Sr. Sub. Nts., 6/15/14                                   813,000          908,528

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Global Cash Access LLC/Global
Cash Finance Corp.,
8.75% Sr. Sub. Nts., 3/15/12                             $      179,000   $      191,306
-----------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec.
Sub. Nts., 4/1/15                                               330,000          275,550
-----------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                      1,510,000        1,502,450
-----------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                  130,000          127,725
9% Sr. Unsec. Nts., 5/1/10 1                                    130,000          131,300
                                                                          ---------------
                                                                               5,308,284

-----------------------------------------------------------------------------------------
REAL ESTATE--0.3%
American Casino & Entertainment
Properties LLC,
7.85% Sr. Sec. Nts., 2/1/12                                     500,000          515,000
-----------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                          425,000          467,500
-----------------------------------------------------------------------------------------
HMH Properties, Inc.,
7.875% Sr. Nts., Series B, 8/1/08                                89,000           90,446
-----------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts.,
Series O, 3/15/15                                               530,000          531,325
-----------------------------------------------------------------------------------------
MeriStar Hospitality Corp.,
9.125% Sr. Unsec. Nts., 1/15/11                                 946,000        1,035,870
-----------------------------------------------------------------------------------------
Trustreet Properties, Inc.,
7.50% Sr. Unsec. Nts., 4/1/15                                   595,000          597,975
                                                                          ---------------
                                                                               3,238,116

-----------------------------------------------------------------------------------------
HEALTH CARE--1.7%
-----------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.1%
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts., 2/15/12                                    350,000          357,000
-----------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.,
8.125% Sr. Sub. Nts., 6/15/12 4                                 300,000          316,500
-----------------------------------------------------------------------------------------
Universal Hospital Services, Inc.,
10.125% Sr. Unsec. Nts., 11/1/11                                300,000          312,000
                                                                          ---------------
                                                                                 985,500

-----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.6%
AmeriPath, Inc.,
10.50% Sr. Unsec. Sub. Nts., 4/1/13                             300,000          319,500
-----------------------------------------------------------------------------------------
Beverly Enterprises, Inc.,
7.875% Sr. Sub. Nts., 6/15/14                                   300,000          322,500
-----------------------------------------------------------------------------------------
Community Health Systems, Inc.,
6.50% Sr. Unsec. Sub. Nts., 12/15/12                            400,000          391,500
-----------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                 465,000          475,463
7.25% Sr. Unsec. Sub. Nts., 3/15/15                           1,075,000        1,093,813
-----------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                    300,000          294,750
9.50% Sr. Unsec. Sub. Nts., 7/1/10                              300,000          319,875
-----------------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust II, 7.875% Nts., 2/1/08                                   900,000          931,500


                     18 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
Fresenius Medical Care Capital
Trust III, 7.375% Nts., 2/1/08 [DEM]                             25,000   $       16,079
-----------------------------------------------------------------------------------------
Fresenius Medical Care Capital
Trust IV, 7.875% Trust Preferred
Nts., 6/15/11                                                   600,000          642,000
-----------------------------------------------------------------------------------------
Genesis HealthCare Corp.,
8% Sr. Sub. Nts., 10/15/13                                      200,000          211,500
-----------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                1,219,000        1,231,181
6.375% Nts., 1/15/15                                          1,871,000        1,900,625
8.75% Sr. Nts., 9/1/10                                          200,000          222,199
-----------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                           2,017,000        2,057,340
10.75% Sr. Unsec. Sub. Nts., 10/1/08                             19,000           19,095
-----------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec.
Sub. Nts., Series B, 8/15/12                                    600,000          582,000
-----------------------------------------------------------------------------------------
NDCHealth Corp.,
10.50% Sr. Unsec. Sub. Nts., 12/1/12                            250,000          286,875
-----------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                   230,000          233,738
6.875% Sr. Sub. Nts., 12/15/15                                  285,000          290,700
-----------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.,
10.75% Sr. Unsec. Unsub. Nts., 6/1/09                           585,000          627,413
-----------------------------------------------------------------------------------------
Psychiatric Solutions, Inc.,
7.75% Sr. Unsec. Sub. Nts., 7/15/15                             220,000          228,250
-----------------------------------------------------------------------------------------
Quintiles Transnational Corp.,
10% Sr. Sub. Nts., 10/1/13                                      300,000          336,000
-----------------------------------------------------------------------------------------
Select Medical Corp.,
7.625% Sr. Unsec. Sub. Nts., 2/1/15                           1,050,000        1,015,875
-----------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                      1,482,000        1,359,735
7.375% Nts., 2/1/13                                              19,000           17,623
9.875% Sr. Nts., 7/1/14                                       1,682,000        1,711,435
-----------------------------------------------------------------------------------------
Triad Hospitals, Inc.,
7% Sr. Sub. Nts., 11/15/13                                      925,000          931,938
-----------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                     300,000          322,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                            300,000          334,500
-----------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC,
0%/11.25% Sr. Disc. Nts., 10/1/15 13                            500,000          367,500
                                                                          ---------------
                                                                              19,095,002

-----------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
Valeant Pharmaceuticals
International, Inc.,
7% Sr. Nts., 12/15/11 4                                         350,000          345,625
-----------------------------------------------------------------------------------------
INDUSTRIALS--3.1%
-----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.3%
Alliant Techsystems, Inc.,
8.50% Sr. Unsec. Sub. Nts., 5/15/11 4                           300,000          316,500
-----------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.50% Sr. Unsec. Nts., 10/1/10                                  200,000          214,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                             219,000          231,045

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                            $      583,000   $      568,425
6.125% Sr. Unsec. Sub. Nts., 1/15/14                            400,000          398,000
6.375% Sr. Sub. Nts., 10/15/15 2                                515,000          516,288
-----------------------------------------------------------------------------------------
TD Funding Corp.,
8.375% Sr. Sub. Nts., 7/15/11                                   500,000          528,750
-----------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                        223,000          242,513
11% Sr. Sub. Nts., 2/15/13                                      194,000          218,735
                                                                          ---------------
                                                                               3,234,756
-----------------------------------------------------------------------------------------
AIRLINES--0.0%
AMR Corp., 9% Debs., 8/1/12                                      50,000           43,625
-----------------------------------------------------------------------------------------
ATA Holdings Corp.,
13% Sr. Unsec. Nts., 2/1/09 3                                   735,000           33,075
                                                                          ---------------
                                                                                  76,700

-----------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Associated Materials, Inc.,
9.75% Sr. Sub. Nts., 4/15/12                                    200,000          194,000
-----------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc.,
7.875% Sr. Sub. Nts., 12/15/12 2                                270,000          252,450
-----------------------------------------------------------------------------------------
Jacuzzi Brands, Inc.,
9.625% Sr. Sec. Nts., 7/1/10                                    311,000          331,993
-----------------------------------------------------------------------------------------
Nortek, Inc.,
8.50% Sr. Unsec. Unsub. Nts., 9/1/14                            250,000          242,500
                                                                          ---------------
                                                                               1,020,943

-----------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.5%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                                         180,000          182,700
7.375% Sr. Sec. Nts., Series B, 4/15/14                         700,000          684,250
8.875% Sr. Nts., Series B, 4/1/08                             1,900,000        2,014,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                          434,000          471,975
-----------------------------------------------------------------------------------------
Cenveo Corp.,
7.875% Sr. Sub. Nts., 12/1/13                                 1,000,000          970,000
-----------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                             460,000          457,700
7.50% Sr. Nts., 5/1/11                                          200,000          208,000
-----------------------------------------------------------------------------------------
Mail-Well I Corp.,
9.625% Sr. Nts., 3/15/12                                        400,000          434,000
                                                                          ---------------
                                                                               5,422,625

-----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp.,
8.75% Sec. Nts., 7/15/12                                        325,000          333,125
-----------------------------------------------------------------------------------------
Dayton Superior Corp.,
13% Sr. Unsec. Sub. Nts., 6/15/09                               200,000          152,000
-----------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA,
19.125% Nts., 6/28/10 4 [BRR]                                 1,115,000          507,837
-----------------------------------------------------------------------------------------
General Cable Corp.,
9.50% Sr. Nts., 11/15/10 4                                      200,000          213,000


                     19 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT Continued
UCAR Finance, Inc.,
10.25% Sr. Nts., 2/15/12                                  $     300,000   $      318,375
                                                                          ---------------
                                                                               1,524,337

-----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.0%
Great Lakes Dredge & Dock Co.,
7.75% Sr. Unsec. Sub. Nts., 12/15/13                            120,000          108,750
-----------------------------------------------------------------------------------------
MACHINERY--0.2%
Douglas Dynamics LLC,
7.75% Sr. Nts., 1/15/12 2                                       300,000          291,000
-----------------------------------------------------------------------------------------
Greenbrier Cos., Inc.,
8.375% Sr. Unsec. Nts., 5/15/15                                 380,000          389,500
-----------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The),
10.50% Sr. Sub. Nts., 8/1/12                                    325,000          362,375
-----------------------------------------------------------------------------------------
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts., 5/15/11                                   700,000          602,000
-----------------------------------------------------------------------------------------
Navistar International Corp.:
6.25% Sr. Unsec. Nts., 3/1/12                                   230,000          207,000
7.50% Sr. Nts., 6/15/11                                         400,000          383,000
-----------------------------------------------------------------------------------------
NMHG Holding Co.,
10% Sr. Nts., 5/15/09                                           300,000          321,000
-----------------------------------------------------------------------------------------
Trinity Industries, Inc.,
6.50% Sr. Nts., 3/15/14                                         300,000          297,000
                                                                          ---------------
                                                                               2,852,875

-----------------------------------------------------------------------------------------
MARINE--1.7%
Grupo TMM SA,
10.50% Sr. Sec. Nts., 8/1/07 14                              20,000,000       19,751,360
-----------------------------------------------------------------------------------------
Navigator Gas Transport plc,
10.50% First Priority Ship Mtg. Nts.,
6/30/07 3,4                                                      43,000           48,805
-----------------------------------------------------------------------------------------
WPO Shipholding Co. LLC,
12% Sr. Sec. Nts., 7/15/05 3,4                                  250,000            1,400
                                                                          ---------------
                                                                              19,801,565

-----------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Kansas City Southern Railway
Co. (The), 7.50% Sr. Nts., 6/15/09                              400,000          415,000
-----------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                     150,000          138,000
7.50% Sr. Unsec. Nts., 11/1/13                                  387,000          373,455
9.625% Sr. Nts., 12/1/12                                        750,000          818,438
                                                                          ---------------
                                                                               1,744,893

-----------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals, Inc.,
7% Sr. Sub. Nts., 2/15/14                                     1,400,000        1,316,000
-----------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Horizon Lines LLC, 9% Nts., 11/1/12                             236,000          249,570

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.1%
-----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Lucent Technologies, Inc.,
6.45% Unsec. Debs., 3/15/29                               $   2,760,000   $    2,380,500
-----------------------------------------------------------------------------------------
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts., 1/15/07 3                         675,000            6,750
                                                                          ---------------
                                                                               2,387,250

-----------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.0%
Seagate Technology Hdd Holdings,
8% Sr. Nts., 5/15/09                                            200,000          211,000
-----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Flextronics International Ltd.,
6.25% Sr. Sub. Nts., 11/15/14                                 2,021,000        2,003,316
-----------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp.,
9% Sr. Unsec. Sub. Nts., 8/1/14                                 425,000          431,375
-----------------------------------------------------------------------------------------
Sanmina-SCI Corp.,
6.75% Unsec. Sub. Nts., 3/1/13                                  520,000          497,250
-----------------------------------------------------------------------------------------
Sensus Metering System, Inc.,
8.625% Sr. Unsec. Sub. Nts., 12/15/13                           850,000          756,500
                                                                          ---------------
                                                                               3,688,441

-----------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc.,
10.75% Sr. Nts., 12/15/09 3,4 [EUR]                             338,620            1,002
-----------------------------------------------------------------------------------------
NorthPoint Communications
Group, Inc., 12.875% Nts., 2/15/10 3,4                          200,173               --
-----------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
12/1/06 3,4 [EUR]                                               100,000               --
                                                                          ---------------
                                                                                   1,002

-----------------------------------------------------------------------------------------
IT SERVICES--0.4%
DI Finance/DynCorp International
LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13                                               665,000          694,925
-----------------------------------------------------------------------------------------
Iron Mountain, Inc.,
7.75% Sr. Sub. Nts., 1/15/15                                    400,000          405,000
-----------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 2                             2,035,000        2,116,400
10.25% Sr. Sub. Nts., 8/15/15 2                                 835,000          839,175
                                                                          ---------------
                                                                               4,055,500

-----------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.2%
Advanced Micro Devices, Inc.,
7.75% Sr. Unsec. Nts., 11/1/12                                1,475,000        1,497,125
-----------------------------------------------------------------------------------------
Amkor Technology, Inc.,
9.25% Sr. Unsec. Sub. Nts., 2/15/08                             887,000          864,825
                                                                          ---------------
                                                                               2,361,950


                     20 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
MATERIALS--3.3%
-----------------------------------------------------------------------------------------
CHEMICALS--0.8%
Crompton Corp.,
9.875% Sr. Nts., 8/1/12                                   $     350,000   $      401,188
-----------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar
Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                  550,000          581,625
10.125% Sr. Unsec. Nts., 9/1/08                                  19,000           20,710
10.625% Sr. Unsec. Nts., 5/1/11                                 600,000          663,000
-----------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts.,
7/1/09 [EUR]                                                    123,000          151,171
10.125% Sr. Unsec. Sub. Nts., 7/1/09                            853,000          884,988
-----------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Sub. Nts., 1/1/15 2                                1,710,000        1,658,700
9.875% Sr. Nts., 3/1/09                                         850,000          901,000
-----------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                               198,000          225,225
11.625% Sr. Unsec. Nts., 10/15/10                                13,000           14,869
-----------------------------------------------------------------------------------------
IMC Global, Inc.,
10.875% Sr. Unsec. Nts., 8/1/13                                  19,000           21,921
-----------------------------------------------------------------------------------------
Innophos, Inc.,
9.625% Sr. Sub. Nts., 8/15/14 1,2                               550,000          556,875
-----------------------------------------------------------------------------------------
ISP Holdings, Inc.,
10.625% Sr. Sec. Nts., 12/15/09                                 200,000          211,000
-----------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875%
Sr. Unsec. Sub. Disc. Nts., 11/15/14 13                         350,000          231,000
-----------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08 4                                      11,000           11,578
9.625% Sr. Sec. Nts., Series A, 5/1/07                          200,000          209,750
10.50% Sr. Sec. Nts., 6/1/13                                    600,000          684,750
-----------------------------------------------------------------------------------------
Millennium America, Inc.,
9.25% Sr. Unsec. Sub. Nts., 6/15/08                             100,000          108,375
-----------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                      250,000          256,250
13.50% Sr. Unsec. Sub. Nts., 11/15/10                           100,000          106,250
-----------------------------------------------------------------------------------------
Rhodia SA,
10.25% Sr. Unsec. Nts., 6/1/10                                  430,000          473,000
-----------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.,
7.50% Sr. Sub. Nts., 11/15/14                                   200,000          200,250
-----------------------------------------------------------------------------------------
Sterling Chemicals, Inc.,
10% Sr. Sec. Nts., 12/19/07 4,14                                 72,217           69,689
-----------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox
Finance Corp.,
9.50% Sr. Nts., 12/1/12 2                                       555,000          568,875
-----------------------------------------------------------------------------------------
Westlake Chemical Corp.,
8.75% Sr. Nts., 7/15/11                                         260,000          279,500
                                                                          ---------------
                                                                               9,491,539

-----------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
NTK Holdings, Inc.,
0%/10.75% Sr. Disc. Nts., 3/1/14 13                             725,000          456,750

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
Crown Americas, Inc.,
7.75% Sr. Nts., 11/15/15 2                                $     935,000   $      972,400
-----------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                 200,000          198,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                           300,000          294,000
-----------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                         800,000          806,000
9.50% Sr. Sub. Nts., 8/15/13                                    350,000          336,000
-----------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                            300,000          277,500
8.25% Sr. Unsec. Nts., 10/1/12                                  950,000          916,750
-----------------------------------------------------------------------------------------
MDP Acquisitions plc,
9.625% Sr. Nts., 10/1/12                                        400,000          402,000
-----------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                    450,000          471,938
8.25% Sr. Unsec. Nts., 5/15/13                                  419,000          434,713
8.75% Sr. Sec. Nts., 11/15/12                                   928,000        1,002,240
8.875% Sr. Sec. Nts., 2/15/09                                   200,000          209,750
-----------------------------------------------------------------------------------------
Pliant Corp.,
11.625% Sr. Sec. Nts., 6/15/09 3,14                             360,178          383,590
-----------------------------------------------------------------------------------------
Solo Cup Co.,
8.50% Sr. Sub. Nts., 2/15/14                                    500,000          440,000
-----------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                         850,000          826,625
9.25% Sr. Unsec. Nts., 2/1/08                                 1,200,000        1,236,000
9.75% Sr. Unsec. Nts., 2/1/11                                   600,000          609,000
-----------------------------------------------------------------------------------------
Stone Container Finance Co.
of Canada II,
7.375% Sr. Unsec. Nts., 7/15/14                                 300,000          274,500
-----------------------------------------------------------------------------------------
Tekni-Plex, Inc.,
10.875% Sr. Sec. Nts., 8/15/12 2                                125,000          136,875
-----------------------------------------------------------------------------------------
TriMas Corp.,
9.875% Sr. Unsec. Sub. Nts., 6/15/12                          1,300,000        1,079,000
                                                                          ---------------
                                                                              11,306,881

-----------------------------------------------------------------------------------------
METALS & MINING--1.3%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                1,219,000        1,106,243
7.875% Sr. Unsec. Nts., 2/15/09                                 500,000          477,500
-----------------------------------------------------------------------------------------
Alrosa Finance SA,
8.875% Nts., 11/17/14 2                                       6,880,000        7,902,368
-----------------------------------------------------------------------------------------
Century Aluminum Co.,
7.50% Sr. Unsec. Nts., 8/15/14                                  600,000          594,000
-----------------------------------------------------------------------------------------
Gibraltar Industries, Inc.,
8% Sr. Sub. Nts., 12/1/15 4                                     335,000          337,513
-----------------------------------------------------------------------------------------
IMCO Recycling, Inc.,
10.375% Sr. Sec. Nts., 10/15/10                                 300,000          329,250
-----------------------------------------------------------------------------------------
International Utility Structures, Inc.,
13% Unsec. Sub. Nts., 2/1/08 3,4                                 71,000               --
-----------------------------------------------------------------------------------------
Ispat Inland ULC,
9.75% Sr. Sec. Nts., 4/1/14                                     585,000          665,438
-----------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co.,
9.75% Sr. Sec. Nts., 6/1/12                                     500,000          537,500


                     21 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
METALS & MINING Continued
Kaiser Aluminum & Chemical Corp.,
10.875% Sr. Nts., Series B, 10/15/06 3                    $     500,000   $      507,500
-----------------------------------------------------------------------------------------
Koppers Industry, Inc.,
9.875% Sr. Sec. Nts., 10/15/13                                  300,000          327,000
-----------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 1,2                    1,575,000        1,476,563
-----------------------------------------------------------------------------------------
Oregon Steel Mills, Inc.,
10% Sr. Nts., 7/15/09                                           400,000          430,000
-----------------------------------------------------------------------------------------
Steel Dynamics, Inc.,
9.50% Sr. Nts., 3/15/09                                         200,000          211,500
-----------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                         336,000          367,080
10.75% Sr. Nts., 8/1/08                                         519,000          576,090
                                                                          ---------------
                                                                              15,845,545

-----------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Abitibi-Consolidated, Inc.,
8.55% Nts., 8/1/10                                              200,000          203,500
-----------------------------------------------------------------------------------------
Appleton Papers, Inc.,
8.125% Sr. Nts., 6/15/11                                        300,000          293,250
-----------------------------------------------------------------------------------------
Buckeye Technologies, Inc.,
8.50% Sr. Nts., 10/1/13                                         100,000          100,500
-----------------------------------------------------------------------------------------
Georgia-Pacific Corp.,
8.125% Sr. Unsec. Nts., 5/15/11                                 914,000          919,713
-----------------------------------------------------------------------------------------
Inland Fiber Group LLC,
9.625% Sr. Unsec. Nts., 11/15/07 3,4                            600,000          315,000
-----------------------------------------------------------------------------------------
JSG Holding plc,
11.50% Sr. Nts., 10/1/15 2,14 [EUR]                             150,934          165,288
-----------------------------------------------------------------------------------------
Mercer International, Inc.,
9.25% Sr. Nts., 2/15/13                                         315,000          266,963
-----------------------------------------------------------------------------------------
Norske Skog Canada Ltd.,
7.375% Sr. Unsec. Nts., 3/1/14                                  300,000          264,000
-----------------------------------------------------------------------------------------
Tekni-Plex, Inc., 12.75% Sr. Unsec.
Sub. Nts., Series B, 6/15/10                                    200,000          110,000
-----------------------------------------------------------------------------------------
Tembec Industries, Inc.,
8.50% Sr. Unsec. Nts., 2/1/11                                    19,000           10,640
-----------------------------------------------------------------------------------------
Western Forest Products, Inc.,
15% Sec. Nts., 7/28/09 2,14                                     193,919          208,463
                                                                          ---------------
                                                                               2,857,317

-----------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.6%
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
American Tower Corp.,
7.125% Sr. Unsec. Nts., 10/15/12                                250,000          258,750
-----------------------------------------------------------------------------------------
Intelsat Bermuda Ltd.,
8.625% Sr. Nts., 1/15/15 2                                    1,000,000        1,015,000
-----------------------------------------------------------------------------------------
MCI, Inc.,
7.688% Sr. Unsec. Nts., 5/1/09 1                              1,550,000        1,604,250
-----------------------------------------------------------------------------------------
PanAmSat Corp.,
9% Sr. Unsec. Nts., 8/15/14                                     650,000          684,125
-----------------------------------------------------------------------------------------
PanAmSat Holding Corp.,
0%/10.375% Sr. Unsec. Disc. Nts.,
11/1/14 13                                                      225,000          158,625

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                         $   1,700,000   $    1,729,750
7.90% Unsec. Nts., 8/15/10                                    1,519,000        1,579,760
-----------------------------------------------------------------------------------------
Qwest Communications
International, Inc.:
3.50% Cv. Sr. Unsec. Bonds, 11/15/25                            360,000          418,950
7.25% Sr. Unsec. Sub. Nts., 2/15/11 1                           300,000          307,500
-----------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec.
Unsub. Nts., 3/15/12 1                                          800,000          906,000
-----------------------------------------------------------------------------------------
Telefonica del Peru SA,
8% Sr. Unsec. Bonds, 4/11/16 4 [PEN]                          3,290,100          947,175
-----------------------------------------------------------------------------------------
Teligent, Inc.,
11.50% Sr. Nts., 12/1/07 3,4                                    500,000               --
-----------------------------------------------------------------------------------------
Time Warner Telecom Holdings,
Inc., 9.25% Sr. Unsec. Unsub. Nts.,
2/15/14                                                       1,100,000        1,166,000
-----------------------------------------------------------------------------------------
Time Warner Telecom, Inc.,
10.125% Sr. Unsec. Sub. Nts., 2/1/11                            450,000          473,625
-----------------------------------------------------------------------------------------
Valor Telecommunications
Enterprises LLC,
7.75% Sr. Unsec. Sub. Nts., 2/15/15                             225,000          236,250
-----------------------------------------------------------------------------------------
Winstar Communications, Inc.,
12.75% Sr. Nts., 4/15/10 3,4                                    250,000            3,750
                                                                          ---------------
                                                                              11,489,510

-----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.6%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                         700,000          760,375
11% Sr. Unsec. Nts., 7/31/10                                     19,000           21,518
12.50% Sr. Unsec. Nts., 2/1/11                                   50,000           54,250
-----------------------------------------------------------------------------------------
American Cellular Corp.,
10% Sr. Nts., Series B, 8/1/11                                1,120,000        1,220,800
-----------------------------------------------------------------------------------------
American Tower Corp.,
7.50% Sr. Nts., 5/1/12                                          400,000          420,000
-----------------------------------------------------------------------------------------
American Tower Escrow Corp.,
12.25% Sr. Sub. Disc. Nts., 8/1/08 7                            800,000          630,000
-----------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 1                               592,000          656,015
9.75% Sr. Nts., 11/15/31 1                                    1,300,000        1,637,804
-----------------------------------------------------------------------------------------
CellNet Data Systems, Inc.,
Sr. Unsec. Disc. Nts., 10/1/07 3,4                              400,000               --
-----------------------------------------------------------------------------------------
Centennial Cellular Operating Co.
LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                              1,114,000        1,217,045
-----------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc.,
8.375% Sr. Sec. Nts., 11/1/11                                   280,000          298,550
-----------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.40% Sr. Nts., 10/15/12 1,2                                    145,000          145,000
8.875% Sr. Nts., 10/1/13                                        459,000          460,148
-----------------------------------------------------------------------------------------
IWO Holdings, Inc.,
7.90% Sr. Sec. Nts., 1/15/12 1                                  110,000          114,675
-----------------------------------------------------------------------------------------
Loral Skynet Corp.,
14% Sr. Sec. Nts., 10/15/15 14                                  116,000          140,360


                     22 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D, 8/1/15                         $   3,378,000   $    3,567,648
-----------------------------------------------------------------------------------------
Nextel Partners, Inc.,
8.125% Sr. Nts., 7/1/11                                         500,000          536,875
-----------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                        882,000          956,970
8% Sr. Sub. Nts., 12/15/12                                      800,000          851,000
-----------------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                                  1,219,000        1,237,285
9.875% Sr. Nts., 2/1/10                                       1,400,000        1,484,000
-----------------------------------------------------------------------------------------
SBA Communications Corp.,
8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                           552,000          615,480
-----------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA
Communications Corp.,
0%/9.75% Sr. Disc. Nts., 12/15/11 13                            708,000          660,210
-----------------------------------------------------------------------------------------
Triton PCS, Inc.,
8.50% Sr. Unsec. Nts., 6/1/13                                   574,000          536,690
-----------------------------------------------------------------------------------------
UbiquiTel Operating Co.,
9.875% Sr. Nts., 3/1/11                                         600,000          667,500
-----------------------------------------------------------------------------------------
US Unwired, Inc.,
10% Sr. Sec. Nts., 6/15/12                                      250,000          282,500
                                                                          ---------------
                                                                              19,172,698

-----------------------------------------------------------------------------------------
UTILITIES--1.1%
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
AES Corp. (The),
8.75% Sr. Sec. Nts., 5/15/13 2                                  700,000          765,625
-----------------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Nts., 7/15/07 2,3                       597,253          488,254
-----------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                          19,000           19,665
7.75% Sr. Nts., 8/1/10                                          200,000          210,750
8.50% Sr. Nts., 4/15/11                                         250,000          273,438
-----------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 2                                          263,906          263,671
6.125% Nts., 3/25/19 2                                          155,824          152,810
-----------------------------------------------------------------------------------------
Midwest Generation LLC,
8.75% Sr. Sec. Nts., 5/1/34                                   1,610,000        1,781,063
-----------------------------------------------------------------------------------------
Mirant Americas Generation LLC,
7.625% Sr. Unsec. Nts., 5/1/06 3                                200,000          245,000
-----------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW
Energy Finance Co. II, Inc.,
7.375% Sr. Sec. Nts., Series B, 9/1/10                          350,000          361,375
-----------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW
Energy Finance Co., Inc.,
8.50% Sr. Sec. Nts., 9/1/10                                     200,000          214,000
-----------------------------------------------------------------------------------------
NRG Energy, Inc.,
8% Sr. Sec. Nts., 12/15/13                                    1,175,000        1,316,000
-----------------------------------------------------------------------------------------
Reliant Energy, Inc.,
6.75% Sr. Sec. Nts., 12/15/14                                   400,000          351,000
-----------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                    669,000          672,345
9.50% Sr. Sec. Nts., 7/15/13                                    900,000          906,750
-----------------------------------------------------------------------------------------

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Sierra Pacific Resources,
6.75% Sr. Nts., 8/15/17 2                                 $     577,000   $      577,000
-----------------------------------------------------------------------------------------
Texas Genco LLC,
6.875% Sr. Nts., 12/15/14 2                                     366,000          398,025
                                                                          ---------------
                                                                               8,996,771

-----------------------------------------------------------------------------------------
ENERGY TRADERS--0.0%
Mirant North America LLC,
7.375% Sr. Nts., 12/31/13 2                                     230,000          233,738
-----------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc.,
7.125% Sr. Nts., 5/15/08                                        150,000          153,190
-----------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.3%
AES Red Oak LLC, 8.54%
Sr. Sec. Bonds, Series A, 11/30/19 4                            549,273          606,947
-----------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                           121,000          119,790
8.75% Sr. Nts., 2/15/12                                         292,000          316,820
10.125% Sr. Sec. Nts., 7/15/13 2                              1,400,000        1,589,000
-----------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC,
8.625% Sec. Pass-Through
Certificates, Series A, 6/30/12 3                               415,211          448,562
-----------------------------------------------------------------------------------------
NorthWestern Corp.,
5.875% Sr. Sec. Nts., 11/1/14                                    90,000           90,619
                                                                          ---------------
                                                                               3,171,738
                                                                          ---------------
Total Corporate Bonds
and Notes (Cost $321,459,480)                                                321,973,965
                                                                          ---------------

                                                                SHARES
-----------------------------------------------------------------------------------------
PREFERRED STOCKS--0.2%
-----------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr.
Exchangeable, Non-Vtg. 4,15                                       4,253               --
-----------------------------------------------------------------------------------------
Dobson Communications Corp.,
6% Cv., Series F (converts into
Dobson Communications Corp.,
Cl. A common stock), Non-Vtg. 2                                     608          103,968
-----------------------------------------------------------------------------------------
e.spire Communications, Inc.,
12.75% Jr. Redeemable, Non-Vtg. 4,15                                216               22
-----------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc.,
11.75% Cum. Exchangeable,
Series B, Non-Vtg. 4,15                                           5,000            6,250
-----------------------------------------------------------------------------------------
ICG Holdings, Inc.,
14.25% Exchangeable, Non-Vtg. 4,15                                  151               --
-----------------------------------------------------------------------------------------
Loral Skynet Corp.,
12% Cum., Series A, Non-Vtg. 4,15                                   959          179,573
-----------------------------------------------------------------------------------------
Paxson Communications Corp.:
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 4,14                                                       115        1,000,788
14.25% Cum. Jr. Exchangeable,
Non-Vtg. 4,14,15                                                      1            5,172


                     23 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                   VALUE
                                                                 SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------
PREFERRED STOCKS Continued
-----------------------------------------------------------------------------------------
Pennsylvania Real Estate
Investment Trust, 11%                                             2,000   $      111,800
-----------------------------------------------------------------------------------------
PTV, Inc.,
10% Cum., Series A, Non-Vtg. 4,15                                     7               15
-----------------------------------------------------------------------------------------
Rural Cellular Corp.,
11.375% Cum., Series B, Non-Vtg. 14                                 228          262,770
-----------------------------------------------------------------------------------------
Sovereign Real Estate Investment
Trust, 12% Non-Cum., Series A 4                                   4,600          663,550
                                                                          ---------------
Total Preferred Stocks
(Cost $2,635,478)                                                              2,333,908

-----------------------------------------------------------------------------------------
COMMON STOCKS--2.6%
-----------------------------------------------------------------------------------------
Aggreko plc                                                      51,600          240,808
-----------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                      6,700          241,736
-----------------------------------------------------------------------------------------
Amada Co. Ltd.                                                   28,000          248,121
-----------------------------------------------------------------------------------------
Amerada Hess Corp.                                                1,800          228,276
-----------------------------------------------------------------------------------------
Aon Corp.                                                         6,200          222,890
-----------------------------------------------------------------------------------------
Apache Corp.                                                      3,300          226,116
-----------------------------------------------------------------------------------------
Apple Computer, Inc. 15                                           3,100          222,859
-----------------------------------------------------------------------------------------
Arcelor                                                           9,550          236,865
-----------------------------------------------------------------------------------------
Ashland, Inc.                                                     4,000          231,600
-----------------------------------------------------------------------------------------
Avaya, Inc. 15                                                   20,300          216,601
-----------------------------------------------------------------------------------------
Aviva plc                                                        19,300          234,098
-----------------------------------------------------------------------------------------
Axa SA                                                            7,600          245,274
-----------------------------------------------------------------------------------------
Barratt Developments plc                                         14,640          248,353
-----------------------------------------------------------------------------------------
Beverly Hills Bancorp, Inc.                                       6,273           65,051
-----------------------------------------------------------------------------------------
BNP Paribas SA                                                    2,900          234,666
-----------------------------------------------------------------------------------------
BPB plc                                                          17,110          227,405
-----------------------------------------------------------------------------------------
British American Tobacco plc                                     10,460          233,952
-----------------------------------------------------------------------------------------
Broadwing Corp. 15                                                  739            4,471
-----------------------------------------------------------------------------------------
Burlington Northern
Santa Fe Corp.                                                    3,400          240,788
-----------------------------------------------------------------------------------------
Burlington Resources, Inc.                                        3,100          267,220
-----------------------------------------------------------------------------------------
Cebridge Connections
Holding LLC 4,15                                                    529               --
-----------------------------------------------------------------------------------------
Centex Corp.                                                      3,100          221,619
-----------------------------------------------------------------------------------------
Charles River Laboratories
International, Inc. 15                                            2,660          112,704
-----------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                              91            2,887
-----------------------------------------------------------------------------------------
Chubb Corp.                                                       2,300          224,595
-----------------------------------------------------------------------------------------
CIGNA Corp.                                                       2,000          223,400
-----------------------------------------------------------------------------------------
Citigroup, Inc.                                                      55            2,669
-----------------------------------------------------------------------------------------
Compuware Corp. 15                                               24,800          222,456
-----------------------------------------------------------------------------------------
ConocoPhillips                                                    3,700          215,266
-----------------------------------------------------------------------------------------
Conseco, Inc. 15                                                 13,986          324,056
-----------------------------------------------------------------------------------------
Covad Communications
Group, Inc. 15                                                   16,528           16,197
-----------------------------------------------------------------------------------------
Coventry Health Care, Inc. 15                                     3,900          222,144
-----------------------------------------------------------------------------------------

                                                                                   VALUE
                                                                SHRARES       SEE NOTE 1
-----------------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------------
Criimi MAE, Inc. 15                                              62,047   $    1,228,531
-----------------------------------------------------------------------------------------
Cummins, Inc.                                                     2,500          224,325
-----------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                 6,200          221,526
-----------------------------------------------------------------------------------------
Daido Steel Co. Ltd.                                             31,000          292,387
-----------------------------------------------------------------------------------------
Deutsche Boerse AG                                                2,309          236,239
-----------------------------------------------------------------------------------------
Deutsche Telekom AG                                              13,706          228,144
-----------------------------------------------------------------------------------------
Devon Energy Corp.                                                3,700          231,398
-----------------------------------------------------------------------------------------
Dobson Communications
Corp., Cl. A 15                                                  24,300          182,250
-----------------------------------------------------------------------------------------
E*TRADE Financial Corp. 15                                       11,400          237,804
-----------------------------------------------------------------------------------------
E.ON AG                                                           2,392          247,676
-----------------------------------------------------------------------------------------
Eastman Chemical Co.                                              4,100          211,519
-----------------------------------------------------------------------------------------
Edison International, Inc.                                        5,000          218,050
-----------------------------------------------------------------------------------------
Energy Select Sector SPDR Fund                                   18,500          930,735
-----------------------------------------------------------------------------------------
EOG Resources, Inc.                                               3,000          220,110
-----------------------------------------------------------------------------------------
Equinix, Inc. 15                                                  1,887           76,914
-----------------------------------------------------------------------------------------
Express Scripts, Inc. 15                                          2,600          217,880
-----------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                29,400          931,098
-----------------------------------------------------------------------------------------
Friends Provident plc                                            69,430          226,365
-----------------------------------------------------------------------------------------
Gecina SA                                                         2,030          233,121
-----------------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares 4,12,15                                     210               --
-----------------------------------------------------------------------------------------
Globix Corp. 15                                                   6,880            9,288
-----------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 15                              13,300          231,154
-----------------------------------------------------------------------------------------
Halliburton Co.                                                   3,500          216,860
-----------------------------------------------------------------------------------------
Hanson plc                                                       22,240          244,505
-----------------------------------------------------------------------------------------
Hartford Financial Services
Group, Inc. (The)                                                 2,600          223,314
-----------------------------------------------------------------------------------------
Hochtief AG                                                       5,620          251,968
-----------------------------------------------------------------------------------------
Horizon Natural Resources Co. 4,15                                6,667               --
-----------------------------------------------------------------------------------------
Huntsman Corp. 4,15                                               5,871           96,044
-----------------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. 15                                                  6,016           37,660
-----------------------------------------------------------------------------------------
iPCS, Inc. 15                                                     8,733          421,367
-----------------------------------------------------------------------------------------
IVG Immobilien AG                                                11,785          248,210
-----------------------------------------------------------------------------------------
KB Home                                                           3,200          232,512
-----------------------------------------------------------------------------------------
Keisei Electric Railway Co. Ltd.                                 34,035          233,759
-----------------------------------------------------------------------------------------
Kubota Corp.                                                     29,000          245,249
-----------------------------------------------------------------------------------------
Leap Wireless International, Inc. 15                              1,714           64,926
-----------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                    1,800          230,706
-----------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                               3,900          237,978
-----------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                    3,368           75,780
-----------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 15                                 3,368           71,402
-----------------------------------------------------------------------------------------
Lloyds TSB Group plc                                             28,020          235,497
-----------------------------------------------------------------------------------------
Loews Corp.                                                       2,300          218,155
-----------------------------------------------------------------------------------------
Loral Space
& Communications Ltd. 15                                          7,271          205,406


                     24 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                                                   VALUE
                                                                 SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                           8,200   $      225,254
-----------------------------------------------------------------------------------------
MAN AG                                                            4,587          244,808
-----------------------------------------------------------------------------------------
Marathon Oil Corp.                                                3,791          231,137
-----------------------------------------------------------------------------------------
Matsui Securities Co. Ltd.                                       23,100          319,488
-----------------------------------------------------------------------------------------
MCI, Inc.                                                         1,629           32,140
-----------------------------------------------------------------------------------------
Motorola, Inc.                                                    9,700          219,123
-----------------------------------------------------------------------------------------
National Semiconductor Corp.                                      8,100          210,438
-----------------------------------------------------------------------------------------
Nikon Corp.                                                      15,000          235,750
-----------------------------------------------------------------------------------------
Nippon Mining Holdings, Inc.                                     35,000          250,407
-----------------------------------------------------------------------------------------
Nippon Steel Corp.                                               67,311          237,288
-----------------------------------------------------------------------------------------
Nordstrom, Inc.                                                   6,200          231,880
-----------------------------------------------------------------------------------------
Norfolk Southern Corp.                                            5,200          233,116
-----------------------------------------------------------------------------------------
Novell, Inc. 15                                                  27,000          238,410
-----------------------------------------------------------------------------------------
NTL, Inc. 15                                                      7,842          533,883
-----------------------------------------------------------------------------------------
Nucor Corp.                                                       3,300          220,176
-----------------------------------------------------------------------------------------
NVIDIA Corp. 15                                                   6,200          226,672
-----------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                        2,800          223,664
-----------------------------------------------------------------------------------------
Office Depot, Inc. 15                                             7,600          238,640
-----------------------------------------------------------------------------------------
OKI Electric Industry Co.                                        69,000          254,903
-----------------------------------------------------------------------------------------
Orbital Sciences Corp. 15                                           745            9,566
-----------------------------------------------------------------------------------------
PagesJaunes Groupe SA                                             9,360          243,677
-----------------------------------------------------------------------------------------
Peninsular & Oriental Steam
Navigation Co.                                                   29,920          239,883
-----------------------------------------------------------------------------------------
Persimmon plc                                                    12,000          259,725
-----------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                1,600          230,192
-----------------------------------------------------------------------------------------
Pilkington plc                                                   88,770          227,564
-----------------------------------------------------------------------------------------
Pioneer Cos., Inc. 15                                             7,312          219,141
-----------------------------------------------------------------------------------------
Prandium, Inc. 4,15                                              24,165              242
-----------------------------------------------------------------------------------------
Premier Holdings Ltd. 4                                          18,514               --
-----------------------------------------------------------------------------------------
Prudential Financial, Inc.                                        3,000          219,570
-----------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                 5,320          209,395
-----------------------------------------------------------------------------------------
Reebok International Ltd.                                         3,900          227,097
-----------------------------------------------------------------------------------------
Resolution plc                                                   20,640          230,111
-----------------------------------------------------------------------------------------
Rolls-Royce Group plc, B Shares                               1,041,412            1,837
-----------------------------------------------------------------------------------------
Rowan Cos., Inc.                                                  6,100          217,404
-----------------------------------------------------------------------------------------
RWE AG, Non-Vtg., Preference                                      3,759          241,916
-----------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                              19,000          267,597
-----------------------------------------------------------------------------------------
Societe Generale, Cl. A                                           1,920          236,173
-----------------------------------------------------------------------------------------
Sodexho Alliance SA                                               5,730          236,073
-----------------------------------------------------------------------------------------
Star Gas Partners LP 15                                             187              348
-----------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 4,15                                       716            8,950
-----------------------------------------------------------------------------------------
Suedzucker AG                                                    10,314          241,772
-----------------------------------------------------------------------------------------
Suez SA                                                           8,010          249,403
-----------------------------------------------------------------------------------------
Sumitomo Metal Industries                                        66,000          251,473
-----------------------------------------------------------------------------------------
Sunoco, Inc.                                                      2,800          219,464
-----------------------------------------------------------------------------------------
Taylor Woodrow plc                                               38,960          255,050

                                                                                   VALUE
                                                                 SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------
COMMON STOCKS Continued
-----------------------------------------------------------------------------------------
Technip SA                                                        4,030   $      244,456
-----------------------------------------------------------------------------------------
Telewest Global, Inc. 15                                         31,828          758,143
-----------------------------------------------------------------------------------------
Telus Corp.                                                         269           10,830
-----------------------------------------------------------------------------------------
ThyssenKrupp AG                                                  11,322          236,447
-----------------------------------------------------------------------------------------
Tokyo Electron Ltd.                                               3,758          234,842
-----------------------------------------------------------------------------------------
Tokyo Steel Manufacturing Co. Ltd.                               17,563          253,476
-----------------------------------------------------------------------------------------
TonenGeneral Sekiyu K.K.                                         21,000          225,785
-----------------------------------------------------------------------------------------
Tosoh Corp.                                                      51,000          225,311
-----------------------------------------------------------------------------------------
TUI AG                                                           11,813          241,107
-----------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 4,15                                         1,000            1,000
-----------------------------------------------------------------------------------------
Unibail                                                           1,830          243,518
-----------------------------------------------------------------------------------------
United States Steel Corp.                                         4,700          225,929
-----------------------------------------------------------------------------------------
United Utilities plc                                             20,480          236,431
-----------------------------------------------------------------------------------------
UnumProvident Corp.                                              10,180          231,595
-----------------------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                                30,000          941,700
-----------------------------------------------------------------------------------------
Valero Energy Corp.                                               4,400          227,040
-----------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 4,15                                2,251               73
-----------------------------------------------------------------------------------------
Western Forest Products, Inc. 15                                 38,252           60,219
-----------------------------------------------------------------------------------------
WRC Media Corp. 4,15                                              1,082               22
-----------------------------------------------------------------------------------------
XO Communications, Inc. 15                                        1,100            2,002
                                                                          ---------------
Total Common Stocks
(Cost $26,567,281)                                                            30,683,681

                                                                  UNITS
-----------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------
American Tower Corp. Wts.,
Exp. 8/1/08 2,15                                                    800          306,212
-----------------------------------------------------------------------------------------
ASAT Finance LLC Wts.,
Exp. 11/1/06 15                                                     250               --
-----------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 4,15                              400               --
-----------------------------------------------------------------------------------------
Concentric Network Corp. Wts.,
Exp. 12/15/07 4,15                                                  100               --
-----------------------------------------------------------------------------------------
HF Holdings, Inc. Wts.,
Exp. 9/27/09 4,15                                                   530               --
-----------------------------------------------------------------------------------------
ICO Global Communication
Holdings Ltd. Wts.:
Exp. 5/16/06 4,15                                                 1,509               23
Exp. 5/16/06 4,15                                                     2               --
-----------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts.,
Exp. 1/31/08 4,15                                                 2,135               --
-----------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 4,15                                  300               --
-----------------------------------------------------------------------------------------
Long Distance International, Inc.
Wts., Exp. 4/13/08 2,15                                             200               --
-----------------------------------------------------------------------------------------
Loral Space & Communications
Ltd. Wts., Exp. 1/15/07 4,15                                        150               --
-----------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 4,15                                450               --
-----------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts.,
Exp. 9/19/10 15                                                   5,710            1,599


                     25 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                   VALUE
                                                                  UNITS       SEE NOTE 1
-----------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
-----------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts.,
Exp. 6/1/06 4,15                                                    300   $            3
-----------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts.,
Exp. 12/19/08 15                                                  1,165              117
-----------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked
Payment Obligation Wts.,
Exp. 4/15/20 4,15                                                 2,300           66,700
-----------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts.,
Exp. 4/15/08 15                                                     175              119
-----------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts.,
Exp. 1/16/10 15                                                   2,204              331
-----------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts.,
Exp. 1/16/10 15                                                   1,653              165
-----------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts.,
Exp. 1/16/10 15                                                   1,653              149
                                                                          ---------------
Total Rights, Warrants
and Certificates (Cost $35,300)                                                  375,418

                                                              PRINCIPAL
                                                                 AMOUNT
-----------------------------------------------------------------------------------------
STRUCTURED NOTES--14.9%
-----------------------------------------------------------------------------------------
Aiolos Ltd., Catastrophe Linked Nts.,
11.938%, 4/8/09 1,4 [EUR]                                       400,000          472,137
-----------------------------------------------------------------------------------------
Aon Capital Markets/Helix 04 Ltd.
Catastrophe Linked Nts.,
9.927%, 6/30/09 1                                               600,000          595,596
-----------------------------------------------------------------------------------------
Arbor I Ltd. Catastrophe
Linked Nts.:
19.991%, 6/15/06 1,4                                            100,000          100,285
Series IV, 18.491%, 3/15/06 1                                   250,000          248,925
-----------------------------------------------------------------------------------------
Atlantic & Western Re Ltd.,
Catastrophe Linked Nts., Series B,
14.30%, 11/15/10 1,4                                          1,050,000         1,050,000
-----------------------------------------------------------------------------------------
Barclays Capital, Russia
(Government of) Credit Linked
Nts., 5.16%, 8/18/08 7 [RUR]                                270,000,000         8,067,665
-----------------------------------------------------------------------------------------
Cascadia Ltd., 7.582% Nts., 6/13/08 1,4                         500,000           498,500
-----------------------------------------------------------------------------------------
Champlain Ltd., Catastrophe
Linked Nts., Series A,
17.296%, 1/7/09 1                                               940,000           940,000
-----------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.:
Argentina (Republic of) Unsec.
Credit Linked Nts.,
4%, 4/16/10 17 [ARP]                                          3,850,000         2,591,432
Brazil (Federal Republic of) Credit
Linked Nts., 16.69%, 7/3/07 7 [BRR]                           4,660,000         1,593,444
Brazil (Federal Republic of) Unsec.
Credit Linked Nts.,
10%, 1/5/10 [BRR]                                             2,927,000         1,119,515
Brazil (Federal Republic of) Unsec.
Credit Linked Nts.,
10%, 1/5/10 [BRR]                                             4,619,000         1,766,669

                                                              PRINCIPAL            VALUE
                                                                 AMOUNT       SEE NOTE 1
-----------------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.: Continued
Brazil (Federal Republic of) Unsec.
Credit Linked Nts.,
14.81%, 1/5/10 7 [BRR]                                        2,480,096   $      595,454
Brazil (Federal Republic of) Unsec.
Credit Linked Nts.,
15.43%, 1/2/09 7 [BRR]                                        2,231,957          616,038
Brazil (Federal Republic of) Unsec.
Credit Linked Nts.,
15.73%, 1/3/08 7 [BRR]                                        1,948,615          620,443
Colombia (Republic of) Credit
Linked Bonds, 11%, 7/24/20 [COP]                          1,060,000,000          533,825
Colombia (Republic of) Credit
Linked Nts., Series II,
15%, 4/27/12 [COP]                                          552,359,546          339,972
Colombia (Republic of) Unsec.
Credit Linked Nts., 15%, 3/15/07
(linked to Colombian
Treasury Bills) [COP]                                     3,860,150,000        2,057,081
Colombia (Republic of) Unsec.
Credit Linked Nts.,
15%, 4/27/12 [COP]                                        1,800,000,000        1,107,884
Colombia (Republic of) Unsec.
Credit Linked Nts.,
15%, 4/27/12 [COP]                                        1,200,000,000          738,589
Colombia (Republic of) Unsec.
Credit Linked Nts.,
15%, 4/27/12 [COP]                                        1,034,000,000          636,418
Colombia (Republic of) Unsec.
Credit Linked Nts.,
15%, 4/27/12 [COP]                                          927,000,000          570,560
Dominican Republic Credit Linked
Nts., 14.11%, 7/10/06 (linked to
Dominican Republic Treasury
Bills) 7 [DOP]                                               23,200,000          625,614
Dominican Republic Credit Linked
Nts., 15.64%, 5/2/06 (linked to
Dominican Republic Treasury
Bills) 7 [DOP]                                               19,490,000          541,566
Dominican Republic Credit Linked
Nts., 17%, 3/12/07 [DOP]                                     21,900,000          656,872
Dominican Republic Credit Linked
Nts., 17.06%, 11/6/06 (linked to
Dominican Republic Treasury
Bills) 7 [DOP]                                               59,600,000        1,521,740
Dominican Republic Credit Linked
Nts., 19.69%, 3/31/06 (linked to
Dominican Republic Treasury
Bills) 7 [DOP]                                               17,740,000          498,787
Dominican Republic Credit Linked
Nts., 22.41%, 3/10/06 (linked to
Dominican Republic Treasury
Bills) 7 [DOP]                                               22,703,730          644,991
Dominican Republic Unsec. Credit
Linked Nts., 14.67%, 5/15/06
(linked to Dominican Republic
Treasury Bills) 7 [DOP]                                      16,070,000          443,893


                     26 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL             VALUE
                                                           AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------
Citigroup Global Markets
Holdings, Inc.: Continued
Dominican Republic Unsec. Credit
Linked Nts., 16.18%, 4/24/06
(linked to Dominican Republic
Treasury Bills) 7 [DOP]                                 6,560,000   $       182,822
Dominican Republic Unsec. Credit
Linked Nts., 23.07%, 3/3/06
(linked to Dominican Republic
Treasury Bills) 7 [DOP]                                42,662,900         1,215,961
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
8.21%, 9/19/06 (linked to
Egyptian Treasury Bills) 7 [EGP]                        5,000,000           818,488
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
8.36%, 2/9/06 (linked to
Egyptian Treasury Bills) 7 [EGP]                        5,773,000           996,593
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
8.76%, 1/12/06 (linked to
Egyptian Treasury Bills) 7 [EGP]                        4,530,000           787,279
Egypt (The Arab Republic of)
Unsec. Credit Linked Nts.,
9.21%, 2/2/06 (linked to
Egyptian Treasury Bills) 7 [EGP]                        5,400,000           933,764
Russian Federation Credit Linked
Nts., 5.315%, 1/20/11 5                                10,000,000         9,962,600
Ukraine Hryvnia Unsec. Credit
Linked Nts., 11.94%, 1/4/10 [UAH]                         880,000           204,367
-----------------------------------------------------------------------------------
Credit Suisse First Boston Corp.
(Cayman), Turkey (Republic of)
Credit Linked Nts., Series EMG 7,
15%, 2/10/10 [TRY]                                      3,014,000         2,564,299
-----------------------------------------------------------------------------------
Credit Suisse First Boston
International:
OAO Gazprom Credit Linked Nts.,
8.11%, 1/21/07 [RUR]                                   28,065,000         1,025,944
South African Rand Interest
Bearing Linked Nts.,
Series FBi 43, 4.59%, 5/23/22 1                           825,000           800,333
Ukraine (Republic of) Credit
Linked Nts., Series EMG 13,
11.94%, 12/30/09 [UAH]                                  2,195,000           505,609
-----------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.
(Nassau Branch):
Turkey (Republic of) Credit
Linked Nts., 20%, 10/18/07                                352,000           396,567
Turkey (Republic of) Credit
Linked Nts., Series EM 880,
20%, 10/18/07                                           1,190,000         1,484,132
Turkey (Republic of) Credit
Linked Nts., Series EMG 19,
16.90%, 7/5/06 7 [TRY]                                  1,440,000           995,514
Turkey (Republic of) Credit
Linked Nts., Series EMG 4,
17.20%, 7/6/06 7 [TRY]                                  1,909,191         1,319,879

                                                        PRINCIPAL             VALUE
                                                           AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.
(Nassau Branch): Continued
Turkey (Republic of) Credit
Linked Nts., Series NAS 316,
22.66%, 2/23/06 7                                  $      607,000   $       816,373
Ukraine (Republic of) Credit
Linked Nts.,
11.94%, 12/30/09 [UAH]                                  5,650,000         1,301,453
Ukraine (Republic of) Credit
Linked Nts., Series EMG 11,
11.94%, 12/30/09 [UAH]                                    661,000           152,258
Ukraine (Republic of) Credit
Linked Nts., Series NPC 12,
11.94%, 12/30/09 [UAH]                                  4,170,000           960,541
-----------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit
Linked Nts., 4%, 12/21/11 [ARP]                         2,990,000         2,374,049
Brazil Real Credit Linked Nts.,
13.88%, 3/3/10 7 [BRR]                                  4,580,760         1,226,146
Campania Total Return Linked
Nts., 2.862%, 7/30/10 1 [EUR]                           5,050,000         5,960,730
Campania Total Return Linked Nts.,
2.869%, 7/30/10 1 [EUR]                                 5,200,000         6,194,419
Egypt (The Arab Republic of)
Total Return Linked Nts.,
8.52%, 1/17/06 (linked to Egyptian
Treasury Bills) 7 [EGP]                                 4,280,000           742,749
Egypt (The Arab Republic of)
Total Return Linked Nts.,
8.78%, 12/12/06 (linked to
Egyptian Treasury Bills) 7 [EGP]                        8,170,000         1,317,166
Egypt (The Arab Republic of)
Total Return Linked Nts.,
9.63%, 3/9/06 (linked to
Egyptian Treasury Bills) 7 [EGP]                        2,120,000           363,397
European Investment Bank,
Russian Federation Credit
Linked Nts., 6.23%, 1/19/10 1                             705,000           566,115
Indonesia (Republic of) Credit
Linked Nts., 9.50%, 6/22/15                               820,000           647,308
Indonesia (Republic of) Credit
Linked Nts., Series III, 14.25%, 6/15/13                  873,600           913,261
Moscow (City of) Credit Linked
Nts., 10%, 3/30/10 [RUR]                               17,056,500           660,340
OAO Gazprom I Credit Nts.,
8.36%, 10/20/07                                           790,000           844,944
OAO Gazprom II Credit Nts.,
8.11%, 4/20/07                                            790,000           831,541
Romania (The State of) Credit
Linked Nts., 11.49%, 12/7/06 [RON]                        788,640           260,726
Russian Federation Credit Linked
Nts., 12/2/09 7 [RUR]                                  19,221,000           700,884
Ukraine (Republic of) 5 yr. Credit
Linked Nts., 4.05%, 8/25/10 5                             885,000           889,425
Ukraine (Republic of) 5.5 yr. Credit
Linked Nts., 4.05%, 2/25/11 5                             885,000           889,425
Ukraine (Republic of) 6 yr. Credit
Linked Nts., 4.05%, 8/25/11 5                             885,000           889,425


                     27 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                        PRINCIPAL             VALUE
                                                           AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------
Deutsche Bank AG: Continued:
Ukraine (Republic of) 6.5 yr. Credit
Linked Nts., 4.05%, 2/27/12 5                     $       885,000   $       889,425
Ukraine (Republic of) 7 yr. Credit
Linked Nts., 4.05%, 8/28/12 5                             885,000           889,425
Ukraine (Republic of) Credit
Linked Nts., 11.70%, 5/31/06 [UAH]                      1,727,000           350,801
Ukraine (Republic of) Credit
Linked Nts., 11.94%, 12/30/09 [UAH]                       269,000            63,650
Ukraine (Republic of) Credit
Linked Nts., 11.94%, 12/30/09 [UAH]                       955,000           225,969
Ukraine (Republic of) Credit
Linked Nts., 5.592%, 5/16/07 [UAH]                      2,390,000           472,317
Ukraine (Republic of) Credit
Linked Nts., Series A, 5.592%,
5/16/07 [UAH]                                           2,390,000           472,317
Videocon International Ltd.
Credit Linked Nts., 6.26%, 12/29/09                     1,630,000         1,625,110
Volga Investments Ltd. Credit
Linked Nts., Series III, 6.01%, 4/2/08                 10,000,000        10,142,000
-----------------------------------------------------------------------------------
Dow Jones CDX High Yield Index
Pass-Through Certificates:
Series 4-T1, 8.25%, 6/29/10 4,16                       15,872,080        16,050,641
Series 5-T1, 8.75%, 12/29/10 2,16                       6,286,500         6,311,058
-----------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)/
Residential Reinsurance Ltd.,
Catastrophe Linked Nts., Series B,
12.86%, 6/6/08 1,4                                        800,000           748,000
-----------------------------------------------------------------------------------
ING Bank NV, Ukraine
(Republic of) Credit Linked Nts.,
Series 725, 11.89%, 12/30/09 4 [UAH]                    4,689,000         1,085,816
-----------------------------------------------------------------------------------
JPMorgan Chase Bank:
Brazil (Federal Republic of)
Credit Linked Nts.,
12.08%, 1/2/15 7 [BRR]                                  3,693,700           476,044
Brazil (Federal Republic of) Credit
Linked Nts., 12.68%, 6/1/13 7 [BRR]                     5,490,000           854,973
Brazil (Federal Republic of) Credit
Linked Nts., 15.33%, 1/2/15 7 [BRR]                    10,948,600        1,411,055
Brazil (Federal Republic of) Credit
Linked Nts., 2.73%, 11/30/12 7 [ARP]                    4,550,000         1,071,107
Brazil (Federal Republic of) Credit
Linked Nts., Series II,
13.55%, 1/2/15 7 [BRR]                                  8,035,000         1,035,550
Brazil (Federal Republic of) Credit
Linked Nts., Series III,
12.18%, 1/2/15 7 [BRR]                                  8,500,000         1,095,480
Colombia (Republic of) Credit
Linked Bonds,
10.19%, 1/5/16 5,7 [COP]                           20,100,000,000         3,191,913
Colombia (Republic of) Credit
Linked Bonds, 13.50%, 8/3/20 [COP]                 11,160,000,000         1,256,299
Peru (Republic of) Credit Linked
Nts., 8.12%, 9/2/15 7 [PEN]                             3,470,000           403,488
Swaziland (Kingdom of) Credit
Linked Nts., 7.25%, 6/20/10                             1,120,000         1,076,880

                                                        PRINCIPAL             VALUE
                                                           AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.,
High Yield Targeted Return Index
Securities, Series 2005-1,
7.651%, 6/15/15 4,16                               $    4,390,244   $     4,575,863
-----------------------------------------------------------------------------------
Lehman Brothers International:
Romania (The State of) Total
Return Linked Nts.,
7.90%, 2/8/10 (linked to
Romanian Treasury Bills) [RON]                            821,400           288,395
Turkey (Republic of) Total Return
Linked Nts., 15%, 2/11/10 (linked
to Turkish Treasury Bills) [TRY]                        1,635,000         1,398,437
Turkey (Republic of) Total Return
Linked Nts., 20%, 10/17/07 (linked
to Turkish Treasury Bills)                                410,938           507,508
-----------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
Romania (The State of) Total
Return Linked Nts.,
6.50%, 3/8/10 (linked to
Romanian Treasury Bills) [RON]                          2,228,300           734,924
Romania (The State of) Total
Return Linked Nts.,
6.75%, 3/10/08 (linked to
Romanian Treasury Bills) [RON]                          2,600,000           863,783
Romania (The State of) Total
Return Linked Nts.,
7.25%, 4/18/10 (linked to
Romanian Treasury Bills) [RON]                            213,000            71,884
Romania (The State of) Total
Return Linked Nts.,
7.50%, 3/5/07 (linked to
Romanian Treasury Bills) [RON]                            354,000           120,046
Romania (The State of) Total
Return Linked Nts.,
7.75%, 4/18/08 (linked to
Romanian Treasury Bills) [RON]                            512,000           173,356
Romania (The State of) Total
Return Linked Nts.,
7.75%, 4/18/08 (linked to
Romanian Treasury Bills) [RON]                            199,000            67,379
Romania (The State of) Total
Return Linked Nts.,
7.90%, 2/11/08 (linked to
Romanian Treasury Bills) [RON]                          1,885,100           649,061
Turkey (Republic of) Total
Return Linked Nts.,
15%, 2/10/10 [TRY]                                      4,490,000         3,866,952
-----------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
Brazil (Federal Republic of)
Sr. Sub. Linked Nts.,
15.45%, 1/2/14 [BRR]                                    3,400,000         1,361,425
Philippines (Republic of) Credit
Linked Nts., 8.619%, 9/20/15                            1,230,000         1,264,231
Philippines (Republic of) Credit
Linked Nts., 8.652%, 9/20/15 1                         10,300,000        11,061,582


                     28 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                        PRINCIPAL             VALUE
                                                           AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------
STRUCTURED NOTES Continued
-----------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.: Continued
United Mexican States Credit
Linked Nts., 5.64%, 11/20/15                          $ 2,000,000   $     2,019,720
Venezuela (Republic of)
10 yr. Credit Linked Nts.,
7.85%, 11/20/15                                         1,885,000         1,931,880
Venezuela (Republic of) Credit
Linked Nts., 6.49%, 5/20/10                             1,480,000         1,477,765
Venezuela (Republic of) Credit
Linked Nts., 7.382%, 5/20/10                            1,900,000         2,043,013
-----------------------------------------------------------------------------------
Redwood Capital VI Ltd.,
8.165% Nts., 1/9/07 1,4                                   250,000           245,488
-----------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./
Foundation RE Ltd. Catastrophe
Linked Nts., 8.45%, 11/24/08 1,2                          500,000           501,263
-----------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./
Oak Capital Ltd. Catastrophe
Linked Nts., 9.241%, 6/15/07 1,4                          250,000           247,738
-----------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./
Pioneer 2002 Ltd. Sec.
Catastrophe Linked Nts.:
Series 2002, Cl. A-A,
10.491%, 6/15/06 1,2                                      250,000           254,200
Series 2002-1, Cl. E-A,
8.741%, 6/15/06 1                                         500,000           500,950
Series 2003-II, Cl. A-A,
10.491%, 6/15/06 1,4                                      500,000           508,475
-----------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./
Redwood Capital V Catastrophe
Linked Nts., 8.265%, 1/9/07 1,4                         1,250,000         1,228,750
-----------------------------------------------------------------------------------
UBS AG:
Israel (State of) Credit Linked Nts.,
7.50%, 4/5/14 [ILS]                                     4,792,700         1,181,389
OAO Gazprom III Credit Nts.,
6.81%, 7/5/06                                           1,980,000         2,072,803
                                                                    ---------------
Total Structured Notes
(Cost $174,975,131)                                                     177,908,299

                                 DATE   STRIKE          CONTRACTS
-----------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
-----------------------------------------------------------------------------------
Japanese Yen
Put 4,15                       3/2/06   122.50JPY   2,223,000,000            28,588
-----------------------------------------------------------------------------------
Mexican Neuvo
Peso Call 15                  3/15/06     9.13MXN      61,205,000            93,706
-----------------------------------------------------------------------------------
Mexican Nuevo
Peso Call 15                 10/12/06    11.40MXN      12,312,000            14,695
-----------------------------------------------------------------------------------
Mexican Nuevo
Peso Put 15                  10/12/06    11.40MXN      12,312,000            60,473
                                                                    ---------------
Total Options Purchased (Cost $275,033)                                     197,462

                                                         NOTIONAL             VALUE
                                 DATE   STRIKE             AMOUNT        SEE NOTE 1
-----------------------------------------------------------------------------------
SWAPTIONS PURCHASED--0.0%
-----------------------------------------------------------------------------------
Australian Dollar
Call 15
(Cost $36,939)                 2/9/06   5.67AUD     $  12,000,000   $        15,820

                                                        PRINCIPAL
                                                           AMOUNT
-----------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--10.5% 18
-----------------------------------------------------------------------------------
Undivided interest of 8.86% in joint
repurchase agreement (Principal
Amount/Value $1,414,200,000, with
a maturity value of $1,414,844,247)
with UBS Warburg LLC, 4.10%, dated
12/30/05, to be repurchased at
$125,359,082 on 1/3/06, collateralized
by Federal Home Loan Mortgage Corp.,
5%, 1/1/35, with a value of $157,513,104
and Federal National Mortgage Assn.,
5%--5.50%, 3/1/34--10/1/35, with
a value of $1,301,420,187
(Cost $125,302,000)                                 $ 125,302,000       125,302,000
-----------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $1,260,837,782)                                                 1,268,943,003

-----------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--2.3%
-----------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.3%
Undivided interest of 0.87% in joint
repurchase agreement (Principal
Amount/Value $3,150,000,000, with
a maturity value of $3,151,501,500)
with Nomura Securities, 4.29%, dated
12/30/05, to be repurchased at
$27,483,173 on 1/3/06, collateralized
by U.S. Agency Mortgages,
3.34%--9.50%, 6/1/08--5/1/38,
with a value of $3,213,000,000 19
(Cost $27,470,079)                                     27,470,079        27,470,079

-----------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $1,288,307,861)                                       108.4%    1,296,413,082
-----------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                        (8.4)    (100,164,823)
                                                  ---------------------------------
NET ASSETS                                                  100.0%  $ 1,196,248,259
                                                  =================================


                     29 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:

ARP        Argentine Peso

AUD        Australian Dollar

BRR        Brazilian Real

CAD        Canadian Dollar

COP        Colombian Peso

DEM        German Mark

DOP        Dominican Republic Peso

EGP        Egyptian Pounds

EUR        Euro

GBP        British Pound Sterling

ILS        Israeli Shekel

JPY        Japanese Yen

MXN        Mexican Nuevo Peso

MYR        Malayasian Ringget

NZD        New Zealand Dollar

PEN        Peruvian New Sol

PLZ        Polish Zloty

RON        New Romanian Leu

RUR        Russian Ruble

TRY        New Turkish Lira

UAH        Ukraine Hryvnia

ZAR        South African Rand

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $80,251,730 or 6.71% of the Fund's net assets as of December 31, 2005.

3. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2005 was $47,375,687, which represents 3.96% of the Fund's net assets, of which $96,286 is considered restricted. In addition, the Fund has restricted currency of $371,241, which represents 0.03% of the Fund's net assets. See Note 12 of Notes to Financial Statements.

5. When-issued security or forward commitment to be delivered and settled after December 31, 2005. See Note 1 of Notes to Financial Statements.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $6,850,077 or 0.57% of the Fund's net assets as of December 31, 2005.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $3,956,813. See Note 6 of Notes to Financial Statements.

9. Partial or fully-loaned security. See Note 13 of Notes to Financial
Statements.

10. A sufficient amount of liquid assets has been designated to cover outstanding written swaptions. See Note 11 of Notes to Financial Statements.

11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

12. Received as the result of issuer reorganization.

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Interest or dividend is paid-in-kind.

15. Non-income producing security.

16. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

17. Denotes an inflation indexed security: coupon and principal are indexed to the consumer price index.

18. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

19. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 13 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     30 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Investments, at value (including cost and market value of $125,302,000 in repurchase agreements)
(including securities loaned of $66,657,680) (cost $1,288,307,861)--see accompanying statement of investments   $ 1,296,413,082
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                  3,035,063
--------------------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $358,193)                                                                                371,241
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                                 3,986,156
--------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                                             2,788,117
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                           12,978,868
Investments sold (including $9,779,621 sold on a when-issued basis or forward commitment)                             9,795,720
Shares of beneficial interest sold                                                                                    5,750,231
Other                                                                                                                    17,044
                                                                                                                ----------------
Total assets                                                                                                      1,335,135,522

--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
Swaptions written, at value (premiums received $36,900)                                                                   8,630
--------------------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                                           27,470,079
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                                 1,371,300
--------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                                             1,992,458
--------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $95,060,388 purchased on a when-issued basis or forward commitment)                106,524,898
Closed foreign currency contracts                                                                                       563,050
Distribution and service plan fees                                                                                      362,732
Shares of beneficial interest redeemed                                                                                  249,036
Futures margins                                                                                                         178,191
Shareholder communications                                                                                               44,829
Trustees' compensation                                                                                                   20,457
Transfer and shareholder servicing agent fees                                                                             1,753
Other                                                                                                                    99,850
                                                                                                                ----------------
Total liabilities                                                                                                   138,887,263

--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                      $ 1,196,248,259
                                                                                                                ================

--------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                      $       231,943
--------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                        1,150,832,286
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                    53,188,525
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                                      (20,030,738)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
currencies                                                                                                           12,026,243
                                                                                                                ----------------
NET ASSETS                                                                                                       $1,196,248,259
                                                                                                                ================

--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $538,141,288 and 105,224,169 shares of beneficial interest outstanding)                 $          5.11
--------------------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share
(based on net assets of $658,106,971 and 126,719,264 shares of beneficial interest outstanding)                 $          5.19

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     31 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Interest                                                                  $  50,322,310
----------------------------------------------------------------------------------------
Fee income                                                                      937,626
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $22,009)                         590,854
----------------------------------------------------------------------------------------
Portfolio lending fees                                                           39,168
                                                                          --------------
Total investment income                                                      51,889,958

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                               6,559,031
----------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                            1,018,455
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                               10,290
Service shares                                                                   10,207
----------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                               52,041
Service shares                                                                   40,045
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                     108,800
----------------------------------------------------------------------------------------
Trustees' compensation                                                           20,514
----------------------------------------------------------------------------------------
Administration service fees                                                       1,500
----------------------------------------------------------------------------------------
Other                                                                            90,400
                                                                          --------------
Total expenses                                                                7,911,283
Less reduction to custodian expenses                                            (53,565)
                                                                          --------------
Net expenses                                                                  7,857,718

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        44,032,240

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                  14,709,707
Closing and expiration of option contracts written                                8,952
Closing and expiration of swaption contracts                                   (266,649)
Closing and expiration of futures contracts                                  (3,002,682)
Foreign currency transactions                                                 6,837,067
Swap contracts                                                               (3,522,835)
                                                                          --------------
Net realized gain                                                            14,763,560
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 (11,011,988)
Translation of assets and liabilities denominated in foreign currencies     (25,607,465)
Futures contracts                                                               920,452
Option contracts                                                                 12,121
Swaption contracts                                                                4,677
Swap contracts                                                                2,254,162
                                                                          --------------
Net change in unrealized appreciation                                       (33,428,041)

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  25,367,759
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     32 | OPPENHEIMER STRATEGIC BOND FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                             2005            2004
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $    44,032,240   $  32,017,472
-------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                             14,763,560       7,611,909
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                        (33,428,041)     25,007,424
                                                                                         --------------------------------
Net increase in net assets resulting from operations                                          25,367,759      64,636,805

-------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                           (28,059,108)    (29,467,620)
Service shares                                                                               (12,131,395)     (5,049,740)

-------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                           (62,203,962)     23,501,705
Service shares                                                                               415,654,659     152,771,336

-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
Total increase                                                                               338,627,953     206,392,486
-------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          857,620,306     651,227,820
                                                                                         --------------------------------
End of period (including accumulated net investment income of $53,188,525 and
$39,051,911, respectively)                                                               $ 1,196,248,259   $ 857,620,306
                                                                                         ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     33 | OPPENHEIMER STRATEGIC BOND FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES   YEAR ENDED DECEMBER 31,           2005          2004          2003        2002        2001
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    5.21     $    5.05     $    4.57   $    4.62   $    4.69
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .25 1         .22 1         .22         .29         .41
Net realized and unrealized gain (loss)                (.12)          .20           .56         .03        (.19)
                                                  --------------------------------------------------------------
Total from investment operations                        .13           .42           .78         .32         .22
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.23)         (.26)         (.30)       (.37)       (.29)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    5.11     $    5.21     $    5.05   $    4.57   $    4.62
                                                  ==============================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     2.67%         8.67%        18.07%       7.44%       4.85%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 538,141     $ 614,915     $ 571,445   $ 406,126   $ 351,686
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 550,201     $ 584,878     $ 472,213   $ 374,519   $ 330,711
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  4.91%         4.50%         5.61%       6.89%       8.78%
Total expenses                                         0.71%         0.74%         0.75%       0.79%       0.79%
Expenses after payments and waivers and
reduction to custodian expenses                        0.71%         0.74%         0.75%       0.78%       0.79%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  98% 4         88% 4        117%         65%        104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
   Year Ended December 31, 2005             $ 890,029,144          $ 873,786,459
   Year Ended December 31, 2004               959,649,113            973,488,511

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     34 | OPPENHEIMER STRATEGIC BOND FUND/VA

SERVICE SHARES   YEAR ENDED DECEMBER 31,               2005          2004          2003        2002      2001 1
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    5.29     $    5.13     $    4.67   $    4.73   $    4.64
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .21 2         .19 2         .27         .03         .15
Net realized and unrealized gain (loss)                (.08)          .22           .49         .28        (.06)
                                                  --------------------------------------------------------------
Total from investment operations                        .13           .41           .76         .31         .09
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.23)         (.25)         (.30)      (.37)          --
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    5.19     $    5.29     $    5.13   $    4.67   $    4.73
                                                  ==============================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     2.48%         8.43%        17.16%       7.03%       1.94%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 658,107     $ 242,705     $  79,782   $   8,138   $       4
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 408,515     $ 150,040     $  34,744   $   2,307   $       2
----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  4.20%         3.82%         4.57%       5.40%       8.17%
Total expenses                                         0.96%         0.99%         1.02%       1.06%       0.92%
Expenses after payments and waivers and
reduction to custodian expenses                        0.96%         0.99%         1.02%       1.03%       0.92%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  98% 5         88% 5        117%         65%        104%

1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------

   Year Ended December 31, 2005               $ 890,029,144        $ 873,786,459
   Year Ended December 31, 2004                 959,649,113          973,488,511

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     35 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2005, the market value of these securities comprised 14.9% of the Fund's net assets and resulted in unrealized cumulative gains of $2,933,168.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may,


                     36 | OPPENHEIMER STRATEGIC BOND FUND/VA
from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2005, the Fund had purchased $95,060,388 of securities issued on a when-issued basis or forward commitment and sold $9,779,621 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2005, securities with an aggregate market value of $3,102,188, representing 0.26% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                     37 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                          NET UNREALIZED
                                                                      APPRECIATION BASED
                                                                   ON COST OF SECURITIES
UNDISTRIBUTED    UNDISTRIBUTED                                     AND OTHER INVESTMENTS
NET INVESTMENT       LONG-TERM                  ACCUMULATED LOSS      FOR FEDERAL INCOME
INCOME                    GAIN            CARRYFORWARD 1,2,3,4,5            TAX PURPOSES
----------------------------------------------------------------------------------------
$ 55,828,861              $ --                       $18,517,354              $8,288,247

1. As of December 31, 2005, the Fund had $17,223,723 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2005, details of the capital loss carryforwards were as follows:

                    EXPIRING
                    ------------------------------
                    2007            $      203,423
                    2008                   253,735
                    2009                 9,904,928
                    2010                 6,861,637
                                    --------------
                    Total           $   17,223,723
                                    ==============

2. As of December 31, 2005, the Fund had $878,699 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2014.

3. The Fund had $414,932 of straddle losses which were deferred.

4. During the fiscal year ended December 31, 2005, the Fund utilized $4,343,176 of capital loss carryforward to offset capital gains realized in that fiscal year.

5. During the fiscal year ended December 31, 2004, the Fund utilized $1,200,449 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                  INCREASE TO         INCREASE TO ACCUMULATED
                  ACCUMULATED NET           NET REALIZED LOSS
                  INVESTMENT INCOME            ON INVESTMENTS
                  -------------------------------------------
                  $10,294,877                     $10,294,877

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                           YEAR ENDED           YEAR ENDED
                                    DECEMBER 31, 2005    DECEMBER 31, 2004
      --------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                   $  40,190,503         $ 34,517,360


                     38 | OPPENHEIMER STRATEGIC BOND FUND/VA

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

          Federal tax cost of securities             $   1,287,851,686
          Federal tax cost of other investments            (31,303,462)
                                                     -----------------
          Total federal tax cost                     $   1,256,548,224
                                                     =================

          Gross unrealized appreciation              $      32,240,903
          Gross unrealized depreciation                    (23,952,656)
                                                     -----------------
          Net unrealized appreciation                $       8,288,247
                                                     =================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                     39 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            YEAR ENDED DECEMBER 31, 2005    YEAR ENDED DECEMBER 31, 2004
                                                 SHARES           AMOUNT         SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                         23,774,819   $  120,696,837     24,003,073   $  119,433,508
Dividends and/or distributions reinvested     5,623,068       28,059,108      6,088,351       29,467,620
Redeemed                                    (42,307,482)    (210,959,907)   (25,208,632)    (125,399,423)
                                            -------------------------------------------------------------
Net increase (decrease)                     (12,909,595)  $  (62,203,962)     4,882,792   $   23,501,705
                                            =============================================================

---------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                         80,659,335   $  414,986,342     31,450,838   $  158,302,695
Dividends and/or distributions reinvested     2,388,070       12,131,395      1,026,369        5,049,740
Redeemed                                     (2,226,542)     (11,463,078)    (2,125,979)     (10,581,099)
                                            -------------------------------------------------------------
Net increase                                 80,820,863   $  415,654,659     30,351,228   $  152,771,336
                                            =============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                                               PURCHASES            SALES
-----------------------------------------------------------------------------------------
Investment securities                                     $  760,393,218    $ 681,724,411
U.S. government and government agency obligations            238,376,693       52,518,620
To Be Announced (TBA) mortgage-related securities            890,029,144      873,786,459

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2005, the Fund paid $20,449 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.


                     40 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                             CONTRACT
                                          EXPIRATION           AMOUNT       VALUATION AS OF      UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                           DATES           (000S)         DEC. 31, 2005    APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso [ARP]                   1/5/06-2/2/06           16,875 ARP   $     5,537,498   $          --   $     75,625
Brazilian Real [BRR]                  1/17/06-1/5/10           41,189 BRR        18,998,814       1,172,694        152,194
British Pound Sterling [GBP]                  3/9/06              600 GBP         1,032,215              --         10,723
Canadian Dollar [CAD]                        1/23/06            6,120 CAD         5,268,392          38,912             --
Chiliean Peso [CLP]                           1/6/06          530,000 CLP         1,030,467          27,154             --
Colombian Peso [COP]                          1/5/06        7,439,412 COP         3,253,389              --         18,306
Euro [EUR]                           1/17/06-2/14/06           37,000 EUR        43,876,406          10,306        174,681
Indonesian Rupiah [IDR]                       4/3/06       29,080,000 IDR         2,927,018              --          5,912
Indian Rupee [INR]                            1/5/06          207,900 INR         4,618,721         122,996             --
Japanese Yen [JPY]                            1/6/06          484,000 JPY         4,107,120              --        134,215
Mexican Nuevo Peso [MXN]             1/17/06-4/25/06           81,140 MXN         7,584,773         120,083             --
Swedish Krone [SEK]                          2/13/06           82,490 SEK        10,417,607          20,723          6,689
Swiss Franc [CHF]                             2/2/06            6,800 CHF         5,192,699              --         14,849
Thailand Baht [THB]                          1/17/06          158,000 THB         3,849,981              --          1,799
Turkish Lira [TRY]                    1/17/06-2/1/08           12,284 TRY        10,613,182         423,589          1,755
                                                                                              ----------------------------
                                                                                                  1,936,457        596,748
                                                                                              ----------------------------
CONTRACTS TO SELL
Australian Dollar [AUD]                       3/6/06            9,920 AUD         7,257,953          75,134             --
Brazilian Real [BRR]                          2/2/06           30,410 BRR        12,869,918          80,152             --
British Pound Sterling [GBP]          1/17/06-3/8/06           10,340 GBP        17,788,468         593,667             --
Canadian Dollar [CAD]                        2/17/06              355 CAD           305,824              --          8,005
Chinese Renminbi (Yuan) [CNY]                1/17/06           36,600 CNY         4,547,201              --            391
Euro [EUR]                           1/24/06-5/18/06           38,850 EUR        46,091,367         538,185         49,549
Japanese Yen [JPY]                    1/10/06-4/5/06        7,558,000 JPY        64,342,685         491,826        438,432
New Zealand Dollar [NZD]                     2/21/06           15,240 NZD        10,360,117         137,457            523
Swedish Krone [SEK]                          1/17/06           36,600 SEK         4,613,051          60,741             --
Swiss Franc [CHF]                            1/17/06            5,950 CHF         4,536,115          72,537             --
Taiwan Dollar [TWD]                          1/17/06          151,600 TWD         4,627,822              --         92,295
South African Rand [ZAR]             1/11/06-1/12/06           21,320 ZAR         3,366,318              --        185,357
                                                                                              ----------------------------
                                                                                                  2,049,699        774,552
                                                                                              ----------------------------
Total unrealized appreciation and depreciation                                                $   3,986,156   $  1,371,300
                                                                                              ============================


                     41 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS   Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2005, the Fund had outstanding futures contracts as follows:

                                                                                                 UNREALIZED
                                               EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                DATES   CONTRACTS    DECEMBER 31, 2005   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Amsterdam Exchange Index                          1/20/06          19       $    1,966,200        $  18,046
DAX Index                                         3/17/06          12            1,931,405           36,529
Euro-Bundesobligation, 10 yr.                      3/8/06          90           12,982,111           88,871
FTSE 100 Index                                    3/17/06           4              386,491            5,892
Nikkei 225 Index                                   3/9/06           3              408,276           22,627
Standard & Poor's ASX 200 Index                   3/16/06          22            1,905,951           52,759
Standard & Poor's/MIB Index, 10 yr.               3/17/06           9            1,906,987           38,454
U.S. Long Bonds                                   3/22/06         387           44,190,563          633,438
U.S. Treasury Nts., 2 yr.                         3/31/06         200           41,037,500           34,878
U.S. Treasury Nts., 10 yr.                        3/22/06         329           35,994,656          177,443
                                                                                                  ---------
                                                                                                  1,108,937
                                                                                                  ---------


                     42 | OPPENHEIMER STRATEGIC BOND FUND/VA

                                                                                                 UNREALIZED
                                               EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                DATES   CONTRACTS    DECEMBER 31, 2005   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
CAC-40 10 Index                                   1/20/06          38       $    2,122,758        $ (11,191)
DAX Index                                         3/17/06          12            1,931,405          (37,701)
Euro-Bundesobligation, 10 yr.                      3/8/06          22            3,173,405          (22,238)
FTSE 100 Index                                    3/17/06          41            3,961,530          (61,634)
Japan (Government of) Mini Bonds, 10 yr.           3/8/06          20            2,329,249           (7,971)
NASDAQ 100 E-Mini Index                           3/17/06         112            3,716,160            2,043
Nikkei 225 Index                                   3/9/06          42            5,715,860         (193,395)
OMXS 30 Index                                     1/27/06         179            2,167,512          (45,452)
Standard & Poor's 500 Index                       3/16/06          77           24,154,900          215,311
United Kingdom Long Gilt                          3/29/06           3              590,730           (7,123)
U.S. Treasury Nts., 2 yr.                         3/31/06          49           10,054,188           (6,066)
U.S. Treasury Nts., 5 yr.                         3/22/06         222           23,608,313          (43,285)
U.S. Treasury Nts., 10 yr.                        3/22/06         359           39,276,844         (179,572)
                                                                                                  ----------
                                                                                                   (398,274)
                                                                                                  ----------
                                                                                                  $ 710,663
                                                                                                  ==========

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2005 was as follows:

                                                                   CALL OPTIONS                PUT OPTIONS
                                                         ----------------------     -----------------------
                                                         PRINCIPAL/                 PRINCIPAL/
                                                          NUMBER OF   AMOUNT OF      NUMBER OF   AMOUNT OF
                                                          CONTRACTS    PREMIUMS      CONTRACTS    PREMIUMS
-----------------------------------------------------------------------------------------------------------
Options outstanding as of December 31, 2004                     945   $   2,661      2,325,000   $   5,357
Options written                                               3,570       3,188             --          --
Options closed or expired                                    (4,515)     (5,849)    (2,325,000)     (5,357)
                                                         --------------------------------------------------
Options outstanding as of December 31, 2005                      --   $      --             --   $      --
                                                         ==================================================


                     43 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT SWAP CONTRACTS

The Fund may enter into a credit default swap contract to seek to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Credit default swap contracts are subject to credit risks (for example if the counterparty fails to meet its obligations).

      As a purchaser of a credit default swap contract, the Fund pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain. Information regarding such credit swaps as of December 31, 2005 is as follows:

                                                                                    NOTIONAL
                                                                                      AMOUNT         ANNUAL
                                                                                 RECEIVED BY       INTEREST        UNREALIZED
                                                                               THE FUND UPON      RATE PAID      APPRECIATION
COUNTERPARTY                   REFERENCED DEBT OBLIGATION                       CREDIT EVENT    BY THE FUND    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets
Limited London, UK             Republic of Hungary 4.50% Bond                  $   2,300,000           0.40%   $        1,088
------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank                  Philippine Government Bond                          2,000,000           3.69            35,000
------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase New York, NY:
                               Kingdom of Jordan 6% Step-up Bond                     250,000           2.00              (873)
                               Russian Federation 2.50% Step-up Bond                 730,000           2.40           (77,615)
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                               Brazil 12.25% Global Bond                           3,000,000           6.15          (497,594)
                               General Motors 7.125% Bond                            700,000           5.45            35,000
                               General Motors 7.125% Bond                          1,300,000           4.40            71,500
------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                               Republic of Colombia 10.375% Bond                   1,080,000           3.70          (109,602)
                               Turkey Government 11.875% International Bond        1,560,000           3.22          (134,409)
                               Ukrainian Government Bond                             346,000           1.65            (1,946)
------------------------------------------------------------------------------------------------------------------------------
UBS AG, London Branch          Federal Republic of Brazil 12.25% Bond                900,000           4.50           (93,368)
                                                                                                               ---------------
                                                                                                               $     (772,819)
                                                                                                               ===============

As a seller of a credit default swap contract, the Fund receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Fund receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss. Information regarding such credit swaps as of December 31, 2005 is as follows:

                                                                                    NOTIONAL         ANNUAL
                                                                                 AMOUNT PAID  INTEREST RATE        UNREALIZED
                                                                                 BY THE FUND    RECEIVED BY      APPRECIATION
COUNTERPARTY                   REFERENCED DEBT OBLIGATION                  UPON CREDIT EVENT       THE FUND    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:
                               General Motors 7.125% Bond                        $   700,000           9.80%   $      (78,015)
                               General Motors 7.125% Bond                          1,300,000           5.55          (282,815)
------------------------------------------------------------------------------------------------------------------------------
UBS AG, London Branch          Federal Republic of Brazil 12.25% Bond              3,055,000           3.80           239,903
                                                                                                               ---------------
                                                                                                               $     (120,927)
                                                                                                               ===============


                     44 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
9.INTEREST RATE SWAP CONTRACTS

The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability) on the Statement of Assets and Liabilities. The Fund also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain (loss) on the Statement of Operations.

      Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

As of December 31, 2005, the Fund had entered into the following interest rate swap agreements:

                                                       FIXED RATE    FLOATING RATE
                                                          PAID BY      RECEIVED BY                                      UNREALIZED
                                     NOTIONAL         THE FUND AT      THE FUND AT       FLOATING    TERMINATION      APPRECIATION
SWAP COUNTERPARTY                      AMOUNT       DEC. 31, 2005    DEC. 31, 2005     RATE INDEX          DATES    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets                                                                Six-Month
Holdings, Inc.:                     1,260,000 PLZ           5.900%           5.520%          WIBO        3/24/10    $       21,463

                                                                                        Six-Month
                                    2,016,000 PLZ           4.350            5.550           WIBO        3/24/10            35,109
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston                                                             28-Day MXN
International                       9,530,000 MXN           8.900           10.000           TIIE         7/9/15            58,910
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc.                                                        Six-Month
(Nassau Branch)                     3,640,000 PLZ           4.910            4.480           WIBO         7/1/10           (22,674)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Six-Month
Deutsche Bank AG                      930,000               3.660            5.250          LIBOR        6/23/15            74,003
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 5 yr.:                                                                   90-Day
                                   55,240,000 TWD           2.585            1.360           CPTW        8/19/09           (39,818)
                                   74,350,000 INR           4.880            5.012            IRS        1/15/09            57,230
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Three-Month
Deutsche Bank AG, 10 yr.           10,000,000               3.780            5.320      BBA LIBOR        5/12/14           304,662
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:
                                   15,887,992 BRR          19.730           17.180           BZDI         1/2/08           116,505
                                    1,682,090 BRR          18.250           17.720           BZDI         1/2/07                --
                                    2,744,000 BRR          19.200           18.160           BZDI         1/2/08            46,558
                                    4,710,000 MXN           8.615           10.000       MXN TIIE        6/24/15            29,995
                                    9,160,000 MXN           9.155           10.220       MXN TIIE        1/30/15            70,396
                                    7,875,000 MXN           9.110           10.430       MXN TIIE        5/29/15            70,924
                                    7,875,000 MXN           9.053           10.300       MXN TIIE         6/1/15            64,522
                                    7,990,000 MXN           9.000           10.290       MXN TIIE        6/14/15            64,885


                     45 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

                                                       FIXED RATE    FLOATING RATE
                                                          PAID BY      RECEIVED BY                                      UNREALIZED
                                     NOTIONAL         THE FUND AT      THE FUND AT       FLOATING    TERMINATION      APPRECIATION
SWAP COUNTERPARTY                      AMOUNT       DEC. 31, 2005    DEC. 31, 2005     RATE INDEX          DATES    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The):
                                    3,307,000 BRR          18.630%          18.000%          BZDI         1/2/07    $        8,113
                                    1,314,230 BRR          18.250           17.170           BZDI         1/2/08             6,036
                                    1,606,280 BRR          18.250           17.170           BZDI         1/2/08             7,377
                                    9,100,000 MXN           8.565           10.700       MXN TIIE         5/8/15            96,552
                                    6,090,000 MXN           8.650            9.410       MXN TIIE        8/31/20            10,680
                                   12,220,000 MXN           8.625            9.500       MXN TIIE        8/28/25            20,576
                                   18,300,000 MXN           8.650            9.510       MXN TIIE        8/26/25            32,541
                                   11,510,000 MXN           8.650            9.740       MXN TIIE         1/5/10            48,889
                                   23,010,000 MXN           8.900            9.840       MXN TIIE       12/31/09           105,173
                                    4,100,000 MXN           8.588           10.850       MXN TIIE         3/5/15            47,142
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:                                                                    Six-Month
                                  245,400,000 HUF           6.630            7.000     LIBOR flat        7/14/08             3,093
                                                                                       28-Day MXN
                                   14,620,000 MXN           8.650           10.880           TIIE       11/16/14           166,418
                                    9,700,000 MXN           9.140            9.760       MXN TIIE        8/17/15            46,099
                                                                                      Three-Month
                                  100,000,000               3.870            4.430          LIBOR         9/1/10          (629,723)
                                                                                      Three-Month
                                    1,820,000               3.680            4.940      BBA LIBOR        4/30/14             8,170
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Three-Month
JPMorgan Chase Bank, 10 yr.        35,000,000               4.290            4.985      BBA LIBOR         5/6/14           255,049
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:                                                                       28-Day MXN
                                    9,440,000 MXN           8.900            9.990           TIIE        7/19/15            56,597
                                                                                        Six-Month
                                    4,680,000 PLZ           4.470            4.530           WIBO         7/5/10           (23,020)
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                                    1,760,273 BRR          18.680           16.880           BZDI         1/2/08             2,417
                                    3,540,000 BRR          19.720           17.590           BZDI         1/2/07             6,120
                                                                                        Six-Month
                                  178,000,000 JPY           1.522            0.406      BBA LIBOR        10/5/13              (986)
                                                                                        Six-Month
                                  603,000,000 JPY           0.376            0.670      BBA LIBOR        10/5/08               189
                                                                                      Three-Month
                                    4,940,000 ZAR           7.000            8.140           JIBA        5/18/10            21,996
                                                                                                                    ---------------
                                                                                                                    $    1,248,168
                                                                                                                    ===============

Notional amount is reported in U.S. Dollars, except for those denoted in the following currencies:

BRR        Brazilian Real

HUF        Hungary Forints

INR        Indian Rupee

JPY        Japanese Yen

MXN        Mexican Nuevo Peso

PLZ        Polish Zloty

TWD        New Taiwan Dollar

ZAR        South African Rand

Index abbreviations are as follows:

BBA LIBOR  British Bankers' Association London-Interbank Offered Rate

BZDI       Brazil Cetip Interbank Deposit Rate

CPTW       Bloomberg Taiwan Secondary Commercial Papers

IRS        India Swap Composites

JIBA       South Africa Johannesburg Interbank Agreed Rate

LIBOR      London-Interbank Offered Rate

MXN TIIE   Mexican Peso-Interbank Equilibrium Interest Rate

WIBO       Poland Warsaw Interbank Offer Bid Rate


                     46 | OPPENHEIMER STRATEGIC BOND FUND/VA

--------------------------------------------------------------------------------
10. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the valuation of such contracts as well as the amount due to (owed by) the Fund at termination or settlement is combined and separately disclosed as an asset (liability) on the Statement of Assets and Liabilities. The Fund also records any periodic payments received from (paid to) the counterparty under such contracts as realized gain
(loss) on the Statement of Operations. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of December 31, 2005, the Fund had entered into the following total return swap agreements:

                                                                                    NOTIONAL    TERMINATION        UNREALIZED
COUNTERPARTY                   SWAP DESCRIPTION                                       AMOUNT          DATES      APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG               Six-Month BBA LIBOR                              $  1,620,000        5/13/15      $    186,249
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The):
                               Six-Month BBA LIBOR                                   920,000        1/14/15           115,603
                               Six-Month BBA LIBOR                                   920,000        1/20/15           126,533

                               Received or paid monthly. If the sum of the
                               Lehman Brothers CMBS Index Payer Payment
                               Amount and the Floating Rate Payer Payment
                               Amount is positive, the Counterparty will pay
                               such amount to the Fund. If the sums are
                               negative, then the Fund shall pay the absolute
                               value of such amount to the Counterparty.           4,550,000         6/1/06            12,852
                                                                                                                 ------------
                                                                                                                 $    441,237
                                                                                                                 ============

Abbreviations are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

CMBS        Commercial Mortgage Backed Securities

--------------------------------------------------------------------------------
11. SWAPTION TRANSACTIONS

The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

Written swaption activity for the year ended December 31, 2005 was as follows:

                                                               CALL SWAPTIONS              PUT SWAPTIONS
                                                 ----------------------------   -------------------------
                                                      NOTIONAL      AMOUNT OF      NOTIONAL    AMOUNT OF
                                                        AMOUNT       PREMIUMS        AMOUNT     PREMIUMS
---------------------------------------------------------------------------------------------------------
Swaptions outstanding as of December 31, 2004    $   6,670,000    $    66,002   $ 8,240,000   $   28,460
Swaptions written                                   48,315,000        284,045            --           --
Swaptions closed or expired                        (45,985,000)      (313,147)   (8,240,000)     (28,460)
                                                 --------------------------------------------------------
Swaptions outstanding as of December 31, 2005    $   9,000,000    $    36,900   $        --   $       --
                                                 ========================================================

As of December 31, 2005, the Fund had entered into the following swaption contracts:

                                               NOTIONAL   EXPIRATION   EXERCISE     PREMIUM        VALUE
SWAPTIONS                                        AMOUNT         DATE      PRICE    RECEIVED   SEE NOTE 1
--------------------------------------------------------------------------------------------------------
U.S. Dollar                                  $9,000,000       2/9/06   $   4.74    $ 36,900   $    8,630


                     47 | OPPENHEIMER STRATEGIC BOND FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities and currency is as follows:

                                                                                                               UNREALIZED
                                                             ACQUISITION                 VALUATION AS OF     APPRECIATION
SECURITY                                                           DATES        COST   DECEMBER 31, 2005   (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B, Escrow Shares              1/4/01   $     840        $         --   $         (840)
Huntsman Corp.                                                   7/15/04      39,675              96,044           56,369
Prandium, Inc.                                           3/19/99-9/25/02     284,000                 242         (283,758)

CURRENCY
Argentine Peso                                         11/30/05-12/29/05     358,193             371,241           13,048
                                                                           -----------------------------------------------
                                                                           $ 682,708         $   467,527   $     (215,181)
                                                                           ===============================================

--------------------------------------------------------------------------------
13. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2005, the Fund had on loan securities valued at $66,657,680. Collateral of $67,772,157 was received for the loans, of which $27,470,079 was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
14. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                     48 | OPPENHEIMER STRATEGIC BOND FUND/VA

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                     49 | OPPENHEIMER STRATEGIC BOND FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER STRATEGIC BOND FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Bond Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Bond Fund/VA as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006


                     50 | OPPENHEIMER STRATEGIC BOND FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2005 which are not designated as capital gain distributions should be multiplied by 0.32% to arrive at the amount eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     51 | OPPENHEIMER STRATEGIC BOND FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     52 | OPPENHEIMER STRATEGIC BOND FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur P. Steinmetz and the Manager's international and quantitative fixed income investment team and analysts. Mr. Steinmetz has had over 23 years of experience managing fixed income investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other general bond funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were all better than its peer group median.


                     53 | OPPENHEIMER STRATEGIC BOND FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited/Continued
--------------------------------------------------------------------------------

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other flexible income, multi-sector income and general bond funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are higher than its peer group median and average, however, its total expenses are lower than both its peer group median and average. In light of this and of the Fund's strong performance, the Board concluded that the management fee was reasonable.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                     54 | OPPENHEIMER STRATEGIC BOND FUND/VA

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD         PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
WITH THE FUNDS, LENGTH OF      NUMBER OF PORTFOLIOS IN THE FUNDS COMPLEX CURRENTLY OVERSEEN
SERVICE, AGE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                       80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                               DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since
Chairman of the Board of       1991), Centennial State Mortgage Company (since 1994), and The El Paso Mortgage Company (since 1993);
Trustees (since 2003),         Chairman of the following private companies: Ambassador Media Corporation (since 1984) and Broadway
Trustee (since 1999)           Ventures (since 1984); Director of the following: Helmerich & Payne, Inc. (oil and gas
Age: 68                        drilling/production company) (since 1992), Campus Crusade for Christ (since 1991) and The Lynde and
                               Harry Bradley Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great
                               Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former
                               Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology
                               Corporation (computer equipment company) (1991-2003) and International Family Entertainment
                               (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity funds) (until
Trustee (since 1993)           February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc. (until
Age: 74                        March 2000); Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards
                               Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc.
                               (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of A.G.
                               Edwards Trust Company (until March 1999) and A.G.E. Asset Management (investment adviser) (until
                               March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,               Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April
Trustee (since 1999)           1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999);
Age: 69                        Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen
                               held several positions with the Manager and with subsidiary or affiliated companies of the Manager
                               (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,             Member of The Life Guard of Mount Vernon (George Washington historical site) (since June 2000);
Trustee (since 1999)           Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002); Partner at
Age: 67                        PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse
                               LLP Global Investment Management Industry Services Group (July 1994-June 1998). Oversees 38
                               portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                 Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy
Trustee (since 1990)           Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals (October
Age: 64                        1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February
                               1998-February 2003); Chairman and Director (until October 1996) and President and Chief Executive
                               Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the
                               following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager),
                               Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees
                               38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                  Director of Colorado Uplift (charitable organization) (since September 1984). Mr. Freedman held
Trustee (since 1996)           several positions with the Manager and with subsidiary or affiliated companies of the Manager
Age: 65                        (until October 1994). Oversees 38 portfolios in the OppenheimerFunds complex.


                     55 | OPPENHEIMER STRATEGIC BOND FUND/VA

TRUSTEES AND OFFICERS  Unaudited/Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,           Trustee of Monterey Institute for International Studies (educational organization) (since February
Trustee (since 2002)           2000); Director of The California Endowment (philanthropic organization) (since April 2002); Director
Age: 59                        of Community Hospital of Monterey Peninsula (since February 2002); Vice Chair of American Funds'
                               Emerging Markets Growth Fund, Inc. (mutual fund) (since October 1991); President of ARCO Investment
                               Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller
                               Foundation and The University of Michigan; Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds
                               (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company)
                               (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and
                               Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

ROBERT J. MALONE,              Director of Jones International University (educational organization) (since August 2005); Chairman,
Trustee (since 2002)           Chief Executive Officer and Director of Steele Street State Bank (commercial banking) (since August
Age: 61                        2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher
                               Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado
                               (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director
                               of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge,
                               Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration)
                               (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company)
Trustee (since 2000)           (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee and Chairman
Age: 63                        of the Investment Committee (since 1994) of the Worcester Polytech Institute (private university);
                               President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of
                               SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); Member of the Investment Committee of the Community Foundation of Western Massachusetts (1998-2003); and
                               Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January
                               1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
AND OFFICER                    NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS
                               WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and Director (since June 2001) and President (since September 2000)
President and Trustee          of the Manager; President and Director or Trustee of other Oppenheimer funds; President and Director
(since 2001)                   of OAC and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
Age: 56                        (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                               November 2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
                               Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July
                               2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                               Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management
                               Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management
                               Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and
                               Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                               Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of
                               DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June
                               1995); Member of the Investment Company Institute's Board of Governors (since October 3, 2003); Chief
                               Operating Officer of the Manager (September 2000-June 2001); President and Trustee of MML Series
                               Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November
                               2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                               Executive Officer and Director of MML Bay State Life Insurance Company (September 1999-August 2000);
                               Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle
                               Bancorp) (June 1989-June 1998). Oversees 87 portfolios in the OppenheimerFunds complex.


                     56 | OPPENHEIMER STRATEGIC BOND FUND/VA

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF              THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. STEINMETZ AND ZACK, TWO
THE FUND                       WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY AND
                               WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE
                               TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT DEATH OR REMOVAL.

ARTHUR P. STEINMETZ,           Senior Vice President of the Manager (since March 1993) and of HarbourView Asset Management
Vice President and Portfolio   Corporation (since March 2000). An officer of 4 portfolios in the OppenheimerFunds complex.
Manager (since 1993)
Age: 47

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice President
Vice President and Chief       of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer             Services, Inc. (since June 1983); Vice President and Director of Internal Audit of the Manager
(since 2004)                   (1997-February 2004). An officer of 87 portfolios in the OppenheimerFunds complex.
Age: 55

BRIAN W. WIXTED,               Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following:
Treasurer and Principal        HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services,
Financial and Accounting       Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
Officer (since 1999)           (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
Age: 46                        Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                               November 2000), and OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief Financial
                               Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                               Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                               1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                               Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An
                               officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager;
Vice President and Secretary   General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial
(since 2001)                   Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of
Age: 57                        HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC
                               (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001)
                               of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of
                               Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                               Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior
                               Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company
                               (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior
                               Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001);
                               Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                               1985-December 2003), Acting General Counsel (November 2001-February 2002) and Associate General
                               Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the following: Shareholder
                               Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                               2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                     57 | OPPENHEIMER STRATEGIC BOND FUND/VA

OPPENHEIMER VALUE FUND/VA
FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund withstood a volatile market environment to deliver an attractive 12-month total return. Strong relative total returns for the Fund's financials and consumer staples stocks helped overcome relative weakness in the portfolio's technology and industrial holdings.

      The Fund's strong performance can be attributed to our bottom-up stock selection discipline. Our investment strategy centers around finding stocks whose prices are, in our view, inexpensive relative to the underlying companies' long-term earnings power and potential to generate cash flow.

      During this period, we found relatively few financial services companies that met our investment parameters. We believe many financial services companies were overly exposed to a flat yield curve (i.e., a relatively small gap or difference between short- and long-term fixed-income yields). Due to these concerns, the portfolio was underweighted (vs. the index) in financial services. Despite the variance, this sector was an area of relative strength for the Fund. Among the largest contributors to performance were Lehman Brothers, Inc., Franklin Resources, Inc. and Genworth, Inc. The Fund was also underweighted in the energy sector, which detracted from results as energy stocks outperformed.

      The Fund's financial services holdings benefited primarily from company-specific developments. The stock of brokerage firm Lehman Brothers was relatively inexpensive when we purchased it, despite its strong profitability and improvements in its franchises and returns. Since then, the stock has appreciated. Asset manager Franklin Resources benefited from robust mutual fund inflows that helped to boost earnings and, its stock price. Stock selection in consumer staples, lead by our holding in Altria, also contributed to relative performance.

      The underweight in the energy sector detracted from relative performance. The Fund's energy-related holdings involve companies whose individual merits and unique industry positioning may enable them to outperform the energy sector.

      The Fund's primary area of weakness was technology, a sector in which the portfolio was overweighted. The single largest detractors from results were Take Two Interactive Software, Inc., and IBM Corp. Take Two, a manufacturer of mature-rated and sports-related game software and video game accessories, suffered primarily due a weaker than expected environment during the current platform transition period as well as company specific execution issues. In the first half of the period, IBM experienced difficulty with execution. Although the situation has improved, the stock still has not recovered fully. Stock selection in industrials also detracted from performance due primarily to weakness in Cendant Corp.

      COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment in the Fund held until December 31, 2005. In the case of non-service shares, performance is measured from inception of the class on January 2, 2003. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the Russell 1000 Value Index, an unmanaged index of equity securities of small capitalization companies that is a measure of the small company market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graph shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                         4 | OPPENHEIMER VALUE FUND/VA

NON-SERVICE SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Value Fund/VA (Non-Service)
      Russell 1000 Value Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                       Value of Investment     Russell 1000 Value
   Date                      In Fund                 Index
01/02/2003                   10,000                  10,000
03/31/2003                    9,230                  9,514
06/30/2003                   10,800                  11,157
09/30/2003                   11,250                  11,387
12/31/2003                   12,900                  13,003
03/31/2004                   13,152                  13,397
06/30/2004                   13,100                  13,515
09/30/2004                   13,194                  13,723
12/31/2004                   14,771                  15,148
03/31/2005                   14,795                  15,161
06/30/2005                   15,048                  15,415
09/30/2005                   15,759                  16,014
12/31/2005                   15,640                  16,216

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/05
1-Year  5.88%     5-Year  N/A     Since Inception (1/2/03)  16.09%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                         5 | OPPENHEIMER VALUE FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                   BEGINNING     ENDING        EXPENSES
                                   ACCOUNT       ACCOUNT       PAID DURING
                                   VALUE         VALUE         6 MONTHS ENDED
                                   (7/1/05)      (12/31/05)    DECEMBER 31, 2005
--------------------------------------------------------------------------------
Non-Service shares Actual          $1,000.00     $1,039.30         $10.54
--------------------------------------------------------------------------------
Non-Service shares Hypothetical     1,000.00      1,014.92          10.41

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2005 is as follows:

CLASS               EXPENSE RATIO
---------------------------------
Non-Service shares      2.04%
--------------------------------------------------------------------------------

                         6 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2005
--------------------------------------------------------------------------------

                                                                   VALUE
                                              SHARES          SEE NOTE 1
-------------------------------------------------------------------------
COMMON STOCKS--114.4%
-------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.3%
-------------------------------------------------------------------------
MEDIA--10.3%
Comcast Corp., Cl. A Special, Non-Vtg. 1       2,300        $     59,087
-------------------------------------------------------------------------
Liberty Global, Inc., Series A                 2,943              66,218
-------------------------------------------------------------------------
Liberty Global, Inc., Series C 1               4,343              92,072
-------------------------------------------------------------------------
News Corp., Inc., Cl. A                        3,000              46,650
                                                            -------------
                                                                 264,027

CONSUMER STAPLES--6.4%
-------------------------------------------------------------------------
BEVERAGES--0.7%
Diageo plc, Sponsored ADR                        300              17,490
-------------------------------------------------------------------------
TOBACCO--5.7%
Altria Group, Inc.                             1,950             145,704
-------------------------------------------------------------------------
ENERGY--13.8%
-------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.1%
Halliburton Co.                                  470              29,121
-------------------------------------------------------------------------
OIL & GAS--12.7%
BP plc, ADR                                    2,070             132,935
-------------------------------------------------------------------------
Exxon Mobil Corp.                              2,500             140,425
-------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                   400              50,560
                                                            -------------
                                                                 323,920

-------------------------------------------------------------------------
FINANCIALS--35.5%
-------------------------------------------------------------------------
CAPITAL MARKETS--5.9%
UBS AG                                         1,600             152,240
-------------------------------------------------------------------------
COMMERCIAL BANKS--12.0%
Bank of America Corp.                          1,288              59,441
-------------------------------------------------------------------------
Wachovia Corp.                                 2,000             105,720
-------------------------------------------------------------------------
Wells Fargo & Co.                              2,280             143,252
                                                            -------------
                                                                 308,413

-------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.5%
Capital One Financial Corp.                      870              75,168
-------------------------------------------------------------------------
Citigroup, Inc.                                  600              29,118
-------------------------------------------------------------------------
JPMorgan Chase & Co.                           2,650             105,179
-------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                    60               7,690
                                                            -------------
                                                                 217,155

-------------------------------------------------------------------------
INSURANCE--5.7%
Everest Re Group Ltd.                            300              30,105
-------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                2,140              74,001
-------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.            1,360              42,255
                                                            -------------
                                                                 146,361

-------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--3.4%
Countrywide Financial Corp.                    1,330              45,473
-------------------------------------------------------------------------
Freddie Mac                                      620              40,517
                                                            -------------
                                                                  85,990

                                                                   VALUE
                                              SHARES          SEE NOTE 1
-------------------------------------------------------------------------
HEALTH CARE--5.2%
-------------------------------------------------------------------------
BIOTECHNOLOGY--1.1%
Wyeth                                            600        $     27,642
-------------------------------------------------------------------------
PHARMACEUTICALS--4.1%
Pfizer, Inc.                                   1,300              30,316
-------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                         1,720              75,508
                                                            -------------
                                                                 105,824

-------------------------------------------------------------------------
INDUSTRIALS--11.0%
-------------------------------------------------------------------------
AEROSPACE & DEFENSE--7.6%
Honeywell International, Inc.                    830              30,918
-------------------------------------------------------------------------
Raytheon Co.                                     340              13,651
-------------------------------------------------------------------------
United Technologies Corp.                      2,700             150,957
                                                            -------------
                                                                 195,526

-------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.4%
Cendant Corp.                                  4,990              86,078
-------------------------------------------------------------------------
INFORMATION TECHNOLOGY--17.4%
-------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.7%
Hutchinson Technology, Inc. 1                  1,200              34,140
-------------------------------------------------------------------------
International Business Machines Corp.            730              60,006
                                                            -------------
                                                                  94,146

-------------------------------------------------------------------------
SOFTWARE--13.7%
Microsoft Corp.                                4,860             127,089
-------------------------------------------------------------------------
Novell, Inc. 1                                 4,470              39,470
-------------------------------------------------------------------------
Synopsys, Inc. 1                               4,060              81,444
-------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1          5,890             104,253
                                                            -------------
                                                                 352,256

-------------------------------------------------------------------------
MATERIALS--4.5%
-------------------------------------------------------------------------
CHEMICALS--2.9%
Praxair, Inc.                                  1,370              72,555
-------------------------------------------------------------------------
METALS & MINING--1.6%
Phelps Dodge Corp.                               290              41,722
-------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
-------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
IDT Corp., Cl. B 1                             2,730              31,941
-------------------------------------------------------------------------
Sprint Nextel Corp.                            1,200              28,032
                                                            -------------
                                                                  59,973

-------------------------------------------------------------------------
UTILITIES--8.0%
-------------------------------------------------------------------------
ELECTRIC UTILITIES--6.7%
AES Corp. (The) 1                              5,210              82,474
-------------------------------------------------------------------------
CMS Energy Corp. 1                             2,480              35,985
-------------------------------------------------------------------------
PG&E Corp.                                       540              20,045
-------------------------------------------------------------------------
Reliant Energy, Inc. 1                         3,300              34,056
                                                            -------------
                                                                 172,560


                          7 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                   VALUE
                                              SHARES          SEE NOTE 1
-------------------------------------------------------------------------
GAS UTILITIES--1.3%
Sempra Energy                                    730        $     32,732
                                                            -------------
Total Common Stocks (Cost $2,530,488)                          2,931,435

                                           PRINCIPAL
                                              AMOUNT
-------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.1%
-------------------------------------------------------------------------
Undivided interest of 0.004% in joint repurchase
agreement (Principal Amount/Value $1,414,200,000,
with a maturity value of $1,414,844,247)
with UBS Warburg LLC, 4.10%, dated 12/30/05,
to be repurchased at $54,025 on 1/3/06,
collateralized by Federal Home Loan Mortgage Corp.,
5%, 1/1/35, with a value of $157,513,104 and Federal
National Mortgage Assn., 5%--5.50%, 3/1/34--10/1/35,
with a value of $1,301,420,187
(Cost $54,000)                            $   54,000              54,000

                                                                   VALUE
                                                              SEE NOTE 1
-------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $2,584,488)                              116.5%       $  2,985,435
-------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS          (16.5)           (423,175)
                                          -------------------------------
NET ASSETS                                     100.0%       $  2,562,260
                                          ===============================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1.    Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          8 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value (cost $2,584,488)--see accompanying statement of investments   $ 2,985,435
-------------------------------------------------------------------------------------------------
Cash                                                                                      10,326
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                          39,875
Interest and dividends                                                                     2,783
Other                                                                                      2,668
                                                                                     ------------
Total assets                                                                           3,041,087

-------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                419,624
Investments purchased                                                                     40,239
Trustees' compensation                                                                     3,819
Shareholder communications                                                                 2,406
Other                                                                                     12,739
                                                                                     ------------
Total liabilities                                                                        478,827

-------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $ 2,562,260
                                                                                     ============

-------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                           $       230
-------------------------------------------------------------------------------------------------
Additional paid-in capital                                                             2,132,982
-------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                           (1,456)
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                              29,557
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                               400,947
                                                                                     ------------
NET ASSETS--applicable to 229,559 shares of beneficial interest outstanding          $ 2,562,260
                                                                                     ============

-------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE             $     11.16

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                          9 | OPPENHEIMER VALUE FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $487)                                 $    53,424
-------------------------------------------------------------------------------------------------
Interest                                                                                   2,021
                                                                                     ------------
Total investment income                                                                   55,445

-------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------
Management fees                                                                           21,587
-------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                               14,923
-------------------------------------------------------------------------------------------------
Shareholder communications                                                                 4,981
-------------------------------------------------------------------------------------------------
Trustees' compensation                                                                     4,627
-------------------------------------------------------------------------------------------------
Administration service fees                                                                1,500
-------------------------------------------------------------------------------------------------
Insurance expenses                                                                           888
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                  132
-------------------------------------------------------------------------------------------------
Other                                                                                      2,507
                                                                                     ------------
Total expenses                                                                            51,145
Less reduction to custodian expenses                                                         (32)
                                                                                     ------------
Net expenses                                                                              51,113

-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      4,332

-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------------------------
Net realized gain on investments                                                         444,863
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                    (281,841)

-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $   167,354
                                                                                     ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         10 | OPPENHEIMER VALUE FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                     2005           2004
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                         $     4,332    $    (2,747)
----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                        444,863        462,480
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                   (281,841)       (56,226)
                                                                                     ---------------------------
Net increase in net assets resulting from operations                                     167,354        403,507

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                                      (4,318)       (10,068)
----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                    (415,306)      (584,853)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions                    --       (864,862)

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total decrease                                                                          (252,270)    (1,056,276)
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    2,814,530      3,870,806
                                                                                     ---------------------------
End of period (including accumulated net investment loss of $1,456 and $1,470,
respectively)                                                                        $ 2,562,260    $ 2,814,530
                                                                                     ===========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         11 | OPPENHEIMER VALUE FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,                                                2005          2004        2003 1
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                 $    12.26    $    12.90     $   10.00
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                                .02 2        (.01) 2        .03
Net realized and unrealized gain                                                            .71          1.82          2.87
                                                                                     -----------------------------------------
Total from investment operations                                                            .73          1.81          2.90
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                       (.02)         (.03)           --
Distributions from net realized gain                                                      (1.81)        (2.42)           --
                                                                                     -----------------------------------------
Total dividends and/or distributions to shareholders                                      (1.83)        (2.45)           --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                       $    11.16    $    12.26     $   12.90
                                                                                     =========================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                                         5.88%        14.50%        29.00%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                             $    2,562    $    2,815     $   3,871
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                    $    2,878    $    3,370     $   3,205
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                                                               0.15%        (0.08)%        0.27%
Total expenses                                                                             1.78% 5       1.82% 5       1.39% 5
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                      86%          100%          120%

1. For the period from January 2, 2003 (commencement of operations) to December 31, 2003.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         12 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Value Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). As of December 31, 2005, all of the Non-Service shares were owned by the Manager.

      The Fund currently offers Non-Service shares only. The shares are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
      SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                         13 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                               BASED ON COST OF
                                                                 SECURITIES AND
      UNDISTRIBUTED     UNDISTRIBUTED        ACCUMULATED      OTHER INVESTMENTS
      NET INVESTMENT        LONG-TERM               LOSS     FOR FEDERAL INCOME
      INCOME                     GAIN   CARRYFORWARD 1,2           TAX PURPOSES
      -------------------------------------------------------------------------
      $14,670                 $16,079                $--               $400,947

1. During the fiscal year ended December 31, 2005, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended December 31, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 was as follows:

                                        YEAR ENDED            YEAR ENDED
                                 DECEMBER 31, 2005     DECEMBER 31, 2004
      ------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                    $ 103,467             $ 305,198
      Long-term capital gain               316,157               289,723
                                         -------------------------------
      TOTAL                              $ 419,624             $ 594,921
                                         ===============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities                         $2,584,488
                                                             ===========
      Gross unrealized appreciation                          $  465,790
      Gross unrealized depreciation                             (64,843)
                                                             -----------
      Net unrealized appreciation (depreciation)             $  400,947
                                                             ===========


                         14 | OPPENHEIMER VALUE FUND/VA

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings. At December 31, 2005, the Fund had $13 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                          YEAR ENDED DECEMBER 31, 2005       YEAR ENDED DECEMBER 31, 2004
                                                SHARES          AMOUNT        SHARES               AMOUNT
----------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Dividends and/or distributions reinvested           --         $    --        10,679            $ 135,090
Redeemed                                            --              --       (81,120)            (999,952)
                                               -----------------------------------------------------------
Net decrease                                        --         $    --       (70,441)           $(864,862)
                                               ===========================================================


                         15 | OPPENHEIMER VALUE FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2005, were as follows:

                                  PURCHASES         SALES
---------------------------------------------------------
Investment securities           $ 2,478,228   $ 2,906,942

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                         16 | OPPENHEIMER VALUE FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER VALUE FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Value Fund/VA, a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Value Fund/VA as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the periods presented, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 13, 2006


                         17 | OPPENHEIMER VALUE FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $1.3772 per share were paid to Non-Service shareholders, respectively, on December 30, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2005 which are not designated as capital gain distributions should be multiplied by 37.48% to arrive at the amount eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         18 | OPPENHEIMER VALUE FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         19 | OPPENHEIMER VALUE FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Leavy and the Manager's Equity Value investment team and analysts. Mr. Leavy has had over 13 years of experience managing equity investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap value funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year performance was better than its peer group median. The Fund did not have three-year performance yet since its inception date was January 1, 2003.


                         20 | OPPENHEIMER VALUE FUND/VA

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other large-cap value and large-cap core funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are both lower than its peer group median and average, although its total expenses are higher than its peer group median and average. The Board concluded that, in light of the Fund's strong performance, the management fee was reasonable.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                         21 | OPPENHEIMER VALUE FUND/VA

TRUSTEES AND OFFICERS  Unaudited

--------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
THE FUNDS, LENGTH OF           HELD; NUMBER OF PORTFOLIOS IN THE FUNDS COMPLEX CURRENTLY OVERSEEN
SERVICE, AGE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                       COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                               RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,          Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman of the Board          Company (since 1991), Centennial State Mortgage Company (since 1994), and The El
of Trustees (since 2003),      Paso Mortgage Company (since 1993); Chairman of the following private companies:
Trustee (since 2003)           Ambassador Media Corporation (since 1984) and Broadway Ventures (since 1984);
Age: 68                        Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since 1991) and The Lynde and
                               Harry Bradley Foundation, Inc. (non-profit organization) (since 2002); former
                               Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency)
                               (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage)
                               (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology
                               Corporation (computer equipment company) (1991-2003) and International Family
                               Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January
                               1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 2003)           equity funds) (until February 2001); Chairman, President and Chief Executive Officer
Age: 74                        of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons,
                               Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March
                               1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of
                               A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management
                               (investment adviser) (until March 1999). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

GEORGE C. BOWEN,               Assistant Secretary and Director of Centennial Asset Management Corporation
Trustee (since 2003)           (December 1991-April 1999); President, Treasurer and Director of Centennial Capital
Age: 69                        Corporation (June 1989-April 1999); Chief Executive Officer and Director of
                               MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager
                               (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,             Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Trustee (since 2003)           June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 67                        Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                               Chairman of Price Waterhouse LLP Global Investment Management Industry Services
                               Group (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                 Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 2003)           Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 64                        Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                               Mountain Elk Foundation (non-profit organization) (February 1998-February 2003);
                               Chairman and Director (until October 1996) and President and Chief Executive Officer
                               (until October 1995) of the Manager; President, Chief Executive Officer and Director
                               of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc.
                               (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                  Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 2003)           Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 65                        companies of the Manager (until October 1994). Oversees 38 portfolios in the
                               OppenheimerFunds complex.


                         22 | OPPENHEIMER VALUE FUND/VA

BEVERLY L. HAMILTON,           Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2003)           (since February 2000); Director of The California Endowment (philanthropic
Age: 59                        organization) (since April 2002); Director of Community Hospital of Monterey
                               Peninsula (since February 2002); Vice Chair of American Funds' Emerging Markets
                               Growth Fund, Inc. (mutual fund) (since October 1991); President of ARCO Investment
                               Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation and The University of Michigan; Advisor at Credit
                               Suisse First Boston's Sprout venture capital unit (venture capital fund)
                               (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company)
                               (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April
                               1989-June 2004); Member of the investment committee of Hartford Hospital
                               (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,              Director of Jones International University (educational organization) (since August
Trustee (since 2003)           2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 61                        (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of
                               U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director
                               of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of
                               Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil
                               and gas exploration) (1997-February 2004). Oversees 38 portfolios in the
                               OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,      Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2003)           (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 63                        company) (since 1996), Trustee and Chairman of the Investment Committee (since 1994)
                               of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS &
                               Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999);
                               Member of the Investment Committee of the Community Foundation of Western
                               Massachusetts (1998-2003); and Executive Vice President of Peoples Heritage
                               Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                    FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                               INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                               OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                               REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                               OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Principal        (since September 2000) of the Manager; President and Director or Trustee of other
Executive Officer              Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
(since 2001) and               Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
Trustee (since 2003)           Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
Age: 56                        November 2001); Chairman and Director of Shareholder Services, Inc. and of
                               Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                               (since July 2001); President and Director of OppenheimerFunds Legacy Program
                               (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory sub-sidiaries of the Manager: OFI Institutional
                               Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                               Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                               HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                               July 2001); President (since November 2001) and Director (since July 2001) of
                               Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                               Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                               LLC) (since June 1995); Member of the Investment Company Institute's Board of
                               Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
                               2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                               Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                               Executive Officer and Director of MML Bay State Life Insurance Company (September
                               1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                               (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                               87 portfolios in the OppenheimerFunds complex.


                         23 | OPPENHEIMER VALUE FUND/VA

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF              THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. LEAVY
THE FUND                       AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                               10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL,
                               COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                               RESIGNATION, RETIREMENT DEATH OR REMOVAL.

CHRISTOPHER LEAVY,             Senior Vice President of the Manager since September 2000; portfolio manager of
Vice President and             Morgan Stanley Dean Witter Investment Management (1997-September 2000). An officer
Portfolio Manager              of 8 portfolios in the OppenheimerFunds complex.
(since 2002)
Age: 34

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief       2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer             Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                   President and Director of Internal Audit of the Manager (1997-February 2004). An
Age: 55                        officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,               Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal        the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting       Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 2003)           Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 46                        Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                               and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                               (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                               Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                               March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                               OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                               Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                               1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and Secretary   of the Manager; General Counsel and Director of the Distributor (since December
(since 2003)                   2001); General Counsel of Centennial Asset Management Corporation (since December
Age: 57                        2001); Senior Vice President and General Counsel of HarbourView Asset Management
                               Corporation (since December 2001); Secretary and General Counsel of OAC (since
                               November 2001); Assistant Secretary (since September 1997) and Director (since
                               November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                               President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                               2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                               Senior Vice President, General Counsel and Director of Shareholder Financial
                               Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                               President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                               Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                               Program (since June 2003); Senior Vice President and General Counsel of OFI
                               Institutional Asset Management, Inc. (since November 2001); Director of
                               OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                               1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                               Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                               Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                               Shareholder Financial Services, Inc. (November 1989-November 2001), and
                               OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                         24 | OPPENHEIMER VALUE FUND/VA

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $216,250 in fiscal 2005 and $201,500 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: seed money audit.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds

By:   /s/ John  V. Murphy
      -------------------
      John  V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John  V. Murphy
      -------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006